                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-5972

  NAME OF REGISTRANT:                                                    VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          OCTOBER 31

  DATE OF REPORTING PERIOD:                                        JULY 1, 2009 - JUNE 30, 2010

  FUND:   VANGUARD PACIFIC STOCK INDEX FUND

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ABC-MART,INC.

  TICKER:                  N/A                 CUSIP:   J00056101

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

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  ISSUER:                  ACOM CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J00105106

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                   ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ADVANTEST CORPORATION

  TICKER:                  N/A                 CUSIP:   J00210104

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AEON CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J00288100

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AEON CREDIT SERVICE CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J0021H107

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Expand Business Lines        ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AEON MALL CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J10005106

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Allow Board to Make          ISSUER            YES         AGAINST           AGAINST

Rules Governing Exercise of Shareholders' Rights,

Expand Business Lines, Adopt Reduction of Liability

System for Outside Directors, Adopt Reduction of

Liability System for Outside Auditors, Adopt

Restriction to the Rights for Odd-Lot Shares

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AGL ENERGY LTD

  TICKER:                  N/A                 CUSIP:   Q01630104

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial          ISSUER             NO              N/A                  N/A

report of the Company and the consolidated entity and

 the reports of the Directors and the Auditor for the

 FYE 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

FYE 30 JUN 2009 as specified

PROPOSAL #3.A: Re-elect Mr. Max G. Ould as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who retires by rotation at the close

 of the meeting in accordance with Clause 58 of the

Company's Constitution

PROPOSAL #3.B: Re-elect Mr. Les V. Hosking as a                 ISSUER            YES             FOR                  FOR

Director of the Company, in accordance with Clause

56.2 of the Company's Constitution

PROPOSAL #3.C: Re-elect Mr. John V. Stanhope as a              ISSUER            YES             FOR                  FOR

Director of the Company, in accordance with Clause

56.2 of the Company's Constitution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AIOI INSURANCE COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J00607101

  MEETING DATE:      12/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approval of Share Exchange Agreement            ISSUER            YES             FOR                  FOR

between the Company and Mitsui Sumitomo Insurance

Group Holdings, Inc.

PROPOSAL #2.: Approval of Merger Agreement between            ISSUER            YES             FOR                  FOR

the Company and Nissay Dowa General Insurance Company

PROPOSAL #3.: Amend Articles to: Change Official                ISSUER            YES             FOR                  FOR

Company Name to Aioi Nissay Dowa Insurance

Company,Limited and Delete the Articles Related to

Record Dates, etc.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AIR WATER INC.

  TICKER:                  N/A                 CUSIP:   J00662114

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.18: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.19: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AISIN SEIKI CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J00714105

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                   ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.18: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Payment of Bonuses to Corporate         ISSUER            YES             FOR                  FOR

Officers

PROPOSAL #5: Approve Issuance of Share Acquisition            ISSUER            YES             FOR                  FOR

Rights as Stock Options

PROPOSAL #6: Presentation of Condolence Money to the         ISSUER            YES         AGAINST           AGAINST

late Corporate Auditors Minoru Hayashi and Hirohisa

Yamada, and Payment of Retirement Benefits for

Termination Resulting from the Abolition of the

Retirement Benefits System for Corporate Auditors

PROPOSAL #7: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AJINOMOTO CO.,INC.

  TICKER:                  N/A                 CUSIP:   J00882126

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALFRESA HOLDINGS CORPORATION

  TICKER:                  N/A                 CUSIP:   J0109X107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.3: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALL NIPPON AIRWAYS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J51914109

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Increase Capital              ISSUER            YES             FOR                  FOR

Shares to be issued to 5,100,000,000 shs.

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.17: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALUMINA LTD

  TICKER:                  N/A                 CUSIP:   Q0269M109

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the financial report and the              ISSUER             NO              N/A                  N/A

reports of the Directors and the Auditor for the YE

31 DEC 2009

PROPOSAL #2: Adopt the remuneration report for the YE        ISSUER            YES             FOR                  FOR

 31 DEC 2009

PROPOSAL #3: Re-election of Mr. Peter A. F. Hay as a         ISSUER            YES             FOR                  FOR

Director, retires in accordance with the Company's

Constitution

PROPOSAL #4: Approve, for all purposes under the                ISSUER            YES             FOR                  FOR

Corporations Act 2001  Cth  for the grant to Mr. John

 Bevan, Chief Executive Officer of the Company, of

rights to acquire ordinary shares in the capital of

the Company in accordance with the terms contained in

 the Company's Long Term Incentive Plan as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMADA CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J01218106

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.3: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve Issuance of Share Acquisition          ISSUER            YES             FOR                  FOR

Rights as Stock Options

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMCOR LTD

  TICKER:                  N/A                 CUSIP:   Q03080100

  MEETING DATE:      10/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report of the              ISSUER             NO              N/A                  N/A

Company and the reports of the Directors and the

Auditor in respect of the YE 30 JUN 2009

PROPOSAL #2.a: Re-elect Mr. George John Pizzey as a          ISSUER            YES             FOR                  FOR

Director who retires by rotation in accordance with

Rule 63 of the Company's Constitution

PROPOSAL #2.b: Re-elect Mr. Jeremy Leigh Sutcliffe as        ISSUER            YES             FOR                  FOR

 a Director who retires by rotation in accordance

with Rule 63 of the Company's Constitution

PROPOSAL #3.: Approve, for all purposes under the              ISSUER            YES             FOR                  FOR

Corporations Act 2001 [Cth] and the Australian

Securities Exchange Listing Rules [including Listing

Rule 10.14], the issue to the Managing Director and

the Chief Executive Officer of the Company, Mr. K.N.

MacKenzie, of 367,000 Performance Rights and

2,760,000 Options pursuant to the Company's Long Term

 Incentive Plan, as specified, and for the issue of

ordinary shares in the Company upon the exercise of

those Options and Performance Rights

PROPOSAL #4.: Approve, for all purposes under the              ISSUER            YES             FOR                  FOR

Corporations Act 2001 [Cth], and the Australian

Securities Exchange Listing Rules [including Listing

Rule 10.14], the issue to the Managing Director and

the Chief Executive Officer of the Company, Mr. K.N.

MacKenzie, of a number of share Rights pursuant to

the Company's Management Incentive Plan - Equity, as

specified and for the issue of ordinary shares in the

 Company upon the vesting of those Share Rights

PROPOSAL #5.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

Company [included in the report of the Directors] for

 the YE 30 JUN 2009

PROPOSAL #S.6: Approve, pursuant to Sections 136(2)          ISSUER            YES             FOR                  FOR

and 648G of the Corporations Act 2001 [CTH] the

Company's Constitution be altered in the manner

Amended Constitution submitted to this meeting and

signed by the Chairman of this meeting for

identification, such alterations

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMP LTD

  TICKER:                  N/A                 CUSIP:   Q0344G101

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: To receive and consider the financial            ISSUER             NO              N/A                  N/A

report, the Directors' report and the Auditors'

report for the YE 31 DEC 2009

PROPOSAL #2: Approve, for the purposes of ASX Listing        ISSUER            YES             FOR                  FOR

 Rule 7.4, the issue of shares by AMP Limited as and

on the basis as specified

PROPOSAL #3.A: Re-elect Peter Mason as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #3.B: Re-elect John Palmer as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #3.C: Re-elect Richard Grellman as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.D: Election of Paul Fegan as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the remuneration report for the         ISSUER            YES             FOR                  FOR

YE 31 DEC 2009

PROPOSAL #5: Grant authority for the acquisition by          ISSUER            YES             FOR                  FOR

the Managing Director of AMP Limited, Mr. Craig Dunn,

 of:  a  performance rights as the Managing

Director's long-term incentive for 2010  b  shares in

 AMP Limited on the exercise of some or all of those

performance rights, as and on the basis specified

PROPOSAL #6: Approve, with effect from the day after         ISSUER            YES             FOR                  FOR

the conclusion of the 2010 AGM of AMP Limited, the

remuneration for the services of Non-Executive

Directors of AMP Limited is increased by AUD 500,000

to an aggregate maximum sum of AUD 3.5 million per

annum; such remuneration is to be divided among the

Non-Executive Directors in such proportion and manner

 as the Directors agree  or, in default of agreement,

 equally  and to be taken to accrue from day to day

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AOZORA BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J0172K107

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Provision of Retirement                     ISSUER            YES             FOR                  FOR

Allowance for Retiring Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ARISTOCRAT LEISURE LIMITED

  TICKER:                  N/A                 CUSIP:   Q0521T108

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Appointment of Dr. ID Blackburne as a            ISSUER            YES             FOR                  FOR

Director, in accordance with Clause

PROPOSAL #2: Appointment of Mr. SW Morro as a                     ISSUER            YES             FOR                  FOR

Director, in accordance with Clause 12.6 of

PROPOSAL #3: Re-elect Mr. DJ Simpson as a Director,          ISSUER            YES             FOR                  FOR

in accordance with Clause 12.3 of the Constitution of

 the Company, who retires from office by rotation

PROPOSAL #4: Approve that Mr. JR Odell, Chief                     ISSUER            YES             FOR                  FOR

Executive Officer and Managing Director, be granted

449,572 performance share rights pursuant to the

Company's Performance Share Plan, in the manner set

out in the explanatory statement to the notice of

meeting, for all purposes, including for the purpose

of ASX Listing Rules 7.1 and 10.14

PROPOSAL #5: Approve that MR. V Blanco, Senior Vice          ISSUER            YES             FOR                  FOR

President, Platform Architecture to the Company, be

granted 110,174 in the manner set out in the

explanatory statement to the notice of meeting, for

all purposes, including for the purpose of ASX

Listing Rule 7.1

PROPOSAL #6: Adopt the remuneration report for the            ISSUER            YES         AGAINST           AGAINST

Company  included in the Director's report  for the

YE 31 DEC 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ARROW ENERGY LIMITED

  TICKER:                  N/A                 CUSIP:   Q0538G107

  MEETING DATE:      11/20/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

FYE 30 JUN 2009, as set out in the Directors' report,

 dealing with the remuneration of the Directors and

Senior Executives

PROPOSAL #2.: Re-elect Mr. Stephen Bizzell as a                 ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation

under Rule 38.1 of the Company's Constitution

PROPOSAL #3.: Re-elect Dr. Paul Elkington as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation

under Rule 38.1 of the Company's Constitution

PROPOSAL #4.: Re-elect Dr. Ralph Craven as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who was appointed to the Board of

Directors as an additional Director since the last

AGM, in accordance with Rule 38.1 of the Company's

Constitution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASAHI BREWERIES,LTD.

  TICKER:                  N/A                 CUSIP:   J02100113

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Renewal of the Plan against Large-Scale        ISSUER            YES         AGAINST           AGAINST

 Purchases of the Shares in the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASAHI GLASS COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J02394120

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Delegation to the Board of Directors of        ISSUER            YES         AGAINST           AGAINST

 the authority to decide matters concerning the

offering of stock acquisition rights issued as stock

options to employees of the Company and Directors and

 employees of the Company's subsidiaries, etc.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASAHI KASEI CORPORATION

  TICKER:                  N/A                 CUSIP:   J0242P110

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve Provision of Retirement                     ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASCENDAS REAL ESTATE INVESTMENT TRUST

  TICKER:                  N/A                 CUSIP:   Y0205X103

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the report of HSBC              ISSUER            YES             FOR                  FOR

Institutional Trust Services  Singapore Limited  as

trustee of A-REIT   the Trustee  the Statement by

Ascendas Funds Management (S) Limited  as manager of

A-REIT   the Manager  and the Audited Financial

Statements of A-REIT for the FYE 31 MAR 2010 and the

Auditors' report thereon

PROPOSAL #2: Re-appoint KPMG LLP as the Auditors of          ISSUER            YES             FOR                  FOR

A-REIT to hold office until the conclusion of the

next AGM of A-REIT and authorize the Manager to fix

their remuneration

PROPOSAL #3: Authorize the Manager to: issue units in        ISSUER            YES             FOR                  FOR

 A-REIT  Units  whether by way of rights, bonus or

otherwise; and/or make or grant offers, agreements or

 options  collectively, Instruments  that might or

would require Units to be issued, including but not

limited to the creation and issue of  as well as

adjustments to  securities, warrants, debentures or

other instruments convertible into Units, at any time

 and upon such terms and conditions and for such

purposes and to such persons as the Manager may in

its absolute discretion deem fit; and issue Units in

pursuance of any Instrument made or granted by the

Manager while this Resolution was in force

notwithstanding that the authority conferred by this

Resolution may have ceased to be in force at the time

 such Units are issued  provided that: the aggregate

number of units CONTD..

PROPOSAL #CONT: ..CONTD to be issued pursuant to this        ISSUER             NO              N/A                  N/A

 resolution  including Units to be issued in

pursuance of instruments made or granted pursuant to

this resolution) shall not exceed 50% of the total

number of issued units excluding treasury Units, if

any   as calculated in accordance with sub-paragraph

below  of which the aggregate number of units to be

issued other than on a pro rata basis to unitholders

shall not exceed 20% of the total number of issued

units  excluding treasury units, if any   as

calculated in accordance with sub-paragraph below;

subject to such manner of calculation as may be

prescribed by the Singapore Exchange Securities

Trading Limited  the SGX-ST  for the purpose of

determining the aggregate number of units that may be

 issued under sub-paragraph above, the total number

of issued units  excluding treasury units, if any

PROPOSAL #CONT: ..CONTD shall be based on the number         ISSUER             NO              N/A                  N/A

of issued units   excluding treasury Units, if any

at the time this resolution is passed, after

adjusting for: any new units arising from the

conversion or exercise of any Instruments which are

outstanding at the time this resolution is passed;

and any subsequent bonus issue, consolidation or

subdivision of Units; in exercising the authority

conferred this resolution, the Manager shall comply

with the provisions of the Listing Manual of the SGX-

ST for the time being in force unless such compliance

 has been waived by the SGX-ST   and the trust deed

constituting A-REIT  as amended   the Trust Deed

for the time being in force  unless otherwise

exempted or waived by the Monetary Authority of

PROPOSAL #CONT: ..CONTD [Authority expires earlier of        ISSUER             NO              N/A                  N/A

 the conclusion of the next AGM of A-REIT or the date

 by which the next AGM of A-REIT is required by

applicable regulations to be held]; where the terms

of the issue of the Instruments may be converted, in

the event of rights, bonus or other capitalization

issues or any other events, the Manager is authorized

 to issue additional Instruments or Units pursuant to

 such adjustment not withstanding that the authority

conferred by this resolution may have ceased to be in

 force at the time the instruments or Units are

issued; and the authorize the Manager and the Trustee

 to complete and do all such acts and things

[including executing all such document as may

required] as the Manager or, as the case may be, the

Trustee may consider expedient or necessary or in the

 interest of A-REIT to give effect to the authority

conferred by this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASCENDAS REAL ESTATE INVESTMENT TRUST

  TICKER:                  N/A                 CUSIP:   Y0205X103

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #E.1: Approve the distribution reinvestment         ISSUER            YES             FOR                  FOR

plan to be known as the Ascendas Real Estate

Investment Trust Distribution Reinvestment Plan under

 which the Directors of the manager of A-REIT [the

Directors] may, whenever the Directors have resolved

that a distribution [including an interim, final,

special or other distribution] be paid or declared on

 units in A-REIT [Units], that unit holders of A-REIT

 [Unitholders] entitled to such distribution may

elect to receive an allotment of new Units each

credited as fully paid in lieu of cash in respect of

such distribution [further particulars of which are

set out in the circular to Unit holders dated 03 JUN

2010; [ii] A-REIT's distribution date, as set out in

A-REIT's trust deed dated 09 OCT 2002 constituting A-

REIT [as amended] [the Trust Deed], be extended from

60 calendar days to 90 calendar days from the end of

the applicable financial quarter of A-REIT [the DRP

Supplement]; [iii] authorize the Ascendas Funds

Management [S] Limited, as manager of A-REIT [the

Manager], and/or HSBC institutional Trust Services

[Singapore] Limited, as trustee of A-REIT [the

Trustee]; [a] to establish and administer the

Distribution Reinvestment plan; [b] to modify and/or

alter the Distribution Reinvestment Plan from time to

 time and to do all such acts and things and to enter

 into all such transactions and arrangements as may

be necessary or expedient in order to give full

effect to the Distribution Reinvestment Plan; and [c]

 to allot and issue from time to time such number of

new Units as may be required to be allotted and

issued pursuant to the Distribution Reinvestment

Plan; [iv] unless revoked or varied by Unit holders

in a general meeting, such authority shall continue

in force; and [v] authorize the Manager, any Director

 and the Trustee to complete and do all such acts and

 things [including executing all such documents as

may be required] as the Manager, such Director or, as

 the case may be, the Trustee may consider expedient

or necessary or in the interests of A-REIT to give

effect to the Distribution Reinvestment Plan

[including the DRP Supplement]

PROPOSAL #E.2: Amend the Trust Deed with the Notice          ISSUER            YES             FOR                  FOR

Supplement [as defined in the circular] in the manner

 as specified in Appendix C of the Circular; and

authorize the Manager, any Director and the Trustee

to complete and do all such acts and things

[including executing all such document as may be

required] as the Manager, such Director or, as the

case may be, the Trustee may consider expedient or

necessary or in the interests of A-REIT to give

effect to the Notice Supplement

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASCIANO GROUP, MELBOURNE VIC

  TICKER:                  N/A                 CUSIP:   Q0557G103

  MEETING DATE:      10/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the consolidated          ISSUER             NO              N/A                  N/A

financial report of the Company and the separate

consolidated financial report of the Trust as well as

 the reports of the Company Directors and the

Auditors for the FYE 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

FYE 30 JUN 2009

PROPOSAL #3.A: Elect Malcolm Broomhead as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires under Article 46(c) of

the Company's Constitution

PROPOSAL #3.B: Elect Robert [Bob] Edgar as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who retires under Article 46(c) of

the Company's Constitution

PROPOSAL #3.C: Elect Geoff Kleemann as a Director of         ISSUER            YES             FOR                  FOR

the Company, who retires under Article 46(c) of the

Company's Constitution

PROPOSAL #4.: Approve to grant of a maximum of                   ISSUER            YES             FOR                  FOR

3,861,702 options to acquire stapled securities in

Asciano to the Managing Director and Chief Executive

Officer, Mark Rowsthorn in accordance with the rules

of the Asciano Option and Rights Plan on the terms as

 specified

PROPOSAL #5.: Approve that the maximum aggregated              ISSUER            YES             FOR                  FOR

amount of remuneration which may be paid to Non-

Executive Directors in any years as calculated under

Article 50(a) of the Company's constitution be

increased by an amount of AUD 500,000 to AUD 1,500,000

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASICS CORPORATION

  TICKER:                  N/A                 CUSIP:   J03234150

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASM PAC TECHNOLOGY LTD

  TICKER:                  N/A                 CUSIP:   G0535Q133

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Audited                          ISSUER            YES             FOR                  FOR

consolidated financial statements of the Company and

the reports of the Directors and the Auditor for the

YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend of HKD 1.20 per        ISSUER            YES             FOR                  FOR

 share and a second special dividend of HKD 0.40 for

the YE 31 DEC 2009

PROPOSAL #3.I: Re-election of Mr. Peter Lo Tsan Yin          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #3.II: Re-election of Mr. Robert Arnold                ISSUER            YES             FOR                  FOR

Ruijter as a Director

PROPOSAL #3.III: Re-election of Miss Orasa Livasiri          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #3.IV: Re-election of Mr. Robert Lee Shiu            ISSUER            YES             FOR                  FOR

Hung as a Director

PROPOSAL #3.V: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the Directors' remuneration

PROPOSAL #4: Re-appointment of Deloitte Touche                   ISSUER            YES         AGAINST           AGAINST

Tohmatsu as the Auditor and authorize the Board of

Directors to fix their remuneration

PROPOSAL #5: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

the Directors , subject to this resolution, during

the relevant period  as specified  of all the powers

of the Company to repurchase its own shares on The

Stock Exchange of Hong Kong Limited  the Stock

Exchange  or on any other Stock Exchange on which the

 shares of the Company may be listed and recognized

by The Securities and Futures Commission of Hong Kong

  the Securities and Futures Commission  and the

Stock Exchange for this purpose, subject to and in

accordance with all applicable laws and the rules and

 regulations of the Securities and Futures commission

 and the Stock Exchange or of any other stock

exchange as amended from time to time; the aggregate

nominal amount of the share capital of the Company to

 be repurchased or agreed to be repurchased by the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASTELLAS PHARMA INC.

  TICKER:                  N/A                 CUSIP:   J03393105

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Reduce Term of                 ISSUER            YES             FOR                  FOR

Office of Directors to One Year

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Provision of Remuneration to Directors         ISSUER            YES             FOR                  FOR

for Stock Option Scheme as Stock-Linked Compensation

Plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASX LTD

  TICKER:                  N/A                 CUSIP:   Q0604U105

  MEETING DATE:      9/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive the financial report,                   ISSUER             NO              N/A                  N/A

Directors' report and Auditor's report for ASX and

its controlled entities for the YE 30 JUN 2009

PROPOSAL #2.: To receive the financial report and the        ISSUER             NO              N/A                  N/A

 Auditor's report for the National Guarantee Fund for

 the YE 30 JUN 2009

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #4.A: Re-elect Roderic Holliday-Smith as a          ISSUER            YES             FOR                  FOR

Director of ASX, who retires by rotation

PROPOSAL #4.B: Re-elect Jillian Segal as a Director          ISSUER            YES             FOR                  FOR

of ASX, who retires by rotation

PROPOSAL #4.C: Re-elect Peter Warne as a Director of         ISSUER            YES             FOR                  FOR

ASX, who retires by rotation

PROPOSAL #4.D: Elect Peter Marriott as a Director of         ISSUER            YES             FOR                  FOR

ASX in accordance with the Constitution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AUCKLAND INTERNATIONAL AIRPORT LTD

  TICKER:                  N/A                 CUSIP:   Q06213104

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect John Brabazon as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Re-elect Richard Didsbury as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Elect Henry Van Der Heyden as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Elect James Miller as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Authorize the Board to fix the                       ISSUER            YES             FOR                  FOR

remuneration of Deloitte as the Auditor of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AUSTRALIA & NEW ZEALAND BANKING GROUP LTD, MELBOUR

  TICKER:                  N/A                 CUSIP:   Q09504137

  MEETING DATE:      12/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To consider the annual report,                       ISSUER             NO              N/A                  N/A

financial report and the reports of the Directors and

 the Auditor for the YE 30 SEP 2009

PROPOSAL #2.: Approve, for the purposes of ASX                   ISSUER            YES         ABSTAIN           AGAINST

Listing Rule 7.4, the issue of equity securities by

the Company, as specified

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 SEP 2009

PROPOSAL #4.a: Re-elect Mr. J.P. Morschel as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.b: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: elect Mr. R.J. Reeves as a

Director

PROPOSAL #4.c: Elect Mr. Lee Hsien Yang as a                       ISSUER            YES             FOR                  FOR

Director, who retires in accordance with the

Company's Constitution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AXA ASIA PACIFIC HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   Q12354108

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: To consider the financial report,                   ISSUER             NO              N/A                  N/A

Directors' report and Auditor's REPORT for the YE 31

DEC 2009

PROPOSAL #2.A: Re-elect Richard Hugh Allert as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation, in accordance with

 Clauses 12.3, 12.4 and 12.5 of AXA APH's Constitution

PROPOSAL #2.B: Re-elect Michael Roy Butler as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation, in accordance with

 Clauses 12.3, 12.4 and 12.5 of AXA APH's Constitution

PROPOSAL #2.C: Re-elect Paul Sampson as a Director,          ISSUER            YES             FOR                  FOR

who retires by rotation, in accordance with Clauses

12.3, 12.4 and 12.5 of AXA APH's Constitution

PROPOSAL #3: Adopt the remuneration report for the YE        ISSUER            YES             FOR                  FOR

 31 DEC 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK OF EAST ASIA LTD, HONG KONG

  TICKER:                  N/A                 CUSIP:   Y06942109

  MEETING DATE:      12/4/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve to increase the authorized              ISSUER            YES             FOR                  FOR

share capital of the Bank by USD 500,000,000 by the

creation of 500,000 Substitute Preference Shares of

USD 1,000 each, with the rights and subject to the

restrictions set out in the Bank's Articles of

Association as amended by this Resolution; amend the

Articles of Association of the Bank as follows: [i]

by inserting a new Article 4C with the specified

terms after the existing Article 4B; [ii] by

inserting a new Schedule A with the specified terms

issued by the Bank of even date herewith after the

existing Article 135; and authorize the Board of

Directors to issue and allot 500,000 Substitute

Preference Shares of USD 1,000 each in the aggregate

value of USD 500,000,000 which fall to be issued upon

 the occurrence of a Substitution Event to the then

holders of the Innovate Preference Shares according

to the terms of the Substitution Deed and the

PROPOSAL #2.: Re-elect Dr. Isidro Faine Casas as a            ISSUER            YES             FOR                  FOR

Director of the Bank

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK OF EAST ASIA LTD, HONG KONG

  TICKER:                  N/A                 CUSIP:   Y06942109

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the audited accounts and the                 ISSUER            YES             FOR                  FOR

report of the Directors and the Independent Auditor's

 report for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend of HKD 0.48 per        ISSUER            YES             FOR                  FOR

 share  with scrip option  for the YE 31 DEC 2009

PROPOSAL #3.a: Re-elect Dr. The Hon. Sir David Li              ISSUER            YES             FOR                  FOR

Kwok-po as a Director

PROPOSAL #3.b: Re-elect Dr. Allan WONG Chi-yun as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.c: Re-elect Mr. Aubrey Li Kwok-sing as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.d: Re-elect Mr. Winston LO Yau-lai as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.e: Re-elect Tan Sri Dr. KHOO Kay-peng as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #3.f: Re-elect Mr. Stephen Charles Li Kwok-         ISSUER            YES             FOR                  FOR

sze as a Director

PROPOSAL #4: Re-appoint KPMG as the Auditors of the          ISSUER            YES             FOR                  FOR

Bank and authorize the Directors to fix their

remuneration

PROPOSAL #5: Approve to increase the authorized                 ISSUER            YES             FOR                  FOR

capital of the Bank from HKD 6,500,000,000 divided

into 2,600,000,000 ordinary shares of HKD 2.50 each

and USD 500,000,000 divided into 500,000 Substitute

Preference Shares of USD 1,000 each to HKD

10,000,000,000 divided into 4,000,000,000 ordinary

shares of HKD 2.50 each and USD 500,000,000 divided

into 500,000 Substitute Preference Shares of USD

1,000 each by the creation of an additional

1,400,000,000 ordinary shares of HKD 2.50 each

PROPOSAL #6: Authorize the Directors, to allot, issue        ISSUER            YES             FOR                  FOR

 and dispose of additional shares of the Bank and

make or grant offers, agreements, options or warrants

 during and after the relevant period, not exceeding

10% of the aggregate nominal amount of the issued

share capital of the Bank as at the date of this

Resolution, other than pursuant to: i) a rights

issue; ii) the exercise of any share option scheme or

 similar arrangement adopted for the grant or issue

to the employees of the Bank and its subsidiaries of

shares or rights to acquire shares of the Bank; iii)

any scrip dividend or similar arrangement in

accordance with the Articles of Association of the

Bank;  Authority expires the earlier of the

conclusion of the next AGM of the Bank or the

expiration of the period with in which the next AGM

of the Bank is required by law to be held

PROPOSAL #7: Authorize the Directors, to repurchase          ISSUER            YES             FOR                  FOR

ordinary shares of HKD 2.50 each in the capital of

the Bank during the relevant period, in accordance

with all applicable laws and regulations of the Rules

 Governing the Listing of Securities on The Stock

Exchange of Hong Kong Limited or any other stock

exchange as amended from time to time, not exceeding

10% of the aggregate nominal amount of the issued

share capital of the Bank;  Authority expires the

earlier of the conclusion of the next AGM of the Bank

 or the expiration of the period with in which the

next AGM of the Bank is required by law to be held

PROPOSAL #8: Approve, conditional on the passing of          ISSUER            YES         AGAINST           AGAINST

Resolutions 6 and 7  as specified , to extend the

general mandate granted to the Directors to allot

shares pursuant to Resolution 6, by adding to the

aggregate nominal amount of the share capital which

may be allotted or agreed to be allotted by the

Directors pursuant to such general mandate an amount

representing the aggregate nominal amount of the

share capital of the Bank repurchased by the Bank

pursuant to Resolution 7  as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BENDIGO AND ADELAIDE BANK LTD, BENDIGO VIC

  TICKER:                  N/A                 CUSIP:   Q1456C110

  MEETING DATE:      10/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the Company's          ISSUER             NO              N/A                  N/A

financial report, Directors' report and report by the

 Auditor for the YE 30 JUN 2009

PROPOSAL #2.: Re-elect Ms. J Dawson as a Director of         ISSUER            YES             FOR                  FOR

the Company, who retires from office under Rule 69 of

 the Company's Constitution

PROPOSAL #3.: Re-elect Ms. D Radford as a Director of        ISSUER            YES             FOR                  FOR

 the Company, who retires from office under Rule 69

of the Company's Constitution

PROPOSAL #4.: Re-elect Mr. A. Robinson as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires from office under Rule 69

 of the Company's Constitution

PROPOSAL #5.: Approve, for the purposes of ASX                   ISSUER            YES             FOR                  FOR

Listing Rule 7.4 and all other purposes, the issue of

 securities by the Company, as specified

PROPOSAL #6.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

Company as set out in the annual report for the FYE

30 JUN 2009

PROPOSAL #7.: Approve, for all purposes, including            ISSUER            YES         AGAINST           AGAINST

ASX Listing Rule 10.14, to issue performance shares

to the Managing Director, Mr. M Hirst, under the

Employee Salary Sacrifice, Deferred Share and

Performance Share Plan as specified and any issue of

ordinary shares upon vesting of those performance

shares, and the issue of corresponding shares in the

Company to the Bendigo and Adelaide Bank Employee

PROPOSAL #8.: Approve, for all purposes, including            ISSUER            YES         AGAINST           AGAINST

ASX Listing Rule 10.14, to issue performance shares

to the Executive Director, Mr. J. McPhee, under the

Employee Salary Sacrifice, Deferred Share and

Performance Share Plan as specified and any issue of

ordinary shares upon vesting of those performance

shares, and the issue of corresponding shares in the

Company to the Bendigo and Adelaide Bank Employee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BENESSE HOLDINGS,INC.

  TICKER:                  N/A                 CUSIP:   J0429N102

  MEETING DATE:      6/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve Provision of Retirement                     ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BHP BILLITON LTD, MELBOURNE VIC

  TICKER:                  N/A                 CUSIP:   Q1498M100

  MEETING DATE:      11/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive the 2009 Financial                        ISSUER            YES             FOR                  FOR

Statements and Reports for BHP Billiton Limited and

BHP Billiton Plc

PROPOSAL #2.: To re-elect Mr. Carlos Cordeiro as a            ISSUER            YES             FOR                  FOR

Director of BHP Billiton Limited and BHP Billiton Plc

PROPOSAL #3.: To re-elect Mr. David Crawford as a              ISSUER            YES             FOR                  FOR

Director of BHP Billiton Limited and BHP Billiton Plc

PROPOSAL #4.: To re-elect The Hon E Gail de Planque          ISSUER            YES             FOR                  FOR

as a Director of BHP Billiton Limited and BHP

PROPOSAL #5.: To re-elect Mr. Marius Kloppers as a            ISSUER            YES             FOR                  FOR

Director of BHP Billiton Limited and BHP Billiton Plc

PROPOSAL #6.: To re-elect Mr. Don Argus as a Director        ISSUER            YES             FOR                  FOR

 of BHP Billiton Limited and BHP Billiton Plc

PROPOSAL #7.: To re-elect Mr. Wayne Murdy as a                   ISSUER            YES             FOR                  FOR

Director of BHP Billiton Limited and BHP Billiton Plc

PROPOSAL #8.: Re-appoint KPMG Audit Plc as the                   ISSUER            YES             FOR                  FOR

Auditor of BHP Billiton Plc

PROPOSAL #9.: To renew the general authority to issue        ISSUER            YES             FOR                  FOR

 shares in BHP Billiton Plc

PROPOSAL #10.: To renew the disapplication of pre-             ISSUER            YES             FOR                  FOR

emption rights in BHP Billiton Plc

PROPOSAL #11.: To approve the repurchase of shares in        ISSUER            YES             FOR                  FOR

 BHP Billiton Plc

PROPOSAL #12.i: To approve the cancellation of shares        ISSUER            YES             FOR                  FOR

 in BHP Billiton Plc held by BHP Billiton Limited on

30 April 2010

PROPOSAL #12.ii: To approve the cancellation of                 ISSUER            YES             FOR                  FOR

shares in BHP Billiton Plc held by BHP Billiton

Limited on 17 June 2010

PROPOSAL #12iii: To approve the cancellation of                 ISSUER            YES             FOR                  FOR

shares in BHP Billiton Plc held by BHP Billiton

Limited on 15 September 2010

PROPOSAL #12.iv: To approve the cancellation of                 ISSUER            YES             FOR                  FOR

shares in BHP Billiton Plc held by BHP Billiton

Limited on 11 November 2010

PROPOSAL #13.: To approve the 2009 Remuneration Report      ISSUER            YES             FOR                  FOR

PROPOSAL #14.: To approve the grant of awards to Mr.         ISSUER            YES             FOR                  FOR

Marius Kloppers under the GIS and the LTIP

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BILLABONG INTERNATIONAL LTD

  TICKER:                  N/A                 CUSIP:   Q1502G107

  MEETING DATE:      10/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Gordon Merchant as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

Article 6.3 (b) of the Company's Constitution

PROPOSAL #2.: Re-elect Ms. Colette Paull as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Article 6.3 (b) of the Company's Constitution

PROPOSAL #3.: Re-elect Mr. Paul Naude as a Director,         ISSUER            YES             FOR                  FOR

who retires by rotation in accordance with the

Article 6.3 (b) of the Company's Constitution

PROPOSAL #4.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #5.: Approve, for the purposes of ASX                   ISSUER            YES             FOR                  FOR

Listing Rule 10.14, the award of up to 88,170 fully

paid ordinary shares, for no consideration, to Mr.

Derek O'Neill pursuant to the Billabong International

 Limited Executive Performance Share Plan for the FYE

 30 JUN 2010

PROPOSAL #6.: Approve, for the purposes of ASX                   ISSUER            YES             FOR                  FOR

Listing Rule 10.14, the award of up to 76,262 fully

paid ordinary shares, for no consideration, to Mr.

Paul Naude pursuant to the Billabong International

Limited Executive Performance Share Plan for the FYE

30 JUN 2010

PROPOSAL #7.: Approve the amendment of the terms of          ISSUER            YES             FOR                  FOR

grant of options granted under the Executive

Performance and Retention Plan during the 2008/09 FY

to Mr. Derek O'Neill, Mr. Craig White and Mr. Shannan

 North to adjust the exercise price of the options in

 the manner as specified

PROPOSAL #8.: Approve the amendment of the terms of          ISSUER            YES             FOR                  FOR

grant of options granted under the Executive

Performance and Retention Plan during the 2008/09 FY

to Mr. Paul Naude, to adjust the exercise price of

the options in the manner as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BLUESCOPE STL LTD

  TICKER:                  N/A                 CUSIP:   Q1415L102

  MEETING DATE:      11/12/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report, financial            ISSUER             NO              N/A                  N/A

statements and the reports of the Directors and the

Auditor for the YE 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report [which is        ISSUER            YES             FOR                  FOR

 contained in the Directors' report] for the YE 30

JUN 2009

PROPOSAL #3.1: Elect Mr. Kevin McCann AM as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Company's Constitution

PROPOSAL #3.2: Elect Mr. Daniel Grollo as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation in accordance with the

Company's Constitution

PROPOSAL #3.3: Elect Mr. Kenneth Dean as a Director,         ISSUER            YES             FOR                  FOR

who retires by rotation in accordance with the

Company's Constitution

PROPOSAL #4.: Approve the grant of share rights to            ISSUER            YES             FOR                  FOR

the Managing Director and Chief Executive Officer,

Mr. Paul O'Malley, under the Long Term Incentive

Plan, for all purposes, including for the purpose of

ASX Listing Rule 10.14

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BOC HONG KONG HLDGS LTD

  TICKER:                  N/A                 CUSIP:   Y0920U103

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Audited statement of                     ISSUER            YES             FOR                  FOR

accounts and the reports of the Directors and the

Auditors of the Company for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend of HKD 0.57 per        ISSUER            YES             FOR                  FOR

 share for the YE 31 DEC 2009

PROPOSAL #3a: Re-elect Mr. LI Lihui as a Director of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #3b: Re-elect Mdm. Zhang Yanling as a                   ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3c: Re-elect Mr. GAO Yingxim as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #3d: Re-elect Mr. Tung Chee Chen as a                   ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #4: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Auditors of the Company and authorize the Board of

Directors or a duly authorize committee of the Board

to determine their remuneration

PROPOSAL #5: Approve to grant a general mandate to            ISSUER            YES             FOR                  FOR

the Board of Directors to allot, issue and deal with

additional shares in the Company, not exceeding 20%

or, in the case of issue of shares solely for cash

and unrelated to any asset acquisition, not exceeding

 5% of the issued share capital of the Company as at

the date of passing this resolution

PROPOSAL #6: Approve to grant a general mandate to            ISSUER            YES             FOR                  FOR

the Board of Directors to repurchase shares in the

Company, not exceeding 10% of the issued share

capital of the Company as at the date of passing this

 resolution

PROPOSAL #7: Approve, conditional on the passing of          ISSUER            YES             FOR                  FOR

Resolutions 5 and 6, to extend the general mandate

granted by Resolution 5 by adding thereto the shares

repurchased pursuant to the general mandate granted

by Resolution 6

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BORAL LTD NEW

  TICKER:                  N/A                 CUSIP:   Q16969109

  MEETING DATE:      10/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To consider the financial reports, the         ISSUER             NO              N/A                  N/A

Directors' report and the Auditors' report for the YE

 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #3.: Re-elect Ken Moss as a Director of the         ISSUER            YES             FOR                  FOR

Company

PROPOSAL #S.4: Approve to include the proportional            ISSUER            YES             FOR                  FOR

takeover approval provisions currently contained in

Schedule 5 of the Constitution of the Company as

Schedule 5 in the Constitution of the Company for a

further period of 3 years from the date of the

meeting convened by this notice of meeting

PROPOSAL #5.: Approve the award to Mr. Mark Selway,          ISSUER            YES             FOR                  FOR

the Chief Executive Officer designate, of rights to

fully paid ordinary shares in the Company on the

terms as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRAMBLES LTD

  TICKER:                  N/A                 CUSIP:   Q6634U106

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report, the                 ISSUER             NO              N/A                  N/A

Directors' report and the Auditors' report for

Brambles and the Group for the YE 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report for                 ISSUER            YES             FOR                  FOR

Brambles and the Group for the YE 30 JUN 2009

PROPOSAL #3.: Elect Mr. John Patrick Mullen as a                ISSUER            YES             FOR                  FOR

Director to the Board of Brambles

PROPOSAL #4.: Elect Mr. Brian Martin Schwartz AM as a        ISSUER            YES             FOR                  FOR

 Director to the Board of Brambles

PROPOSAL #5.: Re-elect Mr. Graham John Kraehe AO as a        ISSUER            YES             FOR                  FOR

 Director to the Board of Brambles

PROPOSAL #6.: Re-elect Mr. Stephen Paul Johns as a            ISSUER            YES             FOR                  FOR

Director to the Board of Brambles

PROPOSAL #7.: Re-elect Ms. Sarah Carolyn Hailes Kay          ISSUER            YES             FOR                  FOR

as a Director to the Board of Brambles

PROPOSAL #S.8: Amend the Brambles' Constitution, as          ISSUER            YES             FOR                  FOR

specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRIDGESTONE CORPORATION

  TICKER:                  N/A                 CUSIP:   J04578126

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve Retirement Allowance for                   ISSUER            YES         AGAINST           AGAINST

Retiring Corporate Auditors, and Payment of Accrued

Benefits associated with Abolition of Retirement

Benefit System for Current Corporate Auditors

PROPOSAL #6.: Amend the Compensation to be received          ISSUER            YES             FOR                  FOR

by Corporate Auditors

PROPOSAL #7.: Presentation of Remuneration by Stock          ISSUER            YES             FOR                  FOR

Options to the Members of the Board

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BROTHER INDUSTRIES,LTD.

  TICKER:                  N/A                 CUSIP:   114813108

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Payment of Performance-Based                          ISSUER            YES             FOR                  FOR

Remuneration to 4 Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CALTEX AUSTRALIA LTD

  TICKER:                  N/A                 CUSIP:   Q19884107

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: The Chairman will present an operational        ISSUER             NO              N/A                  N/A

 excellence moment to the meeting

PROPOSAL #2: The Chairman and the Managing Director &        ISSUER             NO              N/A                  N/A

 CEO will make presentations to shareholders

PROPOSAL #3: The Chairman will discuss key issues              ISSUER             NO              N/A                  N/A

raised by shareholders prior to the meeting and will

invite questions and comments from shareholders on

these key issues and any other matters that

shareholders would like to raise at the meeting

PROPOSAL #4: The financial report, the Directors'              ISSUER             NO              N/A                  N/A

report and the Auditor's report for Caltex Australia

Limited  and the Caltex Australia Group  for the YE

31 DEC 2009 will be laid before the meeting

PROPOSAL #5: Adopt the remuneration report  which              ISSUER            YES             FOR                  FOR

forms part of the Directors' report  for Caltex  and

the Caltex Australia Group  for the YE 31 DEC 2009

PROPOSAL #6: Approve an increase of AUD 400,000 in            ISSUER            YES             FOR                  FOR

the total remuneration pool available for the Board

fees paid to Non-Executive Directors of Caltex from

AUD 1,600,000 to AUD 2,000,000  inclusive of

statutory entitlements  with effect from 01 MAY 2010

PROPOSAL #7.a: Re-elect Mr. Brant Fish as a Director,        ISSUER            YES             FOR                  FOR

 in accordance with and on the terms specified in the

 Company's Constitution

PROPOSAL #7.b: Re-elect Mr. John Thorn as a Director,        ISSUER            YES             FOR                  FOR

 in accordance with and on the terms specified in the

 Company's Constitution

PROPOSAL #7.c: Elect Mr. Robert Otteson as a                       ISSUER            YES             FOR                  FOR

Director, in accordance with and on the terms

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CANON INC.

  TICKER:                  N/A                 CUSIP:   J05124144

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.3: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors

PROPOSAL #5: Approve Retirement Allowance for                     ISSUER            YES         AGAINST           AGAINST

Retiring Corporate Auditors, and Payment of Accrued

Benefits associated with Abolition of Retirement

Benefit System for Current Corporate Auditors

PROPOSAL #6: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

PROPOSAL #7: Allow Board to Authorize Use of Stock            ISSUER            YES             FOR                  FOR

Option Plans, Authorize Use of Stock Options, and

Authorize Use of Compensation-based Stock Option Plan

 for Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CANON MARKETING JAPAN INC.

  TICKER:                  N/A                 CUSIP:   J05166111

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Approve Provision of Retirement                     ISSUER            YES         AGAINST           AGAINST

Allowance for Retiring Directors and Retiring

Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CAPITALAND LTD

  TICKER:                  N/A                 CUSIP:   Y10923103

  MEETING DATE:      10/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Public Offering of the                ISSUER            YES             FOR                  FOR

issued ordinary shares held by the Company in the

share capital of Capital and Retail Limited [to be

renamed CapitaMalls Asia Limited] [CapitaMalls Asia],

 provided that the Company retains majority control

of CapitaMalls Asia immediately after the Proposed

Offering; and authorize the Directors of the Company

and/or any of them to complete and to do all such

acts and things [including approving, amending,

modifying, supplementing and executing such documents

 as may be required], as they and/or he may consider

necessary or expedient to give effect to the

transactions contemplated and/or authorized by this

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CAPITALAND LTD

  TICKER:                  N/A                 CUSIP:   Y10923103

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report        ISSUER            YES             FOR                  FOR

 and audited financial statements for the YE 31 DEC

2009 and the Auditors' report thereon

PROPOSAL #2.: Declare a first and final 1-tier                   ISSUER            YES             FOR                  FOR

dividend of SGD 0.055 per share and a special 1-tier

dividend of SGD 0.05 per share for the YE 31 DEC 2009

PROPOSAL #3.: Approve the Directors' fees of SGD                ISSUER            YES             FOR                  FOR

1,183,331 for the YE 31 DEC 2009

PROPOSAL #4.a: Re-appointment of Dr. Hu Tsu Tau as a         ISSUER            YES             FOR                  FOR

Director, who retires under Section 153(6) of the

Companies Act, Chapter 50 of Singapore, to hold

office from the date of this AGM until the next AGM

PROPOSAL #4.b: Re-appointment of Mr. Richard Edward          ISSUER            YES             FOR                  FOR

Hale as a Director, who retires under Section 153(6)

of the Companies Act, Chapter 50 of Singapore to hold

 office from the date of this AGM until the next AGM

PROPOSAL #5.a: Re-election of Mr. Peter Seah Lim Huat        ISSUER            YES             FOR                  FOR

 as a Director, who retires by rotation pursuant to

Article 95 of the Articles of Association of the

Company

PROPOSAL #5.b: Re-election of Mr. Liew Mun Leong as a        ISSUER            YES             FOR                  FOR

 Director, who retires by rotation pursuant to

Article 95 of the Articles of Association of the

PROPOSAL #6.a: Re-election of Dr. Fu Yuning as a                ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Article 101 of the

Articles of Association of the Company

PROPOSAL #6.b: Re-election of Mr. John Powell                     ISSUER            YES             FOR                  FOR

Morschel as a Director, who retires pursuant to

Article 101 of the Articles of Association of the

PROPOSAL #7.: Re-appointment of the Messrs KPMG LLP          ISSUER            YES             FOR                  FOR

as the Auditors of the Company and to authorize the

Directors to fix their remuneration

PROPOSAL #8.: Transact such other business                           ISSUER             NO              N/A                  N/A

PROPOSAL #9.: Appointment of Mr. Ng Kee Choe as a              ISSUER            YES             FOR                  FOR

Director pursuant to Article 101 of the Articles of

Association of the Company, with effect from 16 APR

2010

PROPOSAL #10.: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, pursuant to Section 161 of the Companies

Act, Chapter 50 of Singapore issue shares in the

capital of the Company [shares] whether by way of

rights, bonus or otherwise; and/or to make grant

offers agreements or options [collectively

Instruments] that might or would require shares to be

 issued, including but not limited to the creation

and issue of [as well as adjustments to] warrants,

debentures or other instruments convertible into

shares, at any time and upon such terms and

conditions and for such purposes and to such persons

as the Directors may in their absolute discretion

deem fit; and [notwithstanding the authority

conferred by this resolution may have ceased to be in

 force] issue shares in pursuance of any instrument

made or granted by the Directors while this

resolution was in force; the aggregate number of

shares to be issued pursuant to this resolution

[including shares to be issued in pursuance of

instruments made or granted pursuant to this

resolution] dose not exceed 50% of the total number

of issued shares [excluding treasury shares] in the

capital of the Company [as calculated in accordance

with this Resolution], of which the aggregate number

of shares to be issued other than on a pro rata basis

 to shareholders of the Company [including shares to

be issued in pursuance of Instruments made or granted

 pursuant to this Resolution] does not exceed 10% of

the total number of issued shares [excluding treasury

 shares] in the capital of the Company [as calculated

 in accordance with this Resolution]; [subject to

such manner of calculation as may be prescribed by

the Singapore Exchange Securities Trading Limited

[SGX-ST] for the purpose of determining the aggregate

 number of shares that may be issued under this

Resolution, the total number of issued shares

[excluding treasury shares] shall be based on the

total number of issued shares [excluding treasury

shares] in the capital of the Company at the time

this Resolution is passed, after adjusting for: new

shares arising from the conversion or exercise of any

 convertible securities or share options or vesting

of share awards which are outstanding or subsisting

at the time this Resolution is passed; and any

subsequent bonus issue, consolidation or subdivision

of shares; in exercising the authority conferred by

this Resolution, the Company shall comply with the

provisions of the Listing Manual of the SGX-ST for

the time being in force [unless such compliance has

been waived by the SGX-ST] and the Articles of

Association for the time being of the Company; and

[Authority expires the earlier or at the conclusion

of the next AGM of the Company or the date by which

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CAPITALAND LTD

  TICKER:                  N/A                 CUSIP:   Y10923103

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

for the purposes of Sections 76C and 76E of the

Companies Act, Chapter 50 (the 'Companies Act'), to

purchase or otherwise acquire ordinary shares in the

capital of the Company (Shares) not exceeding in

aggregate the Maximum Limit (as specified), at such

price or prices as may be determined by the Directors

 from time to time up to the Maximum Price (as

specified), whether by way of: CONTD

PROPOSAL #2: Approve a new performance share plan to         ISSUER            YES             FOR                  FOR

be known as the 'CapitaLand Performance Share Plan

2010' (the 'CapitaLand PSP 2010'), the rules of

which, for the purpose of identification, have been

subscribed to by the Chairman of the Meeting, under

which awards (PSP Awards) of fully paid-up Shares,

their equivalent cash value or combinations thereof

will be granted, free of payment, to selected

employees (including Executive Directors) CONTD

PROPOSAL #3: Approve a new restricted share plan to          ISSUER            YES             FOR                  FOR

be known as the 'CapitaLand Restricted Share Plan

2010' (the 'CapitaLand RSP 2010'), the rules of

which, for the purpose of identification, have been

subscribed to by the Chairman of the Meeting, under

which awards (RSP Awards) of fully paid-up Shares,

their equivalent cash value or combinations thereof

will be granted, free of payment, to selected

employees (including Executive Directors CONTD

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CAPITAMALL TRUST

  TICKER:                  N/A                 CUSIP:   Y1100L160

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Report of HSBC            ISSUER            YES             FOR                  FOR

Institutional Trust Services [Singapore] Limited, as

trustee of CMT [the Trustee], the Statement by

CapitaMall Trust Management Limited, as manager of

CMT [the Manager], and the audited financial

statements of CMT for the FYE 31 DEC 2009 and the

Auditors' report thereon

PROPOSAL #2.: Re-appoint KPMG LLP as the Auditors of         ISSUER            YES             FOR                  FOR

CMT to hold office until the conclusion of the next

AGM of CMT, and authorize the Manager to fix their

remuneration

PROPOSAL #3.: Authorize the Manager, to: (a) (i)                ISSUER            YES             FOR                  FOR

issue units in CMT (Units) whether by way of rights,

bonus or otherwise; and/or (ii) make or grant offers,

 agreements or options (collectively, Instruments)

that might or would require Units to be issued,

including but not limited to the creation and issue

of (as well as adjustments to) securities, warrants,

debentures or other instruments convertible into

Units, at any time and upon such terms and conditions

 and for such purposes and to such persons as the

Manager may in its absolute discretion deem fit; and

(b) issue Units in pursuance of any Instrument made

or granted by the Manager while this Resolution was

in force (notwithstanding that the authority

conferred by this Resolution may have ceased to be in

 force at the time such Units are issued), provided

that: (1) the aggregate number of Units to be issued

pursuant to this Resolution (including Units to be

issued in pursuance of Instruments made or granted

pursuant to this Resolution) shall not exceed 50% of

the total number of issued Units (excluding treasury

Units, if any) (as calculated in accordance with this

 resolution), of which the aggregate number of Units

to be issued other than on a prorata basis to

Unitholders shall not exceed 20% of the total number

of issued Units (excluding treasury Units, if any)

(as calculated in accordance with this paragraph);

(2) subject to such manner of calculation as may be

prescribed by Singapore Exchange Securities Trading

Limited [the SGXST] for the purpose of determining

the aggregate number of  Units that may be issued

under sub-paragraph (1) above, the total number of

issued Units (excluding treasury Units, if any) shall

 be based on the number of issued Units (excluding

treasury Units, if any) at the time this Resolution

is passed, after adjusting for: (a) any new Units

arising from the conversion or exercise of any

Instruments which are outstanding at the time this

Resolution is passed; and (b) any subsequent bonus

issue, consolidation or subdivision of Units; (3) in

exercising the authority conferred by this

Resolution, the Manager shall comply with the

provisions of the Listing Manual of the SGX-ST for

the time being in force (unless such compliance has

been waived by the SGX-ST) and the trust deed

constituting CMT (as amended) (the Trust Deed) for

the time being in force (unless otherwise exempted or

 waived  by the Monetary Authority of Singapore); (4)

 (unless revoked or varied by the Unitholders in a

general meeting) the authority conferred by this

Resolution shall continue in force until (i) the

conclusion of the next AGM of CMT or (ii) the date by

 which the next AGM of CMT is required by applicable

regulations to be held, whichever is earlier; (5)

where the terms of the issue of the Instruments

provide for adjustment to the number of Instruments

or Units into which the Instruments may be converted,

 in the event of rights, bonus or other

capitalisation issues or any other events, the

Manager is authorised to issue additional Instruments

PROPOSAL #4.: Authorize the Manager, contingent on            ISSUER            YES             FOR                  FOR

the passing of Resolution 3 above, to fix the issue

price for Units that may be issued by way of

placement pursuant to the 20% sub-limit on a non pro

rata basis referred to in Resolution 3 above, at a

discount exceeding 10% but not more than 20% of the

price as determined in accordance with the Listing

Manual of the SGX-ST, until 31 DEC 2010 or such later

 date as may be determined by the SGX-ST

PROPOSAL #5.: Transact such other business                           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CAPITAMALL TRUST

  TICKER:                  N/A                 CUSIP:   Y1100L160

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the acquisition of Clarke Quay          ISSUER            YES             FOR                  FOR

the Acquisition  from Clarke Quay Pte Limited  the

vendor  for a purchase consideration of SGD 268

million on the terms and conditions set out in the

Sale and Purchase Agreement dated 09 FEB 2010  the

Sale and Purchase Agreement  made between HSBC

institutional Trust Services  Singapore  Limited, as

trustee of CMT  the trustee  and the vendor; approve

and ratify the entry into of he Sale and Purchase

Agreement; approve the payment of all fees and

expenses relating to the acquisition; and authorize

the CapitaMall Trust Management Limited, as Manager

of CMT  the Manager , any Director of the Manager,

and the Trustee, to complete and do all such acts and

 things  including executing all such documents as

may be required  as the Manager, such Director of the

 Manager or, as the case may be, the Trustee may

consider expedient or necessary or in the interests

of CMT to give effect to the acquisition

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CAPITAMALLS ASIA LTD

  TICKER:                  N/A                 CUSIP:   Y1122V105

  MEETING DATE:      4/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report        ISSUER            YES             FOR                  FOR

 and audited financial statements for the YE 31 DEC

2009 and the Auditors' report thereon

PROPOSAL #2.: Declare a first and final 1-tier                   ISSUER            YES             FOR                  FOR

dividend of SGD 0.01 per share for the YE 31 DEC 2009

PROPOSAL #3.: Approve Directors' fees of SGD 86,200          ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009

PROPOSAL #4.: Re-elect Mr. Liew Mun Leong, who                   ISSUER            YES             FOR                  FOR

retires by rotation pursuant to Article 95 of the

Articles of Association of the Company

PROPOSAL #5.1: Re-elect Ms. Jennie Chua as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation pursuant to Article

 101 of the Articles of Association of the Company

PROPOSAL #5.2: Re-elect Mr. Sunil Tissa Amarasuriya          ISSUER            YES             FOR                  FOR

as a Director, who retires by rotation pursuant to

Article 101 of the Articles of Association of the

Company

PROPOSAL #5.3: Re-elect Dr. Fu Yuning as a Director,         ISSUER            YES             FOR                  FOR

who retires by rotation pursuant to Article 101 of

the Articles of Association of the Company

PROPOSAL #5.4: Re-elect Dr. Loo Choon Yong as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation pursuant to Article

 101 of the Articles of Association of the Company

PROPOSAL #5.5: Re-elect Mrs. Arfat Pannir Selvam as a        ISSUER            YES             FOR                  FOR

 Director, who retires by rotation pursuant to

Article 101 of the Articles of Association of the

PROPOSAL #5.6: Re-elect Professor Tan Kong Yam as a          ISSUER            YES             FOR                  FOR

Director, who retires by rotation pursuant to Article

 101 of the Articles of Association of the Company

PROPOSAL #5.7: Re-elect Mr. Hiroshi Toda as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation pursuant to Article

 101 of the Articles of Association of the Company

PROPOSAL #5.8: Re-elect Mr. Yap Chee Keong as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation pursuant to Article

 101 of the Articles of Association of the Company

PROPOSAL #6.: Re-appoint KPMG LLP as the Auditors of         ISSUER            YES             FOR                  FOR

the Company and authorize the Directors to fix their

remuneration

PROPOSAL #7.: Transact such other ordinary business           ISSUER             NO              N/A                  N/A

PROPOSAL #8.a: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, pursuant to Section 161 of the Companies

Act, Capital 50 of Singapore: (a) (i) issue shares in

 the capital of the Company [shares] whether by way

of rights, bonus or otherwise; and/or (ii) make or

grant offers, agreements or options [collectively,

Instruments] that might or would require shares to be

 issued, including but not limited to the creation

and issue of [as well as adjustments to] warrants,

debentures or other instruments convertible into

shares, at any time and upon such terms and

conditions and for such purposes and to such persons

as the Directors may in their absolute discretion

deem fit; and (b) (notwithstanding the authority

conferred by this Resolution may have ceased to be in

 force] issue shares in pursuance of any Instrument

made or granted by the Directors while this

Resolution was in force, provided that: (1) the

aggregate number of shares to be issued pursuant to

this Resolution [including shares to be issued in

pursuance of Instruments made or granted pursuant to

this Resolution) does not exceed 50% of the total

number of issued shares [excluding treasury shares]

in the capital of the Company [as calculated in

accordance with sub-paragraph (2) below], of which

the aggregate number of shares to be issued other

than on a pro rata basis to shareholders of the

Company [including shares to be issued in pursuance

of Instruments made or granted pursuant to this

Resolution] does not exceed 20% of the total number

of issued shares [excluding treasury shares] in the

capital of the Company [as calculated in accordance

with subparagraph (2) below); (2) (subject to such

manner of calculation as may be prescribed by the

Singapore Exchange Securities Trading Limited [SGX-

ST]] for the purpose of determining the aggregate

number of shares that may be issued under

subparagraph (1) above, the total number of issued

shares [excluding treasury shares] shall be based on

the total number of issued shares [excluding treasury

 shares] in the capital of the Company at the time

this Resolution is passed, after adjusting for: (I)

new shares arising from the conversion or exercise of

 any convertible securities or share options or

vesting of share awards which are outstanding or

subsisting at the time this Resolution is passed; and

 (II) any subsequent bonus issue, consolidation or

subdivision of shares; (3) in exercising the

authority conferred by this Resolution, the Company

shall comply with the provisions of the Listing

Manual of the SGX-ST for the time being in force

[unless such compliance has been waived by the SGX-

ST] and the Articles of Association for the time

being of the Company; [Authority expires the earlier

of the conclusion of the next AGM of the Company or

PROPOSAL #8.b: Authorize the Directors to: (a) grant         ISSUER            YES         AGAINST           AGAINST

awards in accordance with the provisions of the

CapitaMalls Asia Performance Share Plan [Performance

Share Plan] and/or the CapitaMalls Asia Restricted

Stock Plan [the Restricted Stock Plan] [the

Performance Share Plan and the Restricted Stock Plan

together being referred to as the Share Plans]; and

(b) allot and issue from time to time such number of

fully paid shares in the Company as may be required

to be issued pursuant to the vesting of awards

granted under the Share Plans, provided that the

aggregate number of shares to be issued pursuant to

the vesting of awards granted under the Share Plans

shall not exceed 15% of the total number of issued

shares [excluding treasury shares] in the capital of

the Company from time to time

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CASIO COMPUTER CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J05250139

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Adopt Reduction of          ISSUER            YES             FOR                  FOR

Liability System for Outside Directors,  Adopt

Reduction of Liability System for Outside Auditors

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CATHAY PACIFIC AIRWAYS LTD

  TICKER:                  N/A                 CUSIP:   Y11757104

  MEETING DATE:      10/16/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the entering into of the                   ISSUER            YES             FOR                  FOR

Agreement by the Company [a copy of which agreement

has been produced to the meeting and signed by the

Chairman of the meeting for the purpose of

identification] and the Transaction [terms defined in

 the circular to shareholders of the Company dated 23

 SEP 2009 having the same meanings when used in this

resolution]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CATHAY PACIFIC AIRWAYS LTD

  TICKER:                  N/A                 CUSIP:   Y11757104

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the entering into of the                   ISSUER            YES             FOR                  FOR

Framework Agreement by the Company and its

subsidiaries (as specified) and the Transaction

(terms specified in the circular to shareholders of

the Company dated 8 APR 2010 having the same meanings

 when used in this resolution)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CATHAY PACIFIC AIRWAYS LTD

  TICKER:                  N/A                 CUSIP:   Y11757104

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.a: Re-elect Robert Barclay WOODS as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.b: Re-elect ZHANG Lan as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #2.c: Elect CAI Jianjiang as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #2.d: Elect FAN Cheng as a Director                       ISSUER            YES             FOR                  FOR

PROPOSAL #2.e: Elect Peter Alan KILGOUR as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #2.f: Elect Irene Yun Lien LEE as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #2.g: Elect WONG Tung Shun Peter as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3: Re-appoint KPMG as the Auditors and                ISSUER            YES         AGAINST           AGAINST

authorize the Directors to fix their remuneration

PROPOSAL #4: Authorize the Directors to make on-                ISSUER            YES             FOR                  FOR

market share repurchase  within the meaning of the

code on share repurchases , the aggregate nominal

amount of the Company's shares which may be

repurchased pursuant to the approval in this

resolution shall not exceed 10% of the aggregate

nominal amount of the shares in issue at the date of

passing this resolution;  Authority expires the

earlier of the conclusion of the next AGM of the

Company or the expiration of the period within which

the next AGM of the Company is required by Law to be

PROPOSAL #5: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to allot, issue and deal with additional shares and

to make or grant offers, agreements and options which

 will or might require the exercise of such powers

during or after the end of the relevant period, the

aggregate nominal amount of shares allotted or agreed

 conditionally or unconditionally to be allotted

whether pursuant to an option or otherwise  by the

Directors, otherwise than pursuant to: i) a rights

issue; or ii) any scrip dividend or similar

arrangement providing for the allotment of shares in

lieu of the whole or part of a dividend on shares,

shall not exceed the aggregate of 20% of the

aggregate nominal amount of the shares in issue at

the date of passing this resolution Contd.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CENTRAL JAPAN RAILWAY COMPANY

  TICKER:                  N/A                 CUSIP:   J05523105

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.18: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.19: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.20: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.21: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.22: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.23: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CFS RETAIL PROPERTY TRUST

  TICKER:                  N/A                 CUSIP:   Q22625208

  MEETING DATE:      3/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: The purpose of the meeting is to receive        ISSUER             NO              N/A                  N/A

 a presentation on the results and activities of CFX

for the half-year ended 31 DEC 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHEUNG KONG (HOLDINGS) LTD

  TICKER:                  N/A                 CUSIP:   Y13213106

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements, the report of the Directors and the

Independent Auditor's report for the YE 31 DEC 2009

PROPOSAL #2.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Election of Mr. Li Tzar Kuoi, Victor          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #3.2: Election of Mr. Ip Tak Chuen, Edmond          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #3.3: Election of Mr. Chiu Kwok Hung, Justin        ISSUER            YES             FOR                  FOR

 as a Director

PROPOSAL #3.4: Election of Mr. Chow Kun Chee, Roland         ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #3.5: Election of Mr. Yeh Yuan Chang,                   ISSUER            YES             FOR                  FOR

Anthony as a Director

PROPOSAL #3.6: Election of Mr. Chow Nin Mow, Albert          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #3.7: Election of Dr. Wong Yick-ming,                   ISSUER            YES             FOR                  FOR

Rosanna as a Director

PROPOSAL #4.: Appointment of Messrs. Deloitte Touche         ISSUER            YES             FOR                  FOR

Tohmatsu as the Auditor and authorize the Directors

to fix their remuneration

PROPOSAL #5.1: Authorize the Directors to issue                 ISSUER            YES             FOR                  FOR

additional shares of the Company

PROPOSAL #5.2: Authorize the Directors to repurchase         ISSUER            YES             FOR                  FOR

shares of the Company

PROPOSAL #5.3: Approve to extend the general mandate         ISSUER            YES             FOR                  FOR

granted to the Directors pursuant to Resolution 5(1)

to issue additional shares of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHEUNG KONG INFRASTRUCTURE HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G2098R102

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial                          ISSUER            YES             FOR                  FOR

statements, the report of the Directors and the

Independent Auditor's report for the YE 31 DEC 2009

PROPOSAL #2: Declare the final dividend                                ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Election of Mr. Kam Hing Lam as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.2: Election of Mr. Ip Tak Chuen, Edmond          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #3.3: Election of Mr. Andrew John Hunter as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #3.4: Election of Mrs. Chow Woo Mo Fong,              ISSUER            YES         AGAINST           AGAINST

Susan as a Director

PROPOSAL #3.5: Election of Mr. Frank John Sixt as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4: Appoint Messrs. Deloitte Touche Tohmatsu        ISSUER            YES             FOR                  FOR

 as the Auditor and authorize the Directors to fix

their remuneration.

PROPOSAL #5.1: Authorize the Directors, to issue and         ISSUER            YES             FOR                  FOR

dispose of additional shares not exceeding 20% of the

 existing issued share capital of the Company at the

date of the resolution until the next AGM  relevant

period , such mandate to include the granting of

offers or options  including bonds and debentures

convertible into shares of the Company  which might

be exercisable or convertible during or after the

relevant period

PROPOSAL #5.2: Authorize the Directors, subject to            ISSUER            YES             FOR                  FOR

this resolution, to repurchase shares of HKD 1.00 in

the capital of the Company during the relevant

period, subject to and in accordance with all

applicable laws and requirements of the Rules

Governing the Listing of Securities on The Stock

Exchange of Hong Kong Limited or any other Stock

Exchange as amended from time to time, not exceeding

10% of the aggregate nominal amount of the share

capital of the Company;  Authority expires the

earlier of the conclusion of the next AGM of the

Company or the expiration of the period within which

the next AGM of the Company is required by law to be

PROPOSAL #5.3: Authorize the Directors, to issue and         ISSUER            YES             FOR                  FOR

dispose of additional shares pursuant to Resolution 5

 1  by the addition thereto of an amount representing

 the aggregate nominal amount of the share capital of

 the Company repurchased by the Company under the

authority granted pursuant to Ordinary Resolution 5 2

 , provided that such amount shall not exceed 10% of

the aggregate nominal amount of the issued share

capital of the Company at the date of the said

resolution

PROPOSAL #6: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

acting together, individually or by committee, to

approve the acquisition of the bonds, notes,

commercial paper and other similar debt instruments

issued by Connected Issuers (as such expression is

specified in the circular to Shareholders dated 07

APR 2010 in relation to the same and of which this

Notice forms part (the Circular)) pursuant to the

master agreement dated 31 MAR 2010 and made between

the Company and Hutchison Whampoa Limited setting out

 the.CONTD

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINESE ESTATES HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G2108M218

  MEETING DATE:      10/12/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve that: a) the sale and purchase         ISSUER            YES             FOR                  FOR

agreement dated 02 SEP 2009 and entered into between

China Entertainment and Land Investment Company,

Limited, Chinese Estates, Limited [Chinese Estates],

Wisdom Hero Limited [the Purchaser] and Mr. Joseph

Lau, Luen-hung [Mr. Lau] relating to the entire

issued share capital of and loans due by Action Basic

 Limited [Action Basic Agreement] [a copy of which

has been produced to the Meeting marked A and signed

by the Chairman of the Meeting for the purpose of

identification] and all the transactions contemplated

 thereby; b) the sale and purchase agreement dated 02

 SEP 2009 and entered into between Global Stage

Limited, Chinese Estates, the Purchaser and Mr. Lau

relating to certain notes and reserve capital

instruments [Global Stage Agreement] [a copy of which

 has been produced to the Meeting marked B and signed

 by the Chairman of the Meeting for the purpose of

identification] and all the transactions contemplated

 thereby; c) the sale and purchase agreement dated 02

 SEP 2009 and entered into between Chinese Estates,

the Purchaser and Mr. Lau relating to the entire

issued share capital of and loans due by Everbright

Pacific Ltd. and Oriental Kingdom Limited [Oriental

Kingdom Agreement] [a copy of which has been produced

 to the Meeting marked C and signed by the Chairman

of the Meeting for the purpose of identification] and

 all the transactions contemplated thereby; d) the

sale and purchase agreement dated 02 SEP 2009 and

entered into between Super Series Limited, Chinese

Estates, the Purchaser and Mr. Lau relating to the

entire and issued share capital of and loans due by

Fame Winner Limited [Fame Winner Agreement] [a copy

of which has been produced to the Meeting marked D

and signed by the Chairman of the Meeting for the

purpose of identification] and all the transactions

contemplated thereby; e) the sale and purchase

agreement dated 02 SEP 2009 and entered into between

Chinese Estates, the Purchaser and Mr. Lau relating

to the entire issued share capital of and loan due by

 Stars Up Limited [Stars Up Agreement] [a copy of

which has been produced to the Meeting marked E and

signed by the Chairman of the Meeting for the purpose

 of identification] and all the transactions

contemplated thereby; f) the sale and purchase

agreement dated 02 SEP 2009 and entered into between

Rich Lucky Limited, Chinese Estates, the Purchaser

and Mr. Lau relating to the entire and issued share

capital of Union Nice Limited and loans due by Union

Nice Limited and Chinese Estates [Eaton Square]

Limited [Union Nice Agreement] [a copy of which has

been produced to the Meeting marked F and signed by

the Chairman of the Meeting for the purpose of

identification] and all the transactions contemplated

 thereby; g) the sale and purchase agreement dated 02

 SEP 2009 and entered into between Chinese Estates

and Mr. Lau relating to the entire issued share

capital of and loan due by Great Will Limited [Great

Will Agreement] [a copy of which has been produced to

 the Meeting marked G and signed by the Chairman of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINESE ESTATES HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G2108M218

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements, Director's report and Auditor's

 report for the YE 31 DEC 2009

PROPOSAL #2: Approve the payment of final dividend            ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009

PROPOSAL #3.i: Re-elect Ms. Amy Lau, Yuk-wai as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.ii: Re-elect Mr. Chan, Kwok-wai as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.iii: Authorize the Directors to fix the          ISSUER            YES             FOR                  FOR

remuneration of the Directors

PROPOSAL #4: Re-appoint the Auditors and authorize            ISSUER            YES             FOR                  FOR

the Directors to fix the remuneration of the Auditors

PROPOSAL #5: Authorize the Directors to repurchase            ISSUER            YES             FOR                  FOR

shares of the Company

PROPOSAL #6: Authorize the Directors to issue, allot         ISSUER            YES             FOR                  FOR

and deal with shares of the Company

PROPOSAL #7: Approve, conditional upon passing of              ISSUER            YES             FOR                  FOR

Resolutions 5 and 6, to extend the general mandate

given to the Directors to issue, allot and deal with

shares not exceeding the aggregate number of shares

repurchased pursuant to the general mandate granted

under Resolution 5

PROPOSAL #S.8: Approve the amendments to the Bye-Laws        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHIYODA CORPORATION

  TICKER:                  N/A                 CUSIP:   J06237101

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHUBU ELECTRIC POWER COMPANY,INCORPORATED

  TICKER:                  N/A                 CUSIP:   J06510101

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Shareholders' Proposals: Approve                   ISSUER            YES         AGAINST               FOR

Appropriation of Retained Earnings

PROPOSAL #5.: Shareholders' Proposals: Amend Articles        ISSUER            YES         AGAINST               FOR

 to Remove Pluthermal Nuclear Power Generation from

Business Lines

PROPOSAL #6.: Shareholders' Proposals: Amend Articles        ISSUER            YES         AGAINST               FOR

 to Close Safely the Hamaoka Nuclear Power Plants

(Unit 3 to 5) Located at the Epicenter of the

Expected Tokai Earthquake

PROPOSAL #7.: Shareholders' Proposals: Amend Articles        ISSUER            YES         AGAINST               FOR

 to Develop Small Scale Distributed Power Plant

Utilizing Natural Energy

PROPOSAL #8.: Shareholders' Proposals: Amend Articles        ISSUER            YES         AGAINST               FOR

 to Freeze Centralization of Large Scale Power Plant

for Enhancement of Stable Energy Supply

PROPOSAL #9.: Shareholders' Proposals: Amend Articles        ISSUER            YES         AGAINST               FOR

 to Enhance Disclosure of Information

PROPOSAL #10.: Shareholders' Proposals: Amend                     ISSUER            YES         AGAINST               FOR

Articles to Withdraw from Development Corporation of

the Monju Fast Breeder Reactor

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHUGAI PHARMACEUTICAL CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J06930101

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHUO MITSUI TRUST HOLDINGS,INC.

  TICKER:                  N/A                 CUSIP:   J0752J108

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Eliminate Articles          ISSUER            YES             FOR                  FOR

Related to Class 2 Preferred Shares and Class 3

Preferred Shares and Class 2 and 3 Shareholders

Meetings

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Provision of Retirement                     ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CITIZEN HOLDINGS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J07938111

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Approval for Revision of the Policy for        ISSUER            YES         AGAINST           AGAINST

 a Large-Scale Purchase of Citizen  Shares (Anti-

Takeover Measures)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CITY DEVELOPMENTS LTD, SINGAPORE

  TICKER:                  N/A                 CUSIP:   V23130111

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 and the reports of the Directors and Auditors for

the YE 31 DEC 2009

PROPOSAL #2: Declare a final tax exempt  one tier             ISSUER            YES             FOR                  FOR

ordinary dividend of 8.0 cents per ordinary share for

 the YE 31 DEC 2009 as recommended by the Directors

PROPOSAL #3: Approve the Directors fees of SGD                   ISSUER            YES             FOR                  FOR

306,824.66 for the YE 31 DEC 2009  year 2008 SGD

308,000.00  and Audit Committee fees of SGD 47,500.00

 per quarter for the period from 1 JUL 2010 to 30 JUN

 2011  period from 01 JUL 2009 to 30 JUN 2010 SGD

47,500.00 per quarter , with payment of the Audit

Committee fees to be made in arrears at the end of

each calendar quarter

PROPOSAL #4.a: Re-elect Mr. Kwek Leng Beng as a                 ISSUER            YES             FOR                  FOR

Director, who retires in accordance with the Articles

 of Association of the Company

PROPOSAL #4.b: Re-elect Mr. Han VoTa as a Director,          ISSUER            YES             FOR                  FOR

who retires in accordance with the Articles of

Association of the Company

PROPOSAL #4.c: Re-elect Mr. Yeo Liat Kok Philip as a         ISSUER            YES             FOR                  FOR

Director, who retires in accordance with the Articles

 of Association of the Company

PROPOSAL #5.a: Re-appoint Mr. Chee Keng Soon as a              ISSUER            YES             FOR                  FOR

Director, pursuant to Section 153(6) of the Companies

 Act, Chapter 50 of Singapore to hold office from the

 date of this AGM until the next AGM

PROPOSAL #5.b: Re-appoint Mr. Tang See Chim as a                ISSUER            YES             FOR                  FOR

Director, pursuant to Section 153(6) of the Companies

 Act, Chapter 50 of Singapore to hold office from the

 date of this AGM until the next AGM

PROPOSAL #6: Re-appoint Messrs. KPMG LLP as the                 ISSUER            YES             FOR                  FOR

Auditors and authorize the Directors to fix their

remuneration

PROPOSAL #7: Authorize the Directors to issue                     ISSUER            YES             FOR                  FOR

ordinary shares in the capital of the Company whether

 by way of rights, bonus or otherwise, and/or make or

 grant offers, agreements or options for such

purposes and to such persons as the Directors may, in

 their absolute discretion, deem fit, and issue

ordinary shares in pursuance of any instrument made

or granted by the Directors, provided that the

aggregate number of ordinary shares to be issued by

way of renounceable rights issues on a pro-rata basis

 to shareholders of the Company does not exceed 100%

of the total number of issued ordinary shares,

excluding treasury shares, in the capital of the

Company, and otherwise than by way of renounceable

rights issues does not exceed 50% of the total number

 of issued ordinary shares excluding treasury shares,

 in the capital of the Company, CONTD

PROPOSAL #8: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

contingent on the passing of the Ordinary Resolution

in 7 above, to fix the issue price for ordinary

shares in the capital of the Company that may be

issued by way of placement pursuant to the 20% sub

limit for Other Share Issues on a non pro-rata basis

referred to in Resolution 7, at a discount exceeding

10% but not more than 20% of the price as determined

in accordance with the Listing Manual of the SGX-ST

PROPOSAL #9: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

for the purposes of Sections 76C and 76E of the

Companies Act, to purchase or otherwise acquire

issued ordinary shares and/or non redeemable

convertible non cumulative preference shares in the

capital of the Company not exceeding in aggregate or

acquisition of ordinary shares the number of issued

ordinary shares representing 10% of the total number

of issued ordinary shares as at the date of the

passing of this resolution and in relation to any

purchase or acquisition of preference shares, the

number of issued Preference shares representing 10%

of the total number of issued preference shares,

whether by way of market purchases on the SGXST,

and/or off market purchases effected otherwise than

on the SGXST in accordance with any equal access

PROPOSAL #10: Authorize the Directors to offer and            ISSUER            YES         AGAINST           AGAINST

grant options in accordance with the provisions of

the City Developments Share Option Scheme 2001 and to

 allot and issue from time to time such number of

ordinary shares in the capital of the Company as may

be required to be issued pursuant to the exercise of

the options granted under the Scheme provided that

the aggregate number of new ordinary shares to be

issued pursuant to the Scheme shall not exceed 8% of

the total number of issued ordinary shares, excluding

 treasury shares, in the capital of the Company from

time to time

PROPOSAL #11: Authorize the Company, its Subsidiaries        ISSUER            YES             FOR                  FOR

 and its associated Companies, for the purpose of

Chapter 9 of the Listing Manual of the SGXST, that

are not listed on the SGXST, or an approved exchange,

 over which the Company its subsidiaries and/or its

interested persons, have control, or any of them, to

enter into any of the transactions falling within the

 category of Interested Person Transactions,

particulars of which are set out in the Companys as

specified, provided that such transactions are

entered into in accordance with the review procedures

 for Interested Person Transactions and  Authority

expires at the conclusion of the next AGM of the

Company ; authorize the Directors of the Company to

complete and do all such acts and things as they or

he may consider expedient or necessary or in the

interests of the Company to give effect to the IPT

Mandate and/or this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CLP HLDGS LTD

  TICKER:                  N/A                 CUSIP:   Y1660Q104

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited financial         ISSUER            YES             FOR                  FOR

statements and the reports of the Directors and the

Auditors for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend of HKD 0.92 per        ISSUER            YES             FOR                  FOR

 share

PROPOSAL #3.a: Elect Mr. Nicholas Charles Allen as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.b: Re-elect Mr. Vernon Francis Moore as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.c: Re-elect Mr. Loh Chung Hon Hansen as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.d: Re-elect Mr. Tse Pak Wing Peter as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.e: Re-elect Mr. Andrew Clifford Winawer          ISSUER            YES             FOR                  FOR

Brandler as a Director

PROPOSAL #3.f: Re-elect Mr. Paul Arthur Theys as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.g: Re-elect The Honorable Sir Michael              ISSUER            YES             FOR                  FOR

Kadoorie as a Director

PROPOSAL #4: Re-appoint Price water house Coopers as         ISSUER            YES             FOR                  FOR

the Auditors of the Company and authorize the

Directors to fix Auditors remuneration for the YE 31

DEC 2010

PROPOSAL #5: Approve the remuneration payable to the         ISSUER            YES             FOR                  FOR

Non-Executive Directors including Independent Non-

Executive Directors who serve on the Board and the

following Board committees of the Company be fixed at

 the levels as shown below for each financial year

until the Company in general meeting otherwise

determines; such remuneration to take effect from 28

APR 2010 and be payable to Directors on a pro rata

basis for the financial year ending 31 DEC 2010 as

specified

PROPOSAL #6: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to allot, issue and dispose of additional shares in

the Company and to make or grant offers, agreements,

options and warrants during and after the end of the

relevant period, not exceeding the aggregate of a)

the aggregate nominal value of share capital allotted

 or agreed conditionally or unconditionally to be

allotted by the Directors of the Company pursuant to

i) a rights issue; or ii) any option scheme or

similar arrangement for the time being adopted for

the grant or issue to the officers and/or employees

of the Company and/or any of its subsidiaries of

shares or right to acquire shares of the Company; or

iii) any scrip dividend or similar arrangement

pursuant to the Articles of Association of the

Company from time to time, CONTD.

PROPOSAL #7: Authorize the Directors to purchase or          ISSUER            YES             FOR                  FOR

otherwise acquire shares of HKD 5.00 each in the

capital of the Company during the relevant period,

subject to and in accordance with all applicable laws

 and the requirements of the Rules Governing the

Listing of Securities on The Stock Exchange of Hong

Kong Limited, provided that the aggregate nominal

amount of the shares so purchased or otherwise

acquired shall not exceed 10% of the aggregate

nominal amount of the share capital of the Company in

 issue at the date of this resolution;  Authority

expires the earlier of the conclusion of the next AGM

 or the expiration of the period within which the

next AGM is to be held by law

PROPOSAL #8: Approve, conditional upon the passing of        ISSUER            YES             FOR                  FOR

 Resolutions 6 and 7 as set out in the notice

convening this meeting, the aggregate nominal amount

of the shares which are purchased or otherwise

acquired by the Company pursuant to Resolution 7

shall be added to the aggregate nominal amount of the

 shares which may be issued pursuant to Resolution 6

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COCA-COLA AMATIL LTD

  TICKER:                  N/A                 CUSIP:   Q2594P146

  MEETING DATE:      5/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Discussion of the accounts for the YE 31        ISSUER             NO              N/A                  N/A

 DEC 2009 and the reports of the Directors and Auditor

PROPOSAL #2: Adopt the remuneration report contained         ISSUER            YES             FOR                  FOR

within the accounts for the YE 31 DEC 2009

PROPOSAL #3.a: Re-elect Ms. Jillian Broadbent, AO  as        ISSUER            YES             FOR                  FOR

 a Director, who retires in accordance with Article

6.3(b) of the Constitution

PROPOSAL #3.b: Re-elect Mr. Geoffrey Kelly as a                 ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article

6.3(b) of the Constitution

PROPOSAL #3.c: Re-elect Mr. Martin Jansen as a                   ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article

6.3(i) of the Constitution

PROPOSAL #4: Approve to permit the Directors to                 ISSUER            YES             FOR                  FOR

invite Mr. T. J. Davis to participate in the Coca-

Cola Amatil Limited 2010-2012 Long Term Incentive

Share Plan by offering him rights to acquire up to

247,844 fully paid ordinary shares in the Company in

the manner as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COCA-COLA WEST COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J0814U109

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve Policy regarding Large-scale            ISSUER            YES         AGAINST           AGAINST

Purchases of Company Shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COCHLEAR LIMITED

  TICKER:                  N/A                 CUSIP:   Q25953102

  MEETING DATE:      10/20/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the Company's                 ISSUER            YES             FOR                  FOR

financial report, the Directors' report and the

Auditor's report in respect of the FYE 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Re-elect Mr. Rick Holliday-Smith as a         ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with the Company's Constitution

PROPOSAL #3.2: Re-elect Mr. Andrew Denver as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with the Company's Constitution

PROPOSAL #4.: Approve to issue, allocation or                     ISSUER            YES             FOR                  FOR

transfer of securities to the Chief Executive

Officer/President, Dr. Christopher Roberts under the

Cochlear Executive Long Term Incentive Plan as

specified

PROPOSAL #S.5: Approve to renew the Proportional                ISSUER            YES             FOR                  FOR

Takeover Provisions as specified in Article 7.7 and

Schedule 1 of the Company's Constitution for a period

 of 3 years from and including the date of this

resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMFORTDELGRO CORP LTD

  TICKER:                  N/A                 CUSIP:   Y1690R106

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Directors' report         ISSUER            YES             FOR                  FOR

and audited financial statements for the FYE 31 DEC

2009 together with the Auditors' report thereon

PROPOSAL #2: Declare a tax-exempt one-tier final                ISSUER            YES             FOR                  FOR

dividend of 2.67 cents per ordinary share in respect

of the FYE 31 DEC 2009

PROPOSAL #3: Approve the payment of the Directors'            ISSUER            YES             FOR                  FOR

fees of SGD 537,500 for the FYE 31 DEC 2009

PROPOSAL #4: Re-elect Mr. Oo Soon Hee as a Director          ISSUER            YES             FOR                  FOR

retiring pursuant to Article 91 of the Company's

Articles of Association

PROPOSAL #5: Re-elect Mr. Ong Ah Heng as a Director          ISSUER            YES             FOR                  FOR

retiring pursuant to Article 91 of the Company's

Articles of Association

PROPOSAL #6: Re-elect Ms. Sum Wai Fun, Adeline as a          ISSUER            YES             FOR                  FOR

Director retiring pursuant to Article 91 of the

Company's Articles of Association

PROPOSAL #7: Re-appoint Mr. Lim Jit Poh as a Director        ISSUER            YES             FOR                  FOR

 pursuant to Section 153(6) of the Companies Act,

Chapter 50 to hold office from the date of this AGM

until the next AGM

PROPOSAL #8: Re-appoint Messrs. Deloitte and touche          ISSUER            YES             FOR                  FOR

LLP as the Auditors and authorize the Directors to

fix their remuneration

PROPOSAL #9: Authorize the Directors of the company          ISSUER            YES             FOR                  FOR

to allot and issue from time to time such number of

shares in the Company as may be required to be issued

 pursuant to the exercise of options under the

ComfortDelGro employees' Share Option Scheme,

provided that the aggregate number of shares to be

issued pursuant to the ComfortDelGro Employees' share

 Option scheme shall not exceed 15% of the total

number of issued shares in the capital of the Company

 excluding treasury shares, from time to time

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMMONWEALTH BANK OF AUSTRALIA, SYDNEY NSW

  TICKER:                  N/A                 CUSIP:   Q26915100

  MEETING DATE:      11/11/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To discuss the financial report, the            ISSUER             NO              N/A                  N/A

Directors' report and the Auditor's report for the YE

 30 JUN 2009

PROPOSAL #2.A: Re-elect Ms. S. Carolyn Kay as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.B: Re-elect Mr. Fergus D. Ryan as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.C: Re-elect David J. Turner as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #4.: Approve, in accordance with ASX Listing        ISSUER            YES             FOR                  FOR

 Rules 10.14 and 10.15 for the participation of Mr.

R.J. Norris in the Group Leadership Reward Plan of

Commonwealth Bank of Australia [GLRP], and for the

grant of reward shares to Mr. R.J. Norris within 1

year of the date of this AGM pursuant to the GLRP and

 on the terms as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPUTERSHARE LIMITED CPU

  TICKER:                  N/A                 CUSIP:   Q2721E105

  MEETING DATE:      11/11/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial          ISSUER             NO              N/A                  N/A

report, the Directors' report and the Auditor's

report for the YE 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #3.: Re-elect Ms. P.J. Maclagan as a                     ISSUER            YES         AGAINST           AGAINST

Director of the Company, who retires from the office

under Clause 66 of the Company's Constitution

PROPOSAL #4.: Re-elect Dr. M. Kerber as a Director of        ISSUER            YES             FOR                  FOR

 the Company, who retires from the office under

Clause 66 of the Company's Constitution

PROPOSAL #5.: Approve, for the purposes of Sections          ISSUER            YES         AGAINST           AGAINST

259B(2) and 260C(4) of the Corporations Act 2001 and

for all other purposes, the Employee Share Scheme

called the Computershare Limited - Second Deferred

Long Term Incentive plan [DLI plan], as specified;

and an issue of securities under the DLI Plan to the

Managing Director of the Company for the purposes of

Rule 10.14 of the Listing Rules of ASX Limited; and

all other issues of securities under the DLI Plan for

 the purposes of Rule 7.2 Exception 9 as exception to

 Rule 7.1 of the Listing Rules of ASX Limited and for

 all other purposes

PROPOSAL #6.: Authorize the Company, for the purposes        ISSUER            YES         AGAINST           AGAINST

 of Section 200B and 200E of the Corporations Act, to

 give to each of the persons as specified any of the

benefits as specified in connection with that

person's retirement from a Board or managerial office

 [or Managerial or executive office] in the Company,

or a related Body Corporate, arising from that

person's participation in the DLI Plan further

details of which are as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CONTACT ENERGY LTD

  TICKER:                  N/A                 CUSIP:   Q2818G104

  MEETING DATE:      10/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Board of Directors                   ISSUER            YES             FOR                  FOR

contact's to fix the Auditor's fees and expenses

PROPOSAL #2.: Elect Ms. Susan Sheldon as a Director          ISSUER            YES             FOR                  FOR

of Contact

PROPOSAL #3.: Elect Mr. David Baldwin as a Director          ISSUER            YES             FOR                  FOR

of Contact

PROPOSAL #4.: Re-elect Mr. Grant King as a Director          ISSUER            YES             FOR                  FOR

of Contact

PROPOSAL #5.: Re-elect Mr. Bruce Beeren as a Director        ISSUER            YES             FOR                  FOR

 of Contact

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COSCO CORP SINGAPORE LTD

  TICKER:                  N/A                 CUSIP:   Y1764Z208

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Directors' report         ISSUER            YES             FOR                  FOR

and Audited financial statements for the FYE 31 DEC

2009

PROPOSAL #2: Approve a first and final tax-exempt             ISSUER            YES             FOR                  FOR

one-tier  dividend of SGD 0.03 per ordinary share for

 the YE 31 DEC 2009

PROPOSAL #3: Approve the payment of Directors' fees          ISSUER            YES             FOR                  FOR

of SGD 265,000 for the YE 31 DEC 2009

PROPOSAL #4: Re-elect Mr. Ma Gul Chuan as a Director,        ISSUER            YES         AGAINST           AGAINST

 who retires in accordance with Article 98 of the

Articles of Association of the Company

PROPOSAL #5: Re-elect Mdm Sun Yue Ying as a Director,        ISSUER            YES         AGAINST           AGAINST

 who retires in accordance with Article 98 of the

Articles of Association of the Company

PROPOSAL #6: Re-elect Mr. Er Kwong Wah as a Director,        ISSUER            YES         AGAINST           AGAINST

 who retires in accordance with Article 98 of the

Articles of Association of the Company

PROPOSAL #7: Re-elect Mr. Ang Swee Tian as a                       ISSUER            YES         AGAINST           AGAINST

Director, who retires in accordance with Article 98

of the Articles of Association of the Company

PROPOSAL #8: Re-appoint Mr. Tom Yee Lat Shing as a            ISSUER            YES         AGAINST           AGAINST

Director, who retires under Section 153(6) of t he

Companies Act, to hold office from the date of this

AGM until the next AGM of the Company

PROPOSAL #9: Re-appoint Messrs.                                             ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers LLP as the Auditors and

authorize the Directors to fix their remuneration

PROPOSAL #10: Authorize the Directors, pursuant to            ISSUER            YES             FOR                  FOR

Section 161 of the Companies Act (Chapter 50) and the

 Listing Rules of the Singapore Exchange Securities

Trading Limited (the Listing Rules), to allot and

issue: a) shares in the capital of the Company

(whether by way of bonus, rights or otherwise); or b)

 convertible securities; or c) additional securities

issued pursuant to Rule 829 of the Listing Rules; or

d) shares arising from the conversion of convertible

securities in (b) and (c) above, at any time and upon

 such terms and conditions and for such purposes as

the Directors may in their absolute discretion deem

fit provided that: CONTD.

PROPOSAL #11: Authorize the Directors to offer and            ISSUER            YES         AGAINST           AGAINST

grant options (Options) in accordance with the

provisions of the Cosco Group Employees  Share Option

 Scheme 2002 (Scheme) and to allot and issue from

time to time such number of shares in the capital of

the Company as may be required to be issued pursuant

to the exercise of Options granted under the Scheme,

provided that the total number of Shares to be

offered under the Scheme shall not in total exceed

15% of the issued share capital of the Company on the

 day preceding any Offer Date at any time and from

time to time during the existence of the Scheme

PROPOSAL #12: Approve that approval be given for the         ISSUER            YES             FOR                  FOR

renewal of the mandate for the purposes of Chapter 9

of the Listing Manual of the SGX-ST, for the Company,

 its subsidiaries and associated companies or any of

them to enter into any of the transactions falling

within the types of Interested Person Transactions,

as specified to the Annual Report of the Company for

the FYE 31 DEC 2009 with any party who is of the

class of Interested Persons described in the Appendix

 provided that such transactions are made on normal

commercial terms and will not be prejudicial to the

interests of the Company and its minority

shareholders and in accordance with the review

procedures set out in the Appendix; ii) authorize the

 Audit Committee of the Company to take such actions

as it deems proper in CONTD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COSMO OIL COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J08316101

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CREDIT SAISON CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J7007M109

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Expand Business                ISSUER            YES             FOR                  FOR

Lines, Allow Use of Electronic Systems for Public

Notifications

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CROWN LTD

  TICKER:                  N/A                 CUSIP:   Q3014T106

  MEETING DATE:      10/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the consolidated financial                ISSUER             NO              N/A                  N/A

statements of the Company and its controlled entities

 and the reports of the Directors and the Auditor for

 the FYE 30 JUN 2009

PROPOSAL #2.a: Re-elect Mr. Benjamin A. Brazil as a          ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Clause

5.1[e] of the Company's Constitution

PROPOSAL #2.b: Re-elect Mr. Christopher D. Corrigan          ISSUER            YES             FOR                  FOR

as a Director, who retires in accordance with Clause

5.1[f] of the Company's Constitution

PROPOSAL #2.c: Re-elect Mr. Michael R. Johnston as a         ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Clause

5.1[f] of the Company's Constitution

PROPOSAL #2.d: Re-elect Mr. Richard W. Turner as a            ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Clause

5.1[f] of the Company's Constitution

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CSL LTD

  TICKER:                  N/A                 CUSIP:   Q3018U109

  MEETING DATE:      10/14/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and            ISSUER             NO              N/A                  N/A

the reports of the Directors and the Auditors for the

 YE 30 JUN 2009 and to note the final dividend in

respect of the YE 30 JUN 2009 declared by the Board

and paid by the Company

PROPOSAL #2.a: Re-elect Professor John Shine as a              ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with Rule 99[a] of the Constitution

PROPOSAL #2.b: Re-elect Mr. Antoni Cipa as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who retires by rotation in

accordance with Rule 99[a] of the Constitution

PROPOSAL #2.c: Re-elect Mr. Maurice Renshaw as a                ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with Rule 99[a] of the Constitution

PROPOSAL #3.: Adopt the remuneration report [which            ISSUER            YES             FOR                  FOR

forms part of the Directors' report] for the YE 30

JUN 2009

PROPOSAL #4.: Approve, for the purposes of ASX                   ISSUER            YES             FOR                  FOR

Listing Rule 10.14 and for all other purposes: the

grant of up to a maximum of 500,000 performance

rights from time to time under, and in accordance

with, the Company's Performance Rights Plan to any of

 the Executive Directors of the Company as at the

date this resolution is passed, during the period of

3 years from the date this resolution is passed; and

any issue of shares of those Executive Directors upon

 the exercise of any such performance rights

PROPOSAL #S.5: Approve the renewal for a 3 year                 ISSUER            YES             FOR                  FOR

period of Rule 147 of the Constitution of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CSR LTD

  TICKER:                  N/A                 CUSIP:   Q30297115

  MEETING DATE:      7/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive the financial report and the        ISSUER             NO              N/A                  N/A

 reports of the Directors and of the Auditor for the

FYE 31 MAR 2009

PROPOSAL #2.A: Re-elect Mr. John Story as a Director         ISSUER            YES             FOR                  FOR

of the Company, who will retire by rotation at the

close of the meeting in accordance with the Clause 55

 of the Company's Constitution

PROPOSAL #2.B: Elect Mr. Jeremy Sutcliffe as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who will retire at the close

 of the meeting in accordance with the Clause 53.2 of

 the Company's Constitution

PROPOSAL #2.C: Elect Mr. Nicholas Burton Taylor as a         ISSUER            YES             FOR                  FOR

Director of the Company, who will retire at the close

 of the meeting in accordance with the Clause 53.2 of

 the Company's Constitution

PROPOSAL #3.: Receive and adopt the remuneration                ISSUER            YES             FOR                  FOR

report for the FYE 31 MAR 2009

PROPOSAL #4.: Approve, for the purposes of ASX                   ISSUER            YES             FOR                  FOR

Listing Rule 7.4 and for all other purposes, the

issue of 89,285,715 ordinary fully paid shares at AUD

 1.40 per share on 28 NOV 2008 as specified

PROPOSAL #S.5: Approve the Clause 22 of the                        ISSUER            YES             FOR                  FOR

Constitution of CSR Limited is renewed for a period

of 3 years commencing on the day this resolution is

PROPOSAL #S.6: Amend the Constitution of CSR Limited         ISSUER            YES             FOR                  FOR

by: deleting the whole of the existing Clauses 63.1

and 63.2 and renumbering the existing Clause 63.3 as

Clause 63.1; and deleting Clause 66[j], renumbering

the current Clause 66[k] as 66[j] and inserting the

word or at the end of the Clause 66[i]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAI NIPPON PRINTING CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J10584100

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.18: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.19: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.20: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.21: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.22: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.23: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.24: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve Continuance of the Policy                 ISSUER            YES         AGAINST           AGAINST

Regarding Large-scale Purchases of the Company's

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAICEL CHEMICAL INDUSTRIES,LTD.

  TICKER:                  N/A                 CUSIP:   J08484149

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAIDO STEEL CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J08778110

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAIHATSU MOTOR CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J09072117

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Allow Use of                       ISSUER            YES             FOR                  FOR

Electronic Systems for Public Notifications, Adopt

Reduction of Liability System for Outside Directors,

Adopt Reduction of Liability System for Outside

Auditors

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #5: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAIICHI SANKYO COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J11257102

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAIKIN INDUSTRIES,LTD.

  TICKER:                  N/A                 CUSIP:   J10038115

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Approve Purchase of Own Shares                       ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve Payment of Bonuses to Corporate        ISSUER            YES             FOR                  FOR

 Officers

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAINIPPON SUMITOMO PHARMA CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J10542116

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                   ISSUER            YES             FOR                  FOR

Revisions

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.4: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAITO TRUST CONSTRUCTION CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J11151107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAIWA HOUSE INDUSTRY CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J11508124

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.18: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Payment of Bonuses to Corporate        ISSUER            YES             FOR                  FOR

 Officers

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAIWA SECURITIES GROUP INC.

  TICKER:                  N/A                 CUSIP:   J11718111

  MEETING DATE:      6/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve Issuance of Share Acquisition          ISSUER            YES             FOR                  FOR

Rights as Stock Options

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DBS GROUP HOLDINGS LTD, SINGAPORE

  TICKER:                  N/A                 CUSIP:   Y20246107

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' report and                 ISSUER            YES             FOR                  FOR

audited accounts for the YE 31 DEC 2009 and the

Auditors' report thereon

PROPOSAL #2.: Declare a 1-tier tax exempt final                 ISSUER            YES             FOR                  FOR

dividend of 14 cents per ordinary share, for the YE

31 DEC 2009; [2008: final dividend of 14 cents per

ordinary share, 1-tier tax exempt]

PROPOSAL #3.A: Approve to sanction the amount of SGD         ISSUER            YES             FOR                  FOR

1,594,877 proposed as Directors' fees for 2009;

[2008: SGD 1,475,281]

PROPOSAL #3.B: Approve to sanction the amount of SGD         ISSUER            YES             FOR                  FOR

4,500,000 proposed as special remuneration for Mr.

Koh Boon Hwee for 2009; [2008: SGD 2,000,000]

PROPOSAL #4.: Re-appoint Messrs.                                            ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers LLP as the Auditors of the

Company and authorize the Directors to fix their

remuneration

PROPOSAL #5.A: Re-elect Mr. Ang Kong Hua as a                     ISSUER            YES             FOR                  FOR

Director, who retires under Article 95 of the

Company's Articles of Association

PROPOSAL #5.B: Re-elect Mr. John Alan Ross as a                 ISSUER            YES             FOR                  FOR

Director, who retires under Article 95 of the

Company's Articles of Association

PROPOSAL #5.C: Re-elect Mr. Kwa Chong Seng as a                 ISSUER            YES             FOR                  FOR

Director, who retires under Article 95 of the

Company's Articles of Association

PROPOSAL #6.A: Re-elect Mr. Ambat Ravi Shankar Menon         ISSUER            YES             FOR                  FOR

as a Director, who retires under Article 101 of the

Company's Articles of Association

PROPOSAL #6.B: Re-elect Mr. Piyush Gupta as a                     ISSUER            YES             FOR                  FOR

Director, who retires under Article 101 of the

Company's Articles of Association

PROPOSAL #6.C: Re-elect Mr. Peter Seah Lim Huat as a         ISSUER            YES             FOR                  FOR

Director, who retires under Article 101 of the

Company's Articles of Association

PROPOSAL #7.: Re-appoint Mr. Andrew Robert Fowell              ISSUER            YES             FOR                  FOR

Buxton as a Director, pursuant to Section 153(6) of

the Companies Act, Chapter 50, to hold office from

the date of this AGM until the next AGM of the Company

PROPOSAL #8.A: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company to: (a) allot and issue from time to time

 such number of ordinary shares in the capital of the

 Company (DBSH Ordinary Shares) as may be required to

 be issued pursuant to the exercise of options under

the DBSH Share Option Plan; and (b) offer and grant

awards in accordance with the provisions of the DBSH

Share Plan and to allot and issue from time to time

such number of DBSH Ordinary Shares as may be

required to be issued pursuant to the vesting of

awards under the DBSH Share Plan, provided always

that: (1) the aggregate number of new DBSH Ordinary

Shares to be issued pursuant to the exercise of

options granted under the DBSH Share Option Plan and

the vesting of awards granted or to be granted under

the DBSH Share Plan shall not exceed 7.5% of the

total number of issued shares (excluding treasury

shares) in the capital of the Company from time to

time; and (2) the aggregate number of new DBSH

Ordinary Shares under awards to be granted pursuant

to the DBSH Share Plan during the period commencing

from the date of this AGM of the Company and ending

on the date of the next AGM of the Company or the

date by which the next AGM of the Company is required

 by law to be held, shall not exceed 2% of the total

number of issued shares (excluding treasury shares)

in the capital of the Company from time to time

PROPOSAL #8.B: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to: issue shares in the capital of the Company

(shares) whether by way of rights, bonus or

otherwise; and/or (ii) make or grant offers,

agreements or options (collectively, Instruments)

that might or would require shares to be issued,

including but not limited to the creation and issue

of (as well as adjustments to) warrants, debentures

or other instruments convertible into shares, at any

time and upon such terms and conditions and for such

purposes and to such persons as the Directors may in

their absolute discretion deem fit; and

(notwithstanding the authority conferred by this

Resolution may have ceased to be in force) issue

shares in pursuance of any Instrument made or granted

 by the Directors while this Resolution was in force,

 provided that: (1) the aggregate number of shares to

 be issued pursuant to this Resolution (including

shares to be issued in pursuance of Instruments made

or granted pursuant to this Resolution) does not

exceed 50 per cent of the total number of issued

shares (excluding treasury shares) in the capital of

the Company (as calculated in accordance with this

Resolution), of which the aggregate number of shares

to be issued other than on a pro rata basis to

shareholders of the Company (including shares to be

issued in pursuance of Instruments made or granted

pursuant to this Resolution) does not exceed 10% of

the total number of issued shares (excluding treasury

 shares) in the capital of the Company (as calculated

 in accordance with this Resolution); (2) (subject to

 such manner of calculation and adjustments as may be

 prescribed by the Singapore Exchange Securities

Trading Limited (SGX-ST)) for the purpose of

determining the aggregate number of shares that may

be issued under this Resolution, the percentage of

issued shares shall be based on the total number of

issued shares (excluding treasury shares) in the

capital of the Company at the time this Resolution is

 passed, after adjusting for: (i) new shares arising

from the conversion or exercise of any convertible

securities or share options or vesting of share

awards which are outstanding or subsisting at the

time this Resolution is passed; and (ii) any

subsequent bonus issue, consolidation or subdivision

of shares; (3) in exercising the authority conferred

by this Resolution, the Company shall comply with the

 provisions of the Listing Manual of the SGX-ST for

the time being in force (unless such compliance has

been waived by the SGX-ST) and the Articles of

Association for the time being of the Company; and

[Authority expires the earlier or until the

conclusion of the next AGM of the Company or the date

 by which the next AGM of the Company is required by

PROPOSAL #8.C: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to allot and issue from time to time such number of

new ordinary shares, new non-voting non-redeemable

preference shares and new non-voting redeemable

preference shares in the capital of the Company as

may be required to be allotted and issued pursuant to

 the DBSH Scrip Dividend Scheme

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DBS GROUP HOLDINGS LTD, SINGAPORE

  TICKER:                  N/A                 CUSIP:   Y20246107

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Authorize the Directors for the purposes        ISSUER            YES             FOR                  FOR

 of Sections 76C and 76E of the Companies Act,

Chapter 50 [the Companies Act], to purchase or

otherwise acquire issued ordinary shares in the

capital of DBSH [ordinary shares] not exceeding in

aggregate the maximum percentage [as specified], at

such price or prices as may be determined by the

Directors from time to time up to the maximum price

[as specified], whether by way of: [i] market

purchase[s] on the Singapore Exchange Securities

Trading Limited [SGX-ST] transacted through the

Central Limit Order Book trading system and/or any

other securities exchange on which the ordinary

shares may for the time being be listed and quoted

[Other Exchange]; and/or [ii] off-market purchase[s]

[if effected otherwise than on the SGX-ST or, as the

case may be, other exchange] in accordance with any

equal access scheme[s] as may be determined or

formulated by the Directors as they consider fit,

which scheme[s] shall satisfy all the conditions

prescribed by the Companies Act, and otherwise in

accordance with all other laws and regulations and

rules of the SGX-ST or, as the case may be, other

exchange as may for the time being be applicable,

[the share purchase mandate]; [Authority expires the

earlier of the date on which the next AGM of DBSH is

held and the date by which the next AGM of DBSH is

required by law to be held]; and to complete and do

all such acts and things [including executing such

documents as may be required] as they and/or he may

consider expedient or necessary to give effect to the

 transactions contemplated and/or authorized by this

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DENA CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J1257N107

  MEETING DATE:      6/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Amend the Compensation to be Received by        ISSUER            YES             FOR                  FOR

 Directors

PROPOSAL #4: Authorize Use of Compensation-based                ISSUER            YES         AGAINST           AGAINST

Stock Options for Directors, Excluded from the

Regular Compensations, and Allow Board to Authorize

Use of Stock Option Plan for Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DENKI KAGAKU KOGYO KABUSHIKI KAISHA

  TICKER:                  N/A                 CUSIP:   J12936134

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DENSO CORPORATION

  TICKER:                  N/A                 CUSIP:   J12075107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                   ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Payment of Bonuses to Corporate         ISSUER            YES             FOR                  FOR

Officers

PROPOSAL #4: Approve Payment of Accrued Benefits                ISSUER            YES         AGAINST           AGAINST

associated with Abolition of Retirement Benefit

System for Current Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DENTSU INC.

  TICKER:                  N/A                 CUSIP:   J1207N108

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Expand Business Lines      ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DEXUS PROPERTY GROUP

  TICKER:                  N/A                 CUSIP:   Q3190P100

  MEETING DATE:      10/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Ratify, the continuing appointment of          ISSUER            YES             FOR                  FOR

Christopher T. Beare as a Director of Dexus Funds

Management Limited

PROPOSAL #2.: Ratify, the initial appointment of John        ISSUER            YES             FOR                  FOR

 C. Conde AO as a Director of Dexus Funds Management

Limited

PROPOSAL #3.: Ratify, the initial appointment of                ISSUER            YES             FOR                  FOR

Peter B. St. George as a Director of Dexus Funds

Management Limited

PROPOSAL #4.: Ratify, for the purposes of ASX Listing        ISSUER            YES             FOR                  FOR

 Rule 7.1 and 7.4, the issue of 138,500,000 stapled

securities, each comprising a unit in each of Dexus

Diversified Trust, Dexus Industrial Trust, Dexus

Office Trust and Dexus Operations Trust, [Security]

to certain institutional and sophisticated investors

at AUD 0.65 per Security issued on 21 APR 2009 as

specified

PROPOSAL #5.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

FYE 30 JUN 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DOWA HOLDINGS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J12432126

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.: Appoint a Substitute Outside Corporate         ISSUER            YES             FOR                  FOR

Auditor

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EAST JAPAN RAILWAY COMPANY

  TICKER:                  N/A                 CUSIP:   J1257M109

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Proposal for appropriation of retained         ISSUER            YES             FOR                  FOR

earnings

PROPOSAL #2.: Partial amendment to the Articles of            ISSUER            YES             FOR                  FOR

Incorporation: Change Business Lines, Adopt Reduction

 of Liability System for Outside Directors, Adopt

Reduction of Liability System for Outside Auditors

PROPOSAL #3.1: Election of Director                                       ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Election of Director                                       ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Election of Director                                       ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Election of Director                                       ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Election of Director                                       ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Election of Director                                       ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Election of Director                                       ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Election of Director                                       ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Election of Director                                       ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.13: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.14: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.15: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.16: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.17: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.18: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.19: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.20: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.21: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.22: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.23: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.24: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.25: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.26: Election of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Payment of bonuses to Directors and              ISSUER            YES             FOR                  FOR

Corporate Auditors

PROPOSAL #5.: Shareholders' Proposals: Partial                   ISSUER            YES             FOR               AGAINST

amendment to the Articles of Incorporation (1)

Disclosure of each Director'S remuneration to

shareholders

PROPOSAL #6.: Shareholders' Proposals: Partial                   ISSUER            YES         AGAINST               FOR

amendment to the Articles of Incorporation (2)

Obligation to report the number and names of

Principal Executive Advisers and Advisers, etc.

retained and approve the total amount of remuneration

 or fees to be paid to such Advisers at the General

Meeting of Shareholders

PROPOSAL #7.1: Shareholders' Proposals: Dismissal of         ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #7.2: Shareholders' Proposals: Dismissal of         ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #7.3: Shareholders' Proposals: Dismissal of         ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #7.4: Shareholders' Proposals: Dismissal of         ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #7.5: Shareholders' Proposals: Dismissal of         ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #7.6: Shareholders' Proposals: Dismissal of         ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #7.7: Shareholders' Proposals: Dismissal of         ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #8.1: Shareholders' Proposals: Election of          ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #8.2: Shareholders' Proposals: Election of          ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #8.3: Shareholders' Proposals: Election of          ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #8.4: Shareholders' Proposals: Election of          ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #8.5: Shareholders' Proposals: Election of          ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #9.: Shareholders' Proposals: Reduction of          ISSUER            YES         AGAINST               FOR

remuneration to Directors and Corporate Auditors

PROPOSAL #10.: Shareholders' Proposals: Proposal for         ISSUER            YES         AGAINST               FOR

appropriation of retained earnings (1)

PROPOSAL #11.: Shareholders' Proposals: Proposal for         ISSUER            YES         AGAINST               FOR

appropriation of retained earnings (2)

PROPOSAL #12.: Shareholders' Proposals: Proposal for         ISSUER            YES         AGAINST               FOR

appropriation of retained earnings (3)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EISAI CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J12852117

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve Issuance of Share Acquisition          ISSUER            YES             FOR                  FOR

Rights as Stock Options to Employees of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELECTRIC POWER DEVELOPMENT CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J12915104

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELPIDA MEMORY,INC.

  TICKER:                  N/A                 CUSIP:   J1354L103

  MEETING DATE:      8/29/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Increase Authorized          ISSUER            YES             FOR                  FOR

Capital to 303M shs. including Class Shares,

Establish Articles Related to Class I & II Shares and

 Class Shareholders Meetings

PROPOSAL #2: Amend Articles to: Increase Authorized          ISSUER            YES             FOR                  FOR

Capital to 403M shs. including Class Shares

PROPOSAL #3: Approve Issuance of New Class Shares to         ISSUER            YES             FOR                  FOR

a Third Party, DEVELOPMENT BANK OF JAPAN, INC.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELPIDA MEMORY,INC.

  TICKER:                  N/A                 CUSIP:   J1354L103

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Reduction in Legal Capital Surplus and         ISSUER            YES             FOR                  FOR

Appropriation of Surplus

PROPOSAL #5.: Approve Provision of Retirement                     ISSUER            YES             FOR                  FOR

Allowance for Retiring Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ENERGY RES AUSTRALIA LTD

  TICKER:                  N/A                 CUSIP:   Q35254111

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Chairman and Chief Executive review                ISSUER             NO              N/A                  N/A

PROPOSAL #2: To receive and consider the financial            ISSUER             NO              N/A                  N/A

report, Directors' report, Directors' declaration and

 Auditor's report for the YE 31 DEC 2009 as set out

in the annual report.

PROPOSAL #3: Approve the remuneration report for the         ISSUER            YES             FOR                  FOR

YE 31 DEC 2009 as set out in the annual report

PROPOSAL #4.1: Election of Mr. John Pegler as a                 ISSUER            YES             FOR                  FOR

Director, who retires in accordance with

PROPOSAL #4.2: Re-election of Mr. Peter Taylor as a          ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

Rule 3.7 of the Company's Constitution

PROPOSAL #S.5: Amend the Rule 1.2, 3.3(c), 3.4, 3.7,         ISSUER            YES             FOR                  FOR

3.8, 7.2, 8.4(a) 10.5 of the Company's Constitution

as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ESPRIT HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G3122U145

  MEETING DATE:      12/10/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited consolidated                   ISSUER            YES             FOR                  FOR

financial statements and the reports of the Directors

 and Auditors of the Group for the YE 30 JUN 2009

PROPOSAL #2.: Approve a final dividend of 0.72 Hong          ISSUER            YES             FOR                  FOR

Kong dollar per Share for the YE 30 JUN 2009

PROPOSAL #3.: Approve a special dividend of 1.33 Hong        ISSUER            YES             FOR                  FOR

 Kong dollar per Share for the YE 30 JUN 2009 to be

satisfied by way of mandatory scrip dividend and

capitalization from share premium

PROPOSAL #4.I: Re-elect Mr. Heinz Jurgen Krogner-               ISSUER            YES             FOR                  FOR

Kornalik as a Director of the Company

PROPOSAL #4.II: Re-elect Mr. Jurgen Alfred Rudolf              ISSUER            YES             FOR                  FOR

Friedrich as a Director of the Company

PROPOSAL #4.III: Re-elect Mr. Ronald Van Der Vis as a        ISSUER            YES             FOR                  FOR

 Director of the Company

PROPOSAL #4.IV: Re-elect Mr. Chew Fook Aun as a                 ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #4.V: Re-elect Mr. Francesco Trapani as a            ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #4.VI: Authorize the Board to fix the                   ISSUER            YES             FOR                  FOR

Directors' fees

PROPOSAL #5.: Re-appoint Messrs.                                            ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as the Auditors and authorize

the Directors to fix their remuneration

PROPOSAL #6.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 [a] subject to Paragraph [b] below, during the

Relevant Period [as specified] of all the powers of

the Company to purchase shares of the Company

[Shares] and any securities which carry a right to

subscribe for or purchase Shares, subject to and in

accordance with the applicable laws; [b] the total

nominal amount of Shares which may be purchased

pursuant to the approval in Paragraph [a] above shall

 not exceed 10% of the total nominal amount of the

share capital of the Company, and the total number of

 any securities which carry a right to subscribe for

or purchase Shares which may be purchased pursuant to

 the approval in Paragraph [a] above shall not exceed

 10% of such securities of the Company [or any

relevant class thereof], in each case in issue as at

the date of passing of this resolution, and the said

approval shall be limited accordingly; and [Authority

 expires the earlier of the conclusion of the next

AGM of the Company or the expiration of the period

within which the next AGM is to be held by law]

PROPOSAL #7.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 [a] subject to the restriction on discounts and

restriction on refreshment of this mandate as stated

in the Circular to the shareholders of the Company

dated 10 NOV 2009 and subject to Paragraph [b] below,

 during the Relevant Period [as specified] of all the

 powers of the Company to issue, allot and deal with

additional shares of the Company [Shares] and to make

 or grant offers, agreements and options during the

Relevant Period which would or might require Shares

to be issued, allotted or dealt with during or after

the end of the Relevant Period; [b] the total nominal

 amount of additional Shares issued, allotted, dealt

with or agreed conditionally or unconditionally to be

 issued, allotted or dealt with, pursuant to the

approval in Paragraph [a] above, otherwise than

pursuant to [i] a rights issue [as specified below],

or [ii] any option scheme or similar arrangement of

the Company for the granting or issuance of Shares or

 rights to acquire Shares, or [iii] the exercise of

rights of subscription or conversion under the terms

of any warrants issued or to be issued by the Company

 or any securities which are convertible into shares

of the Company, or [iv] any Scrip Dividend Scheme or

similar arrangement providing for the allotment of

Shares in lieu of the whole or part of a dividend on

Shares of the Company in accordance with the Bye-laws

 of the Company, shall not exceed 5% of the total

nominal amount of the share capital of the Company in

 issue as at the date of passing of this resolution;

and [Authority expires the earlier of the conclusion

of the next AGM of the Company or the expiration of

the period within which the next AGM of the Company

is required by the Bye-Laws of the Company or any

applicable laws to be held]

PROPOSAL #8.: Approve and adopt, conditional upon The        ISSUER            YES             FOR                  FOR

 Stock Exchange of Hong Kong Limited granting the

approval for the listing of, and permission to deal

in, the shares of the Company [Shares] or any part

thereof to be issued pursuant to the exercise of any

options that may be granted under the share option

scheme [the New Share Option Scheme], the terms and

conditions as specified, the New Share Option Scheme

and all the terms and conditions contained therein;

and authorize the Directors of the Company to grant

options to subscribe for Shares there under and to

allot, issue and deal with any Shares pursuant to the

 exercise of the subscription rights under any

options which may be granted from time to time in

accordance with the terms of the New Share Option

Scheme and to do all such acts as they may in their

absolute discretion consider necessary or expedient

in order to give full effect to the New Share Option

Scheme; and approve, subject to Paragraph [a]

hereinabove, the Share Option Scheme adopted by the

Company on 26 NOV 2001 [the 2001 Share Option

Scheme], to terminate with immediate effect provided

that the options which have been granted and remained

 outstanding and/or committed shall continue to

follow the provisions of the 2001 Share Option Scheme

 and the Rules Governing the Listing of Securities on

 The Stock Exchange of Hong Kong Limited

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FAIRFAX MEDIA LTD, SYDNEY

  TICKER:                  N/A                 CUSIP:   Q37116102

  MEETING DATE:      11/10/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report, the                 ISSUER             NO              N/A                  N/A

Directors' report and the Auditor's report of the

Company and its controlled entities for the FYE 28

JUN 2009

PROPOSAL #2.: Re-elect Mr. Roger Corbett as a                     ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with the Constitution

PROPOSAL #3.: PLEASE NOTE THAT THIS IS A                              ISSUER            YES         AGAINST               FOR

SHAREHOLDERS' PROPOSAL: elect Mr. Steve Harris as a

Director of the Company

PROPOSAL #4.: PLEASE NOTE THAT THIS IS A                              ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: elect Mr. Stephen Mayne as a

Director of the Company

PROPOSAL #5.: PLEASE NOTE THAT THIS IS A                              ISSUER            YES         AGAINST               FOR

SHAREHOLDERS' PROPOSAL: elect Mr. Gerard Noonan as a

Director of the Company

PROPOSAL #6.: Approve the Company's remuneration                ISSUER            YES             FOR                  FOR

report for the FYE 28 JUN 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FAMILYMART CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J13398102

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Expand Business Lines      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Approve Provision of Retirement                     ISSUER            YES         AGAINST           AGAINST

Allowance for Retiring Corporate Officers

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FANUC LTD.

  TICKER:                  N/A                 CUSIP:   J13440102

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES         ABSTAIN           AGAINST

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES         ABSTAIN           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FAST RETAILING CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J1346E100

  MEETING DATE:      11/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                     ISSUER            YES             FOR                  FOR

Revisions Related to Dematerialization of Shares and

the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FLETCHER BUILDING LTD

  TICKER:                  N/A                 CUSIP:   Q3915B105

  MEETING DATE:      11/11/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Hugh Alasdair Fletcher as a            ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #2.: Re-elect Ralph Graham Waters as a                 ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.: Elect Alan Trevor Jackson as a Director        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #4.: Elect Gene Thomas Tilbrook as a                     ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #5.: Authorize the Directors to fix the                ISSUER            YES             FOR                  FOR

remuneration of KPMG as the Auditor for the ensuing

year

PROPOSAL #6.: Approve and ratify the actions of the          ISSUER            YES         ABSTAIN           AGAINST

Directors in connection with the issue of 75,982,000

Fletcher Building Limited ordinary shares on 08 APR

2009 by way of private placement for a total

consideration of NZD 406,503,700, in accordance with

the Listing Rules of the NZSX and the ASX

PROPOSAL #7.: Approve and ratify the actions of the          ISSUER            YES         ABSTAIN           AGAINST

Directors in connection with the issue of 3,447,373

Fletcher Building Limited ordinary shares on 12 MAY

2009 by way of an offer to certain existing

shareholders for a total consideration of NZD

18,443,446, in accordance with the Listing Rules of

the NZSX and ASX

PROPOSAL #8.A: Approve the issuance of 1,707 shares          ISSUER            YES         ABSTAIN           AGAINST

at an issue price of NZD 5.35 each to Mr. P. E. A.

Baines and/or his Associate/s

PROPOSAL #8.B: Approve the issuance of 6,387 shares          ISSUER            YES         ABSTAIN           AGAINST

at an issue price of NZD 5.35 each to Mr. R. S. Deane

 and/or his Associate/s

PROPOSAL #8.C: Approve the issuance of 142,375 shares        ISSUER            YES         ABSTAIN           AGAINST

 at an issue price of NZD 5.35 each to Mr. H. A.

Fletcher and/or his Associate/s

PROPOSAL #8.D: Approve the issuance of 1,362 shares          ISSUER            YES         ABSTAIN           AGAINST

at an issue price of NZD 5.35 each to Sir Dryden

Spring and/or his Associate/s

PROPOSAL #8.E: Approve the issuance of 139,343 shares        ISSUER            YES         ABSTAIN           AGAINST

 at an issue price of NZD 5.35 each to Mr. R. G.

Waters and/or his Associate/s

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FORTESCUE METALS GROUP LTD

  TICKER:                  N/A                 CUSIP:   Q39360104

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt and approve the remuneration                ISSUER            YES             FOR                  FOR

report for the Company and its controlled entities

for the YE 30 JUN 2009

PROPOSAL #2.: Elect Mr. Ian Cumming as a Director of         ISSUER            YES             FOR                  FOR

the Company who resigns from the office of Director

in accordance with Rule 17.3(9) of the Company's

Constitution

PROPOSAL #3.: Elect Mr. Li Xiaowei as a Director of          ISSUER            YES             FOR                  FOR

the Company who resigns from the office of Director

in accordance with Rule 17.3(9) of the Company's

Constitution

PROPOSAL #4.: Re-elect Mr. Herb Elliott as a Director        ISSUER            YES             FOR                  FOR

 of the Company who retires by rotation pursuant to

Rule 17.3(3) of the Company's Constitution

PROPOSAL #5.: Re-elect Mr. Ken Ambrecht as a Director        ISSUER            YES             FOR                  FOR

 of the Company who retires by rotation pursuant to

Rule 17.3(3) of the Company's Constitution

PROPOSAL #6.: Approve, for the purposes of Listing            ISSUER            YES             FOR                  FOR

Rule 10.14 and for all other purposes, the grant of

1,915 Bonus Shares to Mr. Andrew Forrest in

accordance with the Bonus Share Plan and otherwise on

 the terms and conditions as specified

PROPOSAL #7.: Authorize the Directors, for the                   ISSUER            YES             FOR                  FOR

purposes of Listing Rule 7.2 [Exception 9(b)] and for

 all other purposes, to grant Performance Rights and

issue Shares pursuant to those Performance Rights

from time to time upon the terms and conditions

specified in the rules of the Performance Share Plan

[which are specified in Annexure A to the Explanatory

 Statement], as an exception to Listing Rule 7.1

PROPOSAL #8.: Approve, for the purposes of Chapter 2E        ISSUER            YES             FOR                  FOR

 of the Corporations Act, Listing Rule 10.14 and for

all other purposes: the grant of 23,475 Performance

Rights to Mr. Andrew Forrest in accordance with the

Performance Share Plan and otherwise on the terms and

 conditions as specified; and the grant of 113,105

Performance Rights to Mr. Graeme Rowley in accordance

 with the Performance Share Plan and otherwise on the

 terms and conditions as specified; and the grant of

113,105 Performance Rights to Mr. Russell Scrimshaw

in accordance with the Performance Share Plan and

otherwise on the terms and conditions as specified

PROPOSAL #9.: Approve, pursuant to Rule 17.5(1) of            ISSUER            YES             FOR                  FOR

the Constitution and for the purposes of Listing Rule

 10.17 and for all other purposes, increase the

maximum aggregate remuneration payable by the Company

 to the Non-Executive Directors [as a whole] by AUD

250,000 from AUD 750,000 per annum to AUD 1,000,000

per annum with effect from 01 JUL 2009, divided

amongst the Non-Executive Directors in such

proportion and manner as the Directors determine or,

until so determined, equally

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FOSTER'S GROUP LTD

  TICKER:                  N/A                 CUSIP:   Q3944W187

  MEETING DATE:      10/21/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. M G Ould as a Director,            ISSUER            YES             FOR                  FOR

who retires by rotation in accordance with the

Company's constitution

PROPOSAL #2.: Approve that any shares issued under            ISSUER            YES             FOR                  FOR

the Foster's employee share grant plan, the terms of

which are specified, during the 3 years specified the

 date of this meeting be approved as an exception for

 purpose of ASX Listing Rule 7.1

PROPOSAL #3.: Approve the Company acquisition of                ISSUER            YES             FOR                  FOR

rights over a maximum of 343,000 ordinary shares in

the Company by Mr. Ian Johnson, the Chief Executive

Officer, under the Foster's Long Term Incentive Plan

upon the terms as specified

PROPOSAL #4.: Approve the Company acquisition of                ISSUER            YES             FOR                  FOR

rights a maximum 515,400 ordinary shares in the

Company by Mr. Ian Johnson, the Chief Executive

Officer, under the Foster's Long Term Incentive Plan

upon the terms as specified

PROPOSAL #5.: Adopt the remuneration report of the            ISSUER            YES             FOR                  FOR

Company, as specified in the Directors' report, for

the YE 30 JUN 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FOXCONN INTL HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G36550104

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited consolidated                   ISSUER            YES             FOR                  FOR

financial statements of the Company and its

subsidiaries for the YE 31 DEC 2009 together with the

 reports of the Directors and the Independent Auditor

PROPOSAL #2.: Re-elect Mr. Lee Jin Ming as a Director        ISSUER            YES             FOR                  FOR

 and authorize the Board of Directors of the Company

to fix his remuneration

PROPOSAL #3.: Re-elect Mr. Chih Yu Yang as a Director        ISSUER            YES             FOR                  FOR

 and authorize the Board of Directors of the Company

to fix his remuneration

PROPOSAL #4.: Appointment of Mr. Lee Jer Sheng as a          ISSUER            YES             FOR                  FOR

Director and authorize the Board of Directors of the

Company to fix his remuneration

PROPOSAL #5.: Re-appoint Deloitte Touche Tohmatsu as         ISSUER            YES             FOR                  FOR

the Auditors of the Company and authorize the Board

of Directors of the Company to fix their remuneration

PROPOSAL #6.: Authorize the Directors to purchase              ISSUER            YES             FOR                  FOR

shares of the Company in accordance with Ordinary

Resolution (6) as set out in the notice of the meeting

PROPOSAL #7.: Authorize the Directors to allot, issue        ISSUER            YES             FOR                  FOR

 and deal with additional shares of the Company in

accordance with Ordinary Resolution (7) as set out in

 the notice of the meeting

PROPOSAL #8.: Authorize the Directors to allot, issue        ISSUER            YES             FOR                  FOR

 and deal with additional shares of the Company in

accordance with Ordinary Resolution (8) as set out in

 the notice of the meeting

PROPOSAL #9.: Authorize the Directors to allot, issue        ISSUER            YES             FOR                  FOR

 and deal with additional shares of the Company under

 the share scheme of the Company in accordance with

Ordinary Resolution (9) as set out in the notice of

the meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FRASER & NEAVE LTD

  TICKER:                  N/A                 CUSIP:   Y2642C155

  MEETING DATE:      1/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the report of the                ISSUER            YES             FOR                  FOR

Directors and audited financial statements for the YE

 30 SEP 2009

PROPOSAL #2: Approve a final tax-exempt dividend of          ISSUER            YES             FOR                  FOR

10.5 cents per share in respect of the YE 30 SEP 2009

PROPOSAL #3.a: Re-appoint Mr. Timothy Chia Chee Ming         ISSUER            YES             FOR                  FOR

as a Director of the Company, who retires by rotation

PROPOSAL #3.b: Re-appoint Mr. Simon Israel as a                 ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation

PROPOSAL #3.c: Re-appoint Mr. Nicky Tan Ng Kuang as a        ISSUER            YES             FOR                  FOR

 Director of the Company, who retires by rotation

PROPOSAL #4: Approve the Directors' fees of SGD                 ISSUER            YES             FOR                  FOR

2,555,000 payable by the Company for the YE 30 SEP

PROPOSAL #5: Re-appoint the Auditors for the ensuing         ISSUER            YES             FOR                  FOR

year and authorize the Directors to fix their

remuneration

PROPOSAL #6: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to: (a) (i) issue shares in the capital of the

Company ('shares') whether by way of rights or bonus;

 and/or (ii) make or grant offers, agreements or

options (collectively, 'Instruments') that might or

would require shares to be issued, including but not

limited to the creation and issue of (as well as

adjustments to) warrants, debentures or other

instruments convertible into shares, on a pro rata

basis to shareholders of the Company at any time and

upon such terms and conditions and for such purposes

as the Directors may in their absolute discretion

deem fit; and (b) (notwithstanding the authority

conferred by this Resolution may have ceased to be in

 force) issue shares in pursuance of any Instrument

made or granted by the Directors while this

Resolution was in force, provided that: CONTD..

PROPOSAL #7: Authorize the Director of the Company to        ISSUER            YES         AGAINST           AGAINST

 allot and issue from time to time such number of

ordinary shares in the capital of the Company as may

be required to be issued pursuant to the exercise of

options under the Fraser and Neave, Limited

Executives' Share Option Scheme 1999 (the '1999

Scheme'), provided that the aggregate number of

ordinary shares to be issued pursuant to the 1999

Scheme shall not exceed 15% of the total number of

issued ordinary shares in the capital of the Company,

 excluding treasury shares, from time to time

PROPOSAL #8: Authorize the Directors of the Company          ISSUER            YES         AGAINST           AGAINST

to: (a) grant awards in accordance with the

provisions of the F&N Restricted Share Plan (the

'Restricted Share Plan') and/or the F&N Performance

Share Plan (the 'Performance Share Plan'); and (b)

allot and issue such number of ordinary shares in the

 capital of the Company as may be required to be

delivered pursuant to the vesting of awards under the

 Restricted Share Plan and/or the Performance Share

Plan, provided that the aggregate number of new

ordinary shares allotted and issued and/or to be

allotted and issued, when aggregated with existing

ordinary shares in the capital of the Company CONTD..

PROPOSAL #9: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to allot and issue from time to time such number of

ordinary shares in the capital of the Company as may

be required to be allotted and issued pursuant to the

 Fraser and Neave, Limited Scrip Dividend Scheme

PROPOSAL #10: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 for the purposes of Sections 76C and 76E of the

Companies Act, Chapter 50 of Singapore (the

'Companies Act'), to purchase or otherwise acquire

issued ordinary shares in the capital of the Company

(the 'Shares') not exceeding in aggregate the Maximum

 Percentage (as specified), at such price or prices

as may be determined by the Directors from time to

time up to the Maximum Price (as specified), whether

by way of: (i) market purchase(s) on the SGX-ST

transacted through the SGX-ST trading system and/or

any other securities exchange on which the Shares may

 for the time being be listed and quoted ('Other

Exchange'); CONTD..

PROPOSAL #11: To transact any other business which            ISSUER             NO              N/A                  N/A

may properly be brought forward

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUJI ELECTRIC HOLDINGS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J14112106

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Change Official                ISSUER            YES             FOR                  FOR

Company Name to FUJI ELECTRIC CO., LTD., Streamline

Business Lines

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUJI HEAVY INDUSTRIES LTD.

  TICKER:                  N/A                 CUSIP:   J14406136

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUJI MEDIA HOLDINGS,INC.

  TICKER:                  N/A                 CUSIP:   J15477102

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Payment of Bonuses to Corporate        ISSUER            YES             FOR                  FOR

 Officers

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUJIFILM HOLDINGS CORPORATION

  TICKER:                  N/A                 CUSIP:   J14208102

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Renewal of Countermeasures to          ISSUER            YES         AGAINST           AGAINST

Large-Scale Acquisitions of the Company's Shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUJITSU LIMITED

  TICKER:                  N/A                 CUSIP:   J15708159

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve Payment of Bonuses to Corporate        ISSUER            YES         AGAINST           AGAINST

 Officers

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUKUOKA FINANCIAL GROUP,INC.

  TICKER:                  N/A                 CUSIP:   J17129107

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Substitute Corporate Auditor        ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Substitute Corporate Auditor        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.3: Appoint a Substitute Corporate Auditor        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FURUKAWA ELECTRIC CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J16464117

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Amend the Compensation to be received          ISSUER            YES             FOR                  FOR

by Corporate Auditors

PROPOSAL #5.: Approve Renewal of Countermeasures                ISSUER            YES         AGAINST           AGAINST

(Takeover Defense) Against Large-Scale Purchases of

the Company's Shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GENTING SINGAPORE PLC

  TICKER:                  N/A                 CUSIP:   G3825Q102

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited financial         ISSUER            YES             FOR                  FOR

statements for the FYE 31 DEC 2009 and the Directors

and auditors reports thereon

PROPOSAL #2: Approve the payment of Directors fees of        ISSUER            YES             FOR                  FOR

 SGD 492,308 for the FYE 31 DEC 2009

PROPOSAL #3: Re-elect Tan Sri Lim Kok Thay as a                 ISSUER            YES             FOR                  FOR

Director of the Company pursuant to Article 16.4 of

the Articles of Association of the Company

PROPOSAL #4: Re-elect Mr. Tjong Yik Min as a Director        ISSUER            YES             FOR                  FOR

 of the Company pursuant to Article 16.4 of the

Articles of Association of the Company

PROPOSAL #5: Re-appoint Mr. Tan Hee Teck as a                     ISSUER            YES             FOR                  FOR

Director of the Company pursuant to Article 16.3 of

the Articles of Association of the Company

PROPOSAL #6: Re-appoint PricewaterhouseCoopers LLP,          ISSUER            YES             FOR                  FOR

Singapore as the Auditor of the Company and to

authorize the Directors to fix their remuneration

PROPOSAL #7: Authorize the Directors pursuant to rule        ISSUER            YES             FOR                  FOR

 806 of the Listing Manual of the SGX ST to, 1) allot

 and issue shares in the capital of the Company

whether by way of rights, bonus or otherwise, and or,

 ii) make or grant offers, agreements or options that

 might or would require shares to be issued,

including but not limited to the creation and issue

of warrants, debentures or other instruments

convertible into shares, at any time and upon such

terms and conditions and for such purposes and to

such persons as the directors may , in their absolute

 discretion, deem fit and 2) issue shares in

pursuance of any instrument made or granted by the

directors whilst this resolution was in force

provided that a) the aggregate number of shares to be

 issue d pursuant to this resolution does not exceed

PROPOSAL #8: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

issuance of shares at a discount of up to 20% that, a

 subject to and conditional upon the passing of

Ordinary Resolution 7, at any time to issue shares in

 the capital of the Company at an issue price for

each share which shall be determined by the Directors

 in their absolute discretion provided that such

price shall not represent a discount of more than 20%

 to the weighted average price of a share in the

capital of the Company for trades done on the SGX ST;

 and  Authority expires the earlier of conclusion of

the next AGM of the Company or the date by which the

next AGM of the Company is required by law to be held

 or such date as may be determined by the SGX ST

PROPOSAL #9: Approve the renewal of the shareholders         ISSUER            YES             FOR                  FOR

mandate that, for the purposes of Chapter 9 of the

Listing Manual of the SGX ST, for the Company, its

subsidiaries and associated Companies that are

entities at risk, or any of them, to enter into any

of the transactions falling within the types of

interested person transactions with any party who is

of the class of interested persons, provided t hat

such transactions are made on normal commercial terms

 and in accordance with the review procedures for

such interested person transactions, approve this

resolution, unless revoked or varied by the Company

in general meeting, continue in force until the

conclusion of the next AGM of the company, and, CONTD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GOLDEN AGRI-RESOURCES LTD.

  TICKER:                  N/A                 CUSIP:   ADPV11073

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Received and adopt the audited financial        ISSUER            YES             FOR                  FOR

 statements for the YE 31 DEC 2009 together with the

Directors' and the Auditors' reports thereon

PROPOSAL #2: Declare a first and final dividend of            ISSUER            YES             FOR                  FOR

SGD 0.00495 per ordinary share for the YE 31 DEC 2009

PROPOSAL #3: Approve the Directors' fees of SGD                 ISSUER            YES             FOR                  FOR

258,336 for the YE 31 DEC 2009

PROPOSAL #4: Re-elect Mr. Frankle  Djafar  Widjaja as        ISSUER            YES             FOR                  FOR

 a Director, who retires by rotation pursuant to

Article 90 of the Constitution of the Company

PROPOSAL #5: Re-elect Mr. Simon Lim as a Director who        ISSUER            YES             FOR                  FOR

 retires by rotation pursuant to Article 90 of the

Constitution of the Company

PROPOSAL #6: Re-elect Mr. Hong Pian Tee as a Director        ISSUER            YES             FOR                  FOR

 who retires by rotation pursuant to Article 90 of

the Constitution of the Company

PROPOSAL #7: Re-appoint Moore Stephens LLP as the              ISSUER            YES             FOR                  FOR

Auditors and authorize the Directors to fix their

remuneration

PROPOSAL #8: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

pursuant to The Companies Act 2001 of Mauritius and

the Listing Rules of the Singapore Exchange

Securities Trading Limited, to allot and issue

(including the allotment and issue of shares and

convertible securities pursuant to offers, agreements

 or options made or granted by the Company while this

 authority remains in force) or otherwise dispose of

shares in the Company (including making and granting

offers, agreements and options which would or which

might require shares and convertible securities to be

 allotted, issued or otherwise disposed of) at any

time, whether during the continuance of such

authority or thereafter, to such persons, upon such

terms and conditions and for such purposes as the

Directors CONTD.

PROPOSAL #9: Authorize the the Directors of the                 ISSUER            YES             FOR                  FOR

Company, subject to and pursuant to the share issue

mandate in Resolution 8 above being obtained, and

notwithstanding the 50% limit in Resolution 8 above,

that pursuant to The Companies Act 2001 of Mauritius

and in accordance with and subject to the

requirements of the Singapore Exchange Securities

Trading Limited, to allot and issue shares in the

Company at any time by way of a pro-rata renounceable

 rights issue to shareholders of the Company upon

such terms and conditions and for such purposes as

the Directors may in their absolute discretion deem

fit provided that the aggregate number of shares to

be issued pursuant to this Resolution shall not

exceed 100% of the issued share capital of the

Company (excluding treasury shares) at the date of

PROPOSAL #10: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 subject to and pursuant to the share issue mandate

in Resolution 8 above being obtained, to allot and

issue new shares on a non pro-rata basis at an issue

price per new share which shall be determined by the

Directors in their absolute discretion provided that

such price shall not represent more than 20% discount

 to the weighted average price per share determined

in accordance with the requirements of the Singapore

Exchange Securities Trading Limited

PROPOSAL #11: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

of all the powers of the Company, for the purposes of

 The Companies Act 2001 of Mauritius (the Act), to

purchase or otherwise acquire ordinary shares

(Shares) in the issued share capital of the Company

not exceeding in aggregate the Prescribed Limit (as

specified), at such price or price as may be

determined by the Directors from time to time up to

the Maximum Price (as specified), whether by way of:

market purchases (each a Market Purchase) on the

Singapore Exchange Securities Trading Limited (SGX-

ST); and/or off-market purchases (each an Off-Market

Purchase) effected in accordance with any equal

access schemes as may be determined or formulated by

the Directors as they consider fit, which schemes

shall satisfy all the conditions prescribed by the

Act, and otherwise in accordance with all other laws,

 regulations and rules of the SGX-ST as may for the

time CONTD.

PROPOSAL #12: Approve that pursuant to Chapter 9 of          ISSUER            YES             FOR                  FOR

the Listing Manual of the Singapore Exchange

Securities Trading Limited, approval be given to the

Company, its subsidiaries and associated companies

that are not listed on the Singapore Exchange

Securities Trading Limited or an approved exchange,

provided that the Company and its subsidiaries (the

Group), or the Group and its interested person(s),

has control over the associated companies, or any of

them to enter into any of the transactions falling

within the types of Interested Person Transactions,

particulars of which are set as specified, with any

CONTD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GOODMAN FIELDER LTD

  TICKER:                  N/A                 CUSIP:   Q4223N112

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial          ISSUER             NO              N/A                  N/A

report and the reports of the Directors and the

Auditor for the FYE 30 JUN 2009

PROPOSAL #2.: Elect Ms. Chris Froggatt, as a Director        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #3.: Adopt the Company's remuneration report        ISSUER            YES             FOR                  FOR

 for the FYE 30 JUN 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GOODMAN GROUP, SYDNEY NSW

  TICKER:                  N/A                 CUSIP:   Q4229W108

  MEETING DATE:      9/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, for all purposes under the              ISSUER            YES             FOR                  FOR

Corporation Act and the Listing Rules, the issue to

Macquarie MSSits and CIC of the specified options in

aggregate: 294,000,000 options at an exercise price

of AUD 0.30 [as adjusted to AUD 0.2464 specified

completion of the August 2009 entitlement offer]; and

 255,300,000 options at an exercise price of AUD 0.40

 [as adjusted to AUD 0.3464 specified completion of

the AUG 2009 entitlement offer], each of which on

such terms as specified

PROPOSAL #2.: Approve, for all purposes under the              ISSUER            YES             FOR                  FOR

Corporation Act and the Listing Rules the issue to

CIC of 5,000 exchangeable Hybrid Securities on such

terms as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GOODMAN GROUP, SYDNEY NSW

  TICKER:                  N/A                 CUSIP:   Q4229W108

  MEETING DATE:      11/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Ian Ferrier as a Director         ISSUER            YES         AGAINST           AGAINST

of Goodman, who retires by rotation in accordance

with the Constitution and the Listing Rules

PROPOSAL #2.: Re-elect Mr. Jim Sloman as a Director          ISSUER            YES         AGAINST           AGAINST

of Goodman, who retires by rotation in accordance

with the Constitution and the Listing Rules

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #S.4: Ratify and approve the issue of                   ISSUER            YES         ABSTAIN           AGAINST

416,947,757 Stapled Securities on 26 AUG 2009 and the

 issue of 9,458,926 Stapled Securities on 16 SEP 2009

 to certain institutional and other sophisticated

investors at AUD 0.40 per Stapled Security, as

specified, for all purposes [including for the

purposes of Listing Rules 7.1 and 7.4 and ASIC Class

Order 05/26]

PROPOSAL #5.: Approve, for all purposes under the              ISSUER            YES             FOR                  FOR

Listing Rules [including for the purposes of Listing

Rule 7.1], the issue of Stapled Securities in

satisfaction of the distributions payable under the

Exchangeable Hybrid Securities issued on 16 OCT 2009

for a period of 13 months from the date of this

approval

PROPOSAL #6.: Approve, for all purposes under the              ISSUER            YES             FOR                  FOR

Listing Rules, the Long Term Incentive Plan [LTIP]

for a period of 3 years from the date of this approval

PROPOSAL #7.: Approve, for all purposes under the              ISSUER            YES         AGAINST           AGAINST

Listing Rules, the grant of up to 8,000,000

Performance Rights at any time until the second

anniversary of this approval, to Mr. Gregory Goodman

on such terms as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GPT GROUP

  TICKER:                  N/A                 CUSIP:   Q4252X106

  MEETING DATE:      5/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Re-elect Ms. Anne McDonald as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who retires in accordance with rule

49 of the Company's Constitution

PROPOSAL #2: Election of Mr. Rob Ferguson as a                   ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3: Election of Mr. Brendan Crotty as a                ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #4: Election of Dr. Eileen Doyle as a                   ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #5: Adopt the remuneration report for the YE        ISSUER            YES             FOR                  FOR

 31 DEC 2009

PROPOSAL #S.6: Approve the amendments to the                       ISSUER            YES             FOR                  FOR

Constitution as set out in the Explanatory Memorandum

 to this notice of the meeting

PROPOSAL #S.7: Approve the amendments to the Trust            ISSUER            YES             FOR                  FOR

Deed as set out in the Explanatory Memorandum to this

 notice of the meeting

PROPOSAL #8: Approve, subject to Unitholders passing         ISSUER            YES             FOR                  FOR

Resolution 9 below, for the purposes of Section 254H

of the Corporations Act and for all other purposes,

to consolidate the issued capital of the Company on

the basis that every 5 shares be consolidated into 1

share, and authorize the Directors of the Company,

where this consolidation results in a fraction of a

share being held by a shareholder, under Rule 32 of

the Constitution, to round that fraction up to the

nearest whole share (subject to the Board's

discretions in Rule 32), with the consolidation

taking effect on 19 MAY 2010

PROPOSAL #9: Approve, subject to Securityholders                ISSUER            YES             FOR                  FOR

passing Resolution 8 above, for the purposes of

Clause 3.2 of the Trust Deed and for all other

purposes, that GPT RE Limited shall consolidate the

issued units of the Trust pursuant to Clause 3.2 of

the Trust Deed on the basis that every 5 units be

consolidated into 1 unit, and authorize GPT RE

Limited, where this consolidation results in a

fraction of a unit being held by a unitholder, under

Clause 3.2 of the Trust Deed, to round that fraction

up to the nearest whole unit if the Board of GPT also

 determines to round up the shares in the Company

which are held by that unitholder in its capacity as

a shareholder, with the consolidation taking effect

PROPOSAL #10: Approve and adopt the GPT Group Stapled        ISSUER            YES             FOR                  FOR

 Security Rights Plan (the Plan), as amended in the

manner described in the Explanatory Memorandum to

this Notice of Meeting

PROPOSAL #11: Authorize the Company to grant to the          ISSUER            YES             FOR                  FOR

Company's Chief Executive Officer and Managing

Director, Mr. Michael Cameron, Performance Rights

under the GPT Group Stapled Security Rights Plan on

the terms set out in the Explanatory Memorandum to

the notice of the meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GS YUASA CORPORATION

  TICKER:                  N/A                 CUSIP:   J1770L109

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HAKUHODO DY HOLDINGS INCORPORATED

  TICKER:                  N/A                 CUSIP:   J19174101

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANG LUNG GROUP LTD

  TICKER:                  N/A                 CUSIP:   Y30148111

  MEETING DATE:      10/20/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the financial                 ISSUER            YES             FOR                  FOR

statements and the reports of the Directors and the

Auditors for the YE 30 JUN 2009

PROPOSAL #2.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.a: Re-elect Ms. Laura Lok Yee Chen as a          ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.b: Re-elect Dr. York Liao as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #3.c: Re-elect Mr. Shang Shing Yin as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.d: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the Directors' fees

PROPOSAL #4.: Re-appoint KPMG as the Auditors of the         ISSUER            YES             FOR                  FOR

Company and authorize the Directors to fix the

Auditors' remuneration

PROPOSAL #5.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 to purchase shares in the capital of the Company,

during the relevant period, the aggregate nominal

amount of shares of the Company which may be

purchased by the Company on the Stock Exchange of

Hong Kong Limited [the Stock Exchange] or any other

stock exchange recognized for this purpose by the

Securities and Futures Commission and The Stock

Exchange under the Hong Kong Code on share

repurchases pursuant to the approval in this

resolution, shall not exceed 10% of the aggregate

nominal amount of the share capital of the Company in

 issue at the date of passing of this resolution; and

 [Authority expires the earlier of the conclusion of

the next meeting of the Company or the expiration of

the period within which the next AGM of the Company

PROPOSAL #6.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 pursuant to Section 57B of the Companies Ordinance,

during the relevant period [as specified in

Resolution 5 in the notice of the Meeting], to allot,

 issue and deal with additional shares in the capital

 of the Company and to allot, issue or grant

securities convertible into shares in the capital of

the Company or options, warrants or similar rights to

 subscribe for any such shares or such convertible

securities and to make or grant offers, agreements

and options, not exceeding the aggregate of: a) 20%

of the aggregate nominal amount of the share capital

of the Company in issue at the date of passing this

resolution plus; b) if the Directors are so

authorized by a separate ordinary resolution of the

shareholders of the Company set out as Resolution 7

in the notice of the meeting, the nominal amount of

share capital repurchased by the Company subsequent

to the passing of this resolution, up to maximum

equivalent to 10% of the aggregate nominal amount of

the share capital of the Company in issue at the date

 of passing of this resolution, otherwise than

pursuant to: i) a rights issue [as specified]; or ii)

 the exercise of rights of subscription or conversion

 under the terms of any warrants issued by the

Company or any securities which are convertible into

the shares of the Company; iii) any Option Scheme or

similar arrangement for the time being adopted for

the grant or issue of shares or rights to acquire

shares of the Company or iv) any scrip dividend or

similar arrangement providing for the allotment of

shares in lieu of the whole or part of a dividend on

shares of the Company in accordance with the Articles

 of Association of the Company; and [Authority

expires the earlier of the conclusion of the next

meeting of the Company or the expiration of the

period within which the next AGM of the Company is to

PROPOSAL #7.: Authorize the Directors of the Company         ISSUER            YES         AGAINST           AGAINST

to exercise the powers of the Company referred in

Resolution No.6 in the notice of the meeting in

respect of the share capital of the Company referred

in such resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANG LUNG PROPERTIES LTD

  TICKER:                  N/A                 CUSIP:   Y30166105

  MEETING DATE:      10/20/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements and reports of the Directors and Auditors

for the YE 30 JUN 2009

PROPOSAL #2.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.A: Re-elect Mr. Ronald Joseph Arculli as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #3.B: Re-elect Ms. Laura Lok Yee Chen as a          ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.C: Re-elect Prof. Pak Wai Liu as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.D: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the Directors' fees

PROPOSAL #4.: Re-appoint KPMG as the Auditors of the         ISSUER            YES             FOR                  FOR

Company and authorize the Directors to fix the

Auditors' remuneration

PROPOSAL #5.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 during the Relevant Period [as specified] of all the

 powers of the Company to purchase shares in the

capital of the Company; the aggregate nominal amount

of shares of the Company which may be purchased by

the Company on The Stock Exchange of Hong Kong

Limited [the Stock Exchange] or on any other Stock

Exchange recognized for this purpose by the

Securities and Futures Commission and the Stock

Exchange under the Hong Kong Code on Share

Repurchases pursuant to the approval in this

resolution above shall not exceed 10% of the

aggregate nominal amount of the share capital of the

Company in issue at the date of passing this

resolution, and the said approval shall be limited

accordingly; [Authority expires the earlier of the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

PROPOSAL #6.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 pursuant to Section 57B of the Companies Ordinance,

during the Relevant Period [as specified in this

Resolution 5 in the notice of the Meeting] of all the

 powers of the Company to allot, issue and deal with

additional shares in the capital of the Company and

to allot, issue or grant securities convertible into

shares in the capital of the Company or options,

warrants or similar rights to subscribe for any such

shares or such convertible securities and to make or

grant offers, agreements and options which might

require the exercise of such powers; and during the

Relevant Period to allot, issue or grant securities

convertible into shares in the capital of the Company

 and to make or grant offers, agreements and options

which might require the exercise of such powers after

 the end of the Relevant Period; the aggregate

nominal amount of share capital allotted or agreed

conditionally or unconditionally to be allotted

[whether pursuant to an option or otherwise] by the

Directors of the Company pursuant to the approval in

this resolution above, otherwise than pursuant to: i)

 a rights issue [as specified], ii) the exercise of

rights of subscription or conversion under the terms

of any warrants issued by the Company or any

securities which are convertible into shares of the

Company, iii) any option scheme or similar

arrangement for the time being adopted for the grant

or issue of shares or rights to acquire shares of the

 Company, or iv) any scrip dividend or similar

arrangement providing for the allotment of shares in

lieu of the whole or part of a dividend on shares of

the Company in accordance with the articles of

association of the Company, shall not exceed the

aggregate of 20% of the aggregate nominal amount of

the share capital of the Company in issue at the date

 of passing this Resolution plus if the Directors are

 so authorized by a separate ordinary resolution of

the shareholders of the Company set out as Resolution

 7 in the notice of the Meeting, the nominal amount

of the share capital of the Company repurchased by

the Company subsequent to the passing of this

resolution, up to a maximum equivalent to 10% of the

aggregate nominal amount of the share capital of the

Company in issue at the date of passing this

resolution, and the said approval shall be limited

accordingly; [Authority expires the earlier of the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

 the Company is required by law to be held]

PROPOSAL #7.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 to exercise the powers of the Company referred in

the resolution set out as Resolution 6 in the notice

of the meeting in respect of the share capital of the

 Company of such resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANG SENG BANK LTD

  TICKER:                  N/A                 CUSIP:   Y30327103

  MEETING DATE:      5/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Audited financial statements        ISSUER            YES             FOR                  FOR

 and the reports of the Directors and the Auditors

for the YE 31 DEC 2009

PROPOSAL #2.a: Re-elect Dr. John C.C. Chan as a                 ISSUER            YES             FOR                  FOR

Director, who retires

PROPOSAL #2.b: Re-elect Mr. William W. Leung as a              ISSUER            YES             FOR                  FOR

Director, who retires

PROPOSAL #2.c: Re-elect Dr. Eric K.C. Li as a                     ISSUER            YES             FOR                  FOR

Director, who retires

PROPOSAL #2.d: Re-elect Dr. Vincent H.S. Lo as a                ISSUER            YES             FOR                  FOR

Director, who retires

PROPOSAL #2.e: Re-elect Mr. Iain J. Mackay as a                 ISSUER            YES             FOR                  FOR

Director, who retires

PROPOSAL #2.f: Re-elect Mrs. Dorothy K.Y.P. Sit as a         ISSUER            YES             FOR                  FOR

Director, who retires

PROPOSAL #3: Re-appoint KPMG as the Auditors and                ISSUER            YES             FOR                  FOR

authorize the Directors of the Company to fix their

remuneration

PROPOSAL #4: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

to purchase shares of the Company during the relevant

 period, not exceeding 10% of the aggregate nominal

amount of the issued share capital on the Stock

Exchange of Hong Kong Limited or any other Stock

Exchange recognized by the Securities and Futures

Commission of Hong Kong and the Stock Exchange of the

 Hong Kong Limited under the Hong Kong Code on share

repurchases;  Authority expires the earlier of the

conclusion of the next AGM or the expiration of the

period within which the next AGM of the Company is

required by the Companies Ordinance to be held

PROPOSAL #5: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

pursuant to Section 57B of the Companies Ordinance,

to allot, issue and deal with additional shares in

the capital of the Company and make or grant offers,

agreements and options during and after the relevant

period, not exceeding where the shares to be allotted

 wholly for cash, 5% and in any event 20% of the

aggregate nominal amount of the share capital of the

Company, otherwise than pursuant to i) a rights

issue; or ii) the exercise of rights of subscription

or conversion under the terms of any warrants issued

by the Company or any securities which are

convertible into shares of the Company; or iii) the

exercise of options or similar arrangement; or iv)

any scrip dividend or similar arrangement; Authority

expires the earlier of the conclusion of the next AGM

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANKYU HANSHIN HOLDINGS,INC.

  TICKER:                  N/A                 CUSIP:   J18439109

  MEETING DATE:      6/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Allow Use of                     ISSUER            YES             FOR                  FOR

Electronic Systems for Public Notifications, Adopt

Reduction of Liability System for Outside Directors

and Outside  Auditors

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HARVEY NORMAN HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   Q4525E117

  MEETING DATE:      11/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Company's financial                     ISSUER            YES             FOR                  FOR

statements, the Directors' declaration and the

Directors' report and independent audit report for

the YE 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report as                   ISSUER            YES             FOR                  FOR

included in the Directors' report for YE 30 JUN 2009

PROPOSAL #3.: Declare a dividend as recommended by            ISSUER            YES             FOR                  FOR

the Board

PROPOSAL #4.A: Re-elect Mr. Gerald Harvey as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation at

the close of the meeting in accordance with Article

63A of the Constitution of the Company

PROPOSAL #4.B: Re-elect Mr. Arthur Bayly Brew as a            ISSUER            YES         AGAINST           AGAINST

Director of the Company, who retires by rotation at

the close of the meeting in accordance with Article

63A of the Constitution of the Company

PROPOSAL #4.C: Re-elect Mr. Chris Mentis as a                     ISSUER            YES         AGAINST           AGAINST

Director of the Company, who retires by rotation at

the close of the meeting in accordance with Article

63A of the Constitution of the Company

PROPOSAL #4.D: Re-elect Mr. Christopher Herbert Brown        ISSUER            YES             FOR                  FOR

 as a Director of the Company, who retires by

rotation at the close of the meeting in accordance

with Article 63A of the Constitution of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HENDERSON LAND DEVELOPMENT CO LTD

  TICKER:                  N/A                 CUSIP:   Y31476107

  MEETING DATE:      12/3/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Re-elect Dr. Lee Shau Kee as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Re-elect Mr. Colin Lam Ko Yin as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Re-elect Mr. John Yip Ying Chee as a          ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #1.4: Re-elect Mr. Alexander Au Siu Kee as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #1.5: Re-elect Madam Fung Lee Woon King as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #1.6: Re-elect Mr. Eddie Lau Yum Chuen as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Re-elect Mr. Leung Hay Man as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.8: Approve the Director's fee at the rate        ISSUER            YES             FOR                  FOR

 of HKD 50,000 per annum for each Director and in the

 case of each Member of the Audit Committee an

additional remuneration at the rate of HKD 250,000

per annum

PROPOSAL #2.: Re-appoint the Auditors and authorize          ISSUER            YES             FOR                  FOR

the Directors to fix their remuneration

PROPOSAL #3.A: Authorize the Directors, during the            ISSUER            YES             FOR                  FOR

Relevant Period [as specified], to repurchase

ordinary shares of HKD 2.00 each in the capital of

the Company on The Stock Exchange of Hong Kong

Limited [Stock Exchange] or on any other Stock

Exchange on which the shares of the Company may be

listed and recognized by the Stock Exchange and the

Securities and Futures Commission for this purpose,

subject to and in accordance with all applicable laws

 and the requirements of the Rules Governing the

Listing of Securities on the Stock Exchange or of any

 other Stock Exchange as amended from time to time;

the aggregate nominal amount of the shares of the

Company to be repurchased pursuant to the approval in

 this resolution, shall not exceed 10% of the

aggregate nominal amount of the share capital of the

Company in issue as at the date of this resolution

and the said approval shall be limited accordingly;

and [Authority expires the earlier of the conclusion

of the next AGM of the Company is required by the

Articles of Association of the Companies or the

Companies Ordinance [Chapter 32 of the laws of Hong

Kong] to be held]

PROPOSAL #3.B: Authorize the Directors, during the            ISSUER            YES         AGAINST           AGAINST

Relevant Period [as specified], to allot, issue and

deal with additional shares of the Company and to

make or grant offers, agreements or options

[including warrants, bonds, debentures, notes and

other securities convertible into shares in the

Company] which would or might require the exercise of

 such powers either during or after the Relevant

Period, provided that the aggregate nominal amount of

 the share capital of the Company to be allotted,

issued and dealt with pursuant to the general mandate

 herein, otherwise than pursuant to: i) a rights

issue [as specified]; or ii) any option scheme or

similar arrangement for the time being adopted for

the grant or issue to the employees of the Company

and/or any of its subsidiaries of shares or rights to

 acquire shares of the Company; or iii) an issue of

shares in the Company upon the exercise of the

subscription rights or conversion rights attaching to

 any warrants or convertible notes which may be

issued by the Company or any of its subsidiaries; or

iv) any scrip dividend pursuant to the Articles of

Association of the Company from time to time, shall

not exceed 20% of the aggregate nominal amount of the

 share capital of the Company in issue as at the date

 of this resolution and the said approval shall be

limited accordingly; and [Authority expires the

earlier of the conclusion of the next AGM of the

Company is required by the Articles of Association of

 the Companies or the Companies Ordinance [Chapter 32

 of the laws of Hong Kong] to be held]

PROPOSAL #3.C: Approve to extend the general mandate         ISSUER            YES         AGAINST           AGAINST

granted to the Directors and for the time being in

force to exercise the powers of the Company to allot,

 issue and deal with any additional shares of the

Company pursuant to Ordinary Resolution 3.B, by the

addition to the aggregate nominal amount of share

capital which may be allotted, issued and dealt with

or agreed conditionally or unconditionally to be

allotted, issued and dealt with by the Directors

pursuant to such general mandate an amount

representing the aggregate nominal amount of the

share capital of the Company repurchased by the

Company pursuant to Ordinary Resolution 3.A, provided

 that such amount does not exceed 10% of the

aggregate nominal amount of the share capital of the

Company at the date of passing this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HENDERSON LAND DEVELOPMENT CO LTD

  TICKER:                  N/A                 CUSIP:   Y31476107

  MEETING DATE:      6/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited accounts and the              ISSUER            YES             FOR                  FOR

reports of the Directors and the Auditors for the 18

months ended 31 DEC 2009

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Re-elect Mr. Lee King Yue as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Re-elect Mr. Li Ning as a Director               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.3: Re-elect Mr. Lee Tat Man as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.4: Re-elect Sir Po-shing Woo as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Re-elect Mr. Gordon Kwong Che Keung as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #3.6: Re-elect Professor Ko Ping Keung as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4: Re-appoint the Auditors and authorize            ISSUER            YES             FOR                  FOR

the Directors to fix their remuneration

PROPOSAL #5.A: Authorize the Directors to repurchase         ISSUER            YES             FOR                  FOR

shares

PROPOSAL #5.B: Authorize the Directors to allot new          ISSUER            YES             FOR                  FOR

shares

PROPOSAL #5.C: Authorize the Directors to allot new          ISSUER            YES             FOR                  FOR

shares equal to the aggregate nominal amount of share

 capital purchased by the Company

PROPOSAL #5.D: Approve to increase the authorized              ISSUER            YES         AGAINST           AGAINST

share capital of HKD 10,000,000,000 and authorize a

Director to execute any documents or to do all acts

in relation thereto

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HENDERSON LAND DEVELOPMENT CO LTD

  TICKER:                  N/A                 CUSIP:   Y31476107

  MEETING DATE:      6/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Bonus Warrants Issue and            ISSUER            YES             FOR                  FOR

the transactions as contemplated thereunder [as

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HINO MOTORS,LTD.

  TICKER:                  N/A                 CUSIP:   433406105

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Allow Board to Authorize Use of Stock            ISSUER            YES             FOR                  FOR

Option Plan

PROPOSAL #4: Approve Purchase of Own Shares                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HIROSE ELECTRIC CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J19782101

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HISAMITSU PHARMACEUTICAL CO.,INC.

  TICKER:                  N/A                 CUSIP:   J20076121

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Director                                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HITACHI CHEMICAL COMPANY,LTD.

  TICKER:                  N/A                 CUSIP:   J20160107

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HITACHI CONSTRUCTION MACHINERY CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J20244109

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HITACHI HIGH-TECHNOLOGIES CORPORATION

  TICKER:                  N/A                 CUSIP:   J20416103

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HITACHI METALS,LTD.

  TICKER:                  N/A                 CUSIP:   J20538112

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HITACHI,LTD.

  TICKER:                  N/A                 CUSIP:   J20454112

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HOKKAIDO ELECTRIC POWER COMPANY,INCORPORATED

  TICKER:                  N/A                 CUSIP:   J21378104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HOKUHOKU FINANCIAL GROUP, INC.

  TICKER:                  N/A                 CUSIP:   J21903109

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Allow Use of                     ISSUER            YES             FOR                  FOR

Electronic Systems for Public Notifications

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Provision of Retirement                     ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors and Retiring

Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HOKURIKU ELECTRIC POWER COMPANY

  TICKER:                  N/A                 CUSIP:   J22050108

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HONDA MOTOR CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J22302111

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.18: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.19: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.20: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve Payment of Bonuses to Corporate        ISSUER            YES             FOR                  FOR

 Officers

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HONG KONG & CHINA GAS LTD

  TICKER:                  N/A                 CUSIP:   Y33370100

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the statement of accounts for            ISSUER            YES             FOR                  FOR

the FYE 31 DEC 2009 and the reports of the Directors

and Auditors thereon

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.I: Re-elect Mr. Leung Hay Man as a                   ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.II: Re-elect Mr. Lee Ka Kit as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.III: Re-elect Mr. James Kwan Yuk Choi as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #3.IV: Re-elect Professor Poon Chung Kwong          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #4: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Auditors and authorize the Directors to fix their

remuneration

PROPOSAL #5: Approve each Director's fee, the                     ISSUER            YES             FOR                  FOR

additional fee for the Chairman and the fee for each

member of the Audit Committee

PROPOSAL #6.I: Approve the issue of Bonus Shares                ISSUER            YES             FOR                  FOR

PROPOSAL #6.II: Approve to renew the general mandate         ISSUER            YES             FOR                  FOR

to the Directors for repurchase of Shares

PROPOSAL #6.III: Approve to renew the general mandate        ISSUER            YES             FOR                  FOR

 to the Directors for the issue of additional Shares

PROPOSAL #6.IV: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

allot, issue or otherwise deal with additional Shares

 equal to the number of Shares repurchased under

Resolution 6(II)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HONG KONG AIRCRAFT ENGINEERING CO HAECO LTD

  TICKER:                  N/A                 CUSIP:   Y29790105

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.a: Re-elect Christopher Dale Pratt as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.b: Re-elect Michelle Low Mei Shuen as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.c: Re-elect Christopher Patrick Gibbs as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #2.d: Re-elect Peter Andre Johansen as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.e: Re-elect Albert Lam Kwong Yu as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.f: Re-elect David Tong Chi Leung as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Auditors and authorize the Directors to fix their

remuneration

PROPOSAL #4: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to make on-market share repurchases within the

meaning of the Code on Share Repurchases , during the

 relevant period, not exceeding 10% of the aggregate

nominal amount of the shares in issue at the date of

passing this resolution;  Authority expires the

earlier of the conclusion of the next AGM of the

Company or the expiration of the period within which

the next AGM is to be held by law

PROPOSAL #5: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to allot, issue and deal with additional shares and

to make or grant offers, agreements and options which

 will or might require the exercise of such powers

during or after the end of the relevant period, not

exceeding 20% of the aggregate nominal amount of the

shares in issue at the date of passing this

resolution provided that the aggregate nominal amount

 of the shares so allotted  or so agreed

conditionally or unconditionally to be allotted

pursuant to this resolution wholly for cash shall not

 exceed 5% of the aggregate nominal amount of the

shares in issue at the date of passing this

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HONG KONG EXCHANGES AND CLEARING LTD

  TICKER:                  N/A                 CUSIP:   Y3506N139

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Audited Accounts for the YE         ISSUER            YES             FOR                  FOR

31 December 2009 together with the Reports of the

Directors and the Auditor thereon

PROPOSAL #2: Declare a final dividend of HKD 2.09 per        ISSUER            YES             FOR                  FOR

 share

PROPOSAL #3.a: Election of Mr. John Estmond                        ISSUER            YES             FOR                  FOR

Strickland as a Director

PROPOSAL #3.b: Election of Mr. WONG Sai Hung, Oscar          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #4: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Auditor of HKEx and authorize the Directors to fix

their remuneration

PROPOSAL #5: Authorize the Directors of HKEx to                 ISSUER            YES             FOR                  FOR

exercise during the Relevant Period  as hereinafter

defined  to repurchase shares of HKEx on the Stock

Exchange or on any other stock exchange on which the

shares of HKEx may be listed and which is recognised

by the Securities and Futures Commission and the

Stock Exchange for this purpose, subject to and in

accordance with all applicable laws and/or the

requirements of the Rules Governing the Listing of

Securities on The Stock Exchange of Hong Kong Limited

 or of any other stock exchange as amended from time

to time, provided that the aggregate nominal amount

of shares so purchased shall not exceed 10% of the

PROPOSAL #6.A: Approve to determine, the remuneration        ISSUER            YES             FOR                  FOR

 of HKD 500,000 and HKD 350,000 respectively be

payable to the Chairman and each of the other Non-

Executive Directors of HKEx for the period from the

conclusion of each AGM of HKEx to the conclusion of

the AGM of HKEx to be held in the immediately

following year, provided that such remuneration be

payable in proportion to the period of service in the

 case of a Director who has not served the entire

PROPOSAL #6.B: Approve to determine, in addition to          ISSUER            YES             FOR                  FOR

the remuneration of HKD 50,000, an attendance fee of

HKD 2,500 per meeting be payable to the Chairman and

every member  excluding executive Director  of the

Executive Committee, Audit Committee, Remuneration

Committee and Investment Advisory Committee of HKEx

for the period from the conclusion of each AGM of

HKEx to the conclusion of the AGM of HKEx to be held

in the immediately following year, provided that such

 remuneration be payable in proportion to the period

of service in the case of a committee member who has

not served the entire period

PROPOSAL #S.7: Amend the Articles 90(1), 90(1A),                ISSUER            YES         AGAINST           AGAINST

90(2)Article 93, 102, 108(1), 139(3), 142(1), 146,

157 of the Articles of Association of HKEx be deleted

 in their entirety and replaced by the following: as

specified, subject to the written approval of the

Securities and Futures Commission pursuant to Section

 67 of the Securities and Futures Ordinance, the

Articles of Association of HKEx

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HONGKONG ELECTRIC HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   Y33549117

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 and the reports of the Directors and Auditor for the

 YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.i: Election of Mr. Lee Lan Yee, Francis          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #3.ii: Election of Mr. Frank John Sixt as a         ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #4: Re-appoint KPMG as the Auditor of the            ISSUER            YES             FOR                  FOR

Company and authorize the Directors to fix the

Auditor's remuneration

PROPOSAL #5: Authorize the Directors, during and                ISSUER            YES             FOR                  FOR

after the relevant period, to issue and dispose of

additional shares of the Company not exceeding 20% of

 the existing issued share capital of the Company,

and grant offers or options  including bonds and

debentures convertible into shares of the Company ;

Authority expires the earlier of the conclusion of

the next AGM of the Company or the expiration of the

period within which the next AGM is required by law

to be held

PROPOSAL #6: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

to repurchase shares of HKD 1.00 each in the issued

capital of the Company during the relevant period, in

 accordance with all applicable laws and requirements

 of the Rules Governing the Listing of Securities on

the Stock Exchange of Hong Kong Limited as amended

from time to time, not exceeding 10% of the aggregate

 nominal amount of the issued share capital of the

Company at the date of this resolution; Authority

expires the earlier of the conclusion of the next AGM

 of the Company or the expiration of the period

within which the next AGM is required by law to be

PROPOSAL #7: Approve to extend the general mandate            ISSUER            YES             FOR                  FOR

granted to the Directors to issue and dispose of

additional shares pursuant to Resolution 5 set out in

 the notice convening this meeting by the addition

thereto of an amount representing the aggregate

nominal amount of the share capital of the Company

repurchased by the Company under the authority

granted pursuant to Resolution 6 as specified,

provided that such amount shall not exceed 10% of the

 aggregate nominal amount of the issued share capital

 of the Company as at the date of the said Resolution

PROPOSAL #S.8: Amend the Articles of Association of          ISSUER            YES             FOR                  FOR

the Company be altered by deleting the last sentence

in Article 99 and substituting therefor the following

 sentence as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HOPEWELL HLDGS LTD

  TICKER:                  N/A                 CUSIP:   Y37129163

  MEETING DATE:      10/13/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the audited                   ISSUER            YES             FOR                  FOR

consolidated financial statements and the report of

the Directors and Independent Auditor's report for

the YE 30 JUN 2009

PROPOSAL #2.: Approve the recommended final dividend         ISSUER            YES             FOR                  FOR

of HKD 58 cents per share

PROPOSAL #3.A.1: Re-elect Mr. Eddie Ping Chang HO as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #3.A.2: Re-elect Mr. Albert Kam Yin YEUNG as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #3.A.3: Re-elect Mr. Eddie Wing Chuen HO              ISSUER            YES         AGAINST           AGAINST

Junior as a Director

PROPOSAL #3.A.4: Re-elect Ir. Leo Kwok Kee LEUNG as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.B: Approve to resolve not to fill up the         ISSUER            YES             FOR                  FOR

vacated office resulting from the retirement of Mr.

David Yau-gay LUI as a Director

PROPOSAL #3.C: Approve to fix the Directors' fees               ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-appoint Messrs. Deloitte Touche                ISSUER            YES             FOR                  FOR

Tohmatsu as the Auditor and authorize the Directors

to fix their remuneration

PROPOSAL #5.A: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to repurchase shares on The Stock Exchange of Hong

Kong Limited [the Stock Exchange] or on any other

Stock Exchange on which the shares of the Company may

 be listed and which is recognized by the Securities

and Futures Commission of Hong Kong and the Stock

Exchange for this purposes, subject to and in

accordance with all applicable laws and the

requirements of the Rules Governing the Listing of

Securities on the Stock Exchange or of any other

stock exchange as amended from time to time, not

exceeding 10% of the aggregate nominal amount of the

issued share capital of the Company as at the date of

 the passing of this resolution; [Authority expires

the earlier of the conclusion of the next AGM of the

Company or the expiration of the period within which

the next AGM of the Company is required by law to be

held]

PROPOSAL #5.B: Authorize the Directors of the Company        ISSUER            YES         AGAINST           AGAINST

 to allot, issue and deal with additional shares of

the Company and to make or grant offers, agreements

or options [including warrants, bonds, debentures,

notes and other securities which carry rights to

subscribe for or are convertible into shares of the

Company] during and after the relevant period, not

exceeding 20% of the aggregate nominal amount of the

issued share capital of the Company, pursuant to this

 resolution [otherwise than as scrip dividends

pursuant to the Articles of Association of the

Company from time to time or pursuant to a rights

issue [as specified] or pursuant to the exercise of

any rights of subscription or conversion under any

existing warrants, bonds, debentures, notes and other

 securities issued by the Company or any share option

 scheme]; [Authority expires the earlier of the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

 the Company is required by law to be held]

PROPOSAL #5.C: Approve to extend the general mandate         ISSUER            YES         AGAINST           AGAINST

granted to the Directors to allot shares pursuant to

Resolution 5.B by the addition thereto of an amount

representing the aggregate nominal amount of the

share capital of the Company repurchased by the

Company under the authority granted pursuant to

Resolution 5.A as specified, provided that such

extended amount shall not exceed 10% of the aggregate

 nominal amount of the share capital of the Company

in issue as at the date of passing this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HOYA CORPORATION

  TICKER:                  N/A                 CUSIP:   J22848105

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Authorize Use of Stock Options, and                ISSUER            YES             FOR                  FOR

Allow Board to Authorize Use of Stock Option Plan

PROPOSAL #3.1: Shareholder's Proposal: Appoint a                ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #3.2: Shareholder's Proposal: Appoint a                ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #3.3: Shareholder's Proposal: Appoint a                ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #3.4: Shareholder's Proposal: Appoint a                ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #3.5: Shareholder's Proposal: Appoint a                ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #3.6: Shareholder's Proposal: Appoint a                ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #3.7: Shareholder's Proposal: Appoint a                ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #3.8: Shareholder's Proposal: Appoint a                ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #3.9: Shareholder's Proposal: Appoint a                ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #4: Shareholder's Proposal: Amend Articles          ISSUER            YES             FOR               AGAINST

to Increase the Number of Characters for the Amount

of Explanatory Text Permitted for Shareholder

Propositions to 4,000 chrs.

PROPOSAL #5: Shareholder's Proposal: Amend Articles          ISSUER            YES         AGAINST               FOR

to Allow Secret ballots

PROPOSAL #6: Shareholder's Proposal: Amend Articles          ISSUER            YES         AGAINST               FOR

to Restrict the Number of Corporate Insiders' Seats

on the Board of Directors

PROPOSAL #7: Shareholder's Proposal: Amend Articles          ISSUER            YES         AGAINST               FOR

to Eliminate Articles Related to Rejecting Cumulative

 Votes

PROPOSAL #8: Shareholder's Proposal: Amend Articles          ISSUER            YES         AGAINST               FOR

to Prohibit Interlocking Directors

PROPOSAL #9: Shareholder's Proposal: Amend Articles          ISSUER            YES         AGAINST               FOR

to Restrict the Number of Positions Assumed by

Outside Directors at Other companies

PROPOSAL #10: Shareholder's Proposal: Amend Articles         ISSUER            YES         AGAINST               FOR

to Restrict the Number of Times that an Outside

Director May be Reappointed to 10

PROPOSAL #11: Shareholder's Proposal: Amend Articles         ISSUER            YES         AGAINST               FOR

to Disclose Remuneration to Directors Who Have

PROPOSAL #12: Shareholder's Proposal: Amend Articles         ISSUER            YES             FOR               AGAINST

to Obligate the Company to Hold Meetings not

Involving Executive Officers

PROPOSAL #13: Shareholder's Proposal: Amend Articles         ISSUER            YES         AGAINST               FOR

to Obligate the Company to Create Guidelines Defining

 Independent Directors

PROPOSAL #14: Shareholder's Proposal: Amend Articles         ISSUER            YES             FOR               AGAINST

to Disclose Remunerations to Directors and Corporate

Officers Individually

PROPOSAL #15: Shareholder's Proposal: Amend Articles         ISSUER            YES         AGAINST               FOR

to Disclose Positions at Public-Interest Corporations

 Held By Director Candidates

PROPOSAL #16: Shareholder's Proposal: Amend Articles         ISSUER            YES             FOR               AGAINST

to Require Prior notice of Shares to be Sold By

Directors and their Families and Disclose it to

Shareholders

PROPOSAL #17: Shareholder's Proposal: Amend Articles         ISSUER            YES             FOR               AGAINST

to Prohibit hedging by Stock Option Holders

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUTCHISON WHAMPOA LTD, HONG KONG

  TICKER:                  N/A                 CUSIP:   Y38024108

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the statement of                 ISSUER            YES             FOR                  FOR

audited accounts and reports of the Directors and

Auditor for the YE 31 DEC 2009

PROPOSAL #2: Declare the final dividend                                ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Re-election of Li Tzar Kuoi, Victor as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #3.2: Re-election of Frank John Sixt as a            ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.3: Re-election of Michael David Kadoorie         ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #3.4: Re-election of George Colin Magnus as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #3.5: Re-election of Margaret Leung Ko May          ISSUER            YES         AGAINST           AGAINST

Yee as a Director

PROPOSAL #4: Appointment of the Auditor and authorize        ISSUER            YES             FOR                  FOR

 the Directors to fix the Auditor's remuneration

PROPOSAL #5.1: Approve to give a general mandate to          ISSUER            YES             FOR                  FOR

the Directors to issue additional shares

PROPOSAL #5.2: Approve the purchase by the Company of        ISSUER            YES             FOR                  FOR

 its own shares

PROPOSAL #5.3: Approve to extend the general mandate         ISSUER            YES             FOR                  FOR

in Ordinary Resolution 5.1

PROPOSAL #6: Approve the entering into of the CKH              ISSUER            YES             FOR                  FOR

Master Agreement and to empower the Directors to

approve acquisition of CKH Connected Debt Securities

subject to and in accordance with the prescribed

terms and conditions

PROPOSAL #7: Approve the entering into of the HSE              ISSUER            YES             FOR                  FOR

Master Agreement and to empower the Directors to

approve acquisition of HSE Connected Debt Securities

subject to and in accordance with the prescribed

terms and conditions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HYSAN DEVELOPMENT CO LTD

  TICKER:                  N/A                 CUSIP:   Y38203124

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the statement of accounts for            ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009 together with the reports of

Directors and Auditor thereon

PROPOSAL #2: Declare a final dividend (together with         ISSUER            YES             FOR                  FOR

a scrip alternative) for the YE 31 DEC 2009

PROPOSAL #3I: Re-elect Sir David Akers-Jones as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3II: Re-elect Mr. Gerry Lui Fai Yim as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3III: Re-elect Mr. Nicholas Charles Allen          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #3IV: Re-elect Mr. Philip Yan Hok Fan as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3V: Re-elect Mr. Anthony Hsien Pin Lee as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3VI: Re-elect Mr. Chien Lee as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #3VII: Re-elect Mr. Michael Tze Hau Lee as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3VIII: Re-elect Mr. Joseph Chung Yin Poon          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #3IX: Re-elect Ms. Wendy Wen Yee Yung as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4: Approve the annual Director fee payable         ISSUER            YES             FOR                  FOR

to the Independent Non-Executive Chairman

PROPOSAL #5: Re-appoint Messrs. Deloitte Touche                 ISSUER            YES             FOR                  FOR

Tohmatsu as the Auditor of the Company at a fee to be

 agreed by the Directors

PROPOSAL #6: Authorize the Directors to issue and              ISSUER            YES             FOR                  FOR

dispose of additional shares in the Company not

exceeding 10% where the shares are to be allotted

wholly for cash, and in any event 20%, of its issued

share capital

PROPOSAL #7: Authorize the Directors to repurchase            ISSUER            YES             FOR                  FOR

shares in the Company not exceeding 10% of its issued

 share capital

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IBIDEN CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J23059116

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve Issuance of Share Acquisition          ISSUER            YES             FOR                  FOR

Rights as Stock Options

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IDEMITSU KOSAN CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J2388K103

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint Accounting Auditors                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IHI CORPORATION

  TICKER:                  N/A                 CUSIP:   J2398N105

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INCITEC PIVOT LTD

  TICKER:                  N/A                 CUSIP:   Q4887E101

  MEETING DATE:      12/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Graham Smorgon as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with the Company's Constitution

PROPOSAL #2.: Re-elect Mr. Anthony Larkin as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with the Company's Constitution

PROPOSAL #3.: Approve the grant of performance rights        ISSUER            YES             FOR                  FOR

 under the Incitec Pivot Performance Rights Plan to

the Managing Director & Chief Executive Officer, Mr.

James Fazzino, as specified

PROPOSAL #4.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

Company [included in the Directors' report] for the

YE 30 SEP 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INPEX CORPORATION

  TICKER:                  N/A                 CUSIP:   J2467E101

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend the Articles of Incorporation               ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.: Approve Payment of Bonuses to Corporate        ISSUER            YES             FOR                  FOR

 Officers

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INSURANCE AUSTRALIA GROUP LTD

  TICKER:                  N/A                 CUSIP:   Q49361100

  MEETING DATE:      11/10/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Yasmin Allen as a Director,            ISSUER            YES             FOR                  FOR

who retires by  rotation in accordance with the

Company's Constitution

PROPOSAL #2.: Re-elect Phillip Colebatch as a                     ISSUER            YES             FOR                  FOR

Director, who retires by  rotation in accordance with

 the Company's Constitution

PROPOSAL #3.: Approve, for the purposes of ASX                   ISSUER            YES             FOR                  FOR

Listing Rule 7.4, to issue shares by IAG as specified

PROPOSAL #4.: Adopt the Company's remuneration report        ISSUER            YES             FOR                  FOR

 for the FYE 30 JUN 2009

PROPOSAL #5.: Approve to allocate: a) Deferred Award         ISSUER            YES             FOR                  FOR

Rights and b) Executive Performance Rights to Mr.

Wilkins, the Managing Director and Chief Executive

Officer of the Company for the FYE 30 JUN 2010, 2011

and 2012 as specified and in accordance with the

Deferred Award Rights terms and Executive Performance

 Rights terms

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ISETAN MITSUKOSHI HOLDINGS LTD.

  TICKER:                  N/A                 CUSIP:   J25038100

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend the Articles of Incorporation               ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ISUZU MOTORS LIMITED

  TICKER:                  N/A                 CUSIP:   J24994105

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ITO EN,LTD.

  TICKER:                  N/A                 CUSIP:   J25027103

  MEETING DATE:      7/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Approve Minor                     ISSUER            YES         AGAINST           AGAINST

Revisions Related to Dematerialization of Shares and

the other Updated Laws and Regulations, Allow Board

to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ITOCHU CORPORATION

  TICKER:                  N/A                 CUSIP:   J2501P104

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend the Articles of Incorporation               ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ITOCHU TECHNO-SOLUTIONS CORPORATION

  TICKER:                  N/A                 CUSIP:   J25022104

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  J.FRONT RETAILING CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J28711109

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Payment of Bonuses to Corporate        ISSUER            YES             FOR                  FOR

 Officers

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JAFCO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J25832106

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JAMES HARDIE INDUSTRIES NV

  TICKER:                  N/A                 CUSIP:   N4723D104

  MEETING DATE:      8/21/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt and receive the Dutch annual                ISSUER             NO              N/A                  N/A

accounts and annual reports of the Company for the YE

 31 MAR 2009 published in the English language

PROPOSAL #2.: Adopt the remuneration report of the            ISSUER             NO              N/A                  N/A

Company for the YE 31 MAR 2009

PROPOSAL #3.a: Re-elect Mr. B. Anderson as a Joint            ISSUER             NO              N/A                  N/A

and Supervisory Board Director, who would otherwise

cease to hold office on 07 FEB 2010

PROPOSAL #3.b: Re-elect Mr. M. Hammes as a Joint and         ISSUER             NO              N/A                  N/A

Supervisory Board Director, who would otherwise cease

 to hold office on 07 FEB 2010

PROPOSAL #3.c: Re-elect Mr. D. McGauchie a Joint and         ISSUER             NO              N/A                  N/A

Supervisory Board Director, who would otherwise cease

 to hold office immediately following this AGM

PROPOSAL #3.d: Re-elect Mr. R van der Meer as a Joint        ISSUER             NO              N/A                  N/A

 and Supervisory Board Director, who would otherwise

cease to hold office on 07 FEB 2010

PROPOSAL #3.e: Re-elect Mr.J. Osborne as a Joint and         ISSUER             NO              N/A                  N/A

Supervisory Board Director, who would other wise

cease to hold office immediately following this AGM

PROPOSAL #4.: Approve, for all purposes for the                 ISSUER             NO              N/A                  N/A

participation in the SBSP by Mr. J. Osborne in

accordance with the terms of the SBSP and on the

basis as specified

PROPOSAL #5.: Approve, for all purposes for the                 ISSUER             NO              N/A                  N/A

continued operation of the James Hardie Industries NV

 Long Term Incentive Plan 2006 [LTIP] [as amended] to

 provide incentives for Managing Board Directors and

employees of the Company in accordance with the terms

 of the LTIP and on the basis as specified

PROPOSAL #6.a: Approve, for all purposes, the award          ISSUER             NO              N/A                  N/A

to Mr. L. Gries of up to a Maximum of 736,207

relative TSR RSUs, and his acquisitions of relative

TSR RSUs and shares up to that stated maximum

PROPOSAL #6.b: Approve, for all purposes, the award          ISSUER             NO              N/A                  N/A

to Mr. R. Chenu of up to a Maximum of 143,151

relative TSR RSUs, and his acquisitions of relative

TSR RSUs and shares up to that stated maximum

PROPOSAL #6.c: Approve, for all purposes, the award          ISSUER             NO              N/A                  N/A

to Mr. R. Cox of up to a Maximum of 204,502 relative

TSR RSUs, and his acquisitions of relative TSR RSUs

and shares up to that stated maximum

PROPOSAL #7.a: Approve, for all purposes, the award          ISSUER             NO              N/A                  N/A

to Mr. L. Gries of up to maximum of 827,143 Executive

 Incentive Program RSUs, and his acquisition of

Executive Incentive Program RSUs and shares up to

that stated maximum

PROPOSAL #7.b: Approve, for all purposes, the award          ISSUER             NO              N/A                  N/A

to Mr. R. Chenu of up to maximum of 160,833 Executive

 Incentive Program RSUs and his acquisition of

Executive Incentive Program RSUs and shares up to

that stated maximum

PROPOSAL #7.c: Approve, for all purposes, the award          ISSUER             NO              N/A                  N/A

to Mr. R. Cox of up to maximum of 229,762 Executive

Incentive Program RSUs, and his acquisition of

Executive Incentive Program RSUs and shares up to

that stated maximum

PROPOSAL #8.a: Approve, for all purposes, the award          ISSUER             NO              N/A                  N/A

to Mr. L. Gries up to a maximum of 691,200

performance shares, and his acquisition of

performance shares and shares up to that maximum

PROPOSAL #8.b: Approve, for all purposes, the award          ISSUER             NO              N/A                  N/A

to Mr. R. Chenu up to a maximum of 87,849 performance

 shares, and his acquisition of performance shares

and shares up to that maximum

PROPOSAL #8.c: Approve, for all purposes, the award          ISSUER             NO              N/A                  N/A

to Mr. R. Cox up to a maximum of 212,817 performance

shares, and his acquisition of performance shares and

 shares up to that maximum

PROPOSAL #9.: Authorize the Managing Board to cause          ISSUER             NO              N/A                  N/A

the Company to acquire, subject to the Joint or

Supervisory Board [as appropriate], shares in the

Capital of the Company for valuable consideration

with in the price range as specified for an 18-month

period ending on 21 FEB 2011 whether as an on or off

financial market purchase and up to the maximum

number of shares permitted by applicable law

PROPOSAL #10.: Approve to reduce the issued shares            ISSUER             NO              N/A                  N/A

capital of the Company, by canceling all shares

repurchased or to be repurchased by the Company under

 any share repurchase program, the exact number of

which to be determined by the Managing Board up to

maximum of 10% of the issued share capital of the

Company as at 21 AUG 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JAMES HARDIE INDUSTRIES NV

  TICKER:                  N/A                 CUSIP:   N4723D104

  MEETING DATE:      8/21/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the transformation to a Dutch          ISSUER             NO              N/A                  N/A

SE Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JAMES HARDIE INDUSTRIES SE, DUBLIN

  TICKER:                  N/A                 CUSIP:   N4723D104

  MEETING DATE:      6/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve in relation to stage 2 of this        ISSUER            YES             FOR                  FOR

 resolution  a  the Company implement stage 2 of this

 resolution described in the Explanatory Memorandum

as a result of which the Company will transfer its

corporate domicile from the Netherlands to Ireland;

b  adopt the Company Memorandum and Articles of

Association of Irish SE referred to in the

Explanatory Memorandum  and included as an exhibit

tot eh registration statements of which the

Explanatory Memorandum forms a part  and which are

tabled at the meeting and initialed by the Chairman

for the purposes of identification subject to the

condition precedent of registration with the

Companies Registration Office in Ireland;  c

authorize the Director of the Company or any partner

of the Company's Dutch legal advisor from time to

PROPOSAL #CONT: CONT to apply for the required                   ISSUER             NO              N/A                  N/A

ministerial declaration of no-objection of the Dutch

Ministry of Justice in connection with the amendments

 made to the Articles of Association as required

under Dutch Law;  d  authorize the Director of the

Company or any partner of the Company's Irish legal

advisor, Arthur Cox, to set off the amount at the

expense of share premium and retained earnings;

ratify and approve the execution of any deed,

  agreement or other document contemplated by stage 2

 of the proposal as        described in the

Explanatory Memorandum or which is necessary or

desirable to give effect to stage 2 of the proposal

on behalf of the Company or any        relevant group

PROPOSAL #CONT: CONT  g  appointment of any Managing         ISSUER             NO              N/A                  N/A

Director in accordance with the Company's Articles of

 Association in all matters concern the Company or

another group Company, and notwithstanding that the

Director may at the same time also be a Director of

any other group Company; and  h  ratify and approve

the actions of one or more Directors relating to

stage 2 proposal up to the date of this meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JAPAN PETROLEUM EXPLORATION CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J2740Q103

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors

PROPOSAL #5: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JAPAN PRIME REALTY INVESTMENT CORP, TOKYO

  TICKER:                  N/A                 CUSIP:   J2741H102

  MEETING DATE:      9/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                     ISSUER            YES         AGAINST           AGAINST

Revisions Related to Dematerialization of Shares and

the other Updated Laws and Regulations, Allow Board

to Make Rules Governing Exercise of Investors'

Rights, Expand Investment Lines

PROPOSAL #2: Appoint an Executive Director                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Executive                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.1: Appoint a Supervisory Director                      ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Supervisory Director                      ISSUER            YES             FOR                  FOR

PROPOSAL #5: Appoint a Supplementary Supervisory                ISSUER            YES             FOR                  FOR

Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JAPAN RETAIL FUND INVESTMENT CORPORATION

  TICKER:                  N/A                 CUSIP:   J27544105

  MEETING DATE:      1/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                     ISSUER            YES             FOR                  FOR

Revisions Related to Dematerialization of Shares and

the other Updated Laws and Regulations, Increase

Authorized Capital to 8M units, Specify Term of

Office of Directors to Two Years

PROPOSAL #2: Appoint an Executive Director                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Supervisory Director                      ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Supervisory Director                      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Executive                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5: Appoint a Supplementary Supervisory                ISSUER            YES             FOR                  FOR

Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JAPAN TOBACCO INC.

  TICKER:                  N/A                 CUSIP:   J27869106

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JARDINE CYCLE & CARRIAGE LTD

  TICKER:                  N/A                 CUSIP:   Y43703100

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited accounts          ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009 together with the reports of

the Directors and Auditors thereon

PROPOSAL #2: Approve the payment of a final 1-tier            ISSUER            YES             FOR                  FOR

tax exempt dividend of USD 0.47 per share for the YE

31 DEC 2009 as recommended by the Directors

PROPOSAL #3: Approve the payment of additional                   ISSUER            YES             FOR                  FOR

Directors' fees of up to SGD 502,000 for the YE 31

DEC 2010

PROPOSAL #4.a: Re-elect Mr. Anthony Nightingale as a         ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Article 94 of the

Articles of Association of the Company

PROPOSAL #4.b: Re-elect Mr. Benjamin Keswick as a              ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Article 94 of the

Articles of Association of the Company

PROPOSAL #4.c: Re-elect Mr. Chiew Sin Cheok as a                ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Article 94 of the

Articles of Association of the Company

PROPOSAL #4.d: Re-elect Mr. Chang See Hiang as a                ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Article 94 of the

Articles of Association of the Company

PROPOSAL #5: Authorize Mr. Boon Yoon Chiang to                   ISSUER            YES             FOR                  FOR

continue to act as a Director of the Company from the

 date of this AGM until the next AGM, pursuant to

Section 153(6) of the Companies Act, Chapter 50

PROPOSAL #6: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Auditors and authorize the Directors to fix their

remuneration

PROPOSAL #7: Transact any other business                              ISSUER             NO              N/A                  N/A

PROPOSAL #8.a: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to: issue shares in the capital of the Company

Shares  whether by way of rights, bonus or otherwise;

 and/or make or grant offers, agreements or options

collectively, Instruments  that might or would

require shares to be issued, including but not

limited to the creation and issue of  as well as

adjustments to  warrants, debentures or other

instruments convertible into shares, at any time and

upon such terms and conditions and for such purposes

and to such persons as the Directors may in their

absolute discretion deem fit; and (b)

notwithstanding the authority conferred by this

Resolution may have ceased to be in force  issue

shares in pursuance of any Instrument made or granted

 by the Directors while this Resolution was in force,

PROPOSAL #8.b: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, for the purposes of Sections 76C and 76E of

the Companies Act, Chapter 50  the Act , to purchase

or otherwise acquire issued ordinary shares in the

capital of the Company  Shares  not exceeding in

aggregate the Prescribed Limit (as specified), at

such price or prices as may be determined by the

Directors from time to time up to the maximum price

whether by way of market purchases  each a Market

Purchase  on the Singapore Exchange Securities

Trading Limited  SGX-ST ; and/or off-market purchases

  each an Off-Market Purchase  effected otherwise

than on the SGX-ST in accordance with any equal

access schemes as may be determined or formulated by

the Directors as they consider fit, which schemes

shall satisfy all the conditions prescribed by the

PROPOSAL #8.c: Authorize for the purposes of Chapter         ISSUER            YES             FOR                  FOR

9 of the Listing Manual  Chapter 9  of the Singapore

Exchange Securities Trading Limited, for the Company,

 its subsidiaries and associated companies that are

considered to be entities at risk under Chapter 9, or

 any of them, to enter into any of the transactions

falling within the types of Interested Person

Transactions described in Appendix B of the Company's

 letter to shareholders dated 09 APR 2010  the Letter

 , with any party who is of the classes of Interested

 Persons described in Appendix B of the Letter,

provided that such transactions are made on normal

commercial terms and in accordance with the review

procedures for Interested Person Transactions  the

General Mandate ; ..CONTD

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JFE HOLDINGS,INC.

  TICKER:                  N/A                 CUSIP:   J2817M100

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JGC CORPORATION

  TICKER:                  N/A                 CUSIP:   J26945105

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Expand Business Lines      ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JS GROUP CORPORATION

  TICKER:                  N/A                 CUSIP:   J2855M103

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JSR CORPORATION

  TICKER:                  N/A                 CUSIP:   J2856K106

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Expand Business Lines      ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Corporate Auditor                             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JTEKT CORPORATION

  TICKER:                  N/A                 CUSIP:   J2946V104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.4: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.5: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JUPITER TELECOMMUNICATIONS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J28710101

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Change Company's                ISSUER            YES             FOR                  FOR

Location to Chiyoda-ku, Tokyo

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.3: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KAJIMA CORPORATION

  TICKER:                  N/A                 CUSIP:   J29223120

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KAMIGUMI CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J29438116

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Increase Auditors              ISSUER            YES             FOR                  FOR

Board Size to 5

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #5: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KANEKA CORPORATION

  TICKER:                  N/A                 CUSIP:   J2975N106

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve Payment of Bonuses to Corporate        ISSUER            YES             FOR                  FOR

 Officers

PROPOSAL #4.: Continuation of Policy for Defending            ISSUER            YES         AGAINST           AGAINST

Against Large-Scale Purchase of the Shares of the

Company (the Takeover Defense Measures)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KANSAI PAINT CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J30255129

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Directors, Approve Payment of Accrued

Benefits associated with Abolition of Retirement

Benefit System for Current Directors and Corporate

PROPOSAL #5: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KAO CORPORATION

  TICKER:                  N/A                 CUSIP:   J30642169

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Delegation to the Meeting of the Board         ISSUER            YES             FOR                  FOR

of Directors of the Company of Determination of

Matters for Offering of Stock Acquisition Rights to

be Issued as Stock Options

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KAWASAKI HEAVY INDUSTRIES,LTD.

  TICKER:                  N/A                 CUSIP:   J31502107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KAWASAKI KISEN KAISHA,LTD.

  TICKER:                  N/A                 CUSIP:   J31588114

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KDDI CORPORATION

  TICKER:                  N/A                 CUSIP:   J31843105

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Expand Business Lines      ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve Payment of Bonuses to Corporate        ISSUER            YES             FOR                  FOR

 Officers

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KEIHIN ELECTRIC EXPRESS RAILWAY CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J32104119

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Retiring Directors and Corporate

PROPOSAL #5: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve Extension of Anti-Takeover                 ISSUER            YES         AGAINST           AGAINST

Defense Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KEIO CORPORATION

  TICKER:                  N/A                 CUSIP:   J32190126

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.18: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Amend the Compensation to be received          ISSUER            YES             FOR                  FOR

by Directors and Corporate Auditors

PROPOSAL #6.: Approve Policy regarding Large-scale            ISSUER            YES         AGAINST           AGAINST

Purchases of Company Shares

PROPOSAL #7.: Amend Articles to: Allow Board to                 ISSUER            YES         AGAINST           AGAINST

Authorize Use of Free Share Purchase Warrants as

Anti-Takeover Defense Measure

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KEISEI ELECTRIC RAILWAY CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J32233108

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                   ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2: Amend Articles to: Allow Use of Treasury        ISSUER            YES             FOR                  FOR

 Shares for Odd-Lot Purchases

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Approve Payment of Bonuses to Corporate         ISSUER            YES             FOR                  FOR

Officers

PROPOSAL #6: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Directors

PROPOSAL #7: Maintenance of the Policy toward a                 ISSUER            YES         AGAINST           AGAINST

Large-scale Purchase (Anti-takeover Defenses) of

Shares, etc. of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KEPPEL CORPORATION LIMITED

  TICKER:                  N/A                 CUSIP:   Y4722Z120

  MEETING DATE:      6/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, pursuant to Article 124 of the        ISSUER            YES             FOR                  FOR

 Articles of Association of the Company: a) subject

to the approvals (as specified) having been obtained

and remaining in force, the Company makes a

distribution of up to 325,900,000 units in K-Green

Trust (KGT Units) held directly by the Company

immediately prior to Listing (as specified) by way of

 a dividend in specie (distribution) to entitled

shareholders (as specified) on the basis of 1 KGT

unit for every 5 ordinary shares in the share capital

 of the Company (Shares) held by shareholders of the

Company (Shareholders) as at the Books Closure Date

(as specified), fractional entitlements of KGT Units

to be disregarded, free of encumbrances and together

with all rights attaching thereto on and from the

date the Distribution is effected, except that for

practical reasons and in order to avoid violating

applicable securities laws outside Singapore, the KGT

 Units will not be distributed to any Shareholder

whose registered address (as recorded in the Register

 of Members of the Company or in the Depository

Register maintained by The Central Depository (Pte)

Limited (CDP)) for the service of notice and

documents is outside Singapore as at the Books

Closure Date (Overseas Shareholder) and who have not

at least three market days prior to the Books Closure

 Date provided the Company's Share Registrar

(B.A.C.S. Private Limited at 63 Cantonment Road,

Singapore 089758) or CDP, as the case may be, with

addresses in Singapore for the service of notices or

documents in accordance with the foregoing and such

KGT Units shall be dealt with in the manner set out

in paragraph (c) below; any resulting fractional KGT

Units be aggregated and held by the Company for such

purpose as the directors of the Company (Directors)

deem fit; arrangements will be made for the

distribution of KGT Units which would otherwise have

been distributed to the Overseas Shareholders

pursuant to the Distribution to be distributed to

such person(s) as the Directors may appoint, who

shall sell such KGT Units at prices prevalent at the

time of sale and thereafter distribute the aggregate

amount of the net proceeds, after deducting all

dealing and other expenses in connection therewith,

proportionately among such Overseas Shareholders

according to their respective entitlements to KGT

Units as at the Books Closure Date in full

satisfaction of their rights to the KGT Units,

provided that where the net proceeds to which any

particular Overseas Shareholder is entitled is less

than SGD 10.00, such net proceeds shall be retained

for the benefit of the Company, and no Overseas

Shareholder shall have any claim whatsoever against

the Company or CDP in connection therewith; authorize

 the Directors and each of them to determine the

amount to be appropriated out of the retained profits

 of the Company to meet the value of the KGT Units to

 be distributed to the Entitled Shareholders; and to

complete and to do all such acts and things, decide

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KEPPEL CORPORATION LTD

  TICKER:                  N/A                 CUSIP:   Y4722Z120

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt a new restricted                ISSUER            YES             FOR                  FOR

shares plan to be known as the KCL Restricted Share

Plan [the KCL RSP], under which awards [RSP Awards]

of fully paid-up ordinary shares in the capital of

the Company [Shares], their equivalent cash or

combination thereof will be granted, free of payment,

 to eligible participants under the KCL RSP, as

specified, with effect from the date of termination

of the KCL Share Option Scheme; authorize the

Directors of the Company to establish and administer

the KCL RSP; and to modify and/or later the KCL RSP

at any time and from time to time, provided that such

 modification and/or alteration is effected in

accordance with the provisions of the KCL RSP, and to

 do all such acts and to enter into all such

transactions and arrangements as may be necessary or

expedient in order to give full effect to the KCL

RSP; and such number of fully paid-up shares as may

be required to be delivered pursuant to the vesting

of RSP awards under the KCL RSP, provided that the

total number of new shares which may be issued or

shares which may be delivered pursuant to RSP awards

granted under the KCL RSP, when added to the total

number of new shares issued and issue able or

existing shares delivered and deliverable in respect

to all awards granted under the KCL RSP, all awards

granted under the KCL PSP [as specified in Resolution

 2 below], and all shares, options or awards granted

under any other share scheme of the Company then in

force, shall not exceed 10% of the issued share

capital of the Company [excluding treasury shares] on

 the day preceding the relevant date of the RSP award

PROPOSAL #2.: Approve and adopt a new Performance              ISSUER            YES             FOR                  FOR

Share Plan to be known as the KCL Performance Share

Plan[ the KCL PSP], under which awards [PSP Awards]

of fully paid-up shares, their equivalent cash value

or combinations thereof will be granted, free of

payment, to eligible participants under the KCL PSP,

as specified, with effect from the date of

termination of the KCL Share Option Scheme; authorize

 Directors of the Company to establish and administer

 the KCL PSP; and to modify and/or alter the KCL PSP

at any time and from time to time, provided that such

 modification and/or alteration is effected in

accordance with the provisions of the KCL PSP, and to

 do all such acts and to enter into such transactions

 and arrangements as may be necessary or expedient in

 order to give full effect to the KCL PSP; and such

number of fully paid-up shares as may be required to

be delivered pursuant to the vesting of PSP awards

under the KCL PSP, provided that the total number of

new shares which may be issued or shares which may be

 delivered pursuant to PSP awards granted under the

KCL PSP, when added to the total number of new shares

 issued and issue able or existing shares delivered

and deliverable in respect of all awards granted

under the KCL PSP, all awards granted under the KCL

RSP, and all shares, options or awards granted under

any other share scheme of the Company then in force,

shall not exceed 10% of the issued share capital of

the Company [excluding treasury shares] on the day

preceding the relevant date of the PSP award

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KEPPEL CORPORATION LTD

  TICKER:                  N/A                 CUSIP:   Y4722Z120

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report        ISSUER            YES             FOR                  FOR

 and audited financial statements for the YE 31 DEC

PROPOSAL #2.: Declare the final tax-exempt [one-tier]        ISSUER            YES             FOR                  FOR

 dividend of 23 cents per share for the YE 31 DEC 2009

PROPOSAL #3.: Re-election of Mr Lim Hock San as a              ISSUER            YES             FOR                  FOR

Director, each of whom will retire pursuant to

Article 81B of the Company's Articles of Association

and who, being eligible, offer themselves for re-

election pursuant to Article 81C

PROPOSAL #4.: Re-election of Mrs Oon Kum Loon as a            ISSUER            YES             FOR                  FOR

Director, each of whom will retire pursuant to

Article 81B of the Company's Articles of Association

and who, being eligible, offer themselves for re-

election pursuant to Article 81C

PROPOSAL #5.: Re-election of Dr. Lee Boon Yang as a          ISSUER            YES             FOR                  FOR

Director, each of whom, being appointed by the board

of Directors after the last AGM, will retire in

accordance with Article 81A(1) of the Company's

Articles of Association

PROPOSAL #6.: Re-election of Mr. Alvin Yeo Khirn Hai         ISSUER            YES             FOR                  FOR

as a Director, each of whom, being appointed by the

board of Directors after the last AGM, will retire in

 accordance with Article 81A(1) of the Company's

Articles of Association

PROPOSAL #7.: Re-election of Mr. Tong Chong Heong as         ISSUER            YES             FOR                  FOR

a Director, each of whom, being appointed by the

board of Directors after the last AGM, will retire in

 accordance with Article 81A(1) of the Company's

Articles of Association

PROPOSAL #8.: Re-election of Mr. Sven Bang Ullring as        ISSUER            YES             FOR                  FOR

 a Director, who, being over the age of 70 years, at

the conclusion of this AGM, and who, being eligible,

offers himself for re-election pursuant to Section

153(6) of the Companies Act [Cap. 50] to hold office

until the conclusion of the next AGM of the Company

PROPOSAL #9.: Approve the ordinary remuneration of            ISSUER            YES             FOR                  FOR

the Non-Executive Directors of the Company for the

FYE 31 DEC 2009, comprising the following: 1) the

payment of Directors' fees of an aggregate amount of

SGD1,144,095 in cash; and 2) a) the award of an

aggregate number of 30,000 existing ordinary shares

in the capital of the Company [the Remuneration

Shares] to Dr Lee Boon Yang, Mr Lim Chee Onn, Mr Lim

Hock San, Mr Sven Bang Ullring, Mr Tony Chew Leong-

Chee, Mrs Oon Kum Loon, Mr Tow Heng Tan, Mr Alvin Yeo

 Khirn Hai, Tsao Yuan Mrs Lee Soo Ann and Mr Yeo Wee

Kiong, as payment in part of their respective

remuneration for the FYE 31 DEC 2009 as specified;

authorize the Directors of the Company to instruct a

third party agency to purchase from the market 30,000

 existing shares at such price as the Directors of

the Company may deem fit and deliver the Remuneration

 Shares to each Non-Executive Director in the manner

as specified in 2) a); and c) any Director of the

Company or the Company Secretary be authorized to do

all things necessary or desirable to give effect to

PROPOSAL #10.: Approve the payment of the sum of SGD         ISSUER            YES             FOR                  FOR

250,000 as special remuneration to Mr Lim Chee Onn,

for the period 01 JAN 2009 to 30 JUN 2009

PROPOSAL #11.: Approve the award of an additional              ISSUER            YES             FOR                  FOR

4,500 Remuneration Shares to Dr. Lee Boon Yang as

payment in part of his Director's remuneration for

the FYE 31 DEC 2009

PROPOSAL #12.: Re-appoint the Auditors and authorize         ISSUER            YES             FOR                  FOR

the Directors of the Company to fix their remuneration

PROPOSAL #13.: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

company, pursuant to Section 161 of the Companies

Act, Cap. 50 of Singapore [the Companies Act] and

Article 48A of the Company's Articles of

Association,: 1) a) issue shares in the capital of

the Company [Shares], whether by way of rights, bonus

 or otherwise, and including any capitalization

pursuant to Article 124 of the Company's Articles of

Association of any sum for the time being standing to

 the credit of any of the Company's reserve accounts

or any sum standing to the credit of the profit and

loss account or otherwise available for distribution;

 and/or b) make or grant offers, agreements or

options that might or would require Shares to be

issued [including but not limited to the creation and

 issue of [as well as adjustments to] warrants,

debentures or other instruments convertible into

Shares] [collectively Instruments], at any time and

upon such terms and conditions and for such purposes

and to such persons as the Directors may in their

absolute discretion deem fit; and 2) [notwithstanding

 that the authority so conferred by this resolution

may have ceased to be in force] issue Shares in

pursuance of any Instrument made or granted by the

Directors of the Company while the authority was in

force; provided that: i) the aggregate number of

Shares to be issued pursuant to this resolution

[including Shares to be issued in pursuance of

Instruments made or granted pursuant to this

resolution and any adjustment effected under any

relevant Instrument]: a) [until 31 DEC 2010 or such

later date as may be determined by Singapore Exchange

 Securities Trading Limited [SGX-ST] by way of

renounce able rights issues on a pro- rate basis to

shareholders of the Company [Renounceable Rights

Issues] shall not exceed 100% of the total number of

issued Shares [excluding treasury Shares] [as

calculated in accordance with sub-paragraph (iii) ];

and b) otherwise than by way of Renounceable Rights

Issues [Other Share Issues] shall not exceed 50% of

the total number of issued Shares [excluding treasury

 Shares] [as calculated in accordance with sub-

paragraph (iii], of which the aggregate number of

Shares to be issued other than on a pro rate basis to

 shareholders of the Company shall not exceed 5% of

the total number of issued Shares [excluding treasury

 Shares] [as calculated in accordance with sub-

paragraph (iii)]; ii) the Shares to be issued under

the Renounceable Rights Issues and Other Share Issues

 shall not, in aggregate, exceed 100% of the total

number of issued Shares [excluding treasury Shares]

[as calculated in accordance with sub-paragraph

(iii)]; iii) [subject to such manner of calculation

as may be prescribed by the SGX-ST] for the purpose

of determining the aggregate number of Shares that

may be issued under sub-paragraphs (i)(a) and (i)(b)

as specified, the percentage of issued Shares shall

be calculated based on the total number of issued

Shares [excluding treasury Shares] at the time this

resolution is passed, after adjusting for: a) new

PROPOSAL #14: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 for the purposes of the Companies Act, of all the

powers of the Company to purchase or otherwise

acquire Shares not exceeding in aggregate the Maximum

 Limit [as hereafter defined], at such price(s) as

may be determined by the Directors of the Company

from time to time up to the Maximum Price [as

hereafter defined, whether by way of: a) market

purchase(s) [each a Market Purchase] on the SGX-ST;

and/or b) off-market purchase(s) [each an Off-Market

Purchase] in accordance with any equal access

scheme(s) as may be determined or formulated by the

Directors of the Company as they consider fit, which

scheme(s) shall satisfy all the conditions prescribed

 by the Companies Act; and otherwise in accordance

with all other laws and regulations, including but

not limited to, the provisions of the Companies Act

and listing rules of the SGX-ST as may for the time

being be applicable, be and is hereby authorized and

approved generally and unconditionally [the Share

Purchase Mandate]; 2) authorize the Directors of the

Company pursuant to the Share Purchase Mandate may be

 exercised by the Directors at any time and from time

 to time during the period commencing from the date

of the passing of this Resolution and [authority

expires the earlier of the date on which the next AGM

 of the Company is held or is required by law to be

held]; or b) the date on which the purchases or

acquisitions of Shares by the Company pursuant to the

 Share Purchase Mandate are carried out to the full

extent mandated the Directors of the Company and/or

any of them be and are hereby authorized to complete

and do all such acts and things [including without

limitation, executing such documents as may be

required] as they and/or he may consider necessary,

expedient, incidental or in the interests of the

Company to give effect to the transactions

contemplated and/or authorized by this resolution

PROPOSAL #15.: Approve the Chapter 9 of the Listing          ISSUER            YES             FOR                  FOR

Manual of the SGX-ST, for the Company, its

subsidiaries and target associated companies [as

defined in Appendix 2 to this Notice of AGM [Appendix

 2]], or any of them, to enter into any of the

transactions falling within the types of Interested

Person Transactions described in Appendix 2, with any

 person who falls within the classes of Interested

Persons described in Appendix 2, provided that such

transactions are made on normal commercial terms and

in accordance with the review procedures for

Interested Person Transactions as set out in Appendix

 2 [the IPT Mandate]; 2) the IPT Mandate shall,

[authority expires the earlier of this resolution

shall continue in force until the date that the next

AGM is held or is required by law to be held]; 3) the

 Audit Committee of the Company be and is hereby

authorized to take such action as it deems proper in

respect of such procedures and/or to modify or

implement such procedures as may be necessary to take

 into consideration any amendment to Chapter 9 of the

 Listing Manual of the SGX-ST which may be prescribed

 by the SGX-ST from time to time; and 4) authorize

the Directors of the Company to complete and do all

such acts and things [including, without limitation,

executing such documents as may be required] as they

and/or he may consider necessary, expedient,

incidental or in the interests of the Company to give

 effect to the IPT Mandate and/or this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KERRY PROPERTIES LTD

  TICKER:                  N/A                 CUSIP:   G52440107

  MEETING DATE:      5/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 and the reports of the Directors and the Auditor for

 the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009

PROPOSAL #3.a: Re-elect Mr. Qian Shaohua as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.b: Re-elect Mr. Chan Wai Ming William as         ISSUER            YES         AGAINST           AGAINST

a Director

PROPOSAL #3.c: Re-elect Mr. Ku Moon Lun as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Auditor and authorize the Directors of the Company

to fix its remuneration

PROPOSAL #5.a: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to allot, issue and deal with additional shares in

the share capital of the Company and make or grant

offers, agreements, options and other rights, or

issue warrants and other securities including bonds,

debentures and notes convertible into shares of the

Company during and after the end of the relevant

period shall not exceed the aggregate of 20 % of the

aggregate nominal amount of the share capital of the

Company and the nominal amount of any share capital

of the Company repurchased by the Company  up to a

maximum equivalent to 10% of the aggregate nominal

amount of the share capital of the Company otherwise

than pursuant to, CONTD

PROPOSAL #5.b: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to repurchase its own shares during the relevant

period, on the Stock Exchange of Hong Kong Limited or

 on any other stock exchange on which the shares of

the Company may be tested and recognized by the

securities and Futures Commissions of Hong Kong and

Stock Exchange for such purposes, subject to and in

accordance with all applicable laws and regulations,

shall not exceed 10% of the aggregate nominal amount

of the share capital of the Company;  Authority

expires the earlier of the conclusion of the next AGM

 of the Company or the expiry of the period within

the next AGM of the Company or any other applicable

laws of Bermuda to be held

PROPOSAL #5.c: Approve, conditional upon the passing         ISSUER            YES             FOR                  FOR

of Resolution 5.B, to extend the general mandate

granted to the Directors of the company to allot

shares pursuant to Resolution 5.A, of an amount

representing the aggregate nominal amount of the

share capital of the Company repurchased pursuant to

such general mandate, by the Company under the

authority granted by the Resolution 5.B

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KEYENCE CORPORATION

  TICKER:                  N/A                 CUSIP:   J32491102

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KIKKOMAN CORPORATION

  TICKER:                  N/A                 CUSIP:   J32620106

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Decide the Gratis Allotment of New                ISSUER            YES         AGAINST           AGAINST

Share Subscription Rights for the Takeover Defense

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KINDEN CORPORATION

  TICKER:                  N/A                 CUSIP:   J33093105

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KINTETSU CORPORATION

  TICKER:                  N/A                 CUSIP:   J33136128

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Extension of Anti-Takeover                 ISSUER            YES         AGAINST           AGAINST

Defense Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KIRIN HOLDINGS COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   497350108

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Payment of Bonuses to Corporate        ISSUER            YES             FOR                  FOR

 Officers

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KOBE STEEL,LTD.

  TICKER:                  N/A                 CUSIP:   J34555144

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KOITO MANUFACTURING CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J34899104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Payment of Bonuses to Directors         ISSUER            YES         AGAINST           AGAINST

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KOMATSU LTD.

  TICKER:                  N/A                 CUSIP:   J35759125

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Payment of Bonuses to  Directors      ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Establishment of the Amount and                     ISSUER            YES             FOR                  FOR

Features of Remuneration for Directors of the Company

 in the Form of Stock Acquisition Rights to be

Granted as Stock-Based Remuneration

PROPOSAL #6.: Giving the Board of Directors the                 ISSUER            YES             FOR                  FOR

Authority to Issue Stock Acquisition Rights as Stock-

Based Remuneration to Employees of the Company and

Directors of Major Subsidiaries of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KONAMI CORPORATION

  TICKER:                  N/A                 CUSIP:   J35996107

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Continuation and Partial Revision of            ISSUER            YES         AGAINST           AGAINST

the Countermeasures to Large-Scale Acquisitions of

KONAMI CORPORATION Shares (Takeover Defense Measures)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KONICA MINOLTA HOLDINGS, INC.

  TICKER:                  N/A                 CUSIP:   J36060119

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KUBOTA CORPORATION

  TICKER:                  N/A                 CUSIP:   J36662138

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KURARAY CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J37006137

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Issuance of Share Acquisition          ISSUER            YES             FOR                  FOR

Rights as Stock Options

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KURITA WATER INDUSTRIES LTD.

  TICKER:                  N/A                 CUSIP:   J37221116

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KYOCERA CORPORATION

  TICKER:                  N/A                 CUSIP:   J37479110

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KYOWA HAKKO KIRIN CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J38296117

  MEETING DATE:      3/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Allow Board to Authorize Use of                       ISSUER            YES         AGAINST           AGAINST

Compensation-based Stock Option Plan for Directors

and Executives

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KYUSHU ELECTRIC POWER COMPANY,INCORPORATED

  TICKER:                  N/A                 CUSIP:   J38468104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Shareholders' Proposals: Amend Articles        ISSUER            YES         AGAINST               FOR

 to Expand Business Lines

PROPOSAL #6.: Shareholders' Proposals: Amend Articles        ISSUER            YES         AGAINST               FOR

 to Establish a Committee for Nuclear Power Plant and

 Health Problems

PROPOSAL #7.: Shareholders' Proposals: Amend Articles        ISSUER            YES         AGAINST               FOR

 to Halt Operation of The Sendai Nuclear  Power Plant

 Unit 1&2 and Freeze building Unit 3

PROPOSAL #8.: Shareholders' Proposals: Amend Articles        ISSUER            YES         AGAINST               FOR

  to Declare Not to Build Interim Storage of Spent

Nuclear Fuel

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LAWSON,INC.

  TICKER:                  N/A                 CUSIP:   J3871L103

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Approve Provision of Retirement                     ISSUER            YES         AGAINST           AGAINST

Allowance for Retiring Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LEIGHTON HLDG LTD

  TICKER:                  N/A                 CUSIP:   Q55190104

  MEETING DATE:      11/5/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report and                   ISSUER            YES             FOR                  FOR

reports of the Directors and the Auditor for the YE

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES         AGAINST           AGAINST

YE 30 JUN 2009

PROPOSAL #3.1: Re-elect Mr. A. Drescher as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

Clause 18 of the Company's Constitution

PROPOSAL #3.2: Re-elect Mr. P.A. Gregg as a Director,        ISSUER            YES         ABSTAIN           AGAINST

 who retires by rotation in accordance with Clause 18

 of the Company's Constitution

PROPOSAL #3.3: Elect Mr. W.G. Osborn as a Director,          ISSUER            YES             FOR                  FOR

in accordance with Clause 17.2 of the Company's

Constitution, holds office until the conclusion of

this meeting

PROPOSAL #3.4: Re-elect Mr. D.A. Mortimer as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

Clause 18 of the Company's Constitution

PROPOSAL #4.: Authorize the Company to grant to Mr.          ISSUER            YES         AGAINST           AGAINST

W.M. King up to 150,000 options under the Leighton

Senior Executive Option Plan as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LEND LEASE CORP LTD

  TICKER:                  N/A                 CUSIP:   Q55368114

  MEETING DATE:      11/12/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.a: Elect Mr. Phillip Colebatch as a                 ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with Rule 6.1(f) of the Constitution

PROPOSAL #1.b: Elect Ms. Julie Hill as a Director of         ISSUER            YES             FOR                  FOR

the Company, who retires in accordance with Rule

6.1(f) of the Constitution

PROPOSAL #2.: Adopt the remuneration report as                   ISSUER            YES         AGAINST           AGAINST

specified

PROPOSAL #S.3: Amend, subject to the passage of                 ISSUER            YES             FOR                  FOR

Resolution 4, the Constitution of the Company with

effect on and from the effective date as specified

and for the purposes of identification signed by the

Chairman of the meeting and marked A [so that all

text which is underlined in that copy is inserted

into the Constitution and U text which is struck

through in that copy is deleted from the Constitution]

PROPOSAL #S.4: Approve, subject to the passage of              ISSUER            YES             FOR                  FOR

resolution 3, the Stapling Proposal as specified

PROPOSAL #S.5: Approve to renew the proportional                ISSUER            YES             FOR                  FOR

takeover provisions contained in Rule 15 of the

Constitution for a period of 3 years from the date of

 this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LI & FUNG LTD

  TICKER:                  N/A                 CUSIP:   G5485F144

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited                          ISSUER            YES             FOR                  FOR

consolidated accounts and reports of the Directors

and the Auditors for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend of 49 HK cents         ISSUER            YES             FOR                  FOR

per share

PROPOSAL #3.a: Re-elect Dr. Victor Fung Kwok King as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #3.b: Re-elect Mr. Bruce Philip Rockowitz as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #3.c: Re-elect Mr. Paul Edward Selway-Swift         ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #4: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Auditors and authorize the Directors to fix their

remuneration

PROPOSAL #5: Approve to increase the authorized share        ISSUER            YES             FOR                  FOR

 capital of the Company from HKD 100,000,000 to HKD

150,000,000

PROPOSAL #6: Approve to give a general mandate to the        ISSUER            YES             FOR                  FOR

 Directors to repurchase the Company's shares up to

PROPOSAL #7: Approve to give a general mandate to the        ISSUER            YES             FOR                  FOR

 Directors to issue new shares up to 20% or in the

case of issue of new shares solely for cash and

unrelated to any asset acquisition, up to 10%

PROPOSAL #8: Authorize the Directors to issue the              ISSUER            YES             FOR                  FOR

shares repurchased by the Company

PROPOSAL #9: Approve to refresh the scheme mandate            ISSUER            YES             FOR                  FOR

limit under the Share Option Scheme

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LIFESTYLE INTL HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G54856128

  MEETING DATE:      2/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the Agreement, as            ISSUER            YES             FOR                  FOR

specified, and the terms of the transactions

contemplated thereunder and the implementation

thereof; and authorize any one Director of the

Company for and on behalf of the Company to execute

all such other documents and agreements and to do all

 such act or things deemed by him to be incidental

to, ancillary to or in connection with the matters

contemplated under the Agreement

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LIFESTYLE INTL HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G54856128

  MEETING DATE:      5/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements of the Company and the Reports

of the Directors and the Auditors for the YE 31 DEC

PROPOSAL #2: Approve final dividend for the YE 31 DEC        ISSUER            YES             FOR                  FOR

 2009

PROPOSAL #3.1: Re-election of Dr. Cheng Kar-shun,              ISSUER            YES         AGAINST           AGAINST

Henry as a Non-executive Director

PROPOSAL #3.2: Re-election of Ms. Lau Yuk-Wai, Amy as        ISSUER            YES             FOR                  FOR

 a Non-executive Director

PROPOSAL #3.3: Re-election of Mr. Lam Siu-lun, Simon         ISSUER            YES             FOR                  FOR

as a Independent Non-executive Director

PROPOSAL #3.4: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the Directors' remuneration

PROPOSAL #4: Re-appointment of Messrs. Deloitte                 ISSUER            YES             FOR                  FOR

Touche Tohmatsu as the Auditors and authorize the

Board of Directors to fox their remuneration

PROPOSAL #5.A: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, a) subject to paragraph (c) below, during

the relevant period to repurchase issued shares of

the Company of HKD 0.005 each on The Stock Exchange

of Hong Kong Limited  the Stock Exchange  or on any

other stock exchange on which the shares of the

Company may be listed and recognized by the

Securities and Futures Commission and the Stock

Exchange for this purpose, subject to and in

accordance with all applicable laws and requirements

of the Rules Governing the Listing of Securities on

the Stock Exchange as amended from time to time  the

Listing Rules  be and is hereby generally and

unconditionally approved; b) the approval in

paragraph (a) shall be in addition to any other

authorizations given to the Directors and shall

authorize the Directors on behalf of the Company

PROPOSAL #5.B: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, a) subject to paragraph (c) below, during

the relevant period to allot, issue and otherwise

deal with additional ordinary shares of the Company

and to make or grant offers, agreements, options and

rights of exchange or conversion which might require

the exercise of such powers, subject to and in

accordance with all applicable laws, be and is hereby

 generally and unconditionally approved; b) the

approval in paragraph (a) above, shall be in addition

 to any other authorizations given to the Directors

of the Company and shall authorize the Directors

during the relevant period to make or grant offers,

agreements, options and rights of exchange or

conversation which would or might require the

exercise of such powers after the end of the relevant

 period; c) the aggregate nominal amount of share

PROPOSAL #5.C: Approve the conditional upon the                 ISSUER            YES             FOR                  FOR

passing of Resolutions Nos. 5A and 5B, the general

mandate granted to the Directors of the Company

pursuant to Resolution 5B be and is hereby extended

by the addition thereto of an amount representing the

 aggregate nominal amount of the share capital of the

 Company as stated in Resolution No. 5A above

provided that such amount shall not exceed 10% of the

 aggregate nominal amount of the issued share capital

 of the Company as at the date of passing this

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LION NATHAN LTD

  TICKER:                  N/A                 CUSIP:   Q5585K109

  MEETING DATE:      9/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, in accordance with the                     ISSUER            YES             FOR                  FOR

provisions of Section 411 of the Corporation Act

2001[Cwith], the arrangement proposed between Lion

Nathan Limited [Lion Nathan] and the holders its

fully paid ordinary shares[scheme][other than Kirin

Holdings Company Limited and its Related Bodies

Corporate] as specified and the authorize the Board

of Director of Lion Nathan to agree to such

alteration or conditions as are thought fit by the

Court implement the scheme with any such modification

 or conditions, subject to the approval of the Scheme

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MABUCHI MOTOR CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J39186101

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MACQUARIE AIRPORTS

  TICKER:                  N/A                 CUSIP:   Q6077P119

  MEETING DATE:      9/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, subject to MAT 1 Resolution 2,        ISSUER            YES         AGAINST           AGAINST

 MAT 2 Resolution 1 and 2 and MAL Resolution 1, being

 passed, the Internalization -acquisition/disposal of

 a substantial asset for the purposes of Listing Rule

 10.1 and for all other purposes, as specified

PROPOSAL #2.: Approve, subject to MAT 1 Resolution 1,        ISSUER            YES         AGAINST           AGAINST

 MAT 2 Resolution 1 and 2 and MAL Resolution 1 being

passed, the Internalization - related party benefits

for the purposes of Chapter 2E of the Corporations

Act and for all other purposes

PROPOSAL #S.3: Approve, for the purposes of Listing          ISSUER            YES             FOR                  FOR

Rule 10.17 and Section 601GC[1][a] of the

Corporations Act and for all other purposes, the fees

 payable to the MAML Directors to be increased by AUD

 150,000, with a maximum amount of AUD 850,000 being

paid to the MAML Directors as a whole for the current

 calendar year [after which the aggregate amount

shall revert to AUD 700,000 per annum or such other

amount approved by security holders] and amend Clause

 21.4[q][i] of the MAT 1 Constitution by adding the

following words at the end of Clause 21.4[q][i] [with

 the exception of those fees paid or payable in

respect of the 2009 calendar year, in which case such

 fees must not exceed in aggregate AUD 850,000]

PROPOSAL #1.: Approve, subject to MAT 1 Resolution 1         ISSUER            YES         AGAINST           AGAINST

and 2, MAT 2 Resolution 2 of MAL Resolution 1 being

passed, the Internalization - acquisition/disposal of

 a substantial asset for the purposes of Listing Rule

 10.1 and for all other purposes, as specified

PROPOSAL #2.: Approve, subject to MAT 1 Resolution 1         ISSUER            YES         AGAINST           AGAINST

and 2, MAT 2 Resolution 1 and MAL Resolution 1 being

passed, the Internalization - related party benefits

for the purposes of Chapter 2E of the Corporations

Act and for all other purposes

PROPOSAL #S.3: Approve, for the purposes of Listing          ISSUER            YES             FOR                  FOR

Rule 10.17 and Section 601GC[1][a] of the

Corporations Act and for all other purposes, the fees

 payable to the MAML Directors to be increased by AUD

 150,000, with a maximum amount of AUD 850,000 being

paid to the MAML Directors as a whole for the current

 calendar year [after which the aggregate amount

shall revert to AUD 700,000 per annum or such other

amount approved by security holders] and amend Clause

 21.4[q][i] of the MAT 1 Constitution by adding the

following words at the end of Clause 21.4[q][i] [with

 the exception of those fees paid or payable in

respect of the 2009 calendar year, in which case such

 fees must not exceed in aggregate AUD 850,000]

PROPOSAL #1.: Approve, subject to MAT 1 and MAT 2              ISSUER            YES         AGAINST           AGAINST

Resolution 1 and 2, being passed, the Internalization

 - acquisition/disposal of a substantial asset for

the purposes of Listing Rule 10.1 and for all other

purposes, as specified

PROPOSAL #2.: Approve, pursuant to a recommendation          ISSUER            YES         AGAINST           AGAINST

by the Board of Directors, to change the name of the

Company to MAP Airports International Limited

PROPOSAL #3.: Approve, for the purposes of Listing            ISSUER            YES             FOR                  FOR

Rule 10.17, for the purpose of Bye-Law 60 and for all

 other purposes, to facilitate payment of a one-off

fee to the Company's Independent Directors, the fee

payable to the MAL Directors to be increased by USD

125,000 with a maximum amount of USD 265,000 being

paid to the MAL Directors as a whole for the current

FY [after which the aggregate amount shall revert to

USD 140,000 per annum or such other amount approved

by security holders

PROPOSAL #S.4: Adopt, with effect from completion              ISSUER            YES         AGAINST           AGAINST

pursuant to a recommendation by the Board of

Directors, the new MAL Bye-Laws in substitution for

the existing MAL Bye-Laws, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MACQUARIE GROUP LTD

  TICKER:                  N/A                 CUSIP:   Q57085104

  MEETING DATE:      7/29/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report, the                 ISSUER             NO              N/A                  N/A

Directors' report and the Auditor's report of

Macquarie for the YE 31 MAR 2009

PROPOSAL #2.: Adopt the remuneration report of                   ISSUER            YES             FOR                  FOR

Macquarie for the YE 31 MAR 2009

PROPOSAL #3.: Re-elect Mr. H.K. McCann as a voting            ISSUER            YES             FOR                  FOR

Director of Macquarie

PROPOSAL #4.: Ratify, the issue of 20,000,000                     ISSUER            YES             FOR                  FOR

ordinary shares in Macquarie at AUD 27.00 per share

under an institutional private placement on 08 MAY

2009 [the terms and conditions of which are described

 in the explanatory notes on items of business

accompanying the notice of meeting convening this

meeting], for all purposes including for ASX Listing

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MACQUARIE GROUP LTD, SYDNEY NSW

  TICKER:                  N/A                 CUSIP:   Q57085104

  MEETING DATE:      12/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, for all purposes: a) the                 ISSUER            YES             FOR                  FOR

establishment and operation of the Macquarie Group

Employee Retained Equity Plan [MEREP]; b) the giving

of benefits under Macquarie Group's deferred

remuneration and superannuation arrangements to a

person by the Company, its related bodies Corporate,

their associates or any superannuation fund in

connection with that person ceasing to hold a board,

managerial or executive office in the Company or a

related body Corporate of the Company; and c) the

entitlement or potential entitlement of any officer

of the Company or its child entities [being any

entity which is controlled by the Company within the

meaning of Section 50AA of the Corporations Act or a

subsidiary of the Company] to termination benefits,

as specified

PROPOSAL #2.: Approve, for all purposes: a) the issue        ISSUER            YES             FOR                  FOR

 to Mr. N.W. Moore, Managing Director, under the

Macquarie Group Employee Retained Equity Plan [MEREP]

 of: i) up to 472,937 Restricted Share Units; and ii)

 38,300 Performance Share Units; and b) the issue of,

 and acquisition accordingly by Mr. Moore of, shares

in the Company in respect of those Restricted Share

Units and Performance Share Units, all in accordance

with the terms of the MEREP as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MACQUARIE INFRASTRUCTURE GROUP

  TICKER:                  N/A                 CUSIP:   Q5701N102

  MEETING DATE:      10/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, for the purposes of Listing          ISSUER            YES             FOR                  FOR

Rule 10.17 and for all other purposes the amendments

to the Constitution of Macquarie Infrastructure Trust

 (I) to be made by the specified supplemental deed

PROPOSAL #2.: Approve the re-election of Mark Johnson        ISSUER            YES             FOR                  FOR

 as a Director of MIIML

PROPOSAL #S.1: Approve, for the purposes of Listing          ISSUER            YES             FOR                  FOR

Rule 10.17 and for all other purposes the amendments

to the Constitution of Macquarie Infrastructure Trust

 (II) to be made by the specified supplemental deed

PROPOSAL #2.: Approve the re-election Mark Johnson as        ISSUER            YES             FOR                  FOR

 a Director of MIIML

PROPOSAL #1.: Receive and adopt the accounts and                ISSUER            YES             FOR                  FOR

reports of the Directors' and the Auditor's of the

Company for the YE 30 JUN 2009

PROPOSAL #2.: Appoint PricewaterhouseCoopers as the          ISSUER            YES             FOR                  FOR

Auditors of the Company and authorize the Directors

to determine their remuneration

PROPOSAL #3.: Re-elect Dr. Peter Dyer as a Director          ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #4.: Re-elect Jeffery Conyers as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #S.5: Amend the Bye-Laws as specified                    ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MACQUARIE INFRASTRUCTURE GROUP

  TICKER:                  N/A                 CUSIP:   Q5701N102

  MEETING DATE:      1/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, for all purposes, the                       ISSUER            YES             FOR                  FOR

Restructure Proposal as specified

PROPOSAL #S.2: Approve that subject to the passing of        ISSUER            YES             FOR                  FOR

 Resolution 1 in the Notice of Meeting convening this

 meeting and Resolution 1 of the meetings of each of

Macquarie Infrastructure Trust (II) and Macquarie

Infrastructure Group International Limited, the

constitution of the Macquarie Infrastructure Trust

(I) is amended, in accordance with the provisions of

the Supplemental Deed Poll in the form as specified;

and authorize the responsible entity of Macquarie

Infrastructure Trust (I) to execute and lodge with

the Australian Securities and Investments Commission

a supplemental deed poll to give effect to these

amendments to the constitution of Macquarie

Infrastructure Trust (I)

PROPOSAL #1.: Approve, for all purposes, the                       ISSUER            YES             FOR                  FOR

Restructure Proposal as specified

PROPOSAL #S.2: Approve that subject to the passing of        ISSUER            YES             FOR                  FOR

 Resolution 1 in the Notice of Meeting convening this

 meeting and Resolution 1 of the meetings of each of

Macquarie Infrastructure Trust (I) and Macquarie

Infrastructure Group International Limited, the

constitution of the Macquarie Infrastructure Trust

(II) is amended, in accordance with the provisions of

 the Supplemental Deed Poll in the form as specified;

 and authorize the responsible entity of Macquarie

Infrastructure Trust (II) to execute and lodge with

the Australian Securities and Investments Commission

a supplemental deed poll to give effect to these

amendments to the constitution of Macquarie

Infrastructure Trust (II)

PROPOSAL #1.: Approve, for all purposes, the                       ISSUER            YES             FOR                  FOR

Restructure Proposal as specified

PROPOSAL #S.2: Approve that subject to the passing of        ISSUER            YES             FOR                  FOR

 Resolution 1 in the Notice of Meeting convening this

 meeting and Resolution 1 of the meetings of each of

Macquarie Infrastructure Trust (I) and Macquarie

Infrastructure Trust (II), the document submitted to

the meeting and as specified is adopted as the Bye-

Laws of the Company with effect on and from the

implementation date (as specified)

PROPOSAL #3.: Approve, subject to the passing of                ISSUER            YES             FOR                  FOR

Resolution 1 in the notice of meeting convening this

meeting, to change the Company's name from Macquarie

Infrastructure Group International Limited to Intoll

International Limited with effect on and from the

implementation date (as specified)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAKITA CORPORATION

  TICKER:                  N/A                 CUSIP:   J39584107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Approve Payment of Bonuses to Corporate        ISSUER            YES             FOR                  FOR

 Officers

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAP GROUP

  TICKER:                  N/A                 CUSIP:   Q5763C127

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Appointment of KPMG as the Auditor of          ISSUER            YES             FOR                  FOR

the Company and authorize the Directors to determine

its remuneration

PROPOSAL #2.: Re-elect Jeffrey Conyers as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #3.: Approve, for the purposes of Bye-Law            ISSUER            YES             FOR                  FOR

60(a) and ASX Listing Rule 10.17, and for all other

purposes, effective from 16 OCT 2009, an increase to

the maximum aggregate amount of fees payable to all

non-executive directors of the Company to USD 240,000

 per annum representing an increase of USD 100,000

per annum

PROPOSAL #S.1: Approve, for the purposes of Section          ISSUER            YES             FOR                  FOR

601GC(1)(a) of the Corporations Act 2001, and for all

 other purposes, Clause 21.4(q)(1)(i) of the MAT1

constitution is deleted and replaced with as specified

PROPOSAL #2.: Approve, for the purposes of ASX                   ISSUER            YES             FOR                  FOR

Listing Rule 10.17, and for all other purposes,

effective from 16 OCT 2009 to increase the maximum

aggregate amount of fees payable to all Non-Executive

 Directors of the Responsible Entity which together

with any fees paid under the equivalent provision of

the constitution of MAp Airports Trust 2 shall not

exceed AUD 1.5 million per annum in aggregate,

representing an increase of AUD 800,000 per annum

PROPOSAL #1.: Re-election of Trevor Gerber as a                 ISSUER            YES             FOR                  FOR

Director of MAp Airports Limited by its shareholder

PROPOSAL #2.: Re-election of John Roberts as a                   ISSUER            YES             FOR                  FOR

Director of MAp Airports Limited by its shareholder

PROPOSAL #3.: Approve the election, effective from 01        ISSUER            YES             FOR                  FOR

 JUL 2010 of Kerrie Mather as a Director of MAp

Airports Limited by its shareholder

PROPOSAL #4.: Approve the election, effective from 01        ISSUER            YES             FOR                  FOR

 JUL 2010, of John Mullen as a Director of Map

Airports Limited by its shareholder

PROPOSAL #5.: PLEASE NOTE THAT THIS RESOLUTION IS A          ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: approve the election, effective

 from 01 JUL 2010, of Stephen Mayne as a director of

MAp Airports Limited by its shareholder

PROPOSAL #S.6: Approve, for the purposes of Section          ISSUER            YES             FOR                  FOR

601GC(1)(a) of the Corporations Act 2001, and for all

 other purposes, Clause 21.4(q)(1)(i) of the MAT2

constitution is deleted and replaced with as specified

PROPOSAL #7.: Approve, for the purposes of ASX                   ISSUER            YES             FOR                  FOR

Listing Rule 10.17, and for all other purposes,

effective from 16 OCT 2009 to increase the maximum

aggregate amount of fees payable to all Non-executive

 Directors of the Responsible Entity which together

with any fees paid under the equivalent provision of

the constitution of MAp Airports Trust 1 shall not

exceed AUD 1.5 million per annum in aggregate,

representing an increase of AUD 800,000 per annum

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MARUBENI CORPORATION

  TICKER:                  N/A                 CUSIP:   J39788138

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MARUI GROUP CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J40089104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MARUICHI STEEL TUBE LTD.

  TICKER:                  N/A                 CUSIP:   J40046104

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Extension of Anti-Takeover                 ISSUER            YES         AGAINST           AGAINST

Defense Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MATSUI SECURITIES CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J4086C102

  MEETING DATE:      6/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAZDA MOTOR CORPORATION

  TICKER:                  N/A                 CUSIP:   J41551102

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MCDONALD'S HOLDINGS COMPANY(JAPAN),LTD.

  TICKER:                  N/A                 CUSIP:   J4261C109

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MEDIPAL HOLDINGS CORPORATION

  TICKER:                  N/A                 CUSIP:   J4189T101

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MEIJI HOLDINGS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J41729104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint Accounting Auditors                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

PROPOSAL #4: Determine the Compensation to be                     ISSUER            YES             FOR                  FOR

received by Directors and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  METCASH LTD

  TICKER:                  N/A                 CUSIP:   Q6014C106

  MEETING DATE:      9/3/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial          ISSUER             NO              N/A                  N/A

report to the Company and the reports of the

Directors and auditors for the YE 30 APRIL 2009

PROPOSAL #2.a: Re-elect Mr. Lou Jardin as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires by rotation under Rule

8.1(d) of the Company's Constitution

PROPOSAL #2.b: Re-elect Mr. Richard Longes as a                 ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation

under Rule 8.1(d) of the Company's Constitution

PROPOSAL #2.c: Re-elect Mr. Andrew Reitzer as a                 ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation

under Rule 8.1(d) of the Company's Constitution

PROPOSAL #3.: Adopt the remuneration report that                ISSUER            YES             FOR                  FOR

forms part of the Director's report of the Company

for the FYE 30 APR 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MINEBEA CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J42884130

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MIRVAC GROUP

  TICKER:                  N/A                 CUSIP:   Q62377108

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the: financial         ISSUER             NO              N/A                  N/A

reports of the Group; the Directors' reports and the

Independent Audit report for each entity for the YE

30 JUN 2009

PROPOSAL #2.1: Re-elect Mr. Paul Biancardi as a                 ISSUER            YES             FOR                  FOR

Director of the Mirvac Limited, who retires by

rotation in accordance with Clause 10.3 of the Mirvac

 Limited's Constitution

PROPOSAL #2.2: Re-elect Mr. Adrian Fini as a Director        ISSUER            YES             FOR                  FOR

 of the Mirvac Limited, who retires by rotation in

accordance with Clause 10.3 of the Mirvac Limited's

Constitution

PROPOSAL #3.: Adopt the remuneration report of the            ISSUER            YES             FOR                  FOR

Mirvac Limited for the YE 30 JUN 2009

PROPOSAL #4.: Approve, with effect from 01 JUL 2009,         ISSUER            YES             FOR                  FOR

to increase the remuneration of the Non-Executive

Directors of the Mirvac Limited for services provided

 to the Mirvac Limited or to any of its controlled

entities by AUD 500,000 per annum to an aggregate

maximum sum of AUD 1,950,000 per annum, with such

remuneration to be divided among the Non-Executive

Directors in such proportion and manner as the

Director agree [or in default of agreement, equally]

PROPOSAL #5.: Approve, for all purposes, including            ISSUER            YES             FOR                  FOR

for the purpose of ASX Listing Rule 10.14, the offer

of performance rights by the Group to Mr. Nicholas

Collishaw [Managing Director] in the Group's Long

Term Performance Plan on the terms of that Plan and

as specified

PROPOSAL #6.: Ratify and approve the following issues        ISSUER            YES             FOR                  FOR

 of stapled securities of the Group for the purposes

of ASX Listing Rule 7.4 and for all other purposes:

the issue of 80,000,000 stapled securities as part of

 the Institutional Placement in DEC 2008 and the

issue of 152,515,180 stapled securities as part of

the Institutional Placement in JUN 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUBISHI CHEMICAL HOLDINGS CORPORATION

  TICKER:                  N/A                 CUSIP:   J44046100

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Expand Business Lines      ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUBISHI CORPORATION

  TICKER:                  N/A                 CUSIP:   J43830116

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve reserved retirement                            ISSUER            YES             FOR                  FOR

remuneration for Directors

PROPOSAL #6.: Amend the Compensation to be received          ISSUER            YES         AGAINST           AGAINST

by Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUBISHI ELECTRIC CORPORATION

  TICKER:                  N/A                 CUSIP:   J43873116

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUBISHI ESTATE COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J43916113

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Renewal of Countermeasures to Large-             ISSUER            YES         AGAINST           AGAINST

Scale Acquisitions of Mitsubishi Estate Co.,  Ltd.

Shares (Takeover Defense Measures)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUBISHI GAS CHEMICAL COMPANY,INC.

  TICKER:                  N/A                 CUSIP:   J43959113

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Payment of Retirement Benefits to                 ISSUER            YES             FOR                  FOR

Retiring Directors, and Payment of Retirement

Benefits Due to Amendment of the Retirement Benefit

System for Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUBISHI HEAVY INDUSTRIES,LTD.

  TICKER:                  N/A                 CUSIP:   J44002129

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.18: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUBISHI LOGISTICS CORPORATION

  TICKER:                  N/A                 CUSIP:   J44561108

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUBISHI MATERIALS CORPORATION

  TICKER:                  N/A                 CUSIP:   J44024107

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Approve Renewal of Countermeasures to          ISSUER            YES         AGAINST           AGAINST

Large-Scale Acquisitions of the Company's Shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUBISHI MOTORS CORPORATION

  TICKER:                  N/A                 CUSIP:   J44131100

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUBISHI RAYON COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J44389120

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approval for Share Exchange Agreement          ISSUER            YES         AGAINST           AGAINST

between the Company and Mitsubishi Chemical Holdings

Corporation

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUBISHI TANABE PHARMA CORPORATION

  TICKER:                  N/A                 CUSIP:   J4448H104

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUBISHI UFJ FINANCIAL GROUP,INC.

  TICKER:                  N/A                 CUSIP:   J44497105

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUBISHI UFJ LEASE & FINANCE COMPANY LIMITED

  TICKER:                  N/A                 CUSIP:   J4706D100

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                     ISSUER            YES             FOR                  FOR

Revisions

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUI & CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J44690139

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUI CHEMICALS,INC.

  TICKER:                  N/A                 CUSIP:   J4466L102

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Renewal of measures for large-scale              ISSUER            YES         AGAINST           AGAINST

purchase of the Company'S shares (anti-takeover

measures)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUI ENGINEERING & SHIPBUILDING CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J44776128

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Amend the Compensation to be received          ISSUER            YES             FOR                  FOR

by Directors and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUI FUDOSAN CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J4509L101

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUI MINING AND SMELTING COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J44948107

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUI O.S.K.LINES,LTD.

  TICKER:                  N/A                 CUSIP:   J45013109

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Issue of Stock Acquisition Rights for          ISSUER            YES             FOR                  FOR

the Purpose of Executing a Stock Option System to

Executive Officers, General Managers, and Presidents

of the Company's Consolidated Subsidiaries in Japan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUI SUMITOMO INSURANCE GROUP HOLDINGS,INC.

  TICKER:                  N/A                 CUSIP:   J45745106

  MEETING DATE:      12/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approval of Share Exchange Agreement            ISSUER            YES             FOR                  FOR

between the Company, Aioi Insurance Co., Ltd., and

Nissay Dowa General Insurance Co., Ltd.

PROPOSAL #2.: Amend Articles to : Change Official              ISSUER            YES             FOR                  FOR

Company Name to MS&AD Insurance Group Holdings, Inc.

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUMI ELECTRIC CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J45464120

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Increase Auditors              ISSUER            YES             FOR                  FOR

Board Size to 5

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

PROPOSAL #5: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MIZUHO FINANCIAL GROUP,INC.

  TICKER:                  N/A                 CUSIP:   J4599L102

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Shareholders' Proposals: Amendment to          ISSUER            YES         AGAINST               FOR

the Articles of Incorporation (Prohibition of

financing for MBO to be made at a low price)

PROPOSAL #5.: Shareholders' Proposals: Amendment to          ISSUER            YES             FOR               AGAINST

the Articles of Incorporation (Disclosure of

compensation paid to each officer)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MIZUHO SECURITIES CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J73348104

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MIZUHO TRUST & BANKING CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J45988102

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Adopt Reduction of          ISSUER            YES             FOR                  FOR

Liability System for Outside Directors

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Shareholders' Proposals: Remove a                 ISSUER            YES         AGAINST               FOR

Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MONGOLIA ENERGY CORPORATION LTD

  TICKER:                  N/A                 CUSIP:   G6260K126

  MEETING DATE:      9/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                     ISSUER            YES             FOR                  FOR

financial statements and the reports of the Directors

 and the Independent Auditor of the Company for the

YE 31 MAR 2009

PROPOSAL #2.A: Re-elect Ms. Yvette Ong as an                       ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #2.B: Re-elect Mr. To Hin Tsun, Gerald as a         ISSUER            YES             FOR                  FOR

Non-Executive Director

PROPOSAL #2.C: Re-elect Mr. Peter Pun as an                        ISSUER            YES             FOR                  FOR

Independent Non-Executive Director

PROPOSAL #2.D: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the Directors remuneration

PROPOSAL #3.: Re-appoint Deloitte Touche Tohmatsu as         ISSUER            YES             FOR                  FOR

Independent Auditor and authorize the Board of

Directors to fix their remuneration

PROPOSAL #4.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 to allot, issue and deal with additional shares of

the Company, and to make or grant offers, agreements

or options [including bonds, notes, warrants,

debentures and securities convertible into shares of

the Company], during and after the end of the

relevant period, otherwise than pursuant to: i) a

rights issue [as specified]; ii) an issue of shares

pursuant to any existing specific authority,

including upon the exercise of rights of subscription

 or conversion under the terms of any warrants issued

 by the Company or any bonds, notes, debentures or

securities convertible into shares of the Company;

iii) the exercise of options granted under any Share

Option Scheme adopted by the Company; and iv) any

scrip dividend scheme or similar arrangement

providing for the allotment of shares of the Company

in lieu of the whole or part of a dividend on shares

of the Company in accordance with the Bye-Laws of the

 Company, does not exceed 20% of the aggregate

nominal amount of the share capital of the Company in

 issue as at the date of passing this resolution;

[Authority expires the earlier of the conclusion of

the next AGM of the Company or the expiration of the

period within which the next AGM of the Company is

required by the Bye-Laws of the Company or any

PROPOSAL #S.5: Amend the Bye-Laws 1, 2, 3, 4, 10, 23,        ISSUER            YES         AGAINST           AGAINST

 25, 29, 44, 59, 66, 67, 68, 69, 70, 71, 73, 75, 76,

80, 81, 82, 92, 97, 100, 137, 146, 153 and 158 of the

 Company as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MONGOLIA ENERGY CORPORATION LTD

  TICKER:                  N/A                 CUSIP:   G6260K126

  MEETING DATE:      2/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the agreement  the          ISSUER            YES             FOR                  FOR

Agreement   as specified  dated 09 DEC 2009 entered

into between Asia Business Aviation Limited  the

Vendor  as vendor, Vision Values Holdings Limited

formerly known as New World Mobile Holdings Limited

as purchaser and MEC as guarantor in relation to the

sale and purchase of the entire issued share capital

of Glory Key Investments Limited  Glory Key  and the

entire interest free shareholder's loan due from

Glory Key to the Vendor at a consideration of HKD 96

million  subject to adjustment  and the transactions

contemplated thereunder; CONTD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MS&AD INSURANCE GROUP HOLDINGS,INC.

  TICKER:                  N/A                 CUSIP:   J4687C105

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                   ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MTR CORP LTD

  TICKER:                  N/A                 CUSIP:   Y6146T101

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited statement of                     ISSUER            YES             FOR                  FOR

accounts and the reports of the Directors and the

Auditors of the Company for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009

PROPOSAL #3.A: Election of Vincent Cheng Hoi-chuen as        ISSUER            YES             FOR                  FOR

 a Member of the Board of Directors of the Company

PROPOSAL #3.B: Re-elect Chow Chung-Kong as a Member          ISSUER            YES             FOR                  FOR

of the Board of Directors of the Company

PROPOSAL #3.C: Re-elect Christine Fang Meng-Sang as a        ISSUER            YES             FOR                  FOR

 Member of the Board of Directors of the Company

PROPOSAL #4: Re-appoint KPMG as the Auditors of the          ISSUER            YES             FOR                  FOR

Company and authorize the Board of Directors to

determine their remuneration

PROPOSAL #5: Grant a general mandate to the Board of         ISSUER            YES             FOR                  FOR

Directors to allot, issue, grant, distribute and

otherwise deal with additional shares in the Company,

 not exceeding 10% of the issued share capital of the

 Company at the date of this resolution  as adjusted

PROPOSAL #6: Grant a general mandate to the Board of         ISSUER            YES             FOR                  FOR

Directors to purchase shares in the Company, not

exceeding 10% of the issued share capital of the

Company at the date of this resolution

PROPOSAL #7: Authorize the Board of Directors,                   ISSUER            YES             FOR                  FOR

conditional on the passing of Resolutions 5 and 6, to

 allot, issue, grant, distribute and otherwise deal

with additional shares in the Company under

Resolution 5 in respect of the aggregate nominal

amount of share capital in the Company purchased by

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MURATA MANUFACTURING COMPANY,LTD.

  TICKER:                  N/A                 CUSIP:   J46840104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NAMCO BANDAI HOLDINGS INC.

  TICKER:                  N/A                 CUSIP:   J48454102

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NATIONAL AUSTRALIA BK LTD  GLOBAL MEDIUM TERM SR B

  TICKER:                  N/A                 CUSIP:   Q65336119

  MEETING DATE:      12/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To consider the Company's financial              ISSUER             NO              N/A                  N/A

statements and the reports for the YE 30 SEP 2009

PROPOSAL #S.2.a: Approve the terms and conditions of         ISSUER            YES             FOR                  FOR

the selective buy-back scheme relating to the

preference shares associated with the 2008 Stapled

Securities as specified

PROPOSAL #S.2.b: Approve the terms and conditions of         ISSUER            YES             FOR                  FOR

the selective reduction of capital relating to the

preference shares associated with 2008 Stapled

Securities as specified

PROPOSAL #S.2.c: Approve the terms and conditions of         ISSUER            YES             FOR                  FOR

the selective buy-back scheme relating to the

preference shares associated with the 2009 Staples

Securities as specified

PROPOSAL #S.2.d: Approve the terms and conditions of         ISSUER            YES             FOR                  FOR

the selective reduction of the preference share

associated with the 2009 Stapled Securities as

specified

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 SEP 2009

PROPOSAL #4.: Approve to grant shares to the Group            ISSUER            YES             FOR                  FOR

Chief Executive Officer, Mr. Cameron Clyne, under the

 Company's Short Term Incentive and Long Term

Incentive Plans as specified

PROPOSAL #5.A: Approve to grant shares to Mr. Mark            ISSUER            YES             FOR                  FOR

Joiner [an Executive Director] under the Company's

Short Term Incentive and Long Term Incentive Plans as

 specified

PROPOSAL #5.B: Approve to grant shares to Mr. Michael        ISSUER            YES             FOR                  FOR

 Ullmer [an Executive Director] under the Company's

Short Term Incentive and Long Term Incentive Plans as

 specified

PROPOSAL #6.A: Re-elect Mr. Michael Chaney as a                 ISSUER            YES             FOR                  FOR

Director, in accordance with Article 10.3 of the

Company's Constitution

PROPOSAL #6.B: Re-elect Mr. Paul Rizzo as a Director,        ISSUER            YES             FOR                  FOR

 in accordance with Article 10.3 of the Company's

Constitution

PROPOSAL #6.C: Re-elect Mr. Michael Ullmer as a                 ISSUER            YES             FOR                  FOR

Director, in accordance with Article 10.3 of the

Company's Constitution

PROPOSAL #6.D: Re-elect Mr. Mark Joiner as a                       ISSUER            YES             FOR                  FOR

Director, in accordance with Article 10.3 of the

Company's Constitution

PROPOSAL #6.E: Re-elect Mr. John Waller as a                       ISSUER            YES             FOR                  FOR

Director, in accordance with Article 10.3 of the

Company's Constitution

PROPOSAL #6.F: PLEASE NOTE THAT THIS IS A SHAREHOLDER        ISSUER            YES         AGAINST               FOR

 PROPOSAL: Elect Mr. Stephen Mayne as a Director, in

accordance with Article 10.3 and Article 10.6 of the

Company's Constitution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEC CORPORATION

  TICKER:                  N/A                 CUSIP:   J48818124

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEPTUNE ORIENT LINES LTD

  TICKER:                  N/A                 CUSIP:   V67005120

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Directors' report         ISSUER            YES             FOR                  FOR

and Accounts for the FYE 25 DEC 2009 and the

Auditors' report thereon

PROPOSAL #2: Approve the payments to Non-Executive            ISSUER            YES             FOR                  FOR

Directors of up to SGD 1,750,000 as Directors' fees

for the FYE 25 DEC 2009  FY 2009: up to SGD1,750,000

PROPOSAL #3: Re-elect Mr. Simon Claude Israel as a            ISSUER            YES             FOR                  FOR

Director who retires by rotation, pursuant to Article

 97 of the Company's Articles of Association

PROPOSAL #4: Re-elect Mr. Cheng Wai Keung as a                   ISSUER            YES             FOR                  FOR

Director who retires by rotation, pursuant to Article

 97 of the Company's Articles of Association

PROPOSAL #5: Re-elect Mr. Christopher Lau Loke Sam           ISSUER            YES             FOR                  FOR

Independent Member of the Audit Committee  as a

Director who retires by rotation, pursuant to Article

 97 of the Company's Articles of Association

PROPOSAL #6: Re-elect Mr. Robert J Herbold as a                 ISSUER            YES             FOR                  FOR

Director who retires by rotation, pursuant to Article

 102 of the Company's Articles of Association

PROPOSAL #7: Re-appoint Ernst & Young LLP as the                ISSUER            YES             FOR                  FOR

Company's Auditors and authorize the Directors to fix

 their remuneration

PROPOSAL #8: Approve to renew the Mandate for                     ISSUER            YES             FOR                  FOR

Directors to allot and issue shares subject to

limits, as specified

PROPOSAL #9: Authorize the Directors to offer and              ISSUER            YES         AGAINST           AGAINST

grant options and/or awards, and to allot and issue

shares, pursuant to the provisions of the NOL Share

Option Plan and the NOL Performance Share Plan 2004,

subject to limits as specified

PROPOSAL #10: Approve the renewal of the Share                   ISSUER            YES             FOR                  FOR

Purchase Mandate

PROPOSAL #11: Approve the renewal of the Mandate for         ISSUER            YES             FOR                  FOR

Interested Person Transactions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEW WORLD DEVELOPMENT CO LTD

  TICKER:                  N/A                 CUSIP:   Y63084126

  MEETING DATE:      12/9/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the audited statement of accounts        ISSUER            YES             FOR                  FOR

 and the reports of the Directors and the Independent

 Auditors for the YE 30 JUN 2009

PROPOSAL #2.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Re-elect Dr. Cheng Kar-Shun, Henry as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #3.2: Re-elect Dr. Cha Mou-Sing, Payson as a        ISSUER            YES         AGAINST           AGAINST

 Director

PROPOSAL #3.3: Re-elect Mr. Cheng Kar-Shing, Peter as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #3.4: Re-elect Mr. Leung Chi-Kin, Stewart as        ISSUER            YES         AGAINST           AGAINST

 a Director

PROPOSAL #3.5: Re-elect Mr. Chow Kwai-Cheung as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.6: Re-elect Ms. Ki Man-Fung, Leonie as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.7: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the remuneration of the Directors

PROPOSAL #4.: Re-appoint the Joint Auditors and                 ISSUER            YES             FOR                  FOR

authorize the Board of Directors to fix their

remuneration

PROPOSAL #5.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 to repurchase shares of HKD 1.00 each in the capital

 of the Company, during the relevant period, on The

Stock Exchange of Hong Kong Limited [Stock Exchange]

or any other stock exchange on which the securities

of the Company may be listed and recognized by the

Securities and Futures Commission of the Hong Kong

and the Stock Exchange on share repurchases for such

purposes, subject to and in connection with all

applicable laws and the requirements of the Rules

Governing the Listing of Securities on the Stock

Exchange or of any other Stock Exchange as amended

from time to time, not exceeding 10% of the aggregate

 nominal amount of the issued share capital of the

Company; [Authority expires the earlier of the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

 the Company is required by Law to be held]

PROPOSAL #6.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 pursuant to Section 57B of the Companies Ordinance,

to allot, issue and deal with additional shares of

HKD 1.00 each in the capital of the Company and to

make or grant offers, agreements and options

[including bonds, warrants and debentures convertible

 into shares of the Company] during and after the

relevant period, not exceeding 20% of the aggregate

nominal amount of the issued share capital of the

Company, otherwise than pursuant to i) a rights

issue; or ii) an issue of shares as scrip dividends

pursuant to the Articles of the Association of the

Company from time to time; or iii) an issue of shares

 under any option scheme or similar arrangement for

the time being adopted for the grant or issue to the

employees of the Company and/or any of its

subsidiaries of shares or rights to acquire shares of

 the Company; or iv) an issue of shares upon

conversion by the bondholders of their bonds into

shares of the Company in accordance with the terms

and conditions of an issue of convertible guaranteed

bonds by a special purpose subsidiary wholly owned by

 the Company; [Authority expires the earlier of the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

PROPOSAL #7.: Approve, subject to the passing of                ISSUER            YES         AGAINST           AGAINST

Resolutions 5 and 6 as specified, to extend the

general mandate granted to the Directors, to allot,

issue and deal with the additional shares pursuant to

 Resolution 6 as specified, by the addition thereto

of an amount representing the aggregate nominal

amount of the shares in the capital of the Company

repurchased by the Company under authority granted

pursuant to Resolution 5, provided that such amount

does not exceed 10% of the aggregate nominal amount

of the issued share capital of the Company at the

date of passing this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEWCREST MNG LTD

  TICKER:                  N/A                 CUSIP:   Q6651B114

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report of the              ISSUER             NO              N/A                  N/A

Company and its controlled entities for the YE 30 JUN

 2009 and the reports of the Directors and the

Auditors thereon

PROPOSAL #2.: Elect Mr. Vince Gauci as a Director, in        ISSUER            YES             FOR                  FOR

 accordance with Rule 57 of the Company's Constitution

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES         AGAINST           AGAINST

Company [included in the report of the Directors] for

 the YE 30 JUN 2009

PROPOSAL #4.: Transact any other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NGK INSULATORS,LTD.

  TICKER:                  N/A                 CUSIP:   J49076110

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NGK SPARK PLUG CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J49119100

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.18: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.19: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.20: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NHK SPRING CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J49162126

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

PROPOSAL #5: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Directors

PROPOSAL #6: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIDEC CORPORATION

  TICKER:                  N/A                 CUSIP:   J52968104

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Adopt Reduction of          ISSUER            YES             FOR                  FOR

Liability System for Outside Directors

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIKON CORPORATION

  TICKER:                  N/A                 CUSIP:   654111103

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve Provision of Retirement                     ISSUER            YES         AGAINST           AGAINST

Allowance for Retiring Directors

PROPOSAL #4.: Amount and Details of Compensation                ISSUER            YES             FOR                  FOR

Concerning Stock Acquisition Rights as Stock

Compensation-type Stock Options for Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NINTENDO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J51699106

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON ELECTRIC GLASS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J53247110

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Allow Use of                     ISSUER            YES             FOR                  FOR

Electronic Systems for Public Notifications

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Amend the Compensation to be received          ISSUER            YES             FOR                  FOR

by Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON EXPRESS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J53376117

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Payment of Bonuses to  Directors      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON MEAT PACKERS,INC.

  TICKER:                  N/A                 CUSIP:   J54752142

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Adopt Restriction to         ISSUER            YES             FOR                  FOR

the Rights for Odd-Lot Shares, Allow Use of Treasury

Shares for Odd-Lot Purchases, Chairperson to Convene

and Chair a Shareholders Meeting

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Extension of Anti-Takeover                 ISSUER            YES         AGAINST           AGAINST

Defense Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON MINING HOLDINGS,INC.

  TICKER:                  N/A                 CUSIP:   J54824107

  MEETING DATE:      1/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approval of Share Transfer Plan                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Amend Articles to: Delete the Articles         ISSUER            YES             FOR                  FOR

Related to Record Dates

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON OIL CORPORATION

  TICKER:                  N/A                 CUSIP:   J5484F100

  MEETING DATE:      1/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approval of Share Transfer Plan                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Amend Articles to: Delete the Articles         ISSUER            YES             FOR                  FOR

Related to Record Dates

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON PAPER GROUP, INC.

  TICKER:                  N/A                 CUSIP:   J56354103

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON SHEET GLASS COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J55655120

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON STEEL CORPORATION

  TICKER:                  N/A                 CUSIP:   J55999122

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON TELEGRAPH AND TELEPHONE CORPORATION

  TICKER:                  N/A                 CUSIP:   J59396101

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON YUSEN KABUSHIKI KAISHA

  TICKER:                  N/A                 CUSIP:   J56515133

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPONKOA INSURANCE COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J5428G115

  MEETING DATE:      12/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approval of the Share Exchange Plan              ISSUER            YES             FOR                  FOR

between the Company and Sompo Japan Insurance Inc.

PROPOSAL #2.: Amend Articles to : Delete the Articles        ISSUER            YES             FOR                  FOR

 Related to Record Date

PROPOSAL #3.: Shareholders' Proposals : Remove                   ISSUER            YES         AGAINST               FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NISSAN CHEMICAL INDUSTRIES,LTD.

  TICKER:                  N/A                 CUSIP:   J56988108

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NISSAN MOTOR CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J57160129

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.: Delegation to the Board of Directors to        ISSUER            YES         AGAINST           AGAINST

 determine the terms and conditions of issuing

Shinkabu-Yoyakuken (Share Option) without

consideration to employees of the Company and

directors and employees of its affiliates

PROPOSAL #3.: Granting of Share Appreciation Rights          ISSUER            YES             FOR                  FOR

(the SAR) to Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NISSAY DOWA GENERAL INSURANCE COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J5729G111

  MEETING DATE:      12/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approval of the Share Exchange                       ISSUER            YES             FOR                  FOR

Agreement between the Company and Mitsui Sumitomo

Insurance Group Holdings, Inc.

PROPOSAL #2.: Approval of the Merger Agreement                   ISSUER            YES             FOR                  FOR

between the Company and Aioi Insurance Co., Ltd.

PROPOSAL #3.: Amend Articles to : Delete the Articles        ISSUER            YES             FOR                  FOR

 Related to Record Date

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NISSHA PRINTING CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J57547101

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Renewal of Countermeasures Against a            ISSUER            YES         AGAINST           AGAINST

Large-scale Purchase of Shares of the Company

(Takeover Defense Measures)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NISSHIN SEIFUN GROUP INC.

  TICKER:                  N/A                 CUSIP:   J57633109

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Details of Compensation as                ISSUER            YES             FOR                  FOR

Stock Options for Directors

PROPOSAL #5.: Approve Issuance of Share Acquisition          ISSUER            YES             FOR                  FOR

Rights as Stock Options

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NISSHIN STEEL CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J57805103

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NISSHINBO HOLDINGS INC.

  TICKER:                  N/A                 CUSIP:   J57333106

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

PROPOSAL #3: Authorize Use of Stock Option Plan for          ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #4: Authorize Use of Stock Option Plan                  ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NISSIN FOODS HOLDINGS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J58063124

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Renewal of Countermeasures to          ISSUER            YES         AGAINST           AGAINST

Large-Scale Acquisitions of the Company's Shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NITORI CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J58214107

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Change Official                 ISSUER            YES             FOR                  FOR

Company Name to Nitori Holdings Co., Ltd., Expand

Business Lines, Increase Board Size to 7, Increase

Auditors Board Size to 5

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Allow Directors and Corporate Auditors          ISSUER            YES         AGAINST           AGAINST

to Receive Compensation-based Stock Options, except

for the Regular Compensation Scheme

PROPOSAL #5: Allow Board to Authorize Use of Stock            ISSUER            YES         AGAINST           AGAINST

Option Plans, and Authorize Use of Stock Options

PROPOSAL #6: Approve Renewal/Extension of Anti-                  ISSUER            YES         AGAINST           AGAINST

Takeover Defense Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NITTO DENKO CORPORATION

  TICKER:                  N/A                 CUSIP:   J58472119

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Determination of the amount of                       ISSUER            YES             FOR                  FOR

compensation provided as stock options to Directors

and related details

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NOBLE GROUP LTD

  TICKER:                  N/A                 CUSIP:   G6542T119

  MEETING DATE:      10/12/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

to allot and issue up to 9,575,420 new ordinary

shares of HKD 0.25 each in the capital of the Company

 to Mr. Ricardo Leiman, an Executive Director of the

Company, or to such person as he may direct, credited

 as fully-paid, for the purposes of satisfying part

of the remuneration and bonus payable to such

Executive Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NOBLE GROUP LTD

  TICKER:                  N/A                 CUSIP:   G6542T119

  MEETING DATE:      4/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve, ratify and adopt the entry by          ISSUER            YES             FOR                  FOR

the Company into  i  a transaction facilitation deed

with respect to the off-market takeover offer  the

Gloucester Offer  by Macarthur Coal Limited

Macarthur  to acquire all of the issued securities of

 Gloucester Coal Limited  Gloucester  and  ii  a

share sale deed  Middlemount Share Sale Deed  with

respect to, inter alia, the purchase by Custom Mining

 Pty Ltd  Custom Mining  of all the shares of

Middlemount Coal Pty Ltd  Middlemount  held by the

Company and its subsidiaries  the Group ; b  the

disposal by the Group of  i  71,902,868 Gloucester

shares to Macarthur pursuant to the Group's

acceptance of the Gloucester Offer and  ii  81,450

Middlemount shares to Custom Mining pursuant to,

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NOBLE GROUP LTD

  TICKER:                  N/A                 CUSIP:   G6542T119

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the statements of              ISSUER            YES             FOR                  FOR

accounts and the reports of the Directors and the

Auditors for the FYE 31 DEC 2009

PROPOSAL #2.: Declare a final dividend of USD 3.6              ISSUER            YES             FOR                  FOR

cents per share for the YE 31 DEC 2009

PROPOSAL #3.: Re-elect Mr. Richard Samuel Elman as a         ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Bye-law 86(1)

PROPOSAL #4.: Re-elect Mr. Harindarpal Singh Banga as        ISSUER            YES             FOR                  FOR

 a Director, who retires pursuant to Bye-law 86(1)

PROPOSAL #5.: Re-elect Mr. Alan Howard Smith as a              ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Bye-law 86(1)

PROPOSAL #6.: Re-elect Mr. David Gordon Eldon as a            ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Bye-law 86(1)

PROPOSAL #7.: Re-elect Mr. Tobias Josef Brown as a            ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Bye-law 85(2)

PROPOSAL #8.: Approve the Directors' fees for the YE         ISSUER            YES             FOR                  FOR

31 DEC 2009

PROPOSAL #9.: Re-appoint Messrs. Ernst & Young as the        ISSUER            YES             FOR                  FOR

 Company's Auditors and authorize the Directors to

fix their remuneration

PROPOSAL #10.: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, to: (A) (a) issue ordinary shares of HKD

0.25 each (or of such other par value as may result

from any capital subdivision and/or consolidation of

the Company) in the capital of the Company (Shares)

whether by way of rights, bonus or otherwise; and/or

(b) make or grant offers, agreements or options

(collectively, Instruments) that might or would

require Shares to be issued, including but not

limited to the creation and issue of (as well as

adjustments to) warrants, debentures or other

instruments convertible into Shares, at any time and

upon such terms and conditions and for such purposes

and to such persons as the Directors may in their

absolute discretion deem fit; and (B)

(notwithstanding that the authority conferred by this

 resolution may have ceased to be in force) issue

Shares in pursuance of any Instrument made or granted

 by the Directors while this resolution was in force,

 provided that: (a) the aggregate number of Shares to

 be issued pursuant to this resolution (including

Shares to be issued in pursuance of Instruments made

or granted pursuant to this resolution) does not

exceed 50% of the total number of issued Shares,

excluding treasury shares, of the Company (as

calculated in accordance with this resolution below),

 of which the aggregate number of Shares to be issued

 other than on a pro rata basis to shareholders of

the Company (Shareholders) (including Shares to be

issued in pursuance of Instruments made or granted

pursuant to this resolution) does not exceed 20% of

the total number of issued Shares, excluding treasury

 shares, of the Company (as calculated in accordance

with this resolution below); (b) (subject to such

manner of calculation as may be prescribed by the

Singapore Exchange Securities Trading Limited (SGX-

ST)) for the purpose of determining the aggregate

number of Shares that may be issued under this

resolution above, the total number of issued Shares,

excluding treasury shares, shall be based on the

total number of issued Shares, excluding treasury

shares, of the Company at the time this resolution is

 passed, after adjusting for: (i) new Shares arising

from the conversion or exercise of any convertible

securities or share options or vesting of share

awards which are outstanding or subsisting at the

time this resolution is passed; and (ii) any

subsequent bonus issue, consolidation or subdivision

of Shares; [Authority expires the earlier of the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM is

PROPOSAL #11.: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, to purchase or acquire issued and fully paid

 Shares not exceeding in aggregate the Prescribed

Limit (as specified), at such price or prices as may

be determined by the Directors from time to time up

to the Maximum Price (as specified), by way of market

 purchases (each a Market Purchase) on the SGXST or

any other Stock Exchange on which the Shares may for

the time being be listed and quoted and otherwise in

accordance with the Companies Act 1981 of Bermuda

(the Bermuda Act) and all other laws, regulations and

 rules of the SGX-ST as may for the time being be

applicable (Share Purchase Mandate); [Authority

expires the earlier of the conclusion of the next AGM

 of the Company or the expiration of the period

within which the next AGM is to be held by law]; to

complete and do all such acts and things (including

executing such documents as may be required) as they

may consider expedient or necessary to give effect to

 the transactions contemplated by this resolution

PROPOSAL #12.: Authorize the Directors of the Company        ISSUER            YES         AGAINST           AGAINST

 to offer and grant options in accordance with the

provisions of the Noble Group Share Option Scheme

2004 (the Scheme) and to allot and issue from time to

 time such Shares as may be allotted and issued

pursuant to the exercise of options under the Scheme,

 provided always that the aggregate number of Shares

to be allotted and issued pursuant to the Scheme,

when added to the number of Shares issued and

issuable in respect of all options granted under the

Scheme and Shares subject to any other share schemes

of the Company, shall not exceed 15% of the total

number of issued Shares, excluding treasury shares,

of the Company from time to time

PROPOSAL #13.: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to allot and issue from time to time such number of

Shares as may be required to be allotted and issued

pursuant to the Noble Group Limited Scrip Dividend

Scheme (Scrip Dividend Scheme)

PROPOSAL #14.: Authorize the Directors of the Company        ISSUER            YES         AGAINST           AGAINST

 to: (A) offer and grant awards in accordance with

the provisions of the Noble Group Performance Share

Plan (the Plan); and (B) allot and issue from time to

 time such number of Shares as may be required to be

allotted and issued pursuant to the vesting of Awards

 under the Plan, provided that the aggregate number

of Shares allotted and issued and/or to be allotted

and issued pursuant to the Plan, when aggregated with

 the number of Shares issued and issuable in respect

of all options granted under any of the Share Option

Schemes of the Company and Shares subject to any

other share schemes of the Company, shall not exceed

15% of the total number of issued Shares, excluding

treasury shares, from time to time

PROPOSAL #15.: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to capitalize an amount of up to HKD 553,097,702

standing to the credit of the share premium account

of the Company and that the same be applied in full

payment at par for up to 2,212,390,805 new Ordinary

Shares of HKD 0.25 each (the Bonus Shares) in the

share capital of the Company, such new shares to be

distributed, allotted and issued and credited as

fully paid to those persons who are registered as

shareholders of the Company as at such date as may be

 determined by the Directors of the Company (the

Books Closure Date), on the basis of six Bonus Shares

 for every eleven existing Ordinary Shares then held

by such shareholders (the Bonus Issue), all fractions

 (if any) being disregarded and dealt with in such

manner as the Directors of the Company may deem fit

for the benefit of the Company and such new shares to

 be treated for all purposes as an increase in the

nominal amount of the issued share capital of the

Company and not income and, upon issue and allotment,

 to rank pari passu in all respects with the existing

 Ordinary Shares of HKD 0.25 each in the capital of

the Company except that they shall not rank for any

dividends, rights, allotments or other distributions

the record date for which falls before the date on

which the Bonus Shares are issued; and to give effect

 to and implement the Bonus Issue with full power to

assent to any condition, modification, variation

and/or amendment as may be required by the relevant

authorities and/or as they may deem fit or expedient

in the interests of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NOK CORPORATION

  TICKER:                  N/A                 CUSIP:   J54967104

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NOMURA HOLDINGS, INC.

  TICKER:                  N/A                 CUSIP:   J59009159

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NOMURA REAL ESTATE HOLDINGS,INC.

  TICKER:                  N/A                 CUSIP:   J5893B104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NOMURA REAL ESTATE OFFICE FUND INC, TOKYO

  TICKER:                  N/A                 CUSIP:   J5900B105

  MEETING DATE:      7/27/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                     ISSUER            YES             FOR                  FOR

Revisions Related to Dematerialization of Shares and

the other Updated Laws and Regulations

PROPOSAL #2: Appoint an Executive Director                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Executive                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.1: Appoint a Supervisory Director                      ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Supervisory Director                      ISSUER            YES             FOR                  FOR

PROPOSAL #4.3: Appoint a Supervisory Director                      ISSUER            YES             FOR                  FOR

PROPOSAL #4.4: Appoint a Supervisory Director                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NOMURA RESEARCH INSTITUTE,LTD.

  TICKER:                  N/A                 CUSIP:   J5900F106

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend the Articles of Incorporation               ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NSK LTD.

  TICKER:                  N/A                 CUSIP:   J55505101

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Entrustment to the Board of Directors          ISSUER            YES             FOR                  FOR

of Decision regarding Subscription of Stock

Acquisition Rights as Stock Options

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NTN CORPORATION

  TICKER:                  N/A                 CUSIP:   J59353110

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NTT DATA CORPORATION

  TICKER:                  N/A                 CUSIP:   J59386102

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NTT DOCOMO,INC.

  TICKER:                  N/A                 CUSIP:   J59399105

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Change Official                ISSUER            YES             FOR                  FOR

Company Name to NTT DOCOMO,  INC., Change Business

Lines

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NTT URBAN DEVELOPMENT CORPORATION

  TICKER:                  N/A                 CUSIP:   J5940Z104

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NUFARM LIMITED

  TICKER:                  N/A                 CUSIP:   Q7007B105

  MEETING DATE:      12/3/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial          ISSUER             NO              N/A                  N/A

report of the Company and the consolidated financial

statements of the Company and the Company's

controlled entities, the Directors' report and the

Auditor's report for the YE 31 JUL 2009

PROPOSAL #2.: Adopt the remuneration report of the            ISSUER            YES             FOR                  FOR

Company for the YE 31 JUL 2009

PROPOSAL #3.a: Re-elect Dr. W.B. [Bruce] Goodfellow          ISSUER            YES             FOR                  FOR

as a Director of the Company, who retires by rotation

 in accordance with the Company's constitution and

ASX Listing Rule 14.4

PROPOSAL #3.b: Re-elect Dr. J.W. [John] Stocker AO as        ISSUER            YES             FOR                  FOR

 a Director of the Company, who retires by rotation

in accordance with the Company's constitution and ASX

 Listing Rule 14.4

PROPOSAL #3.c: Re-elect Dr. R.J. [Bob] Edgar as a              ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #4.: Approve to issue of 26,700,000 Ordinary        ISSUER            YES         ABSTAIN           AGAINST

 Shares at an issue price of AUD 11.25 each on 21 MAY

 2009 to Institutional Investors as part of an

Institutional Equity Placement for the purpose of

Listing Rule 7.4

PROPOSAL #5.: Approve to increase the maximum total          ISSUER            YES             FOR                  FOR

remuneration payable to the Non-Executive Directors

from AUD 1,200,000 per annum to an amount not

exceeding AUD 1,600,000, to be divided among the Non-

Executive Directors in such proportions and manner as

 the Directors may determine

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NUFARM LIMITED

  TICKER:                  N/A                 CUSIP:   Q7007B105

  MEETING DATE:      3/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve, for all purposes, the                        ISSUER            YES             FOR                  FOR

acquisition of up to 20% of the issued shares in

Nufarm by Sumitomo pursuant to the Tender Offer

proposed to be made by Sumitomo to all eligible

Nufarm shareholders

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NWS HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G66897110

  MEETING DATE:      12/8/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements and the reports of the Directors and

Auditor for the YE 30 JUN 2009

PROPOSAL #2.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #3AI: Re-elect Mr. Cheng Chi Ming, Brian as         ISSUER            YES         AGAINST           AGAINST

a Director

PROPOSAL #3AII: Re-elect Mr. Lam Wai Hon, Patrick as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #3AIII: Re-elect Mr. Cheung Chin Cheung as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3AIV: Re-elect Mr. William Junior Guilherme        ISSUER            YES             FOR                  FOR

 Doo as a Director

PROPOSAL #3AV: Re-elect Mr. Wilfried Ernst                          ISSUER            YES             FOR                  FOR

Kaffenberger as a Director

PROPOSAL #3AVI: Re-elect Mr. Cheng Wai Chee,                       ISSUER            YES             FOR                  FOR

Christopher as a Director

PROPOSAL #3.B: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the Directors' remuneration

PROPOSAL #4.: Re-appoint the Auditor and authorize            ISSUER            YES             FOR                  FOR

the Board of Directors to fix the Auditor's

PROPOSAL #5.I: Approve to increase the authorized              ISSUER            YES             FOR                  FOR

share capital of the Company from HKD 2,400,000,000

to HKD 4,000,000,000 by the creation of an additional

 1,600,000,000 shares of HKD 1.00 each in the capital

 of the Company

PROPOSAL #5.II: Authorize the Directors of the                   ISSUER            YES         AGAINST           AGAINST

Company, subject to this resolution, during the

Relevant Period of all the powers of the Company to

allot, issue and deal with additional shares in the

capital of the Company or securities convertible into

 such shares or options, warrants, or similar rights

to subscribe for any shares or convertible securities

 and to make or grant offers, agreements and options

which would or might require the exercise of such

powers and to make or grant offers, agreements and

options which might require the exercise of such

powers after the end of the Relevant Period, not

exceeding 20% of the aggregate nominal amount of the

share capital of the Company in issue as at the date

of passing of this resolution, otherwise than

pursuant to [i] a rights issue; [ii] the exercise of

any conversion rights attaching to any securities

which are convertible into shares of the Company;

[iii] the exercise of the rights under any option

scheme or similar arrangement for the time being

adopted for the grant or issue to Directors and/or

employees of the Company and/or any of its

subsidiaries of options to subscribe for, or rights

to acquire, shares of the Company; or [iv] any issue

of shares as scrip dividends or similar arrangement

providing for the allotment of shares in lieu of the

whole or part of a dividend on shares of the Company

in accordance with the bye-laws of the Company;

[Authority expires the earlier of the conclusion of

the next AGM or the expiration of the period within

PROPOSAL #5.III: Authorize the Directors of the                 ISSUER            YES             FOR                  FOR

Company, during the Relevant Period, to repurchase

its own shares on The Stock Exchange of Hong Kong

Limited [the Stock Exchange] or on any other Stock

Exchange on which the shares of the Company may be

listed and recognized by the Securities and Futures

Commission and the Stock Exchange for this purpose,

subject to and in accordance with all applicable laws

 and the requirements of the Rules Governing the

Listing of Securities on the Stock Exchange or that

of any other stock exchange as amended from time to

time not exceeding 10% of the aggregate nominal

amount of the share capital of the Company in issue

as at the date of the passing of this resolution;

[Authority expires the earlier of the conclusion of

the next AGM or the expiration of the period within

which the next AGM is to be held by law]

PROPOSAL #5.IV: Approve that, conditional upon the            ISSUER            YES         AGAINST           AGAINST

Resolutions 5II and 5III being passed, to extend the

general mandate granted to the Directors of the

Company pursuant to Resolution 5II by the addition to

 the aggregate nominal amount of the share capital of

 the Company which may be allotted by the Directors

of the Company pursuant to such general mandate, an

amount representing the aggregate nominal amount of

the shares repurchased by the Company under the

authority granted pursuant to Resolution 5III

provided that such amount shall not exceed 10% of the

 aggregate nominal amount of the share capital of the

 Company in issue as at the date of passing of this

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NWS HOLDINGS LIMITED

  TICKER:                  N/A                 CUSIP:   G66897110

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve, ratify and confirm the CTF                ISSUER            YES             FOR                  FOR

Master Services Agreement and the proposed annual

caps in respect of the continuing connected

transactions thereunder for each of the 3 FYs ending

30 JUN 2013, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OBAYASHI CORPORATION

  TICKER:                  N/A                 CUSIP:   J59826107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Change Company's              ISSUER            YES             FOR                  FOR

Location to Minato-ku, Tokyo

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OBIC CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J5946V107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Approve Payment of Bonuses to Corporate        ISSUER            YES             FOR                  FOR

 Officers

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ODAKYU ELECTRIC RAILWAY CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J59568139

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OJI PAPER CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J6031N109

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve Continuance of the Policy                 ISSUER            YES         AGAINST           AGAINST

Regarding Large-scale Purchases of the Company's

PROPOSAL #4.: Shareholders' Proposals: Remove a                 ISSUER            YES         AGAINST               FOR

Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OLAM INTERNATIONAL LTD, SINGAPORE

  TICKER:                  N/A                 CUSIP:   Y6421B106

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Director's report        ISSUER            YES             FOR                  FOR

 and the audited accounts of the Company for the YE

30 JUN 2009 together with the Auditors' report thereon

PROPOSAL #2.: Declare a first and final dividend of          ISSUER            YES             FOR                  FOR

3.5 cents per share tax exempt [one-tier] for the YE

30 JUN 2009

PROPOSAL #3.: Re-elect Mr. Shekhar Anantharaman as a         ISSUER            YES             FOR                  FOR

Director of the Company, who retires pursuant to

Article 107 of the Articles of Association of the

Company

PROPOSAL #4.: Re-elect Mr. Sridhar Krishnan as a                ISSUER            YES             FOR                  FOR

Director of the Company, who retires pursuant to

Article 107 of the Articles of Association of the

Company

PROPOSAL #5.: Re-elect Mr. Tse Po Shing as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who retires pursuant to Article 107

of the Articles of Association of the Company

PROPOSAL #6.: Re-elect Mr. Mark Haynes Daniell as a          ISSUER            YES             FOR                  FOR

Director of the Company, who retires pursuant to

Article 107 of the Articles of Association of the

Company

PROPOSAL #7.: Approve the payment of the Directors'          ISSUER            YES             FOR                  FOR

fees of SGD 978,000.00 for the YE 30 JUN 2010

PROPOSAL #8.: Re-appoint Messrs Ernst & Young LLP as         ISSUER            YES             FOR                  FOR

the Auditors of the Company and authorize the

Directors of the Company to fix their remuneration

PROPOSAL #9.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 pursuant to Section 161 of the Companies Act,

Chapter 50 and Rule 806 of the Listing Manual of the

Singapore Exchange Securities Trading Limited, to

issue shares in the Company [Shares] whether by way

of rights, bonus or otherwise; and/or make or grant

offers, agreements or options [collectively

'instruments'] that might or would require Shares to

be issued including but not limited to the creation

and issue of [as well as adjustments to] options,

warrants, debentures or other instruments convertible

 into Shares], at any time and upon such terms and

conditions and for such purposes and to such persons

as the Directors may in their absolute discretion

deem fit; and [notwithstanding that the authority so

conferred by this Resolution may have ceased to be in

 force] issue Shares in pursuance of any Instrument

made or granted by the Directors while the authority

was in force, provided that: the aggregate number of

Shares to be issued pursuant to this Resolution

[including Shares to be issued in pursuance of

Instruments made or granted pursuant to this

resolution], to be issued pursuant to this resolution

 shall not exceed 50% of the total number of issued

Shares in the capital of the Company [as calculated

in accordance with this resolution below], of which

the aggregate number of shares to be issued other

than on a pro rata basis to shareholders of the

Company shall not exceed 20% of the total number of

issued Shares excluding in the capital of the Company

 [as calculated in accordance with this resolution

below]; [subject to such calculation as may be

prescribed by the Singapore Exchange Securities

Trading Limited] for the purpose of determining the

aggregate number of Shares that may be issued under

this resolution above, the total number of issued

shares shall be based on the total number of issued

shares in the capital of the Company at the time of

passing of this resolution, after adjusting for: (a)

new Shares arising from the conversion or exercise of

 any convertible securities; (b) new Shares arising

from exercising share options or vesting of share

awards which are outstanding or subsisting at the

time this Resolution, and (c) any subsequent bonus

issue, consolidation or sub-division of Shares, the

Company shall comply with the provisions of the

Listing Manual of the Singapore Exchange Securities

Trading Limited for the time being in force [unless

such compliance has been waived by the Singapore

Exchange Securities Trading Limited] and the Articles

 of Association of the Company; [Authority expires

the earlier of the conclusion of the next AGM of the

Company or the date by which the next AGM of the

Company is required by law to be held or in the case

of shares to be issued in accordance with the terms

of convertible securities issued, made or granted

pursuant to this Resolution, until the issuance of

such shares in accordance with the terms of such

PROPOSAL #10.: Authorize the Directors of the Company        ISSUER            YES         AGAINST           AGAINST

 to offer and grant options under the Olam Employee

Share Option Scheme [''the Scheme''] and to allot and

 issue shares in the capital of the Company to all

the holders of options granted by the Company under

the Scheme, whether granted during the subsistence of

 this authority or otherwise, upon the exercise of

such options and in accordance with the terms and

conditions of the Scheme, provided always that the

aggregate number of additional ordinary shares to be

allotted and issued pursuant to the Scheme shall not

exceed 15% of the issued shares in the capital of the

 Company from time to time; [Authority expires at the

 earlier of the conclusion of the Company's next AGM

or the date by which the next AGM of the Company is

required by law to be held, whichever is earlier]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OLAM INTERNATIONAL LTD, SINGAPORE

  TICKER:                  N/A                 CUSIP:   Y6421B106

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Amend the Memorandum of Association of        ISSUER            YES             FOR                  FOR

 the Company as specified

PROPOSAL #S.2: Approve and adopt the new Articles of         ISSUER            YES             FOR                  FOR

Association of the Company as specified in

substitution for, and to the exclusion of, the

existing Articles of Association of the Company

PROPOSAL #3.: Approve and adopt, subject to and                 ISSUER            YES             FOR                  FOR

contingent upon the passing of Resolution S.2 above,

the scrip dividend scheme to be known as the Olam

Scrip Dividend Scheme [Olam Scrip Dividend Scheme],

under which the Directors of the Company [the

Directors'] may, whenever the Directors, or the

Company in general meeting, have resolved that a

dividend [including an interim, final, special or

other dividend] be paid or declared on the ordinary

shares in the capital of the Company [the Shares],

resolve that Shareholders entitled to such dividend

may elect to receive part only or all of an allotment

 of shares credited as fully paid in lieu of cash in

respect of the dividend [further particulars of which

 are as specified in respect of the proposed Olam

Scrip Dividend Scheme]; and authorize the Directors

to establish and administer the Olam Scrip Dividend

Scheme, to modify and/or alter the Olam Scrip

Dividend Scheme from time to time and to do all such

acts and things and to enter into all such

transactions and arrangements as may be necessary or

expedient in order to give full effect to the Olam

Scrip Dividend Scheme, for the purposes of, in

connection with or where contemplated by the Olam

Scrip Dividend Scheme, to: allot and issue from time

to time shares [including shares issued to any party

pursuant to Other Arrangements [as specified in this

resolution Olam Scrip Dividend Scheme statement]

entered into by the Company in accordance with the

Olam Scrip Dividend Scheme]; and/or make or grant

offers, agreements or options that might or would

require shares to be issued during the continuance of

 this authority or thereafter, at any time and upon

such terms and conditions and to or with such persons

 as the Directors may, in their absolute discretion,

deem fit; and issue shares in pursuance of any offer,

 agreement or option made or granted by the Directors

 of the Company while such authority was in force

[notwithstanding that such issue of such shares

pursuant to the offer, agreement or option may occur

after the expiration of the authority contained in

this Resolution 3]; and to complete and do all acts

and things [including executing such documents as may

 be required in connection with the Olam Scrip

Dividend Scheme] as they or he may consider

desirable, necessary or expedient to give full effect

 to this Resolution 3 and the Olam Scrip Dividend

PROPOSAL #4.: Authorize the Directors, for the                   ISSUER            YES             FOR                  FOR

purposes Companies Act [Chapter 50 of Singapore] [the

 'Companies Act'], to purchase or otherwise acquire

the shares not exceeding in aggregate 10% of the

issued ordinary share capital of the Company, by way

of on-market purchases on the Singapore Exchange

Securities Trading Limited [SGX-ST] and/or off-market

 purchases effected otherwise than on the SGX-ST in

accordance with any equal access scheme(s) which

satisfies the conditions prescribed by the Act, at a

price of up to 105% of the average of the closing

market prices of a share over the last 5 market days

in the case of an off-market share purchase and a

price up to 120% of such average closing price in

case of off-market purchase [share purchase mandate];

 and authorize the Directors of the Company and/or

any of them to complete and do all such acts and

things deemed necessary, expedient, incidental or in

the interests of the Company to give effect to the

transactions contemplated and/or authorized by this

resolution; [Authority expires the earlier of the

date of the next AGM of the Company or the date when

the purchase of shares is carried out to the full

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OLAM INTERNATIONAL LTD, SINGAPORE

  TICKER:                  N/A                 CUSIP:   Y6421B106

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors or any of them         ISSUER            YES             FOR                  FOR

to place, through the Joint Lead Managers, the

Optional Bonds to Breedens Investments Pte. Ltd.,

pursuant to Rule 812(2) of the Listing Manual;  issue

 the Optional Bonds and the Conversion Shares arising

 from the conversion of the Optional Bonds, pursuant

to, including without limitation, Rule 805(1) of the

Listing Manual and Section 161 of the Companies Act;

and permit the possible transfer of a controlling

interest to Temasek Holdings [Private] Limited,

Temasek Capital [Private] Limited and/or Seletar

Investments Pte Ltd under the circumstances described

 in the Shareholder Circular as a result of the

placement of the Optional Bonds to Breedens

Investments Pte. Ltd., pursuant to Rule 803 of the

Listing Manual

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OLYMPUS CORPORATION

  TICKER:                  N/A                 CUSIP:   J61240107

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OMRON CORPORATION

  TICKER:                  N/A                 CUSIP:   J61374120

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ONESTEEL LTD

  TICKER:                  N/A                 CUSIP:   Q7134W113

  MEETING DATE:      11/16/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the remuneration                ISSUER            YES             FOR                  FOR

report for the YE 30 JUN 2009

PROPOSAL #2.: Re-elect Mr. R.B. Davis as a Director,         ISSUER            YES             FOR                  FOR

in accordance with Article 9 of the Company's

Constitution, who retires by rotation

PROPOSAL #3.: Re-elect Mr. G.J. Smorgon as a                       ISSUER            YES             FOR                  FOR

Director, in accordance with Article 9 of the

Company's Constitution, who retires by rotation

PROPOSAL #4.: Approve, for the purpose of ASX Listing        ISSUER            YES             FOR                  FOR

 Rule 7.4 and for all other purposes, the issue of

133,333,333 fully paid ordinary shares on 30 APR 2009

 to Institutional Investors who participated in the

Institutional Placement, at an issue price of AUD

1.80 per fully paid ordinary share

PROPOSAL #S.5: Amend the Company's Constitution as            ISSUER            YES             FOR                  FOR

specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ONO PHARMACEUTICAL CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J61546115

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORACLE CORPORATION JAPAN

  TICKER:                  N/A                 CUSIP:   J6165M109

  MEETING DATE:      8/27/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                     ISSUER            YES             FOR                  FOR

Revisions Related to Dematerialization of Shares and

the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Authorize Use of Stock Option Plan, and         ISSUER            YES             FOR                  FOR

Allow Board to Authorize Use of Stock Option Plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORICA LTD

  TICKER:                  N/A                 CUSIP:   Q7160T109

  MEETING DATE:      12/16/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report, the                 ISSUER             NO              N/A                  N/A

Directors' report and the Auditor's report for the YE

 30 SEP 2009

PROPOSAL #2.1: Re-elect Michael Tilley as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation in accordance with Rule 58.1

 of the Company's Constitution

PROPOSAL #2.2: Re-elect Nora Scheinkestel as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

Rule 58.1 of the Company's Constitution

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 SEP 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORIENT OVERSEAS INTL LTD

  TICKER:                  N/A                 CUSIP:   G67749153

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the audited Financial Statements          ISSUER            YES             FOR                  FOR

and the reports of the Directors and the Auditor for

the YE 31 DEC 2009

PROPOSAL #2.a: Re-election of  Mr. TUNG Chee Chen as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #2.b: Re-election of Mr. TUNG Lieh Sing Alan        ISSUER            YES             FOR                  FOR

 as a Director

PROPOSAL #2.c: Re-election of Professor WONG Yue Chim        ISSUER            YES             FOR                  FOR

 Richard as a Director

PROPOSAL #3: Authorize the Board of Directors to fix         ISSUER            YES             FOR                  FOR

the Directors' remuneration

PROPOSAL #4: Re-appointment of PricewaterhouseCoopers        ISSUER            YES             FOR                  FOR

 as the Auditor and to authorise the Board of

Directors to fix their remuneration

PROPOSAL #5.a: Authorize the Directors to allot,                ISSUER            YES             FOR                  FOR

issue and otherwise deal with the shares as specified

  or additional shares of the Company and to make,

issue or grant offers, agreements, options or

warrants which will or might require the exercise of

such mandate either during or after the relevant

period, otherwise than pursuant to a right issue,

bonus issue, issue of scrip dividends or the exercise

 of rights of subscription or conversion under the

terms of any shares, bonds, warrants or other

securities carrying a right to subscribe for or

purchase shares of the Company issued by the Company

PROPOSAL #5.b: Authorize the Directors to purchase            ISSUER            YES             FOR                  FOR

the shares  as specified  during the relevant period,

 to purchase the shares, provided however that the

aggregate nominal amount of such shares, or  as the

case may be , conversion, subscription or purchase

rights attaching to the respective securities, to be

purchased shall not exceed 10% of the aggregate

nominal amount of the shares, or  as the case may be

 conversion, subscription or purchase rights

attaching to those securities, in issue as at the

date of passing of this resolution; Authority expires

 the earlier of conclusion of the next AGM of the

Company or the expiration of the period within which

the next AGM of the Company is required by Bermuda

laws or the Bye-laws of the Company to be held

PROPOSAL #5.c: Approve to extend the general mandate         ISSUER            YES             FOR                  FOR

granted to the Directors to allot Shares pursuant to

the resolution as specified in Resolution 5.A by the

addition thereto of an amount representing the

aggregate nominal amount of the share capital of the

Company purchased, or that share capital which would

fall to be subscribed or purchased pursuant to the

conversion, subscription or purchase rights attaching

 to any other securities purchased, by the Company

pursuant to the authority granted by the resolution

specified in Resolution 5.B, provided that such

amount shall not exceed 10% of the aggregate nominal

amount of the shares, or  as the case may be

conversion, subscription or purchase rights attaching

 to those securities, in issue as at the date of

passing of this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORIENTAL LAND CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J6174U100

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORIGIN ENERGY LTD

  TICKER:                  N/A                 CUSIP:   Q71610101

  MEETING DATE:      10/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements of the        ISSUER             NO              N/A                  N/A

 Company and the entities it controlled during the

year for the YE 30 JUN 2009 and the reports of the

Directors and the Auditors thereon

PROPOSAL #2.: Adopt the remuneration report of the            ISSUER            YES             FOR                  FOR

Company and the entities it controlled during the

year for the YE 30 JUN 2009

PROPOSAL #3.1: Re-elect Trevor Bourne as a Director,         ISSUER            YES             FOR                  FOR

who retires by rotation

PROPOSAL #3.2: Re-elect Helen M. Nugent as a                       ISSUER            YES             FOR                  FOR

Director, who retire by rotation

PROPOSAL #3.3: Elect John H. Akehurst as a Director,         ISSUER            YES             FOR                  FOR

in accordance with the Company's Constitution

PROPOSAL #3.4: Elect Karen A. Moses as a Director, in        ISSUER            YES             FOR                  FOR

 accordance with the Company's Constitution

PROPOSAL #4.: Approve that to satisfy the Company's          ISSUER            YES             FOR                  FOR

decision to deliver Managing Director Mr. Grant King

with a long term incentive for the YE 30 JUN 2009 and

 2010 the grant to Mr. Grant King, of: options to

subscribe for fully paid ordinary shares in the

Company, at an exercise price equal to the origin

energy market price and performance shares rights to

subscribe for fully paid ordinary shares in the

Company [in equal proportions by value as determined

on 02 NOV 2009 and to a total value equal to Mr.

King's long term incentive entitlement for the 2008-

09 FY] and the allotment to Mr. Grant King of fully

paid ordinary shares in the Company pursuant to the

valid exercise of those options and performance share

 rights; and a) options to subscribe for fully paid

ordinary shares in the Company, at an exercise price

equal to the origin energy market price and

performance shares rights to subscribe for fully paid

 ordinary shares in the Company [in equal proportions

 by value as determined on 01 SEP 2010 and to the

total value of Mr. King's long term incentive

entitlement for the 2009-10 FY] and the allotment to

Mr. Grant King of fully paid ordinary shares in the

Company pursuant to the valid exercise of those

options and performance share rights; or b)

performance share rights to subscribe for fully paid

ordinary shares in the Company [to a total value, as

determined on 01 SEP 2010, equal to Mr. King's long

term incentive entitlement for the 2009-10 FY] and

the allotment to Mr. Grant King of fully paid

ordinary shares in the Company pursuant to the valid

exercise of those performance share rights; in each

case on the terms as specified

PROPOSAL #5.: Approve that to satisfy the Company's          ISSUER            YES             FOR                  FOR

decision to deliver Executive Director Ms. Karen

Moses with a long term incentive for the YE 30 JUN

2009 and 2010, the grant to Ms. Moses, of: options to

 subscribe for fully paid ordinary shares in the

Company, at an exercise price equal to the origin

energy market price and performance shares rights to

subscribe for fully paid ordinary shares in the

Company [in equal proportions by value as determined

on 02 NOV 2009 and to a total value equal to Ms.

Karen Moses' long term incentive entitlement for the

2008-09 FY] and the allotment to Ms. Karen Moses of

fully paid ordinary shares in the Company pursuant to

 the valid exercise of those Options and Performance

Share Rights; and a) options to subscribe for fully

paid ordinary shares in the Company, at an exercise

price equal to the origin energy market price and

performance shares rights to subscribe for fully paid

 ordinary shares in the Company [in equal proportions

 by value as determined on 01 SEP 2010 and to a total

 value equal to Ms. Karen Moses' long term incentive

entitlement for the 2009-10 FY] and the allotment to

Ms. Karen Moses of fully paid ordinary shares in the

Company pursuant to the valid exercise of those

options and performance share rights; or b)

performance share rights to subscribe for fully paid

ordinary shares in the Company [to a total value

equal, as determined on 01 SEP 2010, to Ms. Karen

Moses' long term incentive entitlement for the 2009-

10 FY] and the allotment to Ms. Karen Moses of fully

paid ordinary shares in the Company pursuant to the

valid exercise of those performance share rights in

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORIX CORPORATION

  TICKER:                  N/A                 CUSIP:   J61933123

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OSAKA GAS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J62320114

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OTSUKA CORPORATION

  TICKER:                  N/A                 CUSIP:   J6243L107

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Appoint a Director                                            ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OVERSEA-CHINESE BANKING CORPORATION LTD, SINGAPORE

  TICKER:                  N/A                 CUSIP:   Y64248209

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited accounts for the FYE        ISSUER            YES             FOR                  FOR

 31 DEC 2009 and the reports of the Directors and the

 Auditors thereon

PROPOSAL #2.A: Re-appoint Mr. Lee Seng Wee as a                 ISSUER            YES             FOR                  FOR

Director under Section 153 6  of the Companies Act,

Chapter 50, to hold from the date of this AGM until

the next AGM

PROPOSAL #2.B: Re-appoint Mr. Patrick Yeon Khwai Hoh         ISSUER            YES             FOR                  FOR

as a Director under Section 15 6  of the Companies

Act, Chapter to hold from the date of this AGM until

the next AGM

PROPOSAL #3.A: Re-elect Mr. David Philbrick Conner as        ISSUER            YES             FOR                  FOR

 a Director who retires by rotation

PROPOSAL #3.B: Re-elect Professor Neo Boon Slong as a        ISSUER            YES             FOR                  FOR

 Director who retires by rotation

PROPOSAL #4: Approve the final one-tier exempt                   ISSUER            YES             FOR                  FOR

dividend of 14 cents per ordinary share, in respect

of the FYE 31 DEC 2009

PROPOSAL #5: Approve the remuneration of the Non-               ISSUER            YES             FOR                  FOR

executive Directors of the Bank for the FYE 31 DEC

2009 comprising the following: a) Directors' fees of

SGD 1,746,000; b) 6,000 ordinary shares in the

capital of the Bank for each Non-executive Director

of the bank and for this purpose to pass the

following resolution with or without amendments as an

 ordinary resolution: i) pursuant to Article 140 of

the Articles of Association of the bank, authorize

the Directors of the bank to allot and issue an

aggregate of 60,000 ordinary shares in the capital of

 the bank  the Remuneration Shares  as bonus shares

for which no consideration is payable, to The Capital

 Depository Plc  Limited for the account of: 1) Mr.

Bobby Chin Yoka Choong  or for the account of such

depository agents as he may direct  Contd..

PROPOSAL #6: Appoint Auditors and approve to fix                ISSUER            YES             FOR                  FOR

their remuneration

PROPOSAL #7: Authorize the Directors of the Bank to :        ISSUER            YES             FOR                  FOR

 1) i) issue ordinary shares in the capital of the

bank  Ordinary Shares  whether by way of rights,

bonus or otherwise; and/or ii) make or grant offers,

agreements or options collectively, Instruments  that

 might or would require ordinary shares to be issued,

 including but not limited to the creation and issue

of  as well as adjustments to  warrants, debentures

or other instruments convertible into ordinary

shares; on a pro rata basis to shareholders of the

bank, at any time upon such terms and conditions and

for such purposes as the Directors may in their

absolute discretion deem fit, and ii)

notwithstanding the authority conferred by this

resolution may have ceased to be in force  issue

ordinary shares in pursuance of any instrument made

or granted by the Directors while this Contd..

PROPOSAL #8: Authorize the Directors of the Bank to:         ISSUER            YES             FOR                  FOR

i) offer and grant options in accordance with the

provisions of the OCBC share option scheme 2001  the

2001 Scheme  and/or grant rights to subscribe for

ordinary shares in accordance with the provisions of

the OCBC employee share purchase plan  the Plan ; and

 ii) allot and issue from time to time such number of

 ordinary shares in the capital of bank as may be

required to be issued pursuant to the exercise

options under the 2001 scheme and/or such number of

ordinary shares in the capital of the bank as may be

required to be issued pursuant to the exercise of

rights to subscribe for ordinary shares, under the

PROPOSAL #9: Authorize the Directors of the Bank to          ISSUER            YES             FOR                  FOR

allot and issue from time to time such number of

ordinary shares as may be required to be allotted and

 issued pursuant to the Overseas Chinese Banking

Corporation Limited Scrip Dividend Scheme

PROPOSAL #10: Authorize the Directors of the Bank to:        ISSUER            YES             FOR                  FOR

 i) allot and issue preference share referred to in

Articles 7A, 7B, 7C, 7D, 7E, 7F, 7G, 7H, 7I, 7J, 7K,

7L and 7M of the Articles of Association of the bank,

 other preference shares or non-voting shares in the

capital of the bank whether by way of rights, bonus

or otherwise; and/or ii) make or grant offers,

agreements or options that might or would require

preference shares referred to in this resolution or

non-voting shares to be issued, not being ordinary

shares to which the authority referred to in

Resolution 7 relates at any time and upon such terms

and conditions and for such purposes and to such

persons as the Directors may in their absolute

discretion deem fit, and  notwithstanding the

authority conferred by this resolution may have

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OVERSEA-CHINESE BANKING CORPORATION LTD, SINGAPORE

  TICKER:                  N/A                 CUSIP:   Y64248209

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Authorize the Directors of the Bank, for        ISSUER            YES             FOR                  FOR

 the purposes of Sections 76C and 76E of the

Companies Act, Chapter 50 of Singapore [the Companies

 Act], to purchase or otherwise acquire issued

ordinary shares in the capital of the Bank [Ordinary

Shares], not exceeding in aggregate the Maximum limit

 [as specified], at such price or prices as may be

determined by the Directors from time to time up to

the maximum price [as defined] whether by way of:

market purchase[s] on the Singapore Exchange

Securities Trading Limited [SGX-ST] and/or any other

stock exchange on which the ordinary shares may for

the time being be listed and quoted [other Exchange]

and/or; off-market purchase[s] if effected otherwise

than on the SGX-ST or, or as the case may be, other

exchange] in accordance with any equal access

Scheme[s] as may be determined or CONTD

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OZ MINERALS LTD

  TICKER:                  N/A                 CUSIP:   Q7161P106

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: To receive and consider the financial            ISSUER             NO              N/A                  N/A

report of the Company for the YE 31 DEC 2009 together

 with the Directors' report, Directors' Declaration

and Auditor's report as specified in the 2009 annual

PROPOSAL #2.i: Re-election of Mr. Neil Hamilton as a         ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with Article 6.3(h) of the Company's Constitution

PROPOSAL #2.ii: Re-election of Mr. Paul Dowd as a              ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with Article 6.3(h) of the Company's Constitution

PROPOSAL #2.iii: Re-election of Mr. Charles Lenegan          ISSUER            YES             FOR                  FOR

as a Director of the Company, who retires in

accordance with Article 6.3(h) of the Company's

PROPOSAL #2.iv: Re-election of Mr. Brian Jamieson as         ISSUER            YES             FOR                  FOR

a Director of the Company, who retires in accordance

with Article 6.3(c) of the Company's Constitution

PROPOSAL #3: Adopt the Company's remuneration report         ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009

PROPOSAL #4: Authorize the Company to grant to the            ISSUER            YES             FOR                  FOR

Company's Managing Director  'MD'  & Chief Executive

Officer  'CEO' , Mr. Terry Burgess, a total of up to

2,800,000 performance rights to be granted over 3

years under the OZ Minerals Performance Rights Plan

on the terms as specified

PROPOSAL #S.5: Approve to modify the Constitution of         ISSUER            YES             FOR                  FOR

the Company, with effect from the date of the

meeting, by deleting the proportional takeover

provisions set out in existing Schedule 5 and

replacing them with a new Schedule 5 in the terms

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PALADIN ENERGY LTD, SUBIACO WA

  TICKER:                  N/A                 CUSIP:   Q7264T104

  MEETING DATE:      11/25/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #2.: Re-elect Mr. Donald Myron Shumka as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.: Approve, for the purposes of Listing            ISSUER            YES             FOR                  FOR

Rule 7.2, Exception 9, as an exception to Listing

Rule 7.1, and for the purposes of Section 613 of the

TSX Company Manual, and for all other purposes, the

Performance Share Rights Plan for employees

[including Directors] of the Company known as the

Paladin Energy Ltd Employee Performance Share Rights

Plan and the grant of Performance Rights and the

issue of Ordinary Shares under such Plan, as specified

PROPOSAL #4.: Approve, for the purposes of Section            ISSUER            YES             FOR                  FOR

613 of the TSX Company Manual, and for all other

purposes, the Performance Share Rights Plan for

contractors of the Company known as the Paladin

Energy Ltd Contractor Performance Share Rights Plan

and the grant of Performance Rights and the issue of

Ordinary Shares under such Plan, as specified

PROPOSAL #5.: Approve, under and for the purposes of         ISSUER            YES             FOR                  FOR

ASX Listing Rule 10.14 and for all other purposes,

the grant of up to 1,000,000 Performance Rights under

 the Paladin Energy Ltd Employee Performance Share

Rights Plan over the next 3 years to John Borshoff;

the terms of grant of the Performance Rights are as

specified and the number of Performance Rights to be

granted will be 300,000 in 2009 and the maximum

number to be granted in subsequent years is to be

calculated in accordance with the specified formula,

the actual number to be issued being determined at

the discretion of the Board

PROPOSAL #6.: Ratify, for the purposes of Listing              ISSUER            YES             FOR                  FOR

Rule 7.4 of the Listing Rules of the ASX and for all

other purposes, the allotment and issue of 93,450,000

 Ordinary Shares

PROPOSAL #S.7: Approve, for the purposes of Section          ISSUER            YES             FOR                  FOR

648G of the Corporations Act and all other purposes,

to renew the Company's proportional takeover approval

 provisions as set out in Clause 32 of the of the

Constitution of the Company, for a period of 3 years

commencing on the day this resolution is passed

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PANASONIC CORPORATION

  TICKER:                  N/A                 CUSIP:   J6354Y104

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.14: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.15: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.18: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.19: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PANASONIC ELECTRIC WORKS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J6355K103

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PCCW LTD

  TICKER:                  N/A                 CUSIP:   Y6802P120

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited financial         ISSUER            YES             FOR                  FOR

statements of the Company and the reports of the

Directors and the Independent Auditor for the YE 31

DEC 2009

PROPOSAL #2: Declare a final dividend of 13.3 HK                ISSUER            YES             FOR                  FOR

cents in respect of the YE 31 DEC 2009

PROPOSAL #3.a: Re-election of Mr. Li Tzar Kai,                   ISSUER            YES             FOR                  FOR

Richard as a Director

PROPOSAL #3.b: Re-election of Mr. Alexander Anthony          ISSUER            YES             FOR                  FOR

Arena as a Director

PROPOSAL #3.c: Re-election of Dr. The Hon Sir David          ISSUER            YES             FOR                  FOR

Li Kwok Po as a Director

PROPOSAL #3.d: Re-election of Mr. Aman Mehta as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.e: Re-election of The Hon Raymond George         ISSUER            YES             FOR                  FOR

Hardenbergh Seitz as a Director

PROPOSAL #3.f: Re-election of Mr. Tse Sze Wing,                 ISSUER            YES             FOR                  FOR

Edmund as a Director

PROPOSAL #3.g: Authorize the Directors to fix the              ISSUER            YES             FOR                  FOR

remuneration of the Directors

PROPOSAL #4: Re-appointment of Messrs.                                 ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as the Auditor and authorize

the Directors to fix their remuneration

PROPOSAL #5: Authorize the Directors to grant a                 ISSUER            YES             FOR                  FOR

general mandate to issue new shares in the capital of

 the Company

PROPOSAL #6: Authorize the Directors to grant a                 ISSUER            YES             FOR                  FOR

general mandate to repurchase the Company's own

Securities

PROPOSAL #7: Approve to extend the general mandate            ISSUER            YES             FOR                  FOR

granted to the Directors pursuant to Ordinary

Resolution 5

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PERPETUAL LTD, SYDNEY NSW

  TICKER:                  N/A                 CUSIP:   Q9239H108

  MEETING DATE:      10/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-appoint Ms. Elizabeth Proust as a            ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with Clause 20.9.1 of the Company's Constitution

PROPOSAL #2.: Adopt the remuneration report of the            ISSUER            YES             FOR                  FOR

Company for the FYE 30 JUN 2009

PROPOSAL #3.: Approve, for the purposes of Australian        ISSUER            YES             FOR                  FOR

 Securities Exchange [ASX] Listing Rule 10.14, the

issue of ordinary shares and grant of options to

acquire ordinary shares in the Company to Mr. David

Deverall, the Company's Chief Executive Officer and

Managing Director, under the Company's Executive

Share Plan and Executive Option Plan, up to 3 years

after the date of this meeting, in accordance with

the Company's Executive Service Agreement with Mr.

Deverall and on the specified terms

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  QANTAS AIRWAYS LTD

  TICKER:                  N/A                 CUSIP:   Q77974105

  MEETING DATE:      10/21/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report, the                 ISSUER             NO              N/A                  N/A

Directors' report and the Independent Audit report of

 Qantas Airways Limited for the FYE 30 JUN 2009

PROPOSAL #2.a: Re-elect General Peter Cosgrove as an         ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of Qantas Airways

Limited, who retires in accordance with the

Constitution

PROPOSAL #2.b: Re-elect Garry Hounsell as an                       ISSUER            YES             FOR                  FOR

Independent Non-executive Director of Qantas Airways

Limited, who retires in accordance with the

Constitution

PROPOSAL #2.c: Re-elect James Strong, AO as an                   ISSUER            YES             FOR                  FOR

Independent Non-executive Director of Qantas Airways

Limited, who retires in accordance with the

Constitution

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES         AGAINST           AGAINST

YE 30 JUN 2009 [as specified]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  QBE INSURANCE GROUP LTD

  TICKER:                  N/A                 CUSIP:   Q78063114

  MEETING DATE:      3/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive the financial reports and            ISSUER             NO              N/A                  N/A

the reports of the Directors and the Auditors of the

Company for the YE 31 DEC 2009

PROPOSAL #2.: Adopt the remuneration report of the            ISSUER            YES             FOR                  FOR

Company for the FYE 31 DEC 2009, in accordance with

Section 250R 3 of the Corporations Act

PROPOSAL #3.: Approve, for the purposes of ASX                   ISSUER            YES             FOR                  FOR

Listing Rule 10.14 and for all other  purposes the

grant to the Chief Executive Officer, Mr. FM

O'Halloran of conditional rights over a maximum of

110,000 ordinary shares in the Company and either the

 issue or transfer of ordinary shares in the Company

on  satisfaction of and subject to the conditions

attached to the conditional rights under the

Company's 2009 Deferred Compensation Plan

PROPOSAL #4.A: Re-elect Mr. L.F. Bleasel as a                     ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with Clause 76 of the Company's

PROPOSAL #4.B: Re-elect Mr. D.M. Boyle as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires by rotation in accordance

 with Clause 76 of the Company's Constitution

PROPOSAL #5.: Election of Mr. J.M. Green as a                     ISSUER            YES             FOR                  FOR

Director of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RAKUTEN,INC.

  TICKER:                  N/A                 CUSIP:   J64264104

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Expand Business                 ISSUER            YES             FOR                  FOR

Lines, Increase Board Size to 16

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Directors

PROPOSAL #4: Allow Board to Authorize Use of Stock            ISSUER            YES             FOR                  FOR

Option Plan, Authorize Use of Stock Options, and

Authorize Use of Compensation-based Stock Option Plan

 for Directors and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RESONA HOLDINGS, INC.

  TICKER:                  N/A                 CUSIP:   J6448E106

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Change Company's              ISSUER            YES             FOR                  FOR

Location to Koto-ku, Tokyo, Eliminate Articles

Related to Class 9 Preferred Shares and Class 9

Preferred Shareholders Meetings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RICOH COMPANY,LTD.

  TICKER:                  N/A                 CUSIP:   J64683105

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RINNAI CORPORATION

  TICKER:                  N/A                 CUSIP:   J65199101

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Substitute Corporate Auditor           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RIO TINTO LTD

  TICKER:                  N/A                 CUSIP:   Q81437107

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Company's financial report          ISSUER            YES             FOR                  FOR

and the reports of the Directors and the Auditors for

 the YE 31 DEC 2009

PROPOSAL #2: Approve the remuneration report for the         ISSUER            YES             FOR                  FOR

YE 31 DEC 2009 as specified

PROPOSAL #3: Election of Robert Brown as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Election of Ann Godbehere as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #5: Election of Sam Walsh as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-elect Guy Elliott as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-elect Michael Fitzpatrick as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8: Re-elect Lord Kerr as a Director                      ISSUER            YES             FOR                  FOR

PROPOSAL #9: Re-appoint PricewaterhouseCoopers LLP as        ISSUER            YES             FOR                  FOR

 the Auditors of Rio Tinto plc to hold office until

the conclusion of the next AGM at which accounts are

laid before Rio Tinto plc and authorize the Audit

committee to determine the Auditors' remuneration

PROPOSAL #S.10: Grant authority to buybacks by Rio            ISSUER            YES             FOR                  FOR

Tinto Limited of fully paid ordinary shares in Rio

Tinto Limited  Ordinary Shares  in the period

following this approval until  and including  the

date of the Rio Tinto Limited 2011 AGM or 21 APR 2011

  whichever is the later : (a) under one or more off-

market buyback tender schemes in accordance with the

terms as specified; and (b) pursuant to on-market

buybacks by Rio Tinto Limited in accordance with the

Listing Rules of the Australian Securities Exchange,

but only to the extent that the number of Ordinary

Shares bought back pursuant to the authority in this

resolution, whether under any Buyback Tenders or

pursuant to any on-market buybacks, does not in that

period exceed 43.5 million Ordinary Shares

PROPOSAL #S.11: Grant authority to buybacks by Rio            ISSUER            YES             FOR                  FOR

Tinto Limited of Ordinary Shares from Tinto Holdings

Australia Pty Limited  THA  in the period following

this approval until  and including  the date of the

Rio Tinto Limited 2011 AGM or 21 APR 2011  whichever

is the later  upon the terms and subject to the

conditions set out in the draft buyback agreement

between Rio Tinto Limited and THA  entitled 2010 RTL-

THA Agreement , as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RIO TINTO LTD

  TICKER:                  N/A                 CUSIP:   Q81437107

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Company's financial report          ISSUER            YES             FOR                  FOR

and the reports of the Directors and the Auditors for

 the YE 31 DEC 2009

PROPOSAL #2: Approve the remuneration report for the         ISSUER            YES         AGAINST           AGAINST

YE 31 DEC 2009 as specified in the 2009 annual report

PROPOSAL #3: Election of Robert Brown as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Election of Ann Godbehere as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #5: Election of Sam Walsh as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-election of Guy Elliott as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-election of Michael Fitzpatrick as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8: Re-election of Lord Kerr as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #9: Re-appoint PricewaterhouseCoopers LLP as        ISSUER            YES             FOR                  FOR

 the Auditors of Rio Tinto Plc to hold office until

the conclusion of the next AGM at which accounts are

laid before Rio Tinto Plc and to authorize the Audit

Committee to determine the Auditor's remuneration

PROPOSAL #S.10: Grant authority to buybacks by Rio            ISSUER            YES             FOR                  FOR

Tinto Limited of fully paid ordinary shares Rio Tinto

 Limited  Ordinary Shares  in the period following

this approval until  and including  the date of the

Rio Tinto Limited 2011 AGM or 21 APR 2011  whichever

is the later : a) under one or more off-market

buyback tender schemes in accordance with terms as

specified  the Buyback Tenders ; and b) pursuant to

on-market buybacks by Rio Tinto Limited in accordance

 with the Listing Rules of the Australian Securities

Exchange, but only to the extent that the number of

ordinary shares bought back pursuant to the authority

 in this Resolution, whether under any buyback

tenders or pursuant to any on-market buybacks, does

not in that period exceed 43.5 million ordinary shares

PROPOSAL #S.11: Grant authority to buybacks by Rio            ISSUER            YES             FOR                  FOR

Tinto Limited of ordinary shares from Tinto Holdings

Australia Pty Limited  THA  in the period following

this approval until  and including  the date of the

Rio Tinto Limited 2011 AGM or 21 APR 2011 whichever

is the later  upon the terms and subject to the

conditions set out in the draft buyback agreement

between Rio Tinto Limited and THA  entitled 2010 RTL-

THA Agreement , as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROHM COMPANY LIMITED

  TICKER:                  N/A                 CUSIP:   J65328122

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SANDS CHINA LTD

  TICKER:                  N/A                 CUSIP:   G7800X107

  MEETING DATE:      6/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements and the reports of the Directors

 and auditors for the YE 31 DEC 2009

PROPOSAL #2.A: Re-elect of Mr. Sheldon Gary Adelson          ISSUER            YES             FOR                  FOR

as Non-Executive Director

PROPOSAL #2.B: Re-elect of Mr. Steven Craig Jacobs as        ISSUER            YES             FOR                  FOR

 an Executive Director

PROPOSAL #2.C: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the respective Directors' remuneration

PROPOSAL #3: Re-appoint of PricewaterhouseCoopers as         ISSUER            YES             FOR                  FOR

the Auditors and to authorize the Board of Directors

to fix their remuneration

PROPOSAL #4: Approve to give a general mandate to the        ISSUER            YES             FOR                  FOR

 Directors to repurchase shares of the Company not

exceeding 10% of the issued share capital of the

Company as at the date of this resolution

PROPOSAL #5: Approve to give a general mandate to the        ISSUER            YES             FOR                  FOR

 Directors to allot, issue and deal with additional

shares of the Company not exceeding 20% of the issued

 share capital of the Company as at the date of this

resolution

PROPOSAL #6: Approve to extend the general mandate            ISSUER            YES             FOR                  FOR

granted to the Directors to allot, issue and deal

with additional shares of the Company by the

aggregate nominal amount of the shares repurchased by

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SANKYO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J67844100

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SANTEN PHARMACEUTICAL CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J68467109

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Provision of Retirement                     ISSUER            YES             FOR                  FOR

Allowance for Retiring Corporate Auditors

PROPOSAL #5.: Amend the Compensation to be received          ISSUER            YES             FOR                  FOR

by  Directors

PROPOSAL #6.: Issuance of Rights to Subscribe for New        ISSUER            YES             FOR                  FOR

 Shares as Stock Options in favor of the Directors

PROPOSAL #7.: Issuance of Rights to Subscribe for New        ISSUER            YES             FOR                  FOR

 Shares as Stock Options in favor of the Corporate

Officers

PROPOSAL #8.: Renewal of the Countermeasures to                 ISSUER            YES         AGAINST           AGAINST

Large-scale Purchases of the Corporation's Shares

(Takeover Defense Measures)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SANTOS LTD

  TICKER:                  N/A                 CUSIP:   Q82869118

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and consider the financial                 ISSUER             NO              N/A                  N/A

report for the YE 31 DEC 2009 and the reports of the

Directors and the Auditor thereon

PROPOSAL #2.a: Re-election of Mr. Kenneth Alfred Dean        ISSUER            YES             FOR                  FOR

 as a Director, retires by rotation in accordance

with Rule 34(c) of the Company's Constitution

PROPOSAL #2.b: Election of Mr. Gregory John Walton            ISSUER            YES             FOR                  FOR

Martin as a Director, who was appointed a

PROPOSAL #2.c: Election of Ms. Jane Sharman                        ISSUER            YES             FOR                  FOR

Hemstritch as a Director, who was appointed a

PROPOSAL #3: Adopt the remuneration report for the YE        ISSUER            YES             FOR                  FOR

 31 DEC 2009

PROPOSAL #4: Authorize the Company to grant to the            ISSUER            YES             FOR                  FOR

Company's Chief Executive Officer and Managing

Director, Mr. David Knox, Share Acquisition Rights

under the Santos Employee Share Purchase Plan on the

terms as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SANYO ELECTRIC CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J68897107

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                     ISSUER            YES             FOR                  FOR

Revisions, Eliminate Articles Related to Class A and

B Shares

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAPPORO HOKUYO HOLDINGS,INC.

  TICKER:                  N/A                 CUSIP:   J69489102

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Adopt Reduction of          ISSUER            YES             FOR                  FOR

Liability System for Outside Directors

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve Retirement Allowance for                   ISSUER            YES             FOR                  FOR

Retiring Directors, and Payment of Accrued Benefits

associated with Abolition of Retirement Benefit

System for Current Corporate Officers

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAPPORO HOLDINGS LIMITED

  TICKER:                  N/A                 CUSIP:   J69413128

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Policy regarding Large-scale            ISSUER            YES         AGAINST           AGAINST

Purchases of Company Shares

PROPOSAL #5.1: Shareholders' Proposals : Appoint a            ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #5.2: Shareholders' Proposals : Appoint a            ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #5.3: Shareholders' Proposals : Appoint a            ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #5.4: Shareholders' Proposals : Appoint a            ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #5.5: Shareholders' Proposals : Appoint a            ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #5.6: Shareholders' Proposals : Appoint a            ISSUER            YES         AGAINST               FOR

Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SBI HOLDINGS,INC.

  TICKER:                  N/A                 CUSIP:   J6991H100

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Clarify the Maximum         ISSUER            YES             FOR                  FOR

Size of Board to 19

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.3: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SECOM CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J69972107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEGA SAMMY HOLDINGS INC.

  TICKER:                  N/A                 CUSIP:   J7028D104

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                   ISSUER            YES             FOR                  FOR

Revisions

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: To issue Stock Acquisition Rights as            ISSUER            YES             FOR                  FOR

Stock Options to Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEIKO EPSON CORPORATION

  TICKER:                  N/A                 CUSIP:   J7030F105

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEKISUI CHEMICAL CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J70703137

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Issuance of Share Acquisition          ISSUER            YES             FOR                  FOR

Rights as Stock Options

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEKISUI HOUSE,LTD.

  TICKER:                  N/A                 CUSIP:   J70746136

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEMBCORP INDS LTD

  TICKER:                  N/A                 CUSIP:   Y79711159

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Directors' report         ISSUER            YES             FOR                  FOR

and audited accounts for the YE 31 DEC 2009 and the

Auditors' report thereon

PROPOSAL #2: Declare a final ordinary tax exempt 1-           ISSUER            YES             FOR                  FOR

tier dividend of 15 cents per ordinary share for the

YE 31 DEC 2009

PROPOSAL #3: Re-elect Goh Geok Ling as a Director,            ISSUER            YES             FOR                  FOR

who retires by rotation pursuant to Article 93 of the

 Company's Articles of Association

PROPOSAL #4: Re-elect Evert Henkes as a Director, who        ISSUER            YES             FOR                  FOR

 retires by rotation pursuant to Article 93 of the

Company's Articles of Association

PROPOSAL #5: Re-elect Ang Kong Hua as a Director                ISSUER            YES             FOR                  FOR

retiring pursuant to Article 99 of the Company's

Articles of Association

PROPOSAL #6: Re-appoint Richard Hale, OBE (                        ISSUER            YES             FOR                  FOR

Independent Chairman of audit committee) as a

Director, who retires under Section 153(6) of the

Companies Act, Chapter 50 of Singapore, to hold

office from the date of this AGM until the next AGM

PROPOSAL #7: Approve the Directors' fees of SGD                 ISSUER            YES             FOR                  FOR

802,000 for the YE 31 DEC 2009

PROPOSAL #8: Re-appoint KPMG LLP as the Auditors of          ISSUER            YES             FOR                  FOR

the Company and authorize the Directors to fix their

remuneration

PROPOSAL #9: Authorize the Directors to issue shares         ISSUER            YES             FOR                  FOR

in the capital of the Company, whether by way of

rights, bonus or otherwise; and / or to make or grant

 offers, agreements or options that might or would

require shares to be issued, including but not

limited to the creation and issue of warrants,

debentures or other instruments convertible into

shares, at any time and upon such terms and

conditions and for such purposes and to such persons

as the Directors may, in their absolute discretion,

deem fit; and issue shares in pursuance of any

instrument made or granted by  the Directors while

this resolution was in force; provided that the

aggregate number of shares to be issued pursuant to

this resolution by way of renounceable rights issues

on a pro rata basis to shareholders of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEMBCORP INDS LTD

  TICKER:                  N/A                 CUSIP:   Y79711159

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Authorize the Company, for the purposes         ISSUER            YES             FOR                  FOR

of Chapter 9 of the Listing Manual [Chapter 9] of the

 Singapore Exchange Securities Trading Limited [the

SGX-ST], and its subsidiaries and associated

companies that are entities at risk [as that term is

used in Chapter 9], or any of them, to enter into any

 of the transactions falling within the types of

interested person transactions as specified with any

party who is of the class of interested persons as

specified, provided that such transactions are made

on normal commercial terms and in accordance with the

 review procedures for such interested person

transactions; [Authority expires until the conclusion

 of the next AGM of the Company]; and authorize the

Directors of the Company to complete and do all such

acts and things [including executing all such

documents as may be required] as they may consider

expedient or necessary or in the interests of the

Company to give effect to the IPT Mandate and/or this

PROPOSAL #2: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

for the purposes of Sections 76C and 76E of the

Companies Act, Chapter 50 of Singapore [the Companies

 Act], to purchase or otherwise acquire issued

ordinary shares in the capital of the Company [the

Shares] not exceeding in aggregate the Maximum Limit

[as specified], at such price or prices as may be

determined by the Directors from time to time up to

the Maximum Price [as specified], whether by way of:

[a] market purchase[s] on the SGX-ST; and/or [b] off-

market purchase[s] [if effected otherwise than on the

 SGX-ST] in accordance with any equal access

scheme[s] as may be determined or formulated by the

Directors as they consider fit, which scheme[s] shall

 satisfy all the conditions prescribed by the

Companies Act, and otherwise in accordance with all

other laws and regulations and rules of the SGX-ST as

 may for the time being be applicable, [the Share

Purchase Mandate]; [Authority expires the earlier of

the date on which the next AGM of the Company is held

 or the date by which the next AGM of the Company is

required by law to be held]; and to complete and do

all such acts and things [including executing such

documents as may be required] as they and/or he may

consider expedient or necessary to give effect to the

 transactions contemplated and/or authorized by this

Resolution

PROPOSAL #3: Authorize the SembCorp Industries Share         ISSUER            YES             FOR                  FOR

Option Plan, the SembCorp Industries Performance

Share Plan and the SembCorp Industries Restricted

Stock Plan [together, the Existing Share Plans] are

terminated, provided that such termination shall be

without prejudice to the rights of holders of options

 and awards accepted and outstanding under the

Existing Share Plans as at the date of such

termination; [2] a new performance share plan to be

known as the Sembcorp Industries Performance Share

Plan 2010 [the SCI PSP 2010], the rules of which, for

 the purpose of identification, have been subscribed

to by the Chairman of the Meeting, under which awards

 [PSP Awards] of fully paid up Shares, their

equivalent cash value or combinations thereof will be

 granted, free of payment, to selected employees

[including executive Directors] of the Company, its

subsidiaries and associated companies, details of

which are set out in the Circular, be and is hereby

approved; [3] the Directors of the Company be and are

 hereby authorized: [a] to establish and administer

the SCI PSP 2010; and [b] to modify and/or alter the

SCI PSP 2010 at any time and from time to time,

provided that such modification and/or alteration is

effected in accordance with the provisions of the SCI

 PSP 2010, and to do all such acts and to enter into

all such transactions and arrangements as may be

necessary or expedient in order to give full effect

to the SCI PSP 2010; and [4] the Directors of the

Company be and are hereby authorized to grant PSP

Awards in accordance with the provisions of the SCI

PSP 2010 and to allot and issue from time to time

such number of fully paid-up Shares as may be

required to be delivered pursuant to the vesting of

PSP Awards under the SCI PSP 2010, provided that: [a]

 the aggregate number of [i] new Shares allotted and

issued and/or to be allotted and issued, [ii]

existing Shares [including Shares held in treasury]

delivered and/or to be delivered, and [iii] Shares

released and/or to be released in the form of cash in

 lieu of Shares, pursuant to the SCI PSP 2010 and the

 SCI RSP 2010 [as defined in Resolution 4 below],

shall not exceed 7% of the total number of issued

Shares [excluding treasury shares] from time to time;

 and [b] the aggregate number of Shares under PSP

Awards and RSP Awards [as defined in Resolution 4

below] to be granted pursuant to the SCI PSP 2010 and

 the SCI RSP 2010 respectively during the period

commencing from this EGM and ending on the date of

the next AGM of the Company or the date by which the

next AGM of the Company is required by law to be

held, whichever is the earlier, shall not exceed 1%

of the total number of issued Shares [excluding

PROPOSAL #4: Authorize the Sembcorp Industries                   ISSUER            YES             FOR                  FOR

Restricted Share Plan 2010 [the SCI RSP 2010], the

rules of which, for the purpose of identification,

have been subscribed to by the Chairman of the

Meeting, under which awards [RSP Awards] of fully

paid-up Shares, their equivalent cash value [where

applicable] or combinations thereof [where

applicable] will be granted, free of payment, to

selected employees [including executive Directors]

and non-executive Directors of the Company, its

subsidiaries and associated companies, details of

which are set out in the Circular, be and is hereby

approved; [2] the Directors of the Company be and are

 hereby authorized: [a] to establish and administer

the SCI RSP 2010; and [b] to modify and/or alter the

SCI RSP 2010 at any time and from time to time,

provided that such modification and/or alteration is

effected in accordance with the provisions of the SCI

 RSP 2010, and to do all such acts and to enter into

all such transactions and arrangements as may be

necessary or expedient in order to give full effect

to the SCI RSP 2010; and [3] the Directors of the

Company be and are hereby authorized to grant RSP

Awards in accordance with the provisions of the SCI

RSP 2010 and to allot and issue from time to time

such number of fully paid-up Shares as may be

required to be delivered pursuant to the vesting of

RSP Awards under the SCI RSP 2010, provided that: [a]

 the aggregate number of [i] new Shares allotted and

issued and/or to be allotted and issued, [ii]

existing Shares [including Shares held in treasury]

delivered and/or to be delivered, and [iii] Shares

released and/or to be released in the form of cash in

 lieu of Shares, pursuant to the SCI RSP 2010 and the

 SCI PSP 2010, shall not exceed 7% of the total

number of issued Shares [excluding treasury shares]

from time to time; and [b] the aggregate number of

Shares under RSP Awards and PSP Awards to be granted

pursuant to the SCI RSP 2010 and the SCI PSP 2010

respectively during the period commencing from this

EGM and ending on the date of the next AGM of the

Company or the date by which the next AGM of the

Company is required by law to be held, whichever is

the earlier, shall not exceed 1% of the total number

of issued Shares [excluding treasury shares] from

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEMBCORP MARINE LTD

  TICKER:                  N/A                 CUSIP:   Y8231K102

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

the proposed renewal of the IPT mandate, for the

purposes of Chapter 9 of the Listing manual of the

Singapore Exchange Securities Trading Limited, for

the Company, its subsidiaries and associated

companies that are entities at risk, or any of them,

to enter into any of the transactions falling wit

hint he types of interested person with any party who

 is of the class of interested persons, provided that

 such transactions are made on normal commercial

terms and in accordance with the review procedures

for such interested person transactions, the approval

 given in this Resolution 1 above by the Company in

general meeting; [Authority expires at the conclusion

 of the next AGM of the Company]; to complete and do

all such acts and things as they may consider

expedient or necessary or in the interests of the

Company to give effect to the IPT mandate and or this

PROPOSAL #2: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

for the purposes of Sections 76C and 76E of the

Companies Act, Chapter 50 of Singapore [the Companies

 Act], to purchase or otherwise acquire issued

ordinary shares in the capital of the Company [the

Shares] not exceeding in aggregate the Maximum Limit

10% [as specified], at such price or prices as may be

 determined by the Directors from time to time up to

the maximum price [as specified], whether by way of:

market purchase(s) 105% on the SGX-ST and/or any

other securities exchange on which the shares may for

 the time being be listed and quoted [Other

Exchange]; and/or; off-market purchase(s) [if

effected otherwise than on the SGX-ST or, as the case

 may be, the Other Exchange] in accordance with any

equal access scheme(s) as may be determined or

formulated by the Directors as they consider fit,

which scheme(s) shall satisfy all the conditions

prescribed by the Companies Act, and otherwise in

accordance with all other laws and regulations and

rules of the SGX-ST as may for the time being be

applicable, [the Share Purchase Mandate ]; [Authority

 expires the earlier of the conclusion of the date on

 which the next AGM of the Company is held or the

date by which the next AGM of the Company is required

PROPOSAL #3: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

the proposed adoption of the Scm Psp 2010 that the

SembCorp Marine Share Option Plan, the SembCorp

Marine Performance Share Plan and the SembCorp Marine

 Restricted Stock Plan terminated, provided that such

 termination shall be without prejudice to the rights

 of holders of options and awards accepted and out

standing under the existing Share Plans as at the

date of such termination, a New Performance Share

Plan to be known as the SembCorp Marine Performance

Share Plan 2010 the rules of which , for the purpose

of identification, have been subscribed to by the

Chairman of the meeting, under which awards of fully

paid up shares, their equivalent cash value or

combinations thereof will be granted, free of

payment, to selected employees of the Company, its

subsidiaries and associated companies, to establish

and administer the Scm Psp 2010, and, to modify and

or altert he Scm Psp 2010 at any time and from time

to time, provided that such modification and or

alteration is effected in accordance with the

provisions of the Scm Psp 2010, and to do all such

acts and to enter into all such transactions and

arrangements as may be necessary or expedient in

order to give full effect to the Scm Psp 2010, and to

 grant Psp awards in accordance with the pro visions

of the Scm Psp 2010 and to allot and issue from time

to time such number of fully paid up shares as may be

 required to be delivered pursuant t o the vesting of

 Psp awards under the Scm Psp 2010 provided that: the

 aggregate number of new shares allotted and issued

and/or to be allotted and issued, existing shares

[including shares held in treasury] delivered and/or

to be delivered, and shares released and/or to be

released in the form of cash in lieu of shares,

pursuant to the SCM PSP 2010 and the SCM RSP 2010 [as

 defined in Resolution 4 below], shall not exceed 7%

of the total number of issued shares [excluding

treasury shares] from time to time; and the aggregate

 number of shares under PSP awards and RSP awards [as

 defined in Resolution 4 below] to be granted

pursuant to the SCM PSP 2010 and the SCM RSP 2010

respectively during the period commencing from this

EGM and ending on the date of the next AGM of the

Company or the date by which the next AGM of the

Company is required by law to be held, whichever is

the earlier, shall not exceed 1 % of the total number

PROPOSAL #4: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

the proposed adoption of the Scm Rsp 2010 a New

Restricted Share Plan to be known as the Sembcorp

Marine Restricted Share Plan 2010, the rules of

which, for the purpose of identification, have been

subscribed t o by the Chairman of the meeting, under

which awards of fully paid up shares, their

equivalent cash value or combinations thereof will be

 granted, free of payment, to selected employees and

Non Executive Directors of the Company, its

subsidiaries and associated companies to establish

and administer the SCM RSP 2010, and to modify and or

 alter the SCM RSP 2010 at any time and from time to

time, provided that such modification and or

alteration is effect ed in accordance with the

provision'S of the SCM RSP 2010, and to do al l such

acts and to enter into all such transactions and

arrangements as may be necessary or expedient in

order to give full effect to the SCM RSP 201 0, to

grant r sp awards in accordance with the provisions

of the SCM RSP 2010 and to allot and issue from time

to time such number of fully paid up shares as m ay

be required to be delivered pursuant to the vesting

of RSP awards under the SCM RSP 2010 provided that:

the aggregate number of new shares allotted and

issued and/or to be allotted and issued, existing

shares [including shares held in treasury] delivered

and/or to be delivered, and shares released and/or to

 be released in the form of cash in lieu of shares,

pursuant to the SCM RSP 2010 and the SCM PSP 2010,

shall not exceed 7% of the total number of issued

Shares [excluding treasury shares] from time to time;

 and the aggregate number of shares under RSP Awards

and PSP Awards to be granted pursuant to the SCM RSP

2010 and the SCM PSP 2010 respectively during the

period commencing from this EGM and ending on the

date of the next AGM of the Company or the date by

which the next AGM of the Company is required by law

to be held, whichever is the earlier, shall not

exceed 1 % of the total number of issued shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEMBCORP MARINE LTD

  TICKER:                  N/A                 CUSIP:   Y8231K102

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Directors report          ISSUER            YES             FOR                  FOR

and audited accounts for the YE 31 DEC 2009 and the

Auditors report thereon

PROPOSAL #2: Declare a final one-tier tax exempt                ISSUER            YES             FOR                  FOR

ordinary dividend of 6 cents per ordinary share and a

 final one tier tax exempt special dividend of 4

cents per ordinary share for the YE 31 DEC 2009

PROPOSAL #3: Re-election of Mdm Ngiam Joke Mui as a          ISSUER            YES             FOR                  FOR

Director, who retires by rotation pursuant to Article

 91 of the Company's Articles of Association

PROPOSAL #4: Re-election of Mr. Ron Foo Siang Guan as        ISSUER            YES             FOR                  FOR

 a Director, who retires by rotation pursuant to

Article 91 of the Company's Articles of Association

PROPOSAL #5: Re-election of Mr. Wong Weng Sun                      ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-appointment of Mr. Tan Kwi Kin as a          ISSUER            YES         AGAINST           AGAINST

Director, who retires under Section 153(6) of the

Companies Act, Chapter 50, to hold office from the

date of this AGM until the next AGM

PROPOSAL #7: Re-appointment of Mr. Richard Hale, OBE         ISSUER            YES             FOR                  FOR

(Member of the Audit Committee) as a Director, who

retires under Section 153(6) of the Companies Act,

Chapter 50, to hold office from the date of this AGM

until the next AGM

PROPOSAL #8: Approve the sum of SGD 1,157,833 as the         ISSUER            YES             FOR                  FOR

Directors' fees for the YE 31 DEC 2009, (2008: SGD

1,066,649)

PROPOSAL #9: Re-appointment of KPMG LLP as the                   ISSUER            YES             FOR                  FOR

Auditors of the Company and authorize the Directors

to fix their remuneration

PROPOSAL #10: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

to: (a) (i) issue shares in the capital of the

Company (shares) whether by way of rights, bonus or

otherwise; and/or (ii) make or grant offers,

agreements or options (collectively, Instruments)

that might or would require shares to be issued,

including but not limited to the creation and issue

of (as well as adjustments to) warrants, debentures

or other instruments convertible into shares, at any

time and upon such terms and conditions and for such

purposes and to such persons as the Directors may, in

 their absolute discretion deem fit; and (b)

(notwithstanding the authority conferred by this

Resolution may have ceased to be in force).CONTD

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SENSHU IKEDA HOLDINGS,INC.

  TICKER:                  N/A                 CUSIP:   J71435101

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Substitute Corporate Auditor        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Substitute Corporate Auditor        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Amend the Compensation to be Received by        ISSUER            YES             FOR                  FOR

 Corporate Officers

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEVEN & I HOLDINGS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J7165H108

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Entrusting to the Company's Board of            ISSUER            YES             FOR                  FOR

Directors determination of the subscription

requirements for the share subscription rights, as

stock options for stock-linked compensation issued to

 the executive officers of the Company, as well as

the directors and executive officers of the Company's

 subsidiaries

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEVEN BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J7164A104

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHANGRI-LA ASIA LTD

  TICKER:                  N/A                 CUSIP:   G8063F106

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the audited financial statements          ISSUER            YES             FOR                  FOR

and the reports of the Directors and the Auditors for

 the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009

PROPOSAL #3.I: Re-elect Mr. Kuok Khoon Ean as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.II: Re-elect Mr. Roberto V. Ongpin as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.III: Re-elect Mr. Timothy David Dattels          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #4: Approve to fix the Directors' fees                 ISSUER            YES             FOR                  FOR

including fees payable to the Members of the Audit

and Remuneration Committees

PROPOSAL #5: Re-appoint Messrs PricewaterhouseCoopers        ISSUER            YES             FOR                  FOR

 as the Auditors and authorize the Directors of the

Company to fix their remuneration

PROPOSAL #6.A: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to issue and allot additional shares not exceeding

20% of the issued share capital of the Company as at

the date of this resolution

PROPOSAL #6.B: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to repurchase shares in the capital of the Company

not exceeding 10% of the issued share capital of the

Company as at the date of this resolution

PROPOSAL #6.C: Approve to extend, conditional upon            ISSUER            YES             FOR                  FOR

the above Resolution 6B being duly passed, the

general mandate to allot shares by adding the

aggregate nominal amount of the repurchased

securities to the 20% general mandate

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHARP CORPORATION

  TICKER:                  N/A                 CUSIP:   J71434112

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Approve Payment of Bonuses to Corporate        ISSUER            YES             FOR                  FOR

 Officers

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Continuation of Plan Regarding Large-           ISSUER            YES         AGAINST           AGAINST

Scale Purchases of Sharp Corporation Shares (Takeover

 Defense Plan)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHIKOKU ELECTRIC POWER COMPANY,INCORPORATED

  TICKER:                  N/A                 CUSIP:   J72079106

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Purchase of Own Shares                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHIMADZU CORPORATION

  TICKER:                  N/A                 CUSIP:   J72165129

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHIMAMURA CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J72208101

  MEETING DATE:      5/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHIMANO INC.

  TICKER:                  N/A                 CUSIP:   J72262108

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors

PROPOSAL #5: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHIMIZU CORPORATION

  TICKER:                  N/A                 CUSIP:   J72445117

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Adopt Reduction of            ISSUER            YES             FOR                  FOR

Liability System for Outside Directors

PROPOSAL #3: Appoint a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHIN-ETSU CHEMICAL CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J72810120

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Allow Board to Authorize Use of                       ISSUER            YES             FOR                  FOR

Compensation-based Stock Option Plan for Executives

PROPOSAL #5: Approve Extension of Anti-Takeover                 ISSUER            YES         AGAINST           AGAINST

Defense Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHINKO ELECTRIC INDUSTRIES CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J73197105

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHINSEI BANK,LIMITED

  TICKER:                  N/A                 CUSIP:   J7385L103

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Change Company's              ISSUER            YES             FOR                  FOR

Location to Chuo-ku, Change the corporate governance

system from a Company with Committees board model (i-

in-kai setchi gaisha) to a Company with Board of

Corporate Auditors board model (kansayaku-kai setchi

gaisha)

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Maximum Amount of Remuneration, Etc. of        ISSUER            YES             FOR                  FOR

 Directors and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHIONOGI & CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J74229105

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHISEIDO COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J74358144

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Determination of Provision of Long-term        ISSUER            YES         AGAINST           AGAINST

 Incentive Type Remuneration to Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHOWA DENKO K.K.

  TICKER:                  N/A                 CUSIP:   J75046136

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Reduction in Amount of Capital Reserve         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Corporate Auditor                             ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHOWA SHELL SEKIYU K.K.

  TICKER:                  N/A                 CUSIP:   J75390104

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SIMS METAL MANAGEMENT LIMITED

  TICKER:                  SMS                 CUSIP:   829160100

  MEETING DATE:      11/20/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #2A: TO RE-ELECT MR. PAUL VARELLO AS A NON-         ISSUER            YES             FOR                  FOR

EXECUTIVE DIRECTOR OF THE COMPANY.

PROPOSAL #2B: TO RE-ELECT MR. MICHAEL FEENEY AS A              ISSUER            YES             FOR                  FOR

NON-EXECUTIVE DIRECTOR OF THE COMPANY.

PROPOSAL #2C: TO ELECT MR. PAUL SUKAGAWA AS A NON-             ISSUER            YES             FOR                  FOR

EXECUTIVE DIRECTOR OF THE COMPANY.

PROPOSAL #2D: TO ELECT MR. GEOFFREY BRUNSDON AS A              ISSUER            YES             FOR                  FOR

NON-EXECUTIVE DIRECTOR OF THE COMPANY.

PROPOSAL #2E: TO ELECT MR. JIM THOMPSON AS A NON-               ISSUER            YES             FOR                  FOR

EXECUTIVE DIRECTOR OF THE COMPANY.

PROPOSAL #03: TO APPROVE THE INCREASE IN THE MAXIMUM         ISSUER            YES             FOR                  FOR

REMUNERATION WHICH MAY BE PAID TO DIRECTORS (OTHER

THAN EXECUTIVE DIRECTORS).

PROPOSAL #04: TO APPROVE THE PARTICIPATION IN THE              ISSUER            YES         AGAINST           AGAINST

SIMS METAL MANAGEMENT LONG TERM INCENTIVE PLAN BY MR.

 DANIEL DIENST.

PROPOSAL #05: TO ADOPT THE REMUNERATION REPORT FOR            ISSUER            YES         AGAINST           AGAINST

THE YEAR ENDED 30 JUNE 2009.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SIMS METAL MANAGEMENT LTD

  TICKER:                  N/A                 CUSIP:   Q8505L116

  MEETING DATE:      11/20/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial          ISSUER             NO              N/A                  N/A

statements of Sims Metal Management Limited [the

Company] and its controlled entities for the YE 30

JUN 2009 and the related Directors' report,

Directors' declaration and Auditor's Report

PROPOSAL #2.1: Re-elect Mr. Paul Varello as an                   ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company,

who retires by rotation at the AGM in accordance with

 the Company's Constitution and the ASX Listing Rules

PROPOSAL #2.2: Re-elect Mr. Michael Feeney as an                ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company,

who retires by rotation at the AGM in accordance with

 the Company's Constitution and the ASX Listing Rules

PROPOSAL #2.3: Elect Mr. Paul Sukagawa as a Non-                ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company,

having been nominated by Mitsui & Co., Ltd under

Article 19.6[A] of the Company's Constitution as a

Mitsui Group Nominee to stand for election as a

Director at the AGM and, if elected, to replace Mr.

Iwanaga as Mitsui's 'Associated' Group Nominee to the

 Company Board

PROPOSAL #2.4: Elect Mr. Geoffrey Brunsdon as an                ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company

PROPOSAL #2.5: Elect Mr. Jim Thompson as an                        ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company

PROPOSAL #3.: Approve, in accordance with Clause                ISSUER            YES             FOR                  FOR

21.1[a] of the Company's Constitution and ASX Listing

 Rule 10.17, the maximum aggregate cash remuneration

which may be paid to Directors [other than Executive

Directors] for services rendered as Directors is

increased by AUD 500,000 from AUD 2,500,000 to AUD

3,000,000 per annum

PROPOSAL #4.: Approve, for the purposes of ASX                   ISSUER            YES         AGAINST           AGAINST

Listing Rules 7.1 and 10.14 for Mr. Daniel Dienst,

the Group Chief Executive Officer, to have issued to

him 197,006 Performance Rights and 178,037 Options,

and the issue of any Sims Metal Management Limited

ordinary shares or American Depositary Shares upon

the exercise of those Performance Rights and Options

under the terms of the Sims Metal Management Limited

Long Term Incentive Plan as specified

PROPOSAL #5.: Adopt the remuneration report for the          ISSUER            YES         AGAINST           AGAINST

YE 30 JUN 2009 [as specified in the Directors' Report]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINGAPORE AIRLINES LTD

  TICKER:                  N/A                 CUSIP:   Y7992P128

  MEETING DATE:      7/31/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report        ISSUER            YES             FOR                  FOR

 and audited financial statements for the YE 31 MAR

2009 and the Auditors' report thereon

PROPOSAL #2.: Declare a final dividend of 20 cents            ISSUER            YES             FOR                  FOR

per ordinary share for the YE 31 MAR 2009

PROPOSAL #3.A: Re-elect Mr. Stephen Lee Ching Yen as         ISSUER            YES             FOR                  FOR

a Director who retires by rotation in accordance with

 Article 82 of the Company's Articles of Association

PROPOSAL #3.B: Re-elect Mr. Chew Choon Seng as a                ISSUER            YES             FOR                  FOR

Director who retires by rotation in accordance with

Article 82 of the Company's Articles of Association

PROPOSAL #3.C: Re-elect Ms. Euleen Goh Yiu Kiang as a        ISSUER            YES             FOR                  FOR

 Director who retires by rotation in accordance with

Article 82 of the Company's Articles of Association

PROPOSAL #4.: Approve the Directors' fees of up to            ISSUER            YES             FOR                  FOR

SGD1,650,000 for the FY ending 31 MAR 2010 [FY

2008/2009 : up to SGD1,650,000]

PROPOSAL #5.: Re-appoint Messrs Ernst & Young as the         ISSUER            YES             FOR                  FOR

Auditors of the Company and authorize the Directors

to fix their remuneration

PROPOSAL #6.1: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, pursuant to Section 161 of the Companies

Act, Chapter 50, to: a) i) issue shares in the

capital of the Company [''shares''] whether by way of

 rights, bonus or otherwise; and/or ii) make or grant

 offers, agreements or options [collectively,

Instruments] that might or would require shares to be

 issued, including but not limited to the creation

and issue of [as well as adjustments to] warrants,

debentures or other instruments convertible into

shares, at any time and upon such terms and

conditions and for such purposes and to such persons

as the Directors may in their absolute discretion

deem fit; and b) [notwithstanding the authority

conferred by this resolution may have ceased to be in

 force] issue shares in pursuance of any Instrument

made or granted by the Directors while this

resolution was in force, provided that: 1) the

aggregate number of shares to be issued pursuant to

this resolution [including shares to be issued in

pursuance of Instruments made or granted pursuant to

this resolution] does not exceed 50% of the total

number of issued shares [excluding treasury shares]

in the capital of the Company [as calculated in

accordance with this resolution below], of which the

aggregate number of shares to be issued other than on

 a pro rata basis to shareholders of the Company

[including shares to be issued in pursuance of

Instruments made or granted pursuant to this

resolution] does not exceed 5% of the total number of

 issued shares [excluding treasury shares] in the

capital of the Company [as calculated in accordance

with this resolution below]; 2) [subject to such

manner of calculation as may be prescribed by the

Singapore Exchange Securities Trading Limited [''SGX-

ST''] for the purpose of determining the aggregate

number of shares that may be issued under this

resolution above, the percentage of issued shares

shall be based on the total number of issued shares

[excluding treasury shares] in the capital of the

Company at the time this resolution is passed, after

adjusting for: i) new shares arising from the

conversion or exercise of any convertible securities

or share options or vesting of share awards which are

 outstanding or subsisting at the time this

resolution is passed; and ii) any subsequent bonus

issue or consolidation or subdivision of shares; 3)

in exercising the authority conferred by this

resolution, the Company shall comply with the

provisions of the Listing Manual of the SGX-ST for

the time being in force [unless such compliance has

been waived by the SGX-ST] and the Articles of

Association for the time being of the Company; and

[Authority expires the earlier of the conclusion of

the next AGM of the Company or the date by which the

PROPOSAL #6.2: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, pursuant to Section 161 of the Companies

Act, Chapter 50 of Singapore [the ''Companies Act''],

 in compliance and subject always to the provisions

of Article 4A of the Articles of Association of the

Company [the ''Articles''] to: a) allot and issue,

from time to time and at any time, such number of ASA

 Shares [as defined in Article 4A] at an issue price

of SGD 0.50 for each ASA share or in the event of a

liquidation of the Company, the higher of SGD 0.50 or

 the liquidation value of an ASA share as certified

by the liquidator appointed in relation to the

liquidation of the Company for each ASA Share, partly

 paid at the price of SGD 0.01 to the Minister for

Finance [Incorporated], and on such terms and subject

 to such conditions, as the Directors may in their

absolute discretion deem fit; (b) make dividend

payments out of the Company's distributable profits

to the Minister for Finance [Incorporated] as holder

of the ASA Shares in accordance with the provisions

of the Companies Act and the Articles; and (c)

complete and do all such acts and things [including

executing all such documents as may be required] as

they may consider expedient or necessary or in the

interests of the Company to give effect to the

transactions contemplated and/or authorized by this

PROPOSAL #6.3: Authorize the Directors to: a) grant          ISSUER            YES         AGAINST           AGAINST

awards in accordance with the provisions of the SIA

Performance Share Plan [''Performance Share Plan'']

and/or the SIA Restricted Share Plan [''Restricted

Share Plan'']; and b) allot and issue from time to

time such number of ordinary shares in the capital of

 the Company as may be required to be issued pursuant

 to the exercise of options under the SIA Employee

Share Option Plan [''Share Option Plan''] and/or such

 number of fully paid shares as may be required to be

 issued pursuant to the vesting of awards under the

Performance Share Plan and/or the Restricted Share

Plan [the Share Option Plan, the Performance Share

Plan and the Restricted Share Plan, together the

''Share Plans''], provided that: (1) the maximum

number of new ordinary shares which may be issued

pursuant to the share plans shall not exceed 13% of

the total number of issued ordinary shares [excluding

 treasury shares] in the capital of the Company, as

determined in accordance with the share plans; and

(2) the maximum number of new ordinary shares under

awards to be granted pursuant to the Performance

Share Plan and the Restricted Share Plan during the

period commencing from the date of this AGM of the

Company; [Authority expires the earlier of the

conclusion of the next AGM of the Company or the date

 by which the next AGM of the Company is required by

law to be held], shall not exceed 1.5% of the total

number of issued ordinary shares [excluding treasury

shares] in the capital of the Company preceding the

relevant date of grant

PROPOSAL #7.: Transact any other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINGAPORE AIRLINES LTD

  TICKER:                  N/A                 CUSIP:   Y7992P128

  MEETING DATE:      7/31/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 for the purposes of Sections 76C and 76E of the

Companies Act, Chapter 50 of Singapore [the Companies

 Act], of all the powers of the Company to purchase

or otherwise acquire issued ordinary shares in the

capital of the Company [the Shares] not exceeding in

aggregate the Maximum Limit [10% of the total number

of the issued shares], at such price or prices as may

 be determined by the Directors of the Company from

time to time up to the Maximum Price [105% of the

average closing price of the shares], whether by way

of: [i] market purchase[s] on the Singapore Exchange

Securities Trading Limited [SGX-ST]; and/or [ii] off-

market purchase[s] [if effected otherwise than on the

 SGX-ST] in accordance with any equal access

scheme[s] as may be determined or formulated by the

Directors as they consider fit , which scheme[s]

shall satisfy all the conditions prescribed by the

Companies Act, and otherwise in accordance with all

other laws and regulations and rules of the SGX-ST as

 may for the time being be applicable, [the Share Buy

 Back Mandate]; [Authority expires the earlier of the

 next AGM of the Company is held or the date by which

 the next AGM of the Company is required by law to be

 held and the date on which purchases and

acquisitions of shares pursuant to the share buy back

 mandate are carried out to the full extent

mandated]; authorize the Directors of the Company

and/or any of them to complete and do all such acts

and things [including executing such documents as may

 be required] as they and/or he may consider

expedient or necessary to give effect to the

transactions contemplated and/or authorized by this

PROPOSAL #2.: Authorize the Company, for the purposes        ISSUER            YES             FOR                  FOR

 of Chapter 9 of the listing manual [Chapter 9] of

the SGX-ST, its subsidiaries and associated Companies

 that are entities at risk [as that term is used in

Chapter 9], or any of them, to enter into any of the

transactions falling within the types of interested

person transactions as with any party who is of the

class of interested persons as specified, provided

that such transactions are made on normal commercial

terms and in accordance with the review procedures

for such interested person transactions; [Authority

expires at the conclusion of the next AGM of the

Company]; and authorize the Directors of the Company

to complete and do all such acts and things

[including executing all such documents as may be

required] as they may consider expedient or necessary

 or in the interests of the Company to give effect to

 the IPT Mandate and/or this Resolution

PROPOSAL #3.: Amend the SIA Employee Share Option              ISSUER            YES         AGAINST           AGAINST

Plan in the manner as specified

PROPOSAL #4.: Approve, pursuant to Article 130 of the        ISSUER            YES             FOR                  FOR

 Articles of Association of the Company, subject to

the satisfaction of the approvals [as specified], the

 Company to make a distribution [the Distribution] of

 ordinary shares [SATS Shares] in Singapore Airport

Terminal Services Limited [SATS] held by the Company

by way of a dividend in specie in the proportion of a

 minimum of 0.69 and a maximum of 0.73 SATS Shares

for every 1 ordinary share in the Company held by the

 shareholders of the Company as at 5.00 P.M. on 17

AUG 2009 [the Books Closure Date], fractions of SATS

Shares to be disregarded, free of encumbrances and

together with all rights attaching thereto on and

from the date of the Distribution is effected, except

 that where the Directors are of the view that the

distribution of SATS Shares to any shareholder of the

 Company whose registered address as recorded in the

Register of Members or in the Depository Register

maintained by The Central Depository [Pte] Limited

[CDP] on the Books Closure Date is outside Singapore

[the Overseas Shareholder] may infringe the relevant

foreign law or necessitate compliance with conditions

 or requirements which the Directors regard as

onerous by reasons of costs, delay or otherwise, such

 SATS Shares shall not be distributed to such

Overseas Shareholder, but shall be dealt with in the

manner specified in this Resolution; any resultant

fractional SATS Shares be aggregated and held by the

Company for future disposal, in such manner as the

Directors deem appropriate; the SATS Shares which

would otherwise be distributed to the Overseas

Shareholders pursuant to the Distribution be

distributed to such person[s] as the Directors may

appoint, who shall sell the same and thereafter

distribute the aggregate amount of the net proceeds,

after deducting all dealing and other expenses in

connection therewith, proportionately among all such

Overseas Shareholders according to their respective

entitlements to SATS Shares as at the Books Closure

Date in full satisfaction of their rights to the SATS

 Shares; and authorize the Directors and/or any of

them to determine the amount to be appropriated out

of the retained profits of the Company to meet the

value of the SATS Shares to be distributed to the

shareholders of the Company; and to complete and do

all such acts and things [including executing such

documents as may be required], as they and/or he may

consider expedient or necessary to give effect to the

 transactions contemplated and/or authorized by this

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINGAPORE EXCHANGE LTD

  TICKER:                  N/A                 CUSIP:   Y79946102

  MEETING DATE:      10/13/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report        ISSUER            YES             FOR                  FOR

 and the audited financial statements for the FYE 30

JUN 2009 and the Auditor's report thereon

PROPOSAL #2.: Declare a one-tier tax exempt final              ISSUER            YES             FOR                  FOR

dividend amounting to 15.5 cents per share for the

FYE 30 JUN 2009

PROPOSAL #3.: Re-appoint Mr. Joseph Yuvaraj Pillay,          ISSUER            YES             FOR                  FOR

pursuant to Section 153(6) of the Companies Act,

Chapter 50 of Singapore, as a Director of the Company

 to hold such office from the date of this AGM until

the next AGM of the Company

PROPOSAL #4.: Re-elect Ms. Euleen Goh as a Director,         ISSUER            YES             FOR                  FOR

who retires by rotation under Article 99A of the

Company's Articles of Association [the 'Articles']

PROPOSAL #5.: Re-elect Mr. Ho Tian Yee as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation under Article 99A of the

Company's Articles of Association [the 'Articles']

PROPOSAL #6.: Re-elect Mr. Low Check Kian as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation under Article 99A

of the Company's Articles of Association [the

PROPOSAL #7.: Re-elect Mr. Robert Owen as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation under Article 99A of the

Company's Articles of Association [the 'Articles']

PROPOSAL #8.: Re-elect Mr. Liew Mun Leong as a                   ISSUER            YES             FOR                  FOR

Director, who ceases to hold office under Article 104

 of the Articles

PROPOSAL #9.: Approve to pay the sum of up to SGD              ISSUER            YES             FOR                  FOR

750,000 to Mr. Joseph Yuvaraj Pillay as the

Director's fees, and the provision to him of

transport benefits, including a car and a driver, for

 the FY ending 30 JUN 2010

PROPOSAL #10.: Approve to pay the sum of up to SGD            ISSUER            YES             FOR                  FOR

1,200,000 to all Directors [other than Mr. Joseph

Yuvaraj Pillay] as the Directors' fees for the FY

ending 30 JUN 2010

PROPOSAL #11.: Re-appoint Messrs.                                          ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as the Auditors of the Company

 and authorize the Directors to fix their remuneration

PROPOSAL #12.: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company to issue shares in the capital of the

Company whether by way of rights, bonus or otherwise;

 and/or make or grant offers, agreements or options

[collectively, 'Instruments'] that might or would

require shares to be issued, including but not

limited to the creation and issue of [as well as

adjustments to] warrants, debentures or other

instruments convertible into shares, at any time and

upon such terms and conditions and for such purposes

and to such persons as the Directors may in their

absolute discretion deem fit; and [notwithstanding

the authority conferred by this Resolution may have

ceased to be in force] issue shares in pursuance of

any Instrument made or granted by the Directors while

 this Resolution was in force, provided that: 1] the

aggregate number of shares to be issued pursuant to

this Resolution [including shares to be issued in

pursuance of Instruments made or granted pursuant to

this Resolution] does not exceed 50% of the total

number of issued shares [excluding treasury shares]

in the capital of the Company [as calculated in

accordance with this resolution below], of which the

aggregate number of shares to be issued other than on

 a pro rata basis to shareholders of the Company

[including shares to be issued in pursuance of

Instruments made or granted pursuant to this

Resolution] does not exceed 10% of the total number

of issued shares [excluding treasury shares] in the

capital of the Company [as calculated in accordance

with this resolution below]; 2] [subject to such

manner of calculation as may be prescribed by the

Singapore Exchange Securities Trading Limited (SGX-

ST)] for the purpose of determining the aggregate

number of shares that may be issued under this

resolution above, the percentage of issued shares

shall be based on the total number of issued shares

[excluding treasury shares] in the capital of the

Company at the time this Resolution is passed, after

adjusting for: i) new shares arising from the

conversion or exercise of any convertible securities

or share options or vesting of share awards which are

 outstanding or subsisting at the time this

Resolution is passed; and ii) any subsequent bonus

issue or consolidation or subdivision of shares; 3]

in exercising the authority conferred by this

Resolution, the Company shall comply with the

provisions of the Listing Manual of the SGX-ST for

the time being in force [unless such compliance has

been waived by the Monetary Authority of Singapore]

and the Articles of Association for the time being of

 the Company; and [authority expires the earlier of

the conclusion of the next AGM of the Company or the

date by which the next AGM of the Company is required

PROPOSAL #13.: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to grant awards in accordance with the provisions of

 the SGX Performance Share Plan and to allot and

issue from time to time such number of ordinary

shares in the capital of the Company as may be

required to be issued pursuant to the exercise of

options under the SGX Share Option Plan and/or such

number of fully-paid shares as may be required to be

issued pursuant to the vesting of awards under the

SGX Performance Share Plan, provided that the

aggregate number of new shares to be issued pursuant

to the SGX Share Option Plan and the SGX Performance

Share Plan shall not exceed 10% of the total number

of issued ordinary shares [excluding treasury shares]

 in the capital of the Company from time to time

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINGAPORE EXCHANGE LTD

  TICKER:                  N/A                 CUSIP:   Y79946102

  MEETING DATE:      10/13/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 for the purposes of Sections 76C and 76E of the

Companies Act, Chapter 50 [the Companies Act], to

purchase or otherwise acquire issued ordinary shares

in the capital of the Company [Shares] not exceeding

in aggregate the maximum 10% of the total number of

issued shares, at such price or prices as may be

determined by the Directors from time to time up to

the maximum price i) in the case of a market purchase

 of a share, 105% of the average closing price of the

 shares and ii) in the case of an off-market purchase

 of a share, 110% of the average closing price of the

 shares, whether by way of: i) market purchase(s) on

the Singapore Exchange Securities Trading Limited

[SGX-ST] and/or any other securities exchange on

which the Shares may for the time being be listed and

 quoted [Other Exchange]; and/or; ii) off-market

purchase(s) [if effected otherwise than on the SGX-ST

 or, as the case may be, Other Exchange] in

accordance with any equal access Scheme(s) as may be

determined or formulated by the Directors as they

consider fit, which scheme(s) shall satisfy all the

conditions prescribed by the Companies Act, and

otherwise in accordance with all other laws and

regulations and rules of the SGX-ST or, as the case

may be, Other Exchange as may for the time being be

applicable [the Share Purchase Mandate]; [Authority

expires the earlier of the conclusion of the next AGM

 of the Company is held; and the date by which the

next AGM of the Company is required by Law to be

held]; and authorize the Directors of the Company

and/or any of them to complete and do all such acts

and things [including executing such documents as may

 be required] as they and/or he may consider

expedient or necessary to give effect to the

transactions contemplated and/or authorized by this

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINGAPORE PRESS HOLDINGS LTD, SINGAPORE

  TICKER:                  N/A                 CUSIP:   Y7990F106

  MEETING DATE:      12/4/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report        ISSUER            YES             FOR                  FOR

 and audited accounts for the FYE 31 AUG 2009

PROPOSAL #2.: Declare a final dividend of 9 cents and        ISSUER            YES             FOR                  FOR

 a special dividend of 9 cents, on a tax-exempt [one-

tier] basis, in respect of the FYE 31 AUG 2009

PROPOSAL #3.I: Re-appoint Cham Tao Soon as a Director        ISSUER            YES             FOR                  FOR

 of the Company, pursuant to Section 153(6) of the

Companies Act, Chapter 50 of Singapore [the

''Companies Act''], to hold such office from the date

 of this AGM until the next AGM of the Company

PROPOSAL #3.II: Re-appoint Ngiam Tong Dow as a                   ISSUER            YES             FOR                  FOR

Director of the Company, pursuant to Section 153(6)

of the Companies Act, to hold such office from the

date of this AGM until the next AGM of the Company

PROPOSAL #3.III: Re-appoint Yong Pung How as a                   ISSUER            YES             FOR                  FOR

Director of the Company, pursuant to Section 153(6)

of the Companies Act, to hold such office from date

of this AGM until the next AGM of the Company

PROPOSAL #4.I: Re-elect Willie Cheng Jue Hiang as a          ISSUER            YES             FOR                  FOR

Director, who retires in accordance with the

Company's Articles of Association

PROPOSAL #4.II: Re-elect Yeo Ning Hong as a Director,        ISSUER            YES             FOR                  FOR

 who retires in accordance with the Company's

Articles of Association

PROPOSAL #4.III: Re-elect Lucien Wong Yuen Kuai as a         ISSUER            YES             FOR                  FOR

Director, who retires in accordance with the

Company's Articles of Association

PROPOSAL #5.: Approve the Directors' fees of SGD                ISSUER            YES             FOR                  FOR

953,000

PROPOSAL #6.: Appoint the Auditors and authorize the         ISSUER            YES             FOR                  FOR

Directors to fix their remuneration

PROPOSAL #7.: Transact any other business                             ISSUER             NO              N/A                  N/A

PROPOSAL #8.I: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, pursuant to Section 161 of the Companies

Act, Chapter 50 and the listing Rules of the

Singapore Exchange Securities Trading Limited [the

SGX-ST], and subject to the provisions of the

newspaper and printing presses Act, Chapter 206, to:

issue shares in the capital of the Company whether by

 way of rights, bonus or otherwise; and/or make or

grant offers, agreements or options [collectively,

Instruments] that might or would require shares to be

 issued, including but not limited to the creation

and issue of [as well as adjustments to] warrants,

debentures or other instruments convertible into

shares, at any time and upon such terms and

conditions and for such purposes and to such persons

as the Directors may in their absolute discretion

deem fit; and [notwithstanding that the authority

conferred by this resolution may have ceased to be in

 force] issue shares in pursuance of any instrument

made or granted by the Directors while this

resolution is in force, provided that: 1) the

aggregate number of shares to be issued pursuant to

this resolution [including shares to be issued in

pursuance of Instruments made or granted pursuant to

this resolution] does not exceed 50% of the issued

shares in the capital of the Company [as calculated

in accordance with sub-paragraph (2) below], of which

 the aggregate number of shares to be issued other

than on a pro rata basis to shareholders of the

Company [including shares to be issued in pursuance

of Instruments made or granted pursuant to this

resolution] does not exceed 20% of the total number

of issued shares in the capital of the Company [as

calculated in accordance with sub-paragraph (2)

below]; 2) [subject to such manner of calculation and

 adjustments as may be prescribed by the SGX-ST] for

the purpose of determining the aggregate number of

shares that may be issued under sub-paragraph (1),

the percentage of issued shares shall be based on the

 total number of issued shares in the capital of the

Company at the time this resolution is passed, after

adjusting for: new shares arising from the conversion

 or exercise of any convertible securities or share

options or vesting of share awards which are

outstanding or subsisting at the time this resolution

 is passed; and any subsequent bonus issue,

consolidation or subdivision of shares; 3) in

exercising the authority conferred by this

resolution, the Company shall comply with the

provisions of the listing manual of the SGX-ST for

the time being in force [unless such compliance has

been waived by the SGX-ST] and the Articles of

Association for the time being of the Company; and 4)

 [unless revoked or varied by the Company in general

meeting] [authority expires the earlier of the

conclusion of the next AGM of the Company or the date

PROPOSAL #8.II: Authorize the Directors to grant                ISSUER            YES         AGAINST           AGAINST

awards in accordance with the provisions of the SPH

Performance Share Plan [the 'SPH Performance Share

Plan'] and to allot and issue such number of ordinary

 shares in the capital of the Company ['Ordinary

Shares'] as may be required to be delivered pursuant

to the vesting of awards under the SPH Performance

Share Plan, provided that the aggregate number of new

 ordinary shares to be allotted and issued and/or to

be allotted, when aggregated with existing ordinary

shares [including Ordinary Shares held in treasury]

delivered and/or to be delivered, pursuant to the

Singapore Press Holdings Group (1999) Share Option

Scheme and the SPH Performance Share Plan, shall not

exceed 10% of the total number of issued Ordinary

Shares from time to time

PROPOSAL #8.III: Authorize the Directors of the                 ISSUER            YES             FOR                  FOR

Company, for the purposes of Sections 76C and 76E of

the Companies Act, to purchase or otherwise acquire

issued ordinary shares not exceeding in aggregate the

 maximum limit [as specified], at such price or

prices as may be determined by the Directors of the

Company from time to time up to the maximum price [as

 specified] whether by way of: market purchases(s) on

 the SGX-ST; and/or off-market purchase(s) (if

effected otherwise than on the SGX-ST) in accordance

with any equal access scheme(s) as may be determined

or formulated by the Directors as they consider fit,

which scheme(s) shall satisfy all the conditions

prescribed by the Companies Act, and otherwise in

accordance with all other Laws and regulations and

rules of the SGX-ST as may for the time being be

applicable; [Authority expires the earlier of the

next AGM of the Company or the date of the next AGM

of the Company is required by the Law to be held]; to

 complete and do all such acts and things [including

executing such documents as may be required] as they

and/or he may consider expedient or necessary to give

 effect to the transactions contemplated and/or

authorize by this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINGAPORE TECHNOLOGIES ENGR LTD

  TICKER:                  N/A                 CUSIP:   Y7996W103

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Authorize, for the purposes of Chapter 9        ISSUER            YES             FOR                  FOR

 of the Listing Manual  Chapter 9  of the Singapore

Exchange Securities Trading Limited  the SGX-ST , the

 Company, its subsidiaries and associated Companies

that are entities at risk  as that term is used in

Chapter 9 , or any of them, to enter into any of the

transactions falling within the types of interested

person transactions described in the appendix to the

Company's Circular to shareholders dated 15 MAR 2010

 the Circular  with any party who is of the class of

interested persons described in the appendix to the

Circular, specified that such transactions are made

on normal commercial terms and in accordance with the

 review procedures for such interested person

transactions; the approval given in Paragraph (1)

CONTD.

PROPOSAL #2: Authorize, for the purposes of Sections         ISSUER            YES             FOR                  FOR

76C and 76E of the Companies Act, Chapter 50 of

Singapore  the Companies Act , the Directors of the

Company of all the powers of the Company to purchase

or otherwise acquire issued ordinary shares in the

capital of the Company  the Shares  not exceeding in

aggregate the maximum limit  as hereafter specified ,

 at such price or prices as may be determined by the

Directors from time to time up to the maximum price

as hereafter specified , whether by way of: a) market

 purchase(s) on the SGX-ST; and/or b) off-market

purchase(s)  if effected otherwise than on the SGX-ST

  in accordance with any equal access scheme(s) as

may be determined or formulated by the Directors as

they consider fit, which scheme(s) shall satisfy all

the CONTD.

PROPOSAL #3: Approve, the Singapore Technologies                ISSUER            YES             FOR                  FOR

Engineering Share Option Plan, the Singapore

Technologies Engineering Performance Share Plan and

the Singapore Technologies Engineering Restricted

Stock Plan  together, the Existing Share Plans  be

terminated on such date as may be determined by the

Committee of Directors administering the Existing

Share Plans, provided that such termination shall be

without prejudice to the rights of holders of options

 and awards accepted and outstanding under the

Existing Share Plans as at the date of termination;

b) a new performance share plan to be known as the

Singapore Technologies Engineering Performance Share

Plan 2010  the ST Engineering PSP 2010 , the rules of

 which, for the purpose of identification, have been

subscribed to by the Chairman of the Meeting, under

which awards PSP Awards  of CONTD.

PROPOSAL #4: Approve, a new restricted share plan to         ISSUER            YES             FOR                  FOR

be known as the Singapore Technologies Engineering

Restricted Share Plan 2010  the ST Engineering RSP

2010 , the rules of which, for the purpose of

identification, have been subscribed to by the

Chairman of the Meeting, under which awards  RSP

Awards of fully paid-up Shares, their equivalent cash

 value  where applicable  or combinations thereof

where applicable  will be granted, free of payment,

to selected employees  including executive directors

 and non-executive directors of the Company, its

subsidiaries and associated Companies, details of

which are set out in the Circular; b) authorize the

Directors of the Company: i) to establish and

administer the ST Engineering RSP 2010; and CONTD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINGAPORE TECHNOLOGIES ENGR LTD

  TICKER:                  N/A                 CUSIP:   Y7996W103

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Directors' report         ISSUER            YES             FOR                  FOR

and the audited accounts for the YE 31 DEC 2009 and

the Auditors' report thereon

PROPOSAL #2: Declare a final ordinary tax exempt                ISSUER            YES             FOR                  FOR

[one-tier] dividend of 4.00 cents per share and a

special tax exempt [one-tier] dividend of 6.28 cents

per share for the YE 31 DEC 2009

PROPOSAL #3.a.1: Re-elect Mr. Tan Pheng Hock as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation pursuant to Article

 98 of the Articles of Association of the Company

PROPOSAL #3.a.2: Re-elect Dr. Tan Kim Siew as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation pursuant to Article

 98 of the Articles of Association of the Company

PROPOSAL #3.a.3: Re-elect Mr. Venkatachalam                        ISSUER            YES             FOR                  FOR

Krishnakumar as a Director, who retires by rotation

pursuant to Article 98 of the Articles of Association

 of the Company

PROPOSAL #3.b.1: Re-elect Dr. Stanley Lai Tze Chang          ISSUER            YES             FOR                  FOR

as a Director, who cease to hold office pursuant to

Article 104 of the Articles of Association of the

Company

PROPOSAL #3.b.2: Re-elect MG Neo Kian Hong [to be              ISSUER            YES             FOR                  FOR

appointed with effect from 31 MAR 2010] as a

Director, who cease to hold office pursuant to

Article 104 of the Articles of Association of the

PROPOSAL #4: Approve the sum of SGD 847,158 as                   ISSUER            YES             FOR                  FOR

Directors' fees for the YE 31 DEC 2009

PROPOSAL #5: Appoint KPMG LLP as the Auditors of the         ISSUER            YES             FOR                  FOR

Company in place of the retiring Auditors, Ernst &

Young LLP, to hold office until the conclusion of the

 next AGM of the Company, and authorize the Directors

 to fix their remuneration

PROPOSAL #6: Authorize the Directors to issue shares         ISSUER            YES             FOR                  FOR

in the capital of the Company [Shares] whether by way

 of rights, bonus or otherwise; and/or make or grant

offers, agreements or options [collectively ,

Instruments] that might or would require shares to be

 issued, including but not limited to the creation

and issue of [as well as adjustments to] warrants,

debentures or other instruments convertible into

shares, at any time and upon such terms and

conditions and for such purposes and to such persons

as the Directors may, in their, absolute discretion,

deem fit; and [notwithstanding the authority

conferred by this Resolution may have ceased to be in

 force] issue shares in pursuance of any Instrument

made or granted by the Directors while this

resolution was in force, provided that: the aggregate

 number of shares to be issued pursuant to this

resolution [including shares to be issued in

pursuance of Instruments made or granted pursuant to

this Resolution]: by way of renounceable rights

issues on a pro rata basis of shareholders of the

Company [Renounceable Rights Issues] shall not exceed

 100% of the total number of issued shares in the

capital of the company excluding treasury shares [as

calculated in this resolution as specified]; and

otherwise that by way of Renounce able Rights Issues

[Others share Issues] shall not exceed 50% of the

total number of issued shares in the capital of the

Company excluding treasury shares [as calculated in

accordance with this resolution as specified], of

which the aggregate number of shares to be issued

other than on a pro rata basis to shareholders of the

 Company shall not exceed 5% of the total number of

issued shares in the capital of the Company excluding

 treasury shares [as calculated in accordance with

this resolution as specified]; the Renounceable

Rights Issues and Other Share Issues shall not, in

aggregate, exceed 100% of the total number of issued

shares in the capital of the Company excluding

treasury shares [as calculated in this resolution as

specified]; [subject to such manner of calculation as

 may be prescribed by the SGX-ST] for the purpose of

determining the aggregate number of shares that may

be issued as specified, the percentage of issued

shares shall be based, after adjusting for new shares

 arising from the conversion or exercise of any

convertible securities or share options or vesting of

 share awards which are outstanding or subsisting at

the time this resolution is passed and any subsequent

 bonus issue or consolidation or subdivision of

shares; in exercising the authority conferred by this

 resolution, the Company shall comply with the

provisions of the Listing Manual of the SGX-ST for

the time being in force [unless such compliance has

been waived by the SGX-ST] and the Articles of

Association for the time being of the Company; and

[Authority expires the earlier of the conclusion of

the next AGM or the date of the next general meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINGAPORE TELECOMMUNICATIONS LTD

  TICKER:                  N/A                 CUSIP:   Y79985209

  MEETING DATE:      7/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 for the purposes of Sections 76C and 76E of the

Companies Act, Chapter 50 [the Companies Act], to

purchase or otherwise acquire issued ordinary shares

in the capital of the Company [Shares] not exceeding

in aggregate the Maximum Limit [as specified], at

such price or prices as may be determined by the

Directors from time to time up to the Maximum Price

[as specified] whether by way of: market purchase(s)

on the Singapore Exchange Securities Trading Limited

[SGX-ST] and/or any other stock exchange on which the

 Shares may for the time being be listed and quoted

[Other Exchange]; and/or off-market purchase(s) [if

effected otherwise than on the SGX-ST or, as the case

 may be, Other Exchange] in accordance with any equal

 access scheme(s) as may be determined or formulated

by the Directors as they consider fit, which

scheme(s) shall satisfy all the conditions prescribed

 by the Companies Act, and otherwise in accordance

with all other laws and regulations and rules of the

SGX-ST or, as the case may be, Other Exchange as may

for the time being be applicable, [the Share Purchase

 Mandate]; [Authority expires the earlier of the next

 AGM of the Company is held or the date by which the

next AGM of the Company is required by law to be

held]; authorize the Directors of the Company and/or

any of them to complete and do all such acts and

things [including executing such documents as may be

required] as they and/or he may consider expedient or

 necessary to give effect to the transactions

contemplated and/or authorized by this resolution

PROPOSAL #2.: Approve, for the purposes of Rule 10.14        ISSUER            YES             FOR                  FOR

 of the ASX Listing Rules, the participation by the

Relevant Person in the Relevant Period as specified

and the CUFS holders dated 25 JUN 2009 in the SingTel

 Performance Share Plan, on the specified terms

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINGAPORE TELECOMMUNICATIONS LTD

  TICKER:                  N/A                 CUSIP:   Y79985209

  MEETING DATE:      7/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the financial                     ISSUER            YES             FOR                  FOR

statements for the FYE 31 MAR 2009, the Directors'

report and the Auditors' report thereon

PROPOSAL #2.: Declare a final dividend of 6.9 cents          ISSUER            YES             FOR                  FOR

per share in respect of the FYE 31 MAR 2009

PROPOSAL #3.: Re-elect Ms. Chua Sock Koong as a                 ISSUER            YES             FOR                  FOR

Director, who retire by rotation in accordance with

Article 97 of the Company's Article of Association

PROPOSAL #4.: Re-elect Mr. Kaikhushru Shiavax                     ISSUER            YES             FOR                  FOR

Nargolwala as an Independent Member of the Audit

Committee, who retire by rotation in accordance with

Article 97 of the Company's Article of Association

PROPOSAL #5.: Re-elect Mrs. Fang Ai Lian as an                   ISSUER            YES             FOR                  FOR

Independent Member of the Audit Committee, who ceases

 to hold the office in accordance with Article 103 of

 the Company's Articles of Association

PROPOSAL #6.: Re-elect Mr. Ong Peng Tsin as a                     ISSUER            YES             FOR                  FOR

Director, who ceases to hold the office in accordance

 with Article 103 of the Company's Articles of

Association

PROPOSAL #7.: Approve the payment of Directors' fees         ISSUER            YES             FOR                  FOR

by the Company of up to SGD 2,250,000 for the FYE 31

MAR 2010 [2009: up to SGD 2,250,000]

PROPOSAL #8.: Re-appoint the Auditors and authorize          ISSUER            YES             FOR                  FOR

the Directors to fix their remuneration

PROPOSAL #9.: Authorize the Directors to issue shares        ISSUER            YES             FOR                  FOR

 in the capital of the Company [shares] whether by

way of rights, bonus or otherwise and/or 2) make or

grant offers, agreements or potions [collectively,

Instruments] that might or would require shares to be

 issued including but not limited to the creation and

 issue of [as well as adjustments to] warrants,

debentures or other instruments convertible into

shares at any time and upon such terms and conditions

 and for such purposes and to such persons as the

Directors may in their absolute discretion deem fit;

and (ii) issue shares in pursuance of any instrument

made or granted by the Directors while this

resolution was in force; provided that the agreement

number of shares to be issued pursuant to this

resolution [including shares to be issued in

pursuance of instruments made or granted pursuant to

this resolution] does not exceed 50% of the total

number of issued shares [excluding treasury shares]

in the capital of the Company [as calculated in

accordance with this resolution] of which the

aggregate number of shares to be issued other than on

 a pro rata basis to shareholders of the Company

[including shares to be issued in pursuance of

instrument made or granted pursuant to this

resolution] does not exceed 5% of the total number

issued shares in the capital of the Company; (ii)

[subject to such manner of calculation as ,may be

prescribed by the Singapore Exchange Securities

Trading Limited (SGX-ST)] to determine the aggregate

number of shares that may be issued under this

resolution the percentage of issued shares shall be

on that total number of issued shares in the capital

of the Company at the time the resolution is passed

after adjusting for: (a) new shares arising from the

conversion or exercise of any convertible securities

or share options or vesting of share awards which are

 outstanding or subsisting at the time this

resolution is passed and (b) any subsequent

consolidation or sub division of shares (iii) in

exercising the authority conferred by the resolution

the Company shall comply with the provisions of the

Listing manual of the SGX-ST and the rules of any

other stock exchange on which the shares of the

Company may for time being be listed or quoted for

the time being in force and the Articles of

Association for the time being of the Company and;

[Authority shall continue in force until the

conclusion of the next AGM of the Company or the date

PROPOSAL #10.: Authorize the Directors to allot and          ISSUER            YES             FOR                  FOR

issue from time to time such number of shares in the

capital of the Company as may be required to be

issued pursuant to exercise the options under the

Singapore Telecom Share Option Scheme 1999 [1999

scheme] provided always that the aggregate number of

shares to be issued pursuant to be 1999 Scheme shall

not exceed 5% of the total number of issued share

[excluding treasury shares] in the capital of the

Company from time to time as calculated in accordance

 the rules of the 1999 Scheme

PROPOSAL #11.: Authorize the Directors to grant                 ISSUER            YES             FOR                  FOR

awards in accordance with the provisions of the Sing

Tel Performance Share Plan [Share plan] and to allot

and issue from time to time such number of fully paid

 up shares in the capital of the Company as may be

required to be issued pursuant to the vesting of

awards under the Share Plan, provided always that the

 aggregate number of shares to be issue pursuant to

exercise of options under the 1999 Scheme and the

Share Plan shall not exceed 10% of the total number

of issued shares in the capital of the Company from

time to time; and the aggregate number of new shares

under awards to be granted pursuant to Share Plan

[Authority shall continue in force until the

conclusion of the next AGM of the Company or the date

 by which the next AGM of the Company is required by

law to be held] shall not exceed 1% of the total

number of issued shares [excluding treasury shares]

in the capital of the Company from time to time

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINO LAND COMPANY LIMITED

  TICKER:                  N/A                 CUSIP:   Y80267126

  MEETING DATE:      11/5/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements and the Directors' and the Independent

Auditor's reports for the YE 30 JUN 2009

PROPOSAL #2.: Declare a final dividend of HKD 0.3 per        ISSUER            YES             FOR                  FOR

 ordinary share with an option for scrip dividend

PROPOSAL #3.I: Re-elect Mr. Robert Ng Chee Siong as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.II: Re-elect Dr. Allan Zeman, GBS, JP as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #3.III: Re-elect Mr. Yu Wai Wai as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.IV: Authorize the Board to fix the                   ISSUER            YES             FOR                  FOR

Directors' remuneration for the financial year ending

 30 JUN 2010

PROPOSAL #4.: Re-appoint Deloitte Touche Tohmatsu as         ISSUER            YES             FOR                  FOR

the Auditor for the ensuing year and authorize the

Board to fix their remuneration

PROPOSAL #5.1: Approve the share repurchase mandate           ISSUER            YES             FOR                  FOR

PROPOSAL #5.2: Approve the share issue mandate                    ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.3: Approve the extension of share issue          ISSUER            YES         AGAINST           AGAINST

mandate

PROPOSAL #S.6: Amend the Articles 67, 74, 75, 76, 77,        ISSUER            YES             FOR                  FOR

 78, 80, 83, 87, 89, 90 & 94 of Articles of

Association, as specified; and approve the new

Articles of Association, consolidating all of the

proposed amendments referred to in Resolution 6(i),

produced to this meeting and for the purpose of

identification signed by Chairman and adopt the new

Articles of Association of the Company in

substitution for an to the exclusion of all existing

Articles of Association of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SKY CITY ENTERTAINMENT GROUP LTD

  TICKER:                  N/A                 CUSIP:   Q8513Z115

  MEETING DATE:      10/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Rod McGeoch as a Director,        ISSUER            YES             FOR                  FOR

 who retires from office at the annual meeting

PROPOSAL #2.: Elect Mr. Brent Harman as a Director,          ISSUER            YES             FOR                  FOR

who retires from office at the annual meeting

PROPOSAL #3.: Elect Mr. Chris Moller as a Director,          ISSUER            YES             FOR                  FOR

who retires from office at the Annual meeting

PROPOSAL #S.4: Adopt the Constitution tabled at the          ISSUER            YES         AGAINST           AGAINST

annual meeting and signed by the Company Secretary

for the purposes of identification as the

Constitution of the Company in substitution for the

current Constitution

PROPOSAL #5.: Approve the participation of, and                 ISSUER            YES             FOR                  FOR

acquisition of shares, by Mr. Nigel Barclay Morrison,

 Chief Executive Officer and Director, in the

Company's Chief Executive Officer Long Term Incentive

 Plan on the specified terms including the provision

of financial assistance to Mr. Morrison by a

subsidiary of the Company by way of an interest free

PROPOSAL #6.: Authorize the Directors to fix the fees        ISSUER            YES             FOR                  FOR

 and expenses of the Auditor of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SMC CORPORATION

  TICKER:                  N/A                 CUSIP:   J75734103

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.18: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.19: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.20: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.21: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve Provision of Retirement                     ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOFTBANK CORP.

  TICKER:                  N/A                 CUSIP:   J75963108

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOJITZ CORPORATION

  TICKER:                  N/A                 CUSIP:   J7608R101

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Eliminate Articles          ISSUER            YES             FOR                  FOR

Related to the First Series Class-III Preferred

Shares and Class Shareholders Meetings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOMPO JAPAN INSURANCE INC.

  TICKER:                  N/A                 CUSIP:   J7620T101

  MEETING DATE:      12/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approval of the Share Exchange Plan              ISSUER            YES             FOR                  FOR

(kyodo-kabushiki-iten-keikaku) of the Company and

NIPPONKOA Insurance Company, Limited

PROPOSAL #2.: Amend Articles to : Delete the Articles        ISSUER            YES             FOR                  FOR

 Related to Record Date

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SONIC HEALTHCARE LIMITED

  TICKER:                  N/A                 CUSIP:   Q8563C107

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Barry Patterson as a                 ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with Article 71 of the Company's Constitution

PROPOSAL #2.: Re-elect Mr. Colin Jackson as a                     ISSUER            YES         AGAINST           AGAINST

Director of the Company, who retires in accordance

with Article 71 of the Company's Constitution

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

FYE 30 JUN 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SONY CORPORATION

  TICKER:                  N/A                 CUSIP:   J76379106

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve Issuance of Share Acquisition          ISSUER            YES             FOR                  FOR

Rights as Stock Options

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SONY FINANCIAL HOLDINGS INC.

  TICKER:                  N/A                 CUSIP:   J76337104

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SP AUSNET

  TICKER:                  N/A                 CUSIP:   Q8604X102

  MEETING DATE:      7/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the SP AusNet's financial                 ISSUER             NO              N/A                  N/A

statements and the reports of the Directors and the

Auditors for the YE 31 MAR 2009

PROPOSAL #2.a: Re-elect Mr. Eric Gwee Teck Hai as a          ISSUER            YES         AGAINST           AGAINST

Director who retires by rotation in accordance with

Article 11.1 (d) of the companies' constitution

PROPOSAL #2.b: Re-elect Mr. Antonino (Tony) Mario              ISSUER            YES             FOR                  FOR

Lanello as a Director who retires by rotation in

accordance with Article 11.1 (d) of the companies'

constitution

PROPOSAL #2.c: Elect Mr. Ho Tian Yee as a Director            ISSUER            YES             FOR                  FOR

who retires in accordance with Article 11.1 (c) of

the companies' constitution

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 31 MAR 2009

PROPOSAL #4.: Approve for the purpose of Singapore            ISSUER            YES             FOR                  FOR

Law, SP AusNet and the Directors of the companies and

 SP Australia Networks (RE) Ltd, as responsible

entity of the trust, be given authority to issue new

stapled securities in the circumstances and on the

terms and conditions; as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SQUARE ENIX HOLDINGS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J7659R109

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STANLEY ELECTRIC CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J76637115

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Authorize Use of Stock Option Plan for          ISSUER            YES         AGAINST           AGAINST

Directors, Excluded from the Regular Compensations,

and Allow Board to Authorize Use of Stock Option Plan

PROPOSAL #4: Approve Extension of Anti-Takeover                 ISSUER            YES         AGAINST           AGAINST

Defense Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STARHUB LTD

  TICKER:                  N/A                 CUSIP:   Y8152F132

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Directors report          ISSUER            YES             FOR                  FOR

and the audited accounts for the FYE 31 DEC 2009 and

the Auditors report therein

PROPOSAL #2: Re-elect Mr. Tan Guong Ching as the                ISSUER            YES             FOR                  FOR

Director, who retires by rotation, pursuant to

Article 93 of the Company's Articles of Association

PROPOSAL #3: Re-elect Mr. Steven Terrell Clontz as            ISSUER            YES             FOR                  FOR

the Director, who retires by rotation, pursuant to

Article 93 of the Company's Articles of Association

PROPOSAL #4: Re-elect Mr. Teo Ek Tor as the                        ISSUER            YES             FOR                  FOR

Independent Member of the Audit Committee, who

retires by rotation, pursuant to Article 93 of the

Company's Articles of Association

PROPOSAL #5: Re-elect Mr. Liu Chee Ming as the                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation, pursuant to

Article 93 of the Company's Articles of Association

PROPOSAL #6: Re-elect Mr. Neil Montefiore as the                ISSUER            YES             FOR                  FOR

Director, who will retire pursuant to Article 99 of

the Company's Articles of Association

PROPOSAL #7: Approve the sum of SGD 1,079,000 as the         ISSUER            YES             FOR                  FOR

Director's fee for the YE 31 DEC 2009  2008: SGD

1,078,000

PROPOSAL #8: Declare a final dividend of 5 cents per         ISSUER            YES             FOR                  FOR

ordinary share for the FYE 31 DEC 2009

PROPOSAL #9: Re-appoint KPMG LLP as the Auditors of          ISSUER            YES             FOR                  FOR

the Company and the authorize the Directors to fix

their remuneration

PROPOSAL #10: Authorize the Directors, subject to              ISSUER            YES             FOR                  FOR

such manner of calculation as may be prescribed by

the Singapore Exchange Securities Trading Limited, to

 issue shares in the capital of the Company, whether

by way of rights, bonus or otherwise, and to make or

grant offers, agreements or options that would

require shares to be issued, including but not

limited to the creation and issue of warrants,

debentures or other instruments convertible into

shares, at any time and upon such terms and

conditions and for such purposes and to such persons

as the Directors may in their absolute discretion

deem fit; and the issue shares in pursuance of any

instrument made or granted by the Directors while

this resolution was in force; provided that 1) the

aggregate number of shares to be issued pursuant to

PROPOSAL #11: Authorize the Directors, pursuant to            ISSUER            YES         AGAINST           AGAINST

the exercise of options granted under the Star Hub

Pte ltd Share Option Plan, to allot and issue from

time to time such number of ordinary share in the

capital of the Company as may be required to be issued

PROPOSAL #12: Authorize the Directors, in accordance         ISSUER            YES         AGAINST           AGAINST

with the provisions of the Star Hub Share Option Plan

 2004, to offer and grant options and to grant awards

 in accordance with the provisions of the Star Hub

performance share plan and/or the Star Hub Restricted

 Stock Plan; and to allot and issue from time to time

 such number of ordinary shares in the capital of the

 Company as may be required to be issued pursuant to

the exercise of options under the Share Options Plan

and/or such number of fully paid ordinary shares as

may be required to be issued pursuant to the vesting

of awards under the Performance Share Plan and/or the

 Restricted Stock Plan; CONTD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STARHUB LTD

  TICKER:                  N/A                 CUSIP:   Y8152F132

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

for the purpose of Sections 76C and 76E of the

Companies Act Chapter 50 of Singapore, to purchase or

 otherwise acquire issued ordinary shares in the

capital of the Company not exceeding in aggregate the

 maximum limit, at such price or prices as may be

determined by the Directors from time to time up to

the maximum price, by way of: market purchases on the

 Singapore Exchange Securities Trading Limited

transacted through the SGX-ST's trading system;

and/or off-market purchases in accordance with any

equal access schemes as may be determined or

formulated by the Directors as they consider fit,

which schemes shall satisfy all the conditions

prescribed by the Companies Act, and otherwise in

accordance with all other laws and regulations and

rules of the SGX-ST; the average of the closing

market prices of a Share over the last 5 Market Days,

 on which the Shares are transacted on the SGX-ST

immediately preceding the date of the market purchase

 by the Company or, as the case may be, the date of

the making of the offer pursuant to the CONTD.

PROPOSAL #2: Authorize the Company, its subsidiaries         ISSUER            YES             FOR                  FOR

and associated Companies, for the purposes of Chapter

 9 of the Listing Manual of the SGX-ST, that are

entities at risk, or any of them, to enter into any

of the transactions falling within the types of

interested person transactions with any party who is

of the class of interested persons as specified,

provided that such transactions are made on normal

commercial terms and in accordance with the review

procedures for such interested person transactions;

authorize the Directors of the Company to complete

and do all such acts and things as they may consider

expedient or necessary or in the interests of the

Company to give effect to the shareholders' mandate

and/or this resolution; [Authority expires at the

conclusion of the next AGM of the Company]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STOCKLAND, SYDNEY NSW

  TICKER:                  N/A                 CUSIP:   Q8773B105

  MEETING DATE:      10/20/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: As required by Section 317 of the                 ISSUER             NO              N/A                  N/A

Corporations Act, the annual financial report,

including the Directors' report and financial

statements for the YE 30 JUN 2009, together with the

Independent Auditor's report will be laid before the

meetings; the combined reports of the Company and the

 Trust for the YE 30 JUN 2009 will also be laid

before the meeting; no resolution is required for

this item of business

PROPOSAL #2.: Elect Ms. Carolyn Hewson, as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who retires in accordance with the

Company's Constitution

PROPOSAL #3.: Re-elect Mr. Terry Williamson, as a              ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with the Company's Constitution

PROPOSAL #4.: Approve the Company's remuneration                ISSUER            YES             FOR                  FOR

report for the FYE 30 JUN 2009

PROPOSAL #5.: Approve, for all purposes, including            ISSUER            YES             FOR                  FOR

under the Corporations Act and the Listing Rules of

ASX Limited, for: a] the participation in the

Stockland Performance Rights Plan by Mr. M. Quinn,

Managing Director as to 1,260,000 performance rights;

 and b] the issue to and acquisition by Mr. M. Quinn

of those performance rights and, in consequence of

vesting of those performance rights, of Stockland

Stapled Securities, in accordance with the Stockland

Performance Rights Plan Rules as amended from time to

 time and on the basis as specified on items of

business accompanying the notice of meeting convening

 this meeting

PROPOSAL #6.: Ratify the issue of 42 million Stapled         ISSUER            YES             FOR                  FOR

Securities at an issue price of AUD 3.63 to Deutsche

Bank AG on 27 FEB2009

PROPOSAL #7.: Ratify the issue of 75 million Stapled         ISSUER            YES             FOR                  FOR

Securities at an issue price of AUD 2.70 to

professional investors on 28 MAY 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUMCO CORPORATION

  TICKER:                  N/A                 CUSIP:   J76896109

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUMITOMO CHEMICAL COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J77153120

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint a Corporate Auditor                             ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUMITOMO CORPORATION (SUMITOMO SHOJI KAISHA,LTD.)

  TICKER:                  N/A                 CUSIP:   J77282119

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Payment of Bonuses to Directors        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.: Issuing New Share Acquisition Rights in        ISSUER            YES             FOR                  FOR

 the Form of Stock Options to the Company's Directors

PROPOSAL #6.: Issuing New Share Acquisition Rights in        ISSUER            YES             FOR                  FOR

 the Form of Stock Options for a Stock-Linked

Compensation Plan to the Company's Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUMITOMO ELECTRIC INDUSTRIES,LTD.

  TICKER:                  N/A                 CUSIP:   J77411114

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUMITOMO HEAVY INDUSTRIES,LTD.

  TICKER:                  N/A                 CUSIP:   J77497113

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUMITOMO METAL INDUSTRIES,LTD.

  TICKER:                  N/A                 CUSIP:   J77669133

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUMITOMO METAL MINING CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J77712123

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Renewal of Countermeasures to Large-             ISSUER            YES         AGAINST           AGAINST

Scale Acquisitions of Sumitomo Metal Mining Co., Ltd.

 Shares (Takeover Defense Measures)

PROPOSAL #6.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUMITOMO MITSUI FINANCIAL GROUP,INC.

  TICKER:                  N/A                 CUSIP:   J7771X109

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES         ABSTAIN           AGAINST

Earnings

PROPOSAL #2.: Amend Articles to: Increase Capital              ISSUER            YES         ABSTAIN           AGAINST

Shares to be issued to 3,000,634,001 shs., Eliminate

Articles Related to The Type 4 Preference Shares

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #4.: Approve Provision of Retirement                     ISSUER            YES         ABSTAIN           AGAINST

Allowance for Retiring Directors

PROPOSAL #5.: Final Payment of Retirement Benefits to        ISSUER            YES         ABSTAIN           AGAINST

 Directors and Corporate Auditors in Conjunction with

 the Abolishment of the Retirement Benefits Program

for Directors and Corporate Auditors, and

Determination of the Amount of Compensation relevant

to and the Specific Conditions of Stock Acquisition

Rights as Stock Options Offered to Directors and

Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUMITOMO REALTY & DEVELOPMENT CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J77841112

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                   ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Approve Renewal of Countermeasures to            ISSUER            YES         AGAINST           AGAINST

Large-Scale Acquisitions of the Company's Shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUMITOMO RUBBER INDUSTRIES,LTD.

  TICKER:                  N/A                 CUSIP:   J77884112

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUN HUNG KAI PROPERTIES LTD

  TICKER:                  N/A                 CUSIP:   Y82594121

  MEETING DATE:      12/3/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements and the reports of the Directors and

Auditors for the YE 30 JUN 2009

PROPOSAL #2.: Declare the final dividend                              ISSUER            YES             FOR                  FOR

PROPOSAL #3.i.a: Re-elect Mr. Chan Kwok-wai, Patrick         ISSUER            YES         AGAINST           AGAINST

as a Director

PROPOSAL #3.i.b: Re-elect Mr. Yip Dicky Peter as a            ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.i.c: Re-elect Professor Wong Yue-chim,            ISSUER            YES             FOR                  FOR

Richard as a Director

PROPOSAL #3.i.d: Re-elect Dr. Cheung Kin-tung, Marvin        ISSUER            YES             FOR                  FOR

 as a Director

PROPOSAL #3.i.e: Re-elect Dr. Li Ka-cheung, Eric as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.i.f: Re-elect Sir Po-shing Woo as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.i.g: Re-elect Mr. Kwan Cheuk-yin, William        ISSUER            YES             FOR                  FOR

 as a Director

PROPOSAL #3.i.h: Re-elect Mr. Lo Chiu-chun, Clement          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #3.i.i: Re-elect Mr. Kwok Ping-kwong, Thomas        ISSUER            YES             FOR                  FOR

 as a Director

PROPOSAL #3.ii: Approve to fix the Directors' fees            ISSUER            YES             FOR                  FOR

[the proposed fees to be paid to each Director, each

Vice Chairman and the Chairman for the FY ending 30

JUN 2010 are HKD 100,000, HKD 110,000 and HKD 120,000

 respectively]

PROPOSAL #4.: Re-appoint the Auditors and authorize          ISSUER            YES             FOR                  FOR

the Board of Directors to fix their remuneration

PROPOSAL #5.: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

[the Directors] during the relevant period to

repurchase shares of the Company and the aggregate

nominal amount of the shares which may be repurchased

 on The Stock Exchange of Hong Kong Limited or any

other stock exchange recognized for this purpose by

the Securities and Futures Commission of Hong Kong

and The Stock Exchange of Hong Kong Limited under the

 Hong Kong Code on Share Repurchases pursuant to the

approval in this resolution shall not exceed 10% of

the aggregate nominal amount of the share capital of

the Company in issue at the date of passing this

resolution; [Authority expires at the earlier of the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

 the Company is required by its Articles of

Association or by the laws of Hong Kong to be held]

PROPOSAL #6.: Authorize the Directors, subject to              ISSUER            YES         AGAINST           AGAINST

this resolution, to allot, issue and deal with

additional shares in the capital of the Company and

to make or grant offers, agreements, options and

warrants which might require during and after the end

 of the relevant period and the aggregate nominal

amount of share capital allotted or agreed

conditionally or unconditionally to be allotted

[whether pursuant to an option or otherwise] by the

Directors pursuant to the approval in this

resolution, otherwise than pursuant to, i) a rights

issue, ii) any option scheme or similar arrangement

for the time being adopted for the grant or issue to

Officers and/or Employees of the Company and/or any

of its subsidiaries of shares or rights to acquire

shares of the Company, iii) any scrip dividend or

similar arrangement providing for the allotment of

shares in lieu of the whole or part of a dividend on

shares of the Company in accordance with the Articles

 of Association of the Company, shall not exceed the

aggregate of: 10% ten per cent of the aggregate

nominal amount of the share capital of the Company in

 issue at the date of passing this resolution plus;

[if the Directors are so authorized by a separate

ordinary resolution of the shareholders of the

Company] the nominal amount of share capital of the

Company repurchased by the Company subsequent to the

passing of this resolution [up to a maximum

equivalent to 10% of the aggregate nominal amount of

the share capital of the Company in issue at the date

 of passing this resolution], and the said approval

shall be limited accordingly; [Authority expires at

the earlier of the conclusion of the next AGM of the

Company or the expiration of the period within which

the next AGM of the Company is required by its

Articles of Association or by the laws of Hong Kong

PROPOSAL #7.: Authorize the Directors to exercise the        ISSUER            YES         AGAINST           AGAINST

 powers of the Company referred to Resolution 6

convening this meeting in respect of the share

capital of the Company referred to in such resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUNCORP METWAY LTD, SPRING HILL QLD

  TICKER:                  N/A                 CUSIP:   Q8802S103

  MEETING DATE:      10/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report and the            ISSUER             NO              N/A                  N/A

reports of the Directors and the Auditor for the YE

30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #3.A: Re-elect Dr. I. D. Blackburne as a              ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with the Clause 24.7 of the Company's Constitution

PROPOSAL #3.B: Re-elect Ms. P. J. Dwyer as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who retires in accordance with the

Clause 24.7 of the Company's Constitution

PROPOSAL #3.C: Re-elect Mr. E. J. Kulk as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires in accordance with the

Clause 24.7 of the Company's Constitution

PROPOSAL #3.D: Re-elect Mr. G. T. Ricketts as a                 ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with the Clause 24.7 of the Company's Constitution

PROPOSAL #S.4: Amend the Company's Constitution by:          ISSUER            YES             FOR                  FOR

replacing Clauses 24.2 (a) with the specified

wordings; by inserting the specified new paragraph in

 Clause 24.2; and by inserting the specified

definitions in appropriate alphabetical order in

Clause 3.1

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SURUGA BANK LTD.

  TICKER:                  N/A                 CUSIP:   J78400108

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve Provision of Retirement                     ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

PROPOSAL #4.: Approve Issuance of Share Acquisition          ISSUER            YES             FOR                  FOR

Rights as Stock Options

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUZUKEN CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J78454105

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUZUKI MOTOR CORPORATION

  TICKER:                  N/A                 CUSIP:   J78529138

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve Payment of Bonuses to Corporate        ISSUER            YES             FOR                  FOR

 Officers

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SWIRE PAC LTD

  TICKER:                  N/A                 CUSIP:   Y83310105

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Declare the final dividends                              ISSUER            YES             FOR                  FOR

PROPOSAL #2.a: Re-elect P.A. Johansen as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #2.b: Re-elect J.R. Slosar as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #3: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Auditors and authorize the Directors to fix their

remuneration

PROPOSAL #4: Authorize the Directors, subject to this        ISSUER            YES             FOR                  FOR

 resolution, during the relevant period of all the

powers of the Company to make on-market share

repurchases (within the meaning of the Code on Share

Repurchases); the aggregate nominal amount of any

class of the Company's shares which may be

repurchased pursuant to the approval in paragraph (a)

 above shall not exceed 10% of the aggregate nominal

amount of the shares of that class in issue at the

date of passing this Resolution; and  Authority

expires at the conclusion of the next AGM of the

Company; the expiration of the period within which

the next AGM of the Company is required by law to be

held; and the revocation or variation of the

authority given under this Resolution by ordinary

resolution of the shareholders in general meeting

and references to shares include securities which

carry a right to subscribe for or purchase shares

PROPOSAL #5: Authorize the Directors, during the                ISSUER            YES             FOR                  FOR

Relevant Period to allot, issue and deal with

additional shares and to make or grant offers,

agreements and options which will or might require

the exercise of such powers during or after the end

of the Relevant Period, the aggregate nominal amount

of shares of any class allotted or agreed

conditionally or unconditionally to be allotted

(whether pursuant to an option or otherwise) by the

Directors pursuant to the approval in this

resolution, otherwise than pursuant to (i) a Rights

Issue or (ii) any scrip dividend or similar

arrangement providing for the allotment of shares in

lieu of the whole or part of a dividend on shares,

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SYSMEX CORPORATION

  TICKER:                  N/A                 CUSIP:   J7864H102

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Expand Business Lines        ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  T&D HOLDINGS, INC.

  TICKER:                  N/A                 CUSIP:   J86796109

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve Provision of Retirement                     ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors and Retiring

Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TABCORP HLDGS LTD

  TICKER:                  N/A                 CUSIP:   Q8815D101

  MEETING DATE:      10/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and            ISSUER             NO              N/A                  N/A

the reports of the Directors and the Auditor in

respect of the YE 30 JUN 2009

PROPOSAL #2.A: Re-elect Dr. Zygmunt Switkowski as a          ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with the Constitution of the Company

PROPOSAL #2.B: Elect Mrs. Jane Hemstritch as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who retires

PROPOSAL #3.: Adopt the remuneration report [which            ISSUER            YES             FOR                  FOR

forms part of the Directors' report] in respect of

the YE 30 JUN 2009

PROPOSAL #4.: Approve to grant 326,086 Performance            ISSUER            YES             FOR                  FOR

Rights to the Managing Director and Chief Executive

Officer of the Company, Mr. Elmer Funke Kupper, under

 the Tabcorp Long Term Performance Plan, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAIHEIYO CEMENT CORPORATION

  TICKER:                  N/A                 CUSIP:   J7923L110

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Reduce Term of                 ISSUER            YES             FOR                  FOR

Office of Directors to One Year

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAISEI CORPORATION

  TICKER:                  N/A                 CUSIP:   J79561130

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Appoint a Director                                            ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAISHO PHARMACEUTICAL CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J79819108

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAIYO NIPPON SANSO CORPORATION

  TICKER:                  N/A                 CUSIP:   J55440119

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.18: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAKASHIMAYA COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J81195125

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAKEDA PHARMACEUTICAL COMPANY LIMITED

  TICKER:                  N/A                 CUSIP:   J8129E108

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TATTS GROUP LTD

  TICKER:                  N/A                 CUSIP:   Q8852J102

  MEETING DATE:      10/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Chairman and Chief Executive                          ISSUER             NO              N/A                  N/A

Presentations

PROPOSAL #2.: Receive and consider the financial                ISSUER             NO              N/A                  N/A

report for the Company and its controlled entities

for the period ended 30 JUN 2009 together with the

Directors' report and the Auditor's report as

specified in the annual report

PROPOSAL #3.a: Re-elect Mr. Robert Bentley as a                 ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with the Constitution

PROPOSAL #3.b: Re-elect Mr. Harry Boon as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires in accordance with the

Constitution

PROPOSAL #4.: Adopt the remuneration report forming          ISSUER            YES             FOR                  FOR

part of the Directors' report for the period ended 30

 JUN 2009

PROPOSAL #5.: Approve to grant under the Company's            ISSUER            YES             FOR                  FOR

Long Term Incentive Plan of up to 750,000 performance

 rights to Mr. Dick Mcllwain over a 3 year period as

specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TDK CORPORATION

  TICKER:                  N/A                 CUSIP:   J82141136

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Approve Issuance of Share Acquisition          ISSUER            YES             FOR                  FOR

Rights as Stock Options

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TEIJIN LIMITED

  TICKER:                  N/A                 CUSIP:   J82270117

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve Provision of Retirement                     ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELECOM CORPORATION OF NEW ZEALAND LTD

  TICKER:                  N/A                 CUSIP:   Q89499109

  MEETING DATE:      10/1/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors to fix the                ISSUER            YES             FOR                  FOR

remuneration of the Auditors, KPMG

PROPOSAL #2.: Re-elect Mr. Wayne Boyd as a Director          ISSUER            YES             FOR                  FOR

of Telecom

PROPOSAL #3.: Re-elect Mr. Ron Spithill as a Director        ISSUER            YES             FOR                  FOR

 of Telecom

PROPOSAL #4.: Re-elect Dr. Sachio Semmoto as a                   ISSUER            YES             FOR                  FOR

Director of Telecom

PROPOSAL #5.: PLEASE NOTE THAT THIS IS A SHAREHOLDER         ISSUER            YES         AGAINST               FOR

PROPOSAL: Elect Dr. Tim Rooke as a Director of Telecom

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELEVISION BROADCASTS LTD

  TICKER:                  N/A                 CUSIP:   Y85830100

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 and the report of the Directors and the Independent

Auditors' report for the YE 31 DEC 2009

PROPOSAL #2: Approve to declare a final dividend for         ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009

PROPOSAL #3.1: Election of Ms. Vivien Chen Wai Wai as        ISSUER            YES             FOR                  FOR

 a Directors

PROPOSAL #3.2: Election of Mr. Mark Lee Po On as a            ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #4.1: Re-election of Dr. Norman Leung Nai            ISSUER            YES             FOR                  FOR

Pang as a Director, who retires by rotation

PROPOSAL #4.2: Re-election of Mr. Edward Cheng Wai            ISSUER            YES             FOR                  FOR

Sun as Director, who retires by rotation

PROPOSAL #5: Approve the Chairman's fee                                ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve to increase in Director's fee             ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-appointment of PricewaterhouseCoopers        ISSUER            YES             FOR                  FOR

 as the Auditors of the Company and authorize

Directors to fix their remuneration

PROPOSAL #8: Grant a general mandate to Directors to         ISSUER            YES             FOR                  FOR

issue additional shares

PROPOSAL #9: Grant a general mandate to Directors to         ISSUER            YES             FOR                  FOR

repurchase issued shares

PROPOSAL #10: Authorize the Directors under                        ISSUER            YES             FOR                  FOR

Resolution 8 to extend the shares repurchased under

the authority under Resolution 9

PROPOSAL #11: Approve to extend the book close period        ISSUER            YES             FOR                  FOR

 from 30 days to 60 days

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELEVISION BROADCASTS LTD

  TICKER:                  N/A                 CUSIP:   Y85830100

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve and ratify the Short Form                   ISSUER            YES             FOR                  FOR

Agreement [as as specified], the transactions

contemplated thereunder and the cap amounts [as

specified]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELSTRA CORPORATION LTD

  TICKER:                  N/A                 CUSIP:   Q8975N105

  MEETING DATE:      11/4/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Chairman and CEO presentations                       ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

FYE 30 JUN 2009

PROPOSAL #3.: To discuss the Company's financial                ISSUER             NO              N/A                  N/A

statements and reports for the YE 30 JUN 2009

PROPOSAL #4.A: Re-elect Mr. Geoffrey Cousins as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.B: Elect Mr. Steve Vamos as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #4.C: Elect Mr. John Stanhope as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #4.D: Re-elect Mr. John Zeglis as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.E: Re-elect Dr. John Stocker as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.F: Elect Mr. Russell Higgins as a Director      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TERUMO CORPORATION

  TICKER:                  N/A                 CUSIP:   J83173104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE 77 BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J71348106

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE BANK OF KYOTO,LTD.

  TICKER:                  N/A                 CUSIP:   J03990108

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE BANK OF YOKOHAMA,LTD.

  TICKER:                  N/A                 CUSIP:   J04242103

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE CHIBA BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J05670104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve Retirement Allowance for                   ISSUER            YES         AGAINST           AGAINST

Retiring Directors, and Payment of Accrued Benefits

associated with Abolition of Retirement Benefit

System for Current Corporate Officers

PROPOSAL #4.: Approve Payment of Bonuses to Corporate        ISSUER            YES             FOR                  FOR

 Officers

PROPOSAL #5.: Amend the Compensation to be received          ISSUER            YES             FOR                  FOR

by Directors and Corporate Auditors

PROPOSAL #6.: Approve Details of Compensation as                ISSUER            YES             FOR                  FOR

Stock Options for Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE CHUGOKU BANK,LIMITED

  TICKER:                  N/A                 CUSIP:   J07014103

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE CHUGOKU ELECTRIC POWER COMPANY,INCORPORATED

  TICKER:                  N/A                 CUSIP:   J07098106

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Shareholder's Proposal: Approve                       ISSUER            YES         AGAINST               FOR

Appropriation of Profits

PROPOSAL #4: Shareholder's Proposal: Amend Articles          ISSUER            YES         AGAINST               FOR

to abolish use of nuclear power

PROPOSAL #5: Shareholder's Proposal: Amend Articles          ISSUER            YES         AGAINST               FOR

to abandon cooperative work in nuclear fuel cycles

PROPOSAL #6: Shareholder's Proposal: Amend Articles          ISSUER            YES         AGAINST               FOR

to establish a research committee for integrated

PROPOSAL #7: Shareholder's Proposal: Appoint a                   ISSUER            YES         AGAINST               FOR

Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE DAI-ICHI LIFE INSURANCE COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J09748104

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Appropriation of Surplus for the Fiscal        ISSUER            YES             FOR                  FOR

 Year ended March 31, 2010

PROPOSAL #2.: Distribution of Surplus                                    ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE GUNMA BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J17766106

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Approve Payment of Bonuses to Corporate        ISSUER            YES             FOR                  FOR

 Officers

PROPOSAL #5.: Approve Provision of Retirement                     ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors and Retiring

Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE HACHIJUNI BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J17976101

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE HIROSHIMA BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J03864105

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

PROPOSAL #5: Approve Retirement Allowance for                     ISSUER            YES         AGAINST           AGAINST

Retiring Directors, and Payment of Accrued Benefits

associated with Abolition of Retirement Benefit

System for Current Directors and Corporate Auditors

PROPOSAL #6: Amend the Performance-based Compensation        ISSUER            YES             FOR                  FOR

 to be received by Directors, and the Regular

Compensations by Corporate Auditors

PROPOSAL #7: Allow Board to Authorize Use of Stock            ISSUER            YES             FOR                  FOR

Option Plan, Excluded from the Regular Compensations

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE IYO BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J25596107

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE JAPAN STEEL WORKS,LTD.

  TICKER:                  N/A                 CUSIP:   J27743103

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE JOYO BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J28541100

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE KANSAI ELECTRIC POWER COMPANY,INCORPORATED

  TICKER:                  N/A                 CUSIP:   J30169106

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.18: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.19: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.20: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

PROPOSAL #5: Shareholder's Proposal: Amend Articles          ISSUER            YES         AGAINST               FOR

to Base All Operations on Global CSR Standards

PROPOSAL #6: Shareholder's Proposal: Amend Articles          ISSUER            YES         AGAINST               FOR

to Disclose Minutes of Shareholders' Meeting over the

 Internet, Including Criticism

PROPOSAL #7: Shareholder's Proposal: Amend Articles          ISSUER            YES         AGAINST               FOR

to Reduce Maximum Board Size to 12

PROPOSAL #8: Shareholder's Proposal: Amend Articles          ISSUER            YES         AGAINST               FOR

to Reduce Maximum Auditors Board Size to 6, and

Include 3 Members of an Environmental Protection NGO

PROPOSAL #9: Shareholder's Proposal : Amend Articles         ISSUER            YES         AGAINST               FOR

to Play an Active Role in Promoting Global

Environmental Conservation

PROPOSAL #10: Shareholder's Proposal: Amend Articles         ISSUER            YES         AGAINST               FOR

to Declare a Shift from Nuclear Power Generation to

Renewable Energy-based Power Generation for Global

Environmental Conservation and Persuit of

Sustainablity of Energy Source

PROPOSAL #11: Shareholder's Proposal: Amend Articles         ISSUER            YES         AGAINST               FOR

to Shift Towards Policies to Reduce Energy

PROPOSAL #12: Shareholder's Proposal: Amend Articles         ISSUER            YES         AGAINST               FOR

to Prioritize Workers' Rights and Those of Consumers

and Local Residents

PROPOSAL #13: Shareholder's Proposal : Amend Articles        ISSUER            YES         AGAINST               FOR

 to Prioritize Investment in 'Lifeline' Facilities to

 Create Employment

PROPOSAL #14: Shareholder's Proposal: Approve                     ISSUER            YES         AGAINST               FOR

Appropriation of Profits; Dividends to Rise JPY10

from the Company's Proposal

PROPOSAL #15: Shareholder's Proposal: Remove a                   ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #16: Shareholder's Proposal: Amend Articles         ISSUER            YES         AGAINST               FOR

to: Promote a Shift from Nuclear Power to Natural

Energy

PROPOSAL #17: Shareholder's Proposal: Amend Articles         ISSUER            YES         AGAINST               FOR

to Disclose Each Director's and Corporate Auditor's

Compensation and Bonus

PROPOSAL #18: Shareholder's Proposal: Amend Articles         ISSUER            YES         AGAINST               FOR

to Abolish Use of Reprocessed Spent Nuclear Fuel

PROPOSAL #19: Shareholder's Proposal: Amend Articles         ISSUER            YES         AGAINST               FOR

to  Prohibit the Use of Plutonium

PROPOSAL #20: Shareholder's Proposal: Amend Articles         ISSUER            YES         AGAINST               FOR

to Shut Down Nuclear Facilities Where an Active Fault

 Exists Within 10km

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE LINK REAL ESTATE INVESTMENT TRUST

  TICKER:                  N/A                 CUSIP:   Y5281M111

  MEETING DATE:      7/29/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Acknowledge the audited financial                 ISSUER             NO              N/A                  N/A

statements of The Link Real Estate Investment Trust

[The Link REIT] together with the Auditors' report

for the FYE 31 MAR 2009

PROPOSAL #2.: Acknowledge the appointment of the                ISSUER             NO              N/A                  N/A

Auditors of The Link REIT and the fixing of their

remuneration

PROPOSAL #3.: Re-appoint Mr. George Kwok Lung                     ISSUER            YES             FOR                  FOR

Hongchoy as a Director of The Link Management

Limited, as a Manager of The Link REIT [the

''Manager''], who retires pursuant to Article 121 of

the Articles of Association of the Manager

PROPOSAL #4.A: Re-elect Mr. Michael Ian Arnold as a          ISSUER            YES             FOR                  FOR

Director of the Managers, who will retire by rotation

 pursuant to Article 125 of the Articles of

Association of the Manager

PROPOSAL #4.B: Re-elect Mr. Anthony Chow Wing Kin as         ISSUER            YES             FOR                  FOR

a Director of the Managers, who will retire by

rotation pursuant to Article 125 of the Articles of

Association of the Manager

PROPOSAL #4.C: Re-elect Dr. Allan Zeman of the                   ISSUER            YES             FOR                  FOR

Manager, as a Director of the Managers, who will

retire by rotation pursuant to Article 125 of the

Articles of Association of the Manager

PROPOSAL #5.: Approve the exercise by the Managers,          ISSUER            YES             FOR                  FOR

during the relevant period of all the power of The

Link REIT, to make on-market repurchase of the units

of The Link REIT on the Stock Exchange of Hong Kong

Limited, subject to and in accordance with the trust

deed constituting The link REIT [the ''Trust Deed''],

 the laws of Hong Kong, the Code on Real Estate

Investment Trusts [ the ''REIT Code''] and the

guidelines issued by the Securities and Futures

Commission of Hong Kong from time to time and the

terms, not exceeding 10% of the total number of units

 of The Link REIT in issue at the date of passing

this resolution, as specified; [Authority expires the

 earlier at the conclusion of the next AGM of The

Link REIT or the expiration of the period within

which the next AGM of the Company is to be held by

Trust Deed, the REIT Code or any applicable law of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE NISHI-NIPPON CITY BANK, LTD.

  TICKER:                  N/A                 CUSIP:   J56773104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Approve Purchase of Own Shares                       ISSUER            YES             FOR                  FOR

(Preferred Stock)

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Provision of Retirement                     ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE SHIZUOKA BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J74444100

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE SUMITOMO TRUST AND BANKING COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J77970101

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve Payment of Bonuses to Corporate        ISSUER            YES             FOR                  FOR

 Officers

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE TOKYO ELECTRIC POWER COMPANY,INCORPORATED

  TICKER:                  N/A                 CUSIP:   J86914108

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Appropriation of Surplus                                  ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Election of a Director                                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Election of a Director                                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Election of a Director                                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Election of a Director                                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Election of a Director                                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Election of a Director                                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Election of a Director                                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Election of a Director                                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Election of a Director                                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Election of a Director                                  ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Election of a Director                                  ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Election of a Director                                  ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Election of a Director                                  ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Election of a Director                                  ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Election of a Director                                  ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Election of a Director                                  ISSUER            YES             FOR                  FOR

PROPOSAL #2.17: Election of a Director                                  ISSUER            YES             FOR                  FOR

PROPOSAL #2.18: Election of a Director                                  ISSUER            YES             FOR                  FOR

PROPOSAL #2.19: Election of a Director                                  ISSUER            YES             FOR                  FOR

PROPOSAL #2.20: Election of a Director                                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Election of an Auditor                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Election of an Auditor                                    ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Shareholders' Proposals : Appropriation        ISSUER            YES         AGAINST               FOR

 of Surplus

PROPOSAL #5.: Shareholders' Proposals : Partial                 ISSUER            YES         AGAINST               FOR

Amendments to the Articles of Incorporation (1)

PROPOSAL #6.: Shareholders' Proposals : Partial                 ISSUER            YES         AGAINST               FOR

Amendments to the Articles of Incorporation (2)

PROPOSAL #7.: Shareholders' Proposals : Partial                 ISSUER            YES         AGAINST               FOR

Amendments to the Articles of Incorporation (3)

PROPOSAL #8.: Shareholders' Proposals : Partial                 ISSUER            YES         AGAINST               FOR

Amendments to the Articles of Incorporation (4)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THK CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J83345108

  MEETING DATE:      6/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOBU RAILWAY CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J84162148

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.18: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOHO CO.,LTD

  TICKER:                  N/A                 CUSIP:   J84764117

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Appoint a                            ISSUER            YES             FOR                  FOR

Supplementary Auditor(s)

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOHO GAS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J84850106

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOHOKU ELECTRIC POWER COMPANY,INCORPORATED

  TICKER:                  N/A                 CUSIP:   J85108108

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve Payment of Bonuses to Directors        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Amend Remuneration System for Directors        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.: Shareholders' Proposals: Amend Articles        ISSUER            YES         AGAINST               FOR

 to Establish Position of Special Director in Focus

on Resources and Environment and Energy Industry

PROPOSAL #6.: Shareholders' Proposals: Amend Articles        ISSUER            YES         AGAINST               FOR

 to Require Disclosure of Corporate Officer

PROPOSAL #7.: Shareholders' Proposals: Amend Articles        ISSUER            YES         AGAINST               FOR

 to Enhance Disclosure of Information

PROPOSAL #8.: Shareholders' Proposals: Amend Articles        ISSUER            YES         AGAINST               FOR

 to Prohibit Hire of Employees from Governmental

Agencies Which Have Close Relationship with the

PROPOSAL #9.: Shareholders' Proposals: Amend Articles        ISSUER            YES         AGAINST               FOR

 to Withdraw from Development Corporation of the

Monju Fast Breeder Reactor

PROPOSAL #10.: Shareholders' Proposals: Amend                     ISSUER            YES         AGAINST               FOR

Articles to Abandon Pluthermal Plan at the Onagawa

Nuclear Power Station (Unit. 3)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOKIO MARINE HOLDINGS,INC.

  TICKER:                  N/A                 CUSIP:   J86298106

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOKUYAMA CORPORATION

  TICKER:                  N/A                 CUSIP:   J86506102

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #5.1: Shareholders' Proposals: Remove a                ISSUER            YES         AGAINST               FOR

Director

PROPOSAL #5.2: Shareholders' Proposals: Remove a                ISSUER            YES         AGAINST               FOR

Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOKYO ELECTRON LIMITED

  TICKER:                  N/A                 CUSIP:   J86957115

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOKYO GAS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J87000105

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint an Outside Corporate Auditor             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOKYO STEEL MANUFACTURING CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J88204110

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOKYO TATEMONO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J88333117

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Amend Articles to:Expand Business Lines        ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Provision of Retirement                     ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOKYU CORPORATION

  TICKER:                  N/A                 CUSIP:   J88720123

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.18: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.19: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.20: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOKYU LAND CORPORATION

  TICKER:                  N/A                 CUSIP:   J88849120

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOLL HOLDINGS LTD, MELBOURNE VIC

  TICKER:                  N/A                 CUSIP:   Q9104H100

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial          ISSUER             NO              N/A                  N/A

statements of the Company and its controlled entities

 for the YE 30 JUN 2009 and the related Directors'

report and the Auditors' report

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #3.: Re-elect Mr. Harry Boon as a Director          ISSUER            YES             FOR                  FOR

of the Company, who retires by rotation in accordance

 with the Article 17 of the Company's Constitution

PROPOSAL #S.4: Approve to renew the proportional                ISSUER            YES             FOR                  FOR

takeover approval provisions contained in Article

8.13 of, and Schedule 2 of, the Constitution for a

further 3 years from their date of expiry on 02 NOV

PROPOSAL #5.: Approve to grant the options and/or              ISSUER            YES             FOR                  FOR

rights to Executives of the Company, under Senior

Executive Option & Right Plan [or any successor

plan], as specified for all purposes including ASX

Listing Rule 7.2 Exception 9(b)

PROPOSAL #6.: Approve, to grant the options up to the        ISSUER            YES             FOR                  FOR

 maximum value of AUD 1,980,000 to Mr. Paul little,

under the Senior Executive Option & Right Plan [or

any successor or amended plan], on the terms as

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TONENGENERAL SEKIYU K.K.

  TICKER:                  N/A                 CUSIP:   J8657U110

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors and Corporate

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOPPAN PRINTING CO.,LTD.

  TICKER:                  N/A                 CUSIP:   ADPV12715

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Adopt Reduction of          ISSUER            YES         ABSTAIN           AGAINST

Liability System for Outside Directors

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.17: Appoint a Director                                         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.18: Appoint a Director                                         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.19: Appoint a Director                                         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.20: Appoint a Director                                         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.21: Appoint a Director                                         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.22: Appoint a Director                                         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.23: Appoint a Director                                         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.24: Appoint a Director                                         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.25: Appoint a Director                                         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.26: Appoint a Director                                         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.3: Appoint a Corporate Auditor                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #4.: Amend the Compensation to be received          ISSUER            YES         ABSTAIN           AGAINST

by Corporate Auditors

PROPOSAL #5.: Approve Renewal of Countermeasures to          ISSUER            YES         ABSTAIN           AGAINST

Large-Scale Acquisitions of the Company's Shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TORAY INDUSTRIES,INC.

  TICKER:                  N/A                 CUSIP:   J89494116

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.18: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.19: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.20: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.21: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.22: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.23: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.24: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.25: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.26: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.27: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.28: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Provision of Retirement                     ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOSHIBA CORPORATION

  TICKER:                  N/A                 CUSIP:   J89752117

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Reduction of Legal Reserve                ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Shareholders' Proposals: Amendments to         ISSUER            YES         AGAINST               FOR

the Articles of Incorporation regarding answers by

the Company to questions from shareholders

PROPOSAL #4.: Shareholders' Proposals: Amendments to         ISSUER            YES         AGAINST               FOR

the Articles of Incorporation regarding exercise of

voting rights at general meetings of shareholders

PROPOSAL #5.: Shareholders' Proposals: Amendments to         ISSUER            YES         AGAINST               FOR

the Articles of Incorporation regarding claims for

damages against the directors

PROPOSAL #6.: Shareholders' Proposals: Amendments to         ISSUER            YES         AGAINST               FOR

the Articles of Incorporation regarding disclosure of

 the sanction imposed on the officers (directors and

executive officers)

PROPOSAL #7.: Shareholders' Proposals: Amendments to         ISSUER            YES         AGAINST               FOR

the Articles of Incorporation regarding disclosure of

 the facts of improper billing and unfair receipt of

the research labor expenses for the research

commissioned by the New Energy and Industrial

Technology Development Organization (NEDO)

PROPOSAL #8.: Shareholders' Proposals: Amendments to         ISSUER            YES         AGAINST               FOR

the Articles of Incorporation regarding disclosure of

 personalized information of each director and

executive officer of the Company

PROPOSAL #9.: Shareholders' Proposals: Amendments to         ISSUER            YES         AGAINST               FOR

the Articles of Incorporation regarding individual

disclosure of information of each advisor to the

board, advisor and shayu of the Company

PROPOSAL #10.: Shareholders' Proposals: Amendments to        ISSUER            YES         AGAINST               FOR

 the Articles of Incorporation regarding disclosure

of information concerning employees who entered the

Company from a ministry or agency of government or

other public organizations

PROPOSAL #11.: Shareholders' Proposals: Amendments to        ISSUER            YES         AGAINST               FOR

 the Articles of Incorporation regarding conditions

of employment for temporary employees

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOSOH CORPORATION

  TICKER:                  N/A                 CUSIP:   J90096116

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.1: Appoint a Supplementary Auditor                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Supplementary Auditor                    ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOTO LTD.

  TICKER:                  N/A                 CUSIP:   J90268103

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve Continuance of the Policy                 ISSUER            YES         AGAINST           AGAINST

Regarding Large-scale Purchases of the Company's

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOYO SEIKAN KAISHA,LTD.

  TICKER:                  N/A                 CUSIP:   J92289107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOYO SUISAN KAISHA,LTD.

  TICKER:                  N/A                 CUSIP:   J92547132

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOYODA GOSEI CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J91128108

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.18: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.19: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.20: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.21: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.22: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.23: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.24: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

PROPOSAL #5: Allow Board to Authorize Use of Stock            ISSUER            YES             FOR                  FOR

Option Plan

PROPOSAL #6: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors and Corporate

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOYOTA BOSHOKU CORPORATION

  TICKER:                  N/A                 CUSIP:   J91214106

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

PROPOSAL #4: Allow Board to Authorize Use of Stock            ISSUER            YES             FOR                  FOR

Option Plan, and Allow Board to Authorize Use of

Stock Options

PROPOSAL #5: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOYOTA INDUSTRIES CORPORATION

  TICKER:                  N/A                 CUSIP:   J92628106

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Authorize Use of Stock Options, and                ISSUER            YES             FOR                  FOR

Allow Board to Authorize Use of Stock Option Plan

PROPOSAL #5: Approve Retirement Allowance for                     ISSUER            YES         AGAINST           AGAINST

Retiring Corporate Auditors, and Payment of Accrued

Benefits associated with Abolition of Retirement

Benefit System for Current  Corporate Auditors

PROPOSAL #6: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Corporate Auditors

PROPOSAL #7: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOYOTA MOTOR CORPORATION

  TICKER:                  N/A                 CUSIP:   J92676113

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Distribution of Surplus                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Elect a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Elect a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Elect a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Elect a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Elect a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Elect a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Elect a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Elect a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Elect a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.17: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.18: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.19: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.20: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.21: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.22: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.23: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.24: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.25: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.26: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.27: Elect a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Elect a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Elect a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.3: Elect a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Approve Issuance of Stock Acquisition          ISSUER            YES             FOR                  FOR

Rights for the Purpose of Granting Stock Options

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOYOTA TSUSHO CORPORATION

  TICKER:                  N/A                 CUSIP:   J92719111

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

PROPOSAL #5: Allow Board to Authorize Use of Stock            ISSUER            YES             FOR                  FOR

Option Plan

PROPOSAL #6: Approve Purchase of Own Shares                         ISSUER            YES             FOR                  FOR

PROPOSAL #7: Approve Retirement Allowance for                     ISSUER            YES         AGAINST           AGAINST

Retiring Corporate Auditors, and Payment of Accrued

Benefits associated with Abolition of Retirement

Benefit System for Current Corporate Auditors

PROPOSAL #8: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRANSURBAN GROUP, MELBOURNE VIC

  TICKER:                  N/A                 CUSIP:   Q9194A106

  MEETING DATE:      10/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial reports,                       ISSUER             NO              N/A                  N/A

Directors' reports, the responsible entity's report

and the Auditor's reports contained within the

Transurban Group Annual Report for the YE 30 JUN 2009

PROPOSAL #2.a: Re-elect Neil Chatfield as a Director,        ISSUER            YES             FOR                  FOR

 who retires in accordance with Rule 35(b) of the

Constitution

PROPOSAL #2.b: Re-elect Rodney Slater as a Director,         ISSUER            YES             FOR                  FOR

who retires in accordance with Rule 35(b) of the

Constitution

PROPOSAL #2.c: Re-elect Bob Edgar as a Director, who         ISSUER            YES             FOR                  FOR

retires in accordance with Rule 35(b) of the

Constitution

PROPOSAL #2.d: Re-elect Jennifer Eve as a Director,          ISSUER            YES             FOR                  FOR

who retires in accordance with Bye-law 46.7 of the

TIL Bye-laws

PROPOSAL #3.: Approve the remuneration report for the        ISSUER            YES         AGAINST           AGAINST

 FYE 30 JUN 2009

PROPOSAL #4.: Appoint PricewaterhouseCoopers as the          ISSUER            YES             FOR                  FOR

Auditor of TIL and authorize the Directors of TIL to

fix the Auditor's remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TREND MICRO INCORPORATED

  TICKER:                  N/A                 CUSIP:   J9298Q104

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TSUMURA & CO.

  TICKER:                  N/A                 CUSIP:   J93407120

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UBE INDUSTRIES,LTD.

  TICKER:                  N/A                 CUSIP:   J93796100

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Outside Corporate         ISSUER            YES             FOR                  FOR

Auditor

PROPOSAL #4.: Approve Payment of Bonuses to Corporate        ISSUER            YES             FOR                  FOR

 Officers

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNICHARM CORPORATION

  TICKER:                  N/A                 CUSIP:   J94104114

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Allow Board to                   ISSUER            YES             FOR                  FOR

Appoint a Chairperson Emeritus, Chairperson, and

Vice-Chairperson

PROPOSAL #2: Approve Merger by Absorption of a                   ISSUER            YES             FOR                  FOR

Wholly-Owned Subsidiary, Unicharm Pet Care Corp.

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Allow Board to Authorize Use of Stock            ISSUER            YES             FOR                  FOR

Option Plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNITED OVERSEAS BK LTD

  TICKER:                  N/A                 CUSIP:   V96194127

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the financial statements, the            ISSUER            YES             FOR                  FOR

Directors' Report and the Auditors' Report for the YE

 31 DEC 2009

PROPOSAL #2: Declare a final one-tier tax-exempt                ISSUER            YES             FOR                  FOR

dividend of 40 cents per ordinary share for the YE 31

 DEC 2009

PROPOSAL #3: Approve the Directors' fees of SGD                 ISSUER            YES             FOR                  FOR

842,500 for 2009

PROPOSAL #4: Approve a fee of SGD 2,500,000 to the            ISSUER            YES             FOR                  FOR

Chairman of the Bank, Dr. Wee Cho Yaw, for the period

 from JAN 2009 to DEC 2009

PROPOSAL #5: Re-appoint Messrs. Ernst & Young LLP as         ISSUER            YES             FOR                  FOR

the Auditors of the Company and authorize the

Directors to fix their remuneration

PROPOSAL #6: Re-elect Mr. Wong Meng Meng as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-elect Mr. Yeo Liat Kok Philip as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8: Re-appoint, pursuant to Section 153(6)          ISSUER            YES             FOR                  FOR

of the Companies Act, Chapter 50, Dr. Wee Cho Yaw as

a Director of the Company to hold such office until

the next AGM of the Company

PROPOSAL #9: Re-appoint, pursuant to Section 153(6)          ISSUER            YES             FOR                  FOR

of the Companies Act, Chapter 50, Professor Lim Pin

as a Director of the Company to hold such office

until the next AGM of the Company

PROPOSAL #10: Re-appoint, pursuant to Section 153(6)         ISSUER            YES             FOR                  FOR

of the Companies Act, Chapter 50, Mr. Ngiam Tong Dow

as a Director of the Company to hold such office

until the next AGM of the Company

PROPOSAL #11: Re-appoint, pursuant to Section 153(6)         ISSUER            YES             FOR                  FOR

of the Companies Act, Chapter 50, Professor Cham Tao

Soon as a Director of the Company to hold such office

 until the next AGM of the Company

PROPOSAL #12: Authorize the Directors to: (a) (i)              ISSUER            YES             FOR                  FOR

issue ordinary shares in the capital of the Company

(shares) whether by way of rights, bonus or

otherwise; and/or (ii) make or grant offers,

agreements or options (collectively, Instruments)

that might or would require shares to be issued,

including but not limited to the creation and issue

of (as well as adjustments to) warrants, debentures

or other instruments convertible into shares, at any

time and upon such terms and conditions and for such

purposes and to such persons as the Directors may in

their absolute discretion deem fit; and (b)

(notwithstanding the authority conferred by this

Resolution may have ceased to be in force) issue

shares in pursuance of any Instrument made or granted

 by the Directors while this Resolution was in force,

PROPOSAL #13: Authorize the Directors to: (i) allot          ISSUER            YES             FOR                  FOR

and issue any of the preference shares referred to in

 Articles 7A, 7B, 7C, 7D, 7E and/or 7F of the

Articles of Association of the Company; and/or (ii)

make or grant offers, agreements or options that

might or would require the preference shares referred

 to in sub-paragraph (i) above to be issued, at any

time and upon such terms and conditions and for such

purposes and to such persons as the Directors may in

their absolute discretion deem fit and

(notwithstanding that the authority conferred by this

 Resolution may have ceased to be in force) to issue

the preference shares referred to in sub-paragraph

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNITED OVERSEAS BK LTD

  TICKER:                  N/A                 CUSIP:   V96194127

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 for the purposes of Sections 76C and 76E of the

Companies Act, Chapter 50 of Singapore [the Companies

 Act] of all the powers of the Company to purchase or

 otherwise acquire issued ordinary shares in the

capital of the Company [the Shares] not exceeding in

aggregate the maximum limit means that number of

shares representing 5% of the total number of issued

shares [excluding any shares which are held as

treasury shares] as at the date of the passing of

this resolution unless the Company has effected a

reduction of the share capital of the Company in

accordance with the applicable provisions of the

Companies Act, at any time during the relevant

period, in which event the issued shares shall be

taken to be the total number of the issued shares as

altered by such capital reduction [excluding any

shares which are held as treasury shares as at that

date]; and [as hereafter defined], at such price or

prices as may be determined by the Directors of the

Company from time to time up to the maximum price in

relation to a Share to be purchased or acquired,

means the purchase price [excluding brokerage,

commission, applicable goods and services tax and

other related expenses] which shall not exceed in the

 case of a market purchase of a share, 105% of the

average closing means the average of the last dealt

prices of a share for the five consecutive market

days on which the shares were transacted on the SGX-

ST immediately preceding the date of the market

purchase by the Company or, as the case may be, the

date of the making of the offer pursuant to the off-

market purchase, and deemed to be adjusted in

accordance with the listing rules of the SGX-ST for

any corporate action which occurs after the relevant

five-day period; price of the shares; and in the case

 of an off-market purchase of a share pursuant to an

equal access scheme, 110% of the average closing

price of the shares [as hereafter defined], whether

by way of market purchase(s) on the Singapore

Exchange Securities Trading Limited [SGX-ST]; and/or

off-market purchase(s) [if effected otherwise than on

 SGX-ST] in accordance with any equal access

scheme(s) as may be determined or formulated by the

Directors of the Company as they consider fit, which

scheme(s) shall satisfy all the conditions prescribed

 by the Companies Act, and otherwise in accordance

with all other laws and regulations and rules of SGX-

ST as may for the time being be applicable, and

approved generally and unconditionally [the Share

Purchase Mandate]; to complete and do all such acts

and things [including executing such documents as may

 be required] [Authority expires the earlier of the

conclusion of the next AGM of the Company is held or

PROPOSAL #S.2.: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company in the manner as specified in appendix 1

to the Company's circular to shareholders dated 05

APR 2010 [the Circular]

PROPOSAL #3.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 to issue new shares pursuant to the UOB Scrip

Dividend Scheme, that contingent upon the passing of

resolution 2 above, pursuant to section 161 of the

Companies Act, to allot and issue from time to time

such number of new shares in the Company as may be

required to be allotted and issued pursuant to the

UOB Scrip Dividend Scheme [as defined in the Circular]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNY CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J94368149

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to:Adopt Reduction of            ISSUER            YES             FOR                  FOR

Liability System for Outside Directors

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UOL GROUP LTD

  TICKER:                  N/A                 CUSIP:   Y9299W103

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Audited Financial         ISSUER            YES             FOR                  FOR

Statements and the reports of the Directors and the

Auditors for the YE 31 DEC 2009

PROPOSAL #2: Declare a first and final tax exempt             ISSUER            YES             FOR                  FOR

one-tier  dividend of 10 cents per ordinary share for

 the YE 31 DEC 2009

PROPOSAL #3: Approve the Directors' fees of SGD                 ISSUER            YES             FOR                  FOR

516,250 for 2009

PROPOSAL #4: Re-appoint Dr. Wee Cho Yaw as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who retires pursuant to Section 153

6  of the Companies Act, Capital 50, to hold such

office until the next AGM of the Company

PROPOSAL #5: Re-appoint Mr. Alan Choe Fook Cheong as         ISSUER            YES             FOR                  FOR

a Director of the Company, who retires pursuant to

Section 153 6  of the Companies Act, Capital 50, to

hold such office until the next AGM of the Company

PROPOSAL #6: Re-appoint Dr Lim Kee Ming as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who retires pursuant to Section 153

6  of the Companies Act, Capital 50, to hold such

office until the next AGM of the Company

PROPOSAL #7: Re-elect Mr. Gwee Lian Kheng, as a                 ISSUER            YES             FOR                  FOR

Director of the Company who retires by rotation

pursuant to Article 94 of the Company's Articles of

Association

PROPOSAL #8: Re-elect Mr. Low Weng Keong as a                     ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation

pursuant to Article 94 of the Company's Articles of

PROPOSAL #9: Re-appoint Messrs PricewaterhouseCoopers        ISSUER            YES             FOR                  FOR

 LLP as the Auditors of the Company and authorise the

 Directors to fix their remuneration

PROPOSAL #10: Authorize the Directors of the Company         ISSUER            YES         AGAINST           AGAINST

to offer and grant options in accordance with the

regulations of the UOL 2000 Share Option Scheme  the

2000 Scheme  and to allot and issue such number of

shares as may be issued pursuant to the exercise of

share options under the 2000 Scheme, provided always

that the aggregate number of shares to be issued

pursuant to the 2000 Scheme shall not exceed 15% of

the total number of issued shares  excluding treasury

 shares  in the capital of the Company from time to

PROPOSAL #11: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

to  a   i  issue shares in the capital of the Company

  shares  whether by way of rights, bonus or

otherwise; and/or  ii  make or grant offers,

agreements or options  collectively, Instruments

that might or would require shares to be issued,

including but not limited to the creation and issue

of  as well as adjustments to warrants, debentures or

 other instruments convertible into shares; at any

time and upon such terms and conditions and for such

purposes and to such persons as the Directors may in

their absolute discretion deem fit; and  b

notwithstanding the authority conferred by this

Resolution may have ceased to be in force  issue

shares in pursuance of any Instrument made or granted

 by the Directors while this Resolution was in force,

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UOL GROUP LTD

  TICKER:                  N/A                 CUSIP:   Y9299W103

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 for the purposes of the Companies Act [Chapter 50 of

 Singapore] [the Companies Act], to purchase or

otherwise acquire issued ordinary shares fully paid

in the capital of the Company [the Shares] not

exceeding in aggregate the Maximum Limit [as

specified], at such price[s] as may be determined by

the Directors of the Company from time to time up to

the Maximum Price [as specified], whether by way of:

[a] market purchase[s] [each a Market Purchase] on

the Singapore Exchange Securities Trading Limited

[SGX-ST]; and/or [b] off-market purchase[s] [each an

Off-Market Purchase] in accordance with any equal

access scheme[s] as may be determined or formulated

by the Directors as they consider fit, which

scheme[s] shall satisfy all the conditions prescribed

 by the Companies Act; and otherwise in accordance

with all other laws and regulations, including but

not limited to, the provisions of the Companies Act

and listing rules of the SGX-ST as may for the time

being be applicable, be and is hereby authorized and

approved generally and unconditionally [the Share

Buyback Mandate]; [Authority expires on the earlier

of the date on which the next AGM of the Company

[AGM] is held or required by Law to be held]; and the

 date on which the purchases or acquisitions of

shares by the Company pursuant to the Share Buyback

Mandate are carried out to the full extent mandated;

authorize the Directors of the Company and/or any of

them to complete and do all such acts and things

[including executing such documents as may be

required] as they and/or he may consider necessary,

expedient, incidental or in the interests of the

Company to give effect to the transactions

contemplated and/or authorized by this Resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  USHIO INC.

  TICKER:                  N/A                 CUSIP:   J94456118

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  USS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J9446Z105

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.18: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VANGUARD MARKET LIQUIDITY FUND

  TICKER:                  N/A                 CUSIP:   N/A

  MEETING DATE:      7/2/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: JOHN J. BRENNAN                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CHARLES D. ELLIS                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: EMERSON U. FULLWOOD                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RAJIV L. GUPTA                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: AMY GUTMANN                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOANN HEFFERNAN HEISEN                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: F. WILLIAM MCNABB III                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ANDRE F. PEROLD                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ALFRED M. RANKIN, JR.                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PETER F. VOLANAKIS                              ISSUER            YES             FOR                  FOR

PROPOSAL #2A: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

PURCHASING AND SELLING REAL ESTATE.

PROPOSAL #2B: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING: ISSUING

SENIOR SECURITIES.

PROPOSAL #2C: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING: BORROWING

 MONEY.

PROPOSAL #2D: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING: MAKING

LOANS.

PROPOSAL #2E: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

PURCHASING AND SELLING COMMODITIES.

PROPOSAL #2F: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

CONCENTRATING INVESTMENTS IN A PARTICULAR INDUSTRY OR

 GROUP OF INDUSTRIES.

PROPOSAL #2G: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

ELIMINATION OF OUTDATED FUNDAMENTAL POLICIES NOT

REQUIRED BY LAW.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WESFARMERS LTD

  TICKER:                  N/A                 CUSIP:   Q95870186

  MEETING DATE:      11/10/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial          ISSUER             NO              N/A                  N/A

statements and the reports of the Directors and the

Auditors for the YE 30 JUN 2009

PROPOSAL #2.a: Re-elect Mrs. Patricia Anne Cross as a        ISSUER            YES             FOR                  FOR

 Director, who retires by rotation in accordance with

 the Company's Constitution

PROPOSAL #2.b: Re-elect Mr. Charles Macek as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Company's Constitution

PROPOSAL #2.c: Elect Mr. Terence James Bowen as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Company's Constitution and the ASX Listing Rules

PROPOSAL #2.d: Elect Ms. Diane Lee Smith-Gander as a         ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Company's Constitution and the ASX Listing Rules

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WESFARMERS LTD, PERTH WA

  TICKER:                  N/A                 CUSIP:   Q95870103

  MEETING DATE:      11/10/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and            ISSUER             NO              N/A                  N/A

the reports of the Directors and the Auditors for the

 YE 30 JUN 2009

PROPOSAL #2.A: Re-elect Mrs. Patricia Anne Cross as a        ISSUER            YES             FOR                  FOR

 Director, who retires by rotation in accordance with

 the Company's Constitution

PROPOSAL #2.B: Re-elect Mr. Charles Macek as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Company's Constitution

PROPOSAL #2.C: Elect Mr. Terence James Bowen as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Company's Constitution and the ASX Listing Rules

PROPOSAL #2.D: Elect Ms. Diane Lee Smith-Gander as a         ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Company's Constitution and the ASX Listing Rules

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WEST JAPAN RAILWAY COMPANY

  TICKER:                  N/A                 CUSIP:   J95094108

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Shareholders' Proposals: Dismissal of          ISSUER            YES         AGAINST               FOR

Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WESTFIELD GROUP, SYDNEY NSW

  TICKER:                  N/A                 CUSIP:   Q97062105

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: To discuss the Company's financial                 ISSUER             NO              N/A                  N/A

statements and reports for the YE 31 DEC 2009

PROPOSAL #2: Approve the Company's remuneration                 ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #3: Re-elect Frederick G. Hilmer AO as a              ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with Company's Constitution

PROPOSAL #4: Re-elect John McFarlane as a Director of        ISSUER            YES             FOR                  FOR

 the Company, who retires by rotation in accordance

with Company's Constitution

PROPOSAL #5: Re-elect Judith Sloan as a Director of          ISSUER            YES             FOR                  FOR

the Company, who retires by rotation in accordance

with Company's Constitution

PROPOSAL #6: Re-elect Mark Johnson AO as a Director          ISSUER            YES             FOR                  FOR

of the Company, who retires by rotation in accordance

 with Company's Constitution

PROPOSAL #7: Re-elect Frank P. Lowy AC as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires by rotation in accordance

 with Company's Constitution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WESTPAC BANKING CORP, SYDNEY NSW

  TICKER:                  N/A                 CUSIP:   Q97417101

  MEETING DATE:      12/16/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To consider and receive the financial          ISSUER             NO              N/A                  N/A

report, Directors Report and the Auditors Report for

the YE 30 SEP 2009

PROPOSAL #2.: Adopt the Remuneration Report for the          ISSUER            YES             FOR                  FOR

YE 30 SEP 2009

PROPOSAL #3a.: Re-elect Mr. Edward [Ted] Alfred Evans        ISSUER            YES             FOR                  FOR

 as a Director of Westpac

PROPOSAL #3b.: Re-elect Mr. Gordon Mckellar Cairns as        ISSUER            YES             FOR                  FOR

 a Director of Westpac

PROPOSAL #3c.: Re-elect Mr. Peter David Wilson as a          ISSUER            YES             FOR                  FOR

Director of Westpac

PROPOSAL #4.: Grant shares under the Chief Executive         ISSUER            YES             FOR                  FOR

Officer Restricted Share Plan, and Performance share

rights and performance options under the Chief

Executive Officer Performance Plan to the Managing

Director and Chief Executive Officer, Gail Patricia

Kelly, in the manner as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WHARF HLDGS LTD

  TICKER:                  N/A                 CUSIP:   Y8800U127

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the financial statements and the          ISSUER            YES             FOR                  FOR

reports of the Directors and the Auditors for the FYE

 31 DEC 2009

PROPOSAL #2: Declare a final dividend for the FYE 31         ISSUER            YES             FOR                  FOR

DEC 2009

PROPOSAL #3.A: Re-elect Professor Edward K. Y. Chen,         ISSUER            YES             FOR                  FOR

a retiring Director, as a Director

PROPOSAL #3.B: Re-elect Dr. Raymond K. F. Ch'ien, a          ISSUER            YES         AGAINST           AGAINST

retiring Director, as a Director

PROPOSAL #3.C: Re-elect Mr. T. Y. Ng, a retiring                ISSUER            YES             FOR                  FOR

Director, as a Director

PROPOSAL #4: Re-appoint KPMG as the Auditors of the          ISSUER            YES             FOR                  FOR

Company and authorize the Directors to fix their

remuneration

PROPOSAL #5: Authorize the Directors for share                   ISSUER            YES             FOR                  FOR

repurchases by the Company

PROPOSAL #6: Authorize the Directors for the issue of        ISSUER            YES             FOR                  FOR

 shares

PROPOSAL #7: Approve the addition of repurchased                ISSUER            YES             FOR                  FOR

securities to the share issue general mandate stated

under Resolution 6

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WHEELOCK & CO LTD

  TICKER:                  N/A                 CUSIP:   Y9553V106

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the financial statements and the         ISSUER            YES             FOR                  FOR

reports of the Directors and Auditors for the FYE 31

DEC 2009

PROPOSAL #2.: Declare a final dividend for the FYE 31        ISSUER            YES             FOR                  FOR

 DEC 2009

PROPOSAL #3.: Re-elect Mr. Stephen T. H. Ng, the                ISSUER            YES             FOR                  FOR

retiring Director, as a Director

PROPOSAL #4.: Re-appoint KPMG as Auditors of the                ISSUER            YES             FOR                  FOR

Company and authorize the Directors to fix their

remuneration

PROPOSAL #5.: Authorize the Directors for share                 ISSUER            YES             FOR                  FOR

repurchases by the Company

PROPOSAL #6.: Authorize the Directors for issue of            ISSUER            YES             FOR                  FOR

shares

PROPOSAL #7: Approve the addition of repurchased                ISSUER            YES             FOR                  FOR

securities to the share issue general mandate stated

under Resolution No. 6

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WILMAR INTERNATIONAL LTD

  TICKER:                  N/A                 CUSIP:   Y9586L109

  MEETING DATE:      10/2/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, subject to the grant by the            ISSUER            YES             FOR                  FOR

HKEX and the relevant regulatory authority of

approval for the IPO and Listing of Wilmar China,

which will be a principal subsidiary of the Company,

and the listing of and permission to deal in Wilmar

China Shares in issue and to be issued by Wilmar

China on the Main Board of the HKEX, a material

dilution of 20% or more of the Company's shareholding

 interest in Wilmar China resulting from the issue by

 Wilmar China of the new Wilmar China Shares in

connection with the IPO and Listing; and authorize

the Directors of the Company or any of them to

complete and do all such acts and things [including

executing such documents as may be required] as they

and/or he may consider expedient or necessary to give

 effect to the transactions contemplated by this

PROPOSAL #2.: Approve, subject to the grant by the            ISSUER            YES             FOR                  FOR

HKEX and the relevant regulatory authority of

approval for the IPO and Listing of Wilmar China,

which will be a principal subsidiary of the Company,

and the listing of and permission to deal in Wilmar

China Shares in issue and to be issued by Wilmar

China on the Main Board of the HKEX, the Possible

Disposal by the Company, on the terms and conditions

as specified and such other terms and conditions as

the Directors may deem fit in the interest of the

Company; and authorize the Directors of the Company

or any of them to complete and do all such acts and

things [including executing such documents as may be

required] as they and/or he may consider expedient or

 necessary to give effect to the transactions

contemplated by this Resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WILMAR INTL LTD

  TICKER:                  N/A                 CUSIP:   Y9586L109

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited accounts         ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009 and the reports of the

Directors and Auditors thereon

PROPOSAL #2.: Approve the payment of a proposed final        ISSUER            YES             FOR                  FOR

 one-tier tax exempt dividend of SGD 0.05 per

ordinary share for the YE 31 DEC 2009

PROPOSAL #3.: Approve the payment of the Director's          ISSUER            YES             FOR                  FOR

fees of SGD 360,000 for the YE 31 DEC 2009

PROPOSAL #4.: Re-elect Mr. Leong Horn Kee as a                   ISSUER            YES             FOR                  FOR

Director, retiring under Article 99

PROPOSAL #5.: Re-elect Mr. Lee Hock Kuan as a                     ISSUER            YES             FOR                  FOR

Director, retiring under Article 99

PROPOSAL #6.: Re-elect Mr. Kuok Khoon Ean as a                   ISSUER            YES             FOR                  FOR

Director, retiring under Article 99

PROPOSAL #7.: Re-elect Mr. John Daniel Rice as a                ISSUER            YES             FOR                  FOR

Director, retiring under Article 99

PROPOSAL #8.: Re-elect Mr. Kuok Khoon Chen as a                 ISSUER            YES             FOR                  FOR

Director, retiring under Article 100

PROPOSAL #9.: Re-appoint Ernst & Young LLP as the              ISSUER            YES             FOR                  FOR

Auditors of the Company and to authorise the

Directors to fix their remuneration

PROPOSAL #10.: Approve, for the renewal of the                   ISSUER            YES             FOR                  FOR

mandate for the purposes of Chapter 9 of the Listing

Manual of Singapore Exchange Securities Trading

Limited, for the Company, its subsidiaries and

associated Companies [within the meaning of the said

Chapter 9] or any of them to enter into transactions

falling within the categories of Interested Person

Transactions as set out in the Company's Addendum to

Shareholders dated 01 APR 2010 [being an addendum to

the Annual Report of the Company for the FYE 31 DEC

2009 [the Addendum], with any party who is of the

class or classes of interested persons described in

the Addendum, provided that such transactions are

carried out on normal commercial terms and will not

be prejudicial to the interests of the Company and

its minority shareholders and are in accordance with

the procedures as set out in the Addendum [the IPT

Mandate]; [authority expires until the next AGM of

the Company is held or is required by law to be

held]; and authorize the Directors of the Company

and/or to do all such acts and things [including,

without limitation, executing all such documents as

may be required] as they and/or he may consider

expedient or necessary or in the interests of the

Company to give effect to the IPT Mandate and/or this

PROPOSAL #11.: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, pursuant to Section 161 of the Companies

Act, Chapter 50, and the listing rules of the

Singapore Exchange Securities Trading Limited [the

''SGX-ST''] (including any supplemental measures

thereto from time to time), to: issue shares in the

capital of the Company whether by way of rights,

bonus or otherwise; make or grant offers, agreements

or options [collectively, Instruments] that might or

would require shares to be issued or other

transferable rights to subscribe for or purchase

shares including but not limited to the creation and

issue of warrants, debentures or other instruments

convertible into shares; and issue additional

Instruments arising from adjustments made to the

number of Instruments previously issued, while the

authority conferred by shareholders was in force, in

accordance with the terms of issue of such

Instruments, [notwithstanding that such authority

conferred by shareholders may have ceased to be in

force]; at any time and upon such terms and

conditions and for such purposes and to such persons

as the Directors may in their absolute discretion

deem fit; and [notwithstanding the authority

conferred by the shareholders may have ceased to be

in force] issue shares in pursuance of any Instrument

 made or granted by the Directors while the authority

 was in force or any additional Instrument referred

to in [a][iii] above, provided always that (i) (a)

except in respect of a pro rate renounceable rights

issue [the Other Share Issue], the aggregate number

of shares to be issued pursuant to this resolution

[including shares to be issued in pursuance of

Instruments made or granted pursuant to this

resolution] does not exceed 50% of the total number

of issued shares [excluding treasury shares] in the

capital of the Company at the time of passing of this

 Resolution [as specified in accordance with

subparagraph (ii) below], of which the aggregate

number of shares other than on a pro rata basis to

existing shareholders [including shares to be issued

in pursuance of Instruments made or granted pursuant

to this resolution] does not exceed 20% of the total

number of issued shares [excluding treasury shares]

in the capital of the Company at the time of passing

of this resolution [as specified in accordance with

subparagraph (ii) below]; in respect of a pro rate

renounceable rights issue [the Renounceable Rights

Issue] , the aggregate number of shares to be issued

[including shares to be issued in pursuance of

instruments made or garanted in connection with such

renounceable rights issue] does not exceed 100% of

the total number of issued shares [excluding treasury

 shares] in the capital of the Company [as specified

in accordance with subparagraph (ii) below]; and the

number of shares to be issued pursuant to the Other

Shares Issues and Renounceable Rights Issue shall not

 , in aggregate, exceed 100% of the total number of

issued shares [excluding treasury shares] in the

PROPOSAL #12.: Authorize the Directors of the Company        ISSUER            YES         AGAINST           AGAINST

 to offer and grant options from time to time in

accordance with the provisions of the Wilmar

Executives' Share Option Scheme 2009 of the Company

[Wilmar ESOS 2009] and, pursuant to Section 161 of

the Companies Act, Chapter 50, to allot and issue

from time to time such number of shares in the

capital of the Company as may be required to be

issued pursuant to the exercise of options granted

[while the authority conferred by this resolution is

in force] under the Wilmar ESOS 2009, notwithstanding

 that the authority conferred by this resolution may

have ceased to be in force, provided that the

aggregate number of shares to be issued pursuant to

the Wilmar ESOS 2009 and all other share-based

incentive schemes of the Company [including but

limited to the Wilmar Executives Share Option Scheme

2000] if any, shall not exceed 15% of the total

number of issued shares [excluding treasury shares]

of the capital of the Company from time to time, as

determined in accordance with the provisions of the

PROPOSAL #13.: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company , contingent upon passing of Resolution

11 above and subject to the provisions of the Listing

 Manual of the Singapore Exchange Securities Trading

Limited [the SGX-ST] [including any supplemental

measures thereto from time to time] to undertake

placements of new shares on a pro rata basis priced

at a discount exceeding 10% but not more than 20% of

the weighted average price as determined in

accordance with the requirements of the Listing

Manual of SGX-ST [including any supplemental measures

 thereto from time to time]; and [unless revoked or

varied by the Company in general meeting] the

authority conferred by this Resolution [Authority

expires shall, unless revoked or varied by the

Company in general meeting, continue in force until

the next AGM of the Company is held or is required by

 law to be held], or 31 DEC 2010 [or such other

period as may be permitted by the SGX-ST], whichever

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WILMAR INTL LTD

  TICKER:                  N/A                 CUSIP:   Y9586L109

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Company, for the purposes        ISSUER            YES         AGAINST           AGAINST

 of Sections 76C and 76E of the Companies Act,

Chapter 50 of Singapore (the Act), the exercise by

the Share Purchase Committee of all the powers of the

 Company to purchase or otherwise acquire issued

ordinary shares of the Company (the shares) not

exceeding in aggregate the Prescribed Limit (as

hereinafter defined), at such price or prices as may

be determined by the Share Purchase Committee from

time to time up to the Maximum Price (as specified),

whether by way of: (i) on-market purchases (each an

on-market share purchase) on the Singapore Exchange

Securities Trading Limited (the SGX-ST); and/or (ii)

off-market purchases (each an off-market share

purchase) effected in accordance with any equal

access scheme(s) as may be determined or formulated

by the Share Purchase Committee as they may consider

fit, which scheme(s) shall satisfy all the conditions

 prescribed by the Act, and otherwise in accordance

with all other laws and regulations and rules of the

SGX-ST as may for the time being be applicable, be

authorized and approved generally and unconditionally

 (the share purchase mandate); [Authority expires the

 earliest of the date on which the next AGM of the

Company is held; or the date by which the next AGM of

 the Company is required by law to be held]; or

authorize the Directors of the Company and/or each of

 them to complete and do all such acts and things as

they and/or he may consider necessary, desirable,

expedient, incidental or in the interests of the

Company to give effect to the transactions

contemplated and/or authorized by this ordinary

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WILMAR INTL LTD

  TICKER:                  N/A                 CUSIP:   Y9586L109

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the proposed offer and grant to         ISSUER            YES         AGAINST           AGAINST

Mr. Kuok Khoon Hong, a controlling shareholder of the

 Company, of option[s] pursuant to and in accordance

with the rules of the 2009 Option Scheme on the

following terms, as specified and authorize the

Directors to allot and issue shares upon the exercise

 of such options(s), as specified

PROPOSAL #2: Approve the proposed offer and grant to         ISSUER            YES         AGAINST           AGAINST

Mr. Martua Sitorus, a controlling shareholder of the

Company, of option[s] pursuant to and in accordance

with the rules of the 2009 Option Scheme on the

following terms, as specified and authorize the

Directors to allot and issue shares upon the exercise

 of such options(s), as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WING HANG BANK LTD

  TICKER:                  N/A                 CUSIP:   Y9588K109

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the audited financial statements          ISSUER            YES             FOR                  FOR

and the report of the Directors and the Independent

Auditor's report for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend of HKD0.50 per         ISSUER            YES             FOR                  FOR

share for the YE 31 DEC 2009

PROPOSAL #3.a: Re-election of Dr FUNG Yuk Bun Patrick        ISSUER            YES             FOR                  FOR

 as a Director

PROPOSAL #3.b: Re-election of Mr. Frank John WANG as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #3.c: Re-election of Mr. TUNG Chee Chen as a        ISSUER            YES         AGAINST           AGAINST

 Director

PROPOSAL #4: Authorize the Board of Directors to fix         ISSUER            YES             FOR                  FOR

Directors' fees

PROPOSAL #5: Re-appointment of KPMG as the Auditors          ISSUER            YES             FOR                  FOR

of the Bank and authorize the Board of Directors to

fix their remuneration

PROPOSAL #6: Approve to grant a general mandate to            ISSUER            YES             FOR                  FOR

the Directors to allot, issue and deal with

additional shares not exceeding 20% of the issued

share capital of the Bank

PROPOSAL #7: Approve to grant a general mandate to            ISSUER            YES             FOR                  FOR

the Directors to repurchase shares of the Bank not

exceeding 10% of the issued share capital of the Bank

PROPOSAL #8: Approve to extend the general mandate            ISSUER            YES             FOR                  FOR

granted to the Directors to allot, issue and deal

with additional shares of the Bank pursuant to

Resolution No. 6 above, by the addition of the

aggregate number of shares repurchased under the

authority granted pursuant to Resolution No. 7 above

PROPOSAL #9: Approve the amendments of the Articles          ISSUER            YES             FOR                  FOR

of Association of the Bank

PROPOSAL #10: Approve and adopt the amended and the          ISSUER            YES             FOR                  FOR

restated Articles of Association of the Bank

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WOODSIDE PETROLEUM LTD

  TICKER:                  N/A                 CUSIP:   980228100

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: To receive and consider the financial            ISSUER             NO              N/A                  N/A

report of the Company and the reports of the

Directors and Auditor for the YE 31 DEC 2009

PROPOSAL #2: Re-elect Dr. Andrew Jamieson as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3: Adopt the remuneration report for the YE        ISSUER            YES             FOR                  FOR

 31 DEC 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WOOLWORTHS LTD

  TICKER:                  N/A                 CUSIP:   Q98418108

  MEETING DATE:      11/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial          ISSUER             NO              N/A                  N/A

report of the Company and the reports of the

Directors and the Auditor for the financial period

ended 28 JUN 2009

PROPOSAL #2.: Adopt, the remuneration report [which          ISSUER            YES             FOR                  FOR

form part of the Directors' report] for the FYE 28

JUN 2009

PROPOSAL #3.A: Re-elect Mr. John Frederick Astbury as        ISSUER            YES             FOR                  FOR

 a Director, who retires by rotation in accordance

with Article 10.3 of the Company's Constitution

PROPOSAL #3.B: Re-elect Mr. Thomas William Pockett as        ISSUER            YES             FOR                  FOR

 a Director, who retires by rotation in accordance

with Article 10.3 of the Company's Constitution

PROPOSAL #3.C: Re-elect Mr. James Alexander Strong as        ISSUER            YES             FOR                  FOR

 a Director, who retires by rotation in accordance

with Article 10.3 of the Company's Constitution

PROPOSAL #S.4: Amend, pursuant to Sections 136(2) and        ISSUER            YES             FOR                  FOR

 648G of the Corporations Act 2001 [Cth], the

Constitution of the Company by re-inserting Articles

6.9 to 6.14 in the form as specified to the notice

convening this meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WORLEYPARSONS LTD

  TICKER:                  N/A                 CUSIP:   Q9857K102

  MEETING DATE:      10/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report of the              ISSUER             NO              N/A                  N/A

Company and the reports of the Directors and the

Auditors for the FYE 30 JUN 2009

PROPOSAL #2.A: Re-elect Mr. Erich Fraunschiel as a            ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with Rule 8.1[e][2] of the Company's

Constitution

PROPOSAL #2.B: Re-elect Mr. William Hall as a                     ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with Rule 8.1[e][2] of the Company's

PROPOSAL #3.: Adopt the remuneration report as set            ISSUER            YES             FOR                  FOR

out in the annual report for the FYE 30 JUN 2009

PROPOSAL #4.: Approve, under the Listing Rule 10.14,         ISSUER            YES             FOR                  FOR

the grant of not more than a total of 92,548

Performance Rights to the Executive Directors of the

Company [Messrs. John Grill, David Housego, William

Hall and Larry Benke] in respect of the 2009/10 FY,

in accordance with the WorleyParsons Limited

Performance Rights Plan and on the specified terms

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WYNN MACAU LTD

  TICKER:                  N/A                 CUSIP:   G98149100

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited                          ISSUER            YES             FOR                  FOR

consolidated financial statements of the Company and

its subsidiaries and the reports of the Directors and

 Auditors of the Company for the YE 31 DEC 2009

PROPOSAL #2.a: Re-election of Mr. Ian Michael                     ISSUER            YES             FOR                  FOR

Coughlan as an Executive Director of the Company

PROPOSAL #2.b: Re-election of Mr. Marc D. Schorr as          ISSUER            YES             FOR                  FOR

Non-Executive Director of the Company

PROPOSAL #2.c: Re-election of Mr. Jeffrey Kin-fung            ISSUER            YES             FOR                  FOR

Lam as an Independent Non-Executive Director of the

PROPOSAL #2.d: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company to fix the respective Directors

PROPOSAL #3: Re-appointment of Ernst & Young as the          ISSUER            YES             FOR                  FOR

Auditors of the Company and authorize the Board of

Directors to fix their remuneration

PROPOSAL #4: Approve to give a general mandate to the        ISSUER            YES             FOR                  FOR

 Directors to repurchase shares of the Company not

exceeding 10% of the issued share capital of the

Company as at the date of this resolution

PROPOSAL #5: Approve to give a general mandate to the        ISSUER            YES             FOR                  FOR

 Directors to issue additional shares of the Company

not exceeding 20% of the issued share capital of the

Company as at the date of this resolution

PROPOSAL #6: Approve to extend the general mandate            ISSUER            YES             FOR                  FOR

granted to the Directors to issue additional shares

of the Company by the aggregate nominal amount of the

 shares repurchased by the Company

PROPOSAL #7: Approve the refreshment of limit on the         ISSUER            YES             FOR                  FOR

grant of options under the Share Option Scheme of the

 Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YAHOO JAPAN CORPORATION

  TICKER:                  N/A                 CUSIP:   J95402103

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YAKULT HONSHA CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J95468120

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.18: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.19: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.20: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.21: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.22: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.23: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.24: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.25: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.26: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Abolition of Performance-based          ISSUER            YES         AGAINST           AGAINST

Compensations to Operating Executive Officers

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YAMADA DENKI CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J95534103

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Expand Business Lines      ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Provision of Retirement                     ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YAMAGUCHI FINANCIAL GROUP,INC.

  TICKER:                  N/A                 CUSIP:   J9579M103

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YAMAHA CORPORATION

  TICKER:                  N/A                 CUSIP:   J95732103

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Renewal of Measures for the Large                 ISSUER            YES         AGAINST           AGAINST

Purchase of Company Shares (Anti-Takeover Measures)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YAMAHA MOTOR CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J95776126

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve Renewal of Countermeasures to          ISSUER            YES         AGAINST           AGAINST

Large-Scale Acquisitions of the Company's Shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YAMATO HOLDINGS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J96612114

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YAMATO KOGYO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J96524111

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YAMAZAKI BAKING CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J96656103

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Directors and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YANGZIJIANG SHIPBUILDING (HOLDINGS) LTD

  TICKER:                  N/A                 CUSIP:   Y9728A102

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Audited financial         ISSUER            YES             FOR                  FOR

statements for the FYE 31 DEC 2009 and the Directors

reports and the Auditors' report thereon

PROPOSAL #2: Declare a tax exempt  one tier  final            ISSUER            YES             FOR                  FOR

dividend of SGD 0.035 per ordinary share in respect

of the FYE 31 DEC 2009

PROPOSAL #3: Approve the proposed Directors fees of          ISSUER            YES             FOR                  FOR

SGD 91,000 for the FYE 31 DEC 2009 2008: SGD 91,500

PROPOSAL #4: Re-election of Mr. Xiang Jianjun as a            ISSUER            YES             FOR                  FOR

Director, retiring by rotation pursuant to Article 94

 of the Company's Articles of Association

PROPOSAL #5: Re-elect Mr. Wang Dong as a Director,            ISSUER            YES             FOR                  FOR

retiring by rotation pursuant to Article 94 of the

Company's Articles of Association

PROPOSAL #6: Re-appoint PricewaterhouseCoopers LLP as        ISSUER            YES             FOR                  FOR

 the Auditors and authorize the Directors to fix

their remuneration

PROPOSAL #7: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

pursuant to Section 161 of the Companies Act, Chapter

 50 and the listing rules of the Singapore Exchange

Securities Trading Limited  the SGX-ST : (a) (i)

issue ordinary shares in the capital of the Company

Shares  whether by way of rights, bonus or otherwise;

 and/or (ii) make or grant offers, agreements or

options  collectively, Instruments  that might or

would require Shares to be issued, including but not

limited to the creation and issue of  as well as

adjustments to warrants, debentures or other

instruments convertible into Shares, at any time and

upon such terms and conditions and for such purposes

and to such persons as the Directors may in their

absolute discretion deem fit; and (b) notwithstanding

 that the authority conferred by this Resolution may

have ceased to be in force  CONTD..

PROPOSAL #8: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

notwithstanding Rule 811 of the Listing Manual issued

 by SGX-ST, pursuant to the terms and conditions of

the Share Issue Mandate under Resolution 7 above, to

issue new shares of the Company to subscribers or

places under a share placement at a discount that is

more than 10% but not exceeding 20% to the weighted

average price for trades done on the SGX-ST for the

full market day on which the placement or

subscription agreement is signed; trading in the

Company's shares is not available for a full market

day, the weighted average price shall be based on

trades done on the preceding market day up to the

time the placement agreement or subscription

agreement is signed. (b) (unless revoked or varied by

 the Company in a general meeting), the  Authority so

 conferred shall continue CONTD..

PROPOSAL #9: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to (a) to purchase or otherwise acquire issued

Ordinary Shares not exceeding in aggregate the

Maximum Limit of 10% as hereafter defined , at such

price or prices as may be determined by the Directors

 of the Company from time to time up to the Maximum

Price  as hereafter defined , whether by way of:

market purchase(s) of 105% on the SGX-ST; and/or;

off-market purchase(s) of 120%  if effected otherwise

 than on the SGX-ST  in accordance with any equal

access scheme(s) as may be determined or formulated

by the Directors of the Company as they consider fit,

 which scheme(s) shall satisfy all the conditions

prescribed by the Companies Act; and otherwise in

accordance with all other laws and regulations and

rules of the SGX-ST as may for the time being be

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YASKAWA ELECTRIC CORPORATION

  TICKER:                  N/A                 CUSIP:   J9690T102

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YOKOGAWA ELECTRIC CORPORATION

  TICKER:                  N/A                 CUSIP:   J97272124

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YUE YUEN INDUSTRIAL (HOLDINGS) LTD

  TICKER:                  N/A                 CUSIP:   G98803144

  MEETING DATE:      3/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and approve the audited                       ISSUER            YES             FOR                  FOR

financial statements and the reports of the Directors

 and the Auditors for the YE 30 SEP 2009

PROPOSAL #2: Declare a final dividend of HKD 0.55 per        ISSUER            YES             FOR                  FOR

 share for the YE 30 SEP 2009

PROPOSAL #3.I: Re-elect Mr. Kuo Tai Yu as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.II: Re-elect Mr. Chan Lu Min as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.III: Re-elect Ms. Tsai Pei Chun, Patty as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #3.IV: Re-elect Ms. Kuo Li Lien as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.V: Re-elect Dr. Liu Len Yu as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #3.VI: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

fix the remuneration of the Directors

PROPOSAL #4: Appoint the Auditors and authorize the          ISSUER            YES             FOR                  FOR

Board of Directors to fix their

PROPOSAL #5.A: Authorize the Directors of the                     ISSUER            YES         AGAINST           AGAINST

Company, during the Relevant Period  as specified

below , to allot, issue and deal with additional

shares in the capital of the Company and to make or

grant offers, agreements and options which might

require the exercise of such power; the aggregate

nominal amount of share capital allotted or agreed

conditionally or unconditionally to be allotted

whether pursuant to an option or otherwise  by the

Directors of the Company pursuant to the approval in

this resolution, otherwise than pursuant to a rights

PROPOSAL #5.B: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, during the Relevant Period  as specified

below , to purchase its own shares, subject to and in

 accordance with all applicable laws; the aggregate

nominal amount of shares of the Company purchased or

agreed conditionally or unconditionally to be

purchased by the Company pursuant to the approval in

this resolution shall not exceed 10% of the aggregate

 nominal amount of the share capital of the Company

in issue as at the date of this resolution and the

said approval be limited accordingly; and  Authority

expires the earlier of the conclusion of the next AGM

 of the Company following the passing of this

resolution at which time it shall lapse unless, by

ordinary resolution passed at that meeting, the

authority is renewed, either unconditionally or

subject to conditions; or the revocation or variation

 of the authority given under this resolution by an

ordinary resolution of the shareholders of the Compa

PROPOSAL #5.C: Approve, conditional upon the                       ISSUER            YES         AGAINST           AGAINST

Resolution designated 5.B in the notice of general

meeting being passed  with or without amendments ,

the aggregate nominal amount of the number of shares

in the capital of the Company which are repurchased

by the Company under the authority granted to the

Directors of the Company as mentioned in that

resolution shall be added to the aggregate nominal

amount of share capital of the Company that may be

allotted or agreed conditionally or unconditionally

to be allotted by the directors of the Company

pursuant to the Resolution designated 5.A in the

notice of general meeting of the Company

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

  By:     /s/F. William McNabb III

             (Heidi Stam)

             F. William McNabb III*

             Chairman and Chief Executive Officer

  Date:   August 30, 2010

      *  By Power of Attorney.  Filed on April 26, 2010, see File Number 33-53683.

                Incorporated by Reference.